SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.                                               [ ]

   Post-Effective Amendment No. 11    (File No. 333-91691)                   [x]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 12 (File No. 811-07623) [ X ]

                        (Check appropriate box or boxes)

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

       (formerly IDS Life of New York Flexible Portfolio Annuity Account)
 -------------------------------------------------------------------------------

                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
 -------------------------------------------------------------------------------

                               (Name of Depositor)

                 20 Madison Avenue Extension, Albany, NY 12203
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        (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
 -------------------------------------------------------------------------------

                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ]  immediately  upon  filing  pursuant  to  paragraph  (b)
   [X]  on October 1, 2004 pursuant  to  paragraph  (b)
   [ ]  60 days after  filing  pursuant  to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and Statement of Additional Information filed electronically herewith are not intended to supersede prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 9 to Registration Statement No. 333-91691, filed on or about April 28, 2004.

Prospectus


Oct. 1, 2004


American Express

Retirement Advisor Advantage Plus(SM) Variable Annuity/Retirement Advisor Select Plus(SM) Variable Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

Issued by:    IDS Life Insurance Company of New York (IDS Life of New York)
              20 Madison Avenue Extension
              Albany, NY 12203
              Telephone: (800) 541-2251
              IDS Life of New York Variable Annuity Account

This prospectus contains information that you should know before investing in the American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus), or the American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

o  American Express(R) Variable Portfolio Funds

o  AIM Variable Insurance Funds

o  AllianceBernstein Variable Products Series Fund, Inc.

o  American Century(R) Variable Portfolios, Inc.

o  Calvert Variable Series, Inc.

o  Evergreen Variable Annuity Trust

o  Fidelity(R) Variable Insurance Products - Service Class 2

o  Franklin(R) Templeton(R) Variable Insurance
   Products Trust (FTVIPT) - Class 2

o  Goldman Sachs Variable Insurance Trust (VIT)

o  Lazard Retirement Series, Inc.

o  Liberty Variable Investment Trust

o  MFS(R) Variable Insurance Trust(SM)

o  Oppenheimer Variable Account Funds - Service Shares

o  Putnam Variable Trust - Class IB Shares

o  Strong Opportunity Fund II, Inc.

o  Van Kampen Life Investment Trust

o  Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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1   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

Table of Contents

Key Terms                                                                   3

The Contract in Brief                                                       4

Expense Summary                                                             6

Condensed Financial Information (Unaudited)                                12


Financial Statements                                                       28

The Variable Account and the Funds                                         28

The Fixed Account                                                          38

The Special DCA Account                                                    38

Buying Your Contract                                                       38

Charges                                                                    40

Valuing Your Investment                                                    44

Making the Most of Your Contract                                           47

Surrenders                                                                 50

TSA -- Special Surrender Provisions                                        51

Changing Ownership                                                         52

Benefits in Case of Death -- Standard Death Benefit                        52

Optional Benefits                                                          54

The Annuity Payout Period                                                  57

Taxes                                                                      58

Voting Rights                                                              61

Substitution of Investments                                                61

About the Service Providers                                                61

Table of Contents of the Statement of Additional Information               63


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2   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Band 3 annuities: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

o current or retired employees of American Express Financial Corporation (AEFC) or its subsidiaries and their spouses (employees),

o current or retired American Express financial advisors and their spouses (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

Beneficiary: The person you designate to receive benefits in case of the owner's death while the contract is in force.

Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

Code: The Internal Revenue Code of 1986, as amended.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

Maximum Anniversary Value Death Benefit (MAV) and Maximum Five-Year Anniversary Value Death Benefit (5-Year MAV): These are optional benefits you can add to your contract for an extra charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

Owner (you, your): A natural person (including a revocable trust) who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a non-natural person as the owner, "you, your" means the annuitant.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

Return of Purchase Payments Death Benefit (ROPP): This is an optional benefit that you can add to your contract for an extra charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

Special Dollar-Cost Averaging (Special DCA) account: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

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3   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o  Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o  Roth IRAs under Section 408A of the Code

o  SIMPLE IRAs under Section 408(p) of the Code

o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o  Plans under Section 401(k) of the Code

o  Custodial and trusteed plans under Section 401(a) of the Code

o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, and/or ROPP. The rider adds the terms of the optional benefit to your contract.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to invest.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts, subaccounts and/or Special DCA account (when available) under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use one of these contracts as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

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4   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Free look period: You may return your contract to your sales representative or to our home office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 28)

o the fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the fixed account may be subject to special restrictions. (p. 38)


o    the Special DCA account, when available.


Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 38)


Purchase payments:

Minimum allowable purchase payments

If paying by installments under a scheduled payment plan:

      $23.08 biweekly, or

      $50 per month

                                                     RAVA Advantage Plus              RAVA Select Plus
   If paying by any other method:
      initial payment for qualified annuities              $1,000                          $ 2,000
      initial payment for nonqualified annuities            2,000                           10,000
      for any additional payments                              50                               50

Maximum allowable purchase payments (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
   For the first year:
      through age 85                                     $999,999*                        $999,999*
      for ages 86 to 90                                   100,000                          100,000
   For each subsequent year:
      through age 85                                      100,000                          100,000
      for ages 86 to 90                                    50,000                           50,000

* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.


Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (p. 48)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 50)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 52)

Benefits in case of death: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 52)

Optional benefits: These contracts offer optional features that are available for additional charges if you meet certain criteria. (p. 54)


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5   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 57)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (p. 58)


Limitations on use of contracts: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority.

Expense Summary

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract or surrender the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge for RAVA Advantage Plus

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

                   Seven-year schedule                                                       Ten-year schedule
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0

Surrender charge for RAVA Select Plus

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                               Years from                                            Surrender charge
                              contract date                                             percentage
                                   1                                                        7%
                                   2                                                        7
                                   3                                                        7
                                   Thereafter                                               0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


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6   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
                                                                                    Maximum: $50                 Current: $30

(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary. This fee applies only if you elect the optional rider.)

ROPP rider fee                                                                     Maximum: 0.30%               Current: 0.20%
MAV rider fee                                                                      Maximum: 0.35%               Current: 0.25%
5-year MAV rider fee                                                               Maximum: 0.20%               Current: 0.10%

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

Mortality and expense risk fee:                                                    RAVA Advantage Plus            RAVA Select Plus
For nonqualified annuities                                                                  0.95%                        1.20%
For qualified annuities                                                                     0.75%                        1.00%
For band 3 annuities                                                                        0.55%                        0.75%

ANNUAL OPERATING EXPENSES OF THE FUNDS

The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds for the last fiscal year that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

 Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                     Minimum           Maximum
Total expenses before fee waivers and/or expense reimbursements                       .57%              2.85%

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                      Gross total
                                                                         Management         12b-1         Other         annual
                                                                            fees            fees        expenses       expenses
AXP(R) Variable Portfolio
      Cash Management Fund                                                    .51%          .13%           .05%           .69%(1)
      Core Bond Fund                                                          .63           .13            .34           1.10(2)
      Diversified Bond Fund                                                   .60           .13            .08            .81(1)
      Diversified Equity Income Fund                                          .64           .13            .09            .86(1)
      Equity Select Fund                                                      .57           .13            .15            .85(1)
      Global Bond Fund                                                        .83           .13            .12           1.08(1)
      Growth Fund                                                             .55           .13            .17            .85(1)
      High Yield Bond Fund                                                    .62           .13            .07            .82(1)
      Income Opportunities Fund                                               .64           .13            .74           1.51(2)
      Inflation Protected Securities Fund                                     .49           .13            .16            .78(3)


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7   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                    Gross total
                                                                         Management         12b-1         Other       annual
                                                                            fees            fees        expenses     expenses
 AXP(R) Variable Portfolio (continued)
      Large Cap Equity Fund                                                   .65%          .13%           .07%         .85%(1)
      (previously AXP Variable Portfolio - Capital Resource Fund)
      Large Cap Value Fund                                                    .63           .13           2.09         2.85(2)
      Managed Fund                                                            .60           .13            .05          .78(1)
      New Dimensions Fund(R)                                                  .53           .13            .06          .72(1)
      Partners Select Value Fund                                              .81           .13           1.03         1.97(2)
      Partners Small Cap Value Fund                                           .94           .13            .20         1.27(1)
      S&P 500 Index Fund                                                      .29           .13            .15          .57(2)
      Short Duration U.S. Government Fund                                     .61           .13            .08          .82(1)
      Small Cap Advantage Fund                                                .85           .13            .12         1.10(1)
      Strategy Aggressive Fund                                                .51           .13            .08          .72(1)
      Threadneedle Emerging Markets Fund                                     1.11           .13            .43         1.67(1)
      (previously AXP Variable Portfolio - Emerging Markets Fund)
      Threadneedle International Fund                                         .75           .13            .10          .98(1)
      (previously AXP Variable Portfolio - International Fund)
 AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series II Shares                    .61           .25            .24         1.10(4)
      AIM V.I. Capital Development Fund, Series II Shares                     .75           .25            .38         1.38(4)
      INVESCO VIF - Financial Services Fund, Series I Shares                  .75            --            .36         1.11(5)
      INVESCO VIF - Technology Fund, Series I Shares                          .75            --            .41         1.16(5),(6)
 AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein VP Growth and Income Portfolio (Class B)              .63           .25            .03          .91(7)
      AllianceBernstein VP International Value Portfolio (Class B)           1.00           .25            .49         1.74(8)
 American Century(R) Variable Portfolios, Inc.
      VP International, Class II                                             1.23           .25            .01         1.49(9),(10)
      VP Value, Class II                                                      .85           .25             --         1.10(9)
 Calvert Variable Series, Inc.
      Social Balanced Portfolio                                               .70            --            .23          .93(11)
 Evergreen VA
      International Equity Fund - Class 2                                     .66           .25            .46         1.37(12)
 Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2                               .48           .25            .12          .85(13)
      Mid Cap Portfolio Service Class 2                                       .58           .25            .12          .95(13)
      Overseas Portfolio Service Class 2                                      .73           .25            .18         1.16(13)
 FTVIPT
      Franklin Real Estate Fund - Class 2                                     .50           .25            .03          .78(14),(15)
      Franklin Small Cap Value Securities Fund - Class 2                      .57           .25            .19         1.01(15),(16)
      Mutual Shares Securities Fund - Class 2                                 .60           .25            .20         1.05(15)
 Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                               .70            --            .15          .85(17)
      Mid Cap Value Fund                                                      .80            --            .11          .91(17)
 Lazard Retirement Series
      International Equity Portfolio                                          .75           .25            .65         1.65(18)


--------------------------------------------------------------------------------
8   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                    Gross total
                                                                         Management         12b-1         Other       annual
                                                                            fees            fees        expenses     expenses
 Liberty
      Columbia High Yield Fund, Variable Series, Class B                      .60%          .25%           .31%        1.16%(19)
 MFS(R)
      Investors Growth Stock Series - Service Class                           .75           .25            .13         1.13(20),(21)
      New Discovery Series - Service Class                                    .90           .25            .14         1.29(20),(21)
      Total Return Series - Service Class                                     .75           .25            .09         1.09(20)
      Utilities Series - Service Class                                        .75           .25            .17         1.17(20),(21)
 Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                               .63           .25            .05          .93(7)
      Main Street Small Cap Fund/VA, Service Shares                           .75           .25            .23         1.23(7)
      Strategic Bond Fund/VA, Service Shares                                  .72           .25            .05         1.02(7)
 Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                        .70           .25            .14         1.09(7)
      Putnam VT International Equity Fund - Class IB Shares                   .76           .25            .18         1.19(7)
      Putnam VT Vista Fund - Class IB Shares                                  .65           .25            .11         1.01(7)
 Strong Funds
      Strong Opportunity Fund II - Advisor Class                              .75           .25            .39         1.39(22)
 Van Kampen LIT
      Comstock Portfolio, Class II Shares                                     .60           .25            .05          .90(7)
 Wanger
      International Small Cap                                                1.22            --            .19         1.41(23)
      U.S. Smaller Companies                                                  .93            --            .05          .98(23)


We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contracts and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.95% for AXP(R) Variable Portfolio - Core Bond Fund, 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund, 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

(3) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.75% for AXP(R) Variable Portfolio - Inflation Protected Securities Fund average daily net assets.

(4) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements. The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(6) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Gross total annual operating expenses have been restated to reflect current expenses.

(7) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.

(8) For all of 2003, AllianceBernstein VP International Value Portfolio (Class B) was capped at 1.45%. Effective Jan. 1, 2004 and continuing for a period of at least five years, the "Management fees" and "Gross total annual expenses" after waiver for the portfolio would be 0.75% and 1.49%.

(9) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(10) International investing involves special risks including political instability and currency fluctuations.

(11) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.


--------------------------------------------------------------------------------
9   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

(12) The total ratio of expenses to average net assets excludes expense reductions and fee waivers The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expenses reimbursements were made. The Fund's investment advisor may cease these waivers and/or reimbursements at any time. With fee waivers and expense reimbursements, "Other expenses" and "Gross total annual expenses" would be 0.41% and 1.32% for Evergreen VA International Equity Fund - Class 2.

(13) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(14) The Fund administration fee is paid indirectly through the management fee.

(15) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(16) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(17) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expenses limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.

(18) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(19) Management fees have been restated to reflect the discontinuance of the administration fee for the Fund effective Nov. 1, 2003. The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares. If this waiver were reflected in the table the 12b-1 fee for Class B shares would be 0.06%. In addition, the Fund's advisor has voluntarily agreed to waive 0.27% of other expenses. If this waiver were reflected in the table, other expenses would be 0.04% and gross total annual expenses would be 0.70%. This arrangement may be modified or terminated by the advisor at any time.

(20) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(21) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.

(22) Expenses are calculated semiannually. The Fund's Advisor is currently waiving and/or absorbing expenses of 0.11%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's "Other expenses" that were not attributable to the Advisor or its affiliates. With these expense offsets the "Gross total annual expenses" would have been 1.27%.

(23) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This expense limitation is contractual and will terminate on April 30, 2005.


Examples

These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds for the last fiscal year. They assume that you select the optional MAV. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                             If you do not surrender your contract
                                                    If you surrender your contract          or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                             1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule     $1,228.96  $1,996.05  $2,775.50  $4,429.38    $428.96  $1,296.05  $2,175.50  $4,429.38

RAVA Advantage Plus
With a seven-year surrender charge schedule    1,128.96   1,896.05   2,575.50   4,429.38     428.96   1,296.05   2,175.50   4,429.38

RAVA Select Plus                               1,156.54   2,075.57   2,302.60   4,655.69     456.54   1,375.57   2,302.60   4,655.69


--------------------------------------------------------------------------------
10   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

                                                                                             If you do not surrender your contract
                                                    If you surrender your contract          or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Qualified Annuity                                1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule     $1,208.46  $1,936.64  $2,680.05  $4,257.05    $408.46  $1,236.64  $2,080.05  $4,257.05

RAVA Advantage Plus
With a seven-year surrender charge schedule    1,108.46   1,836.64   2,480.05   4,257.05     408.46   1,236.64   2,080.05   4,257.05

RAVA Select Plus                               1,136.04   2,016.49   2,208.24   4,488.02     436.04   1,316.49   2,208.24   4,488.02

                                                                                             If you do not surrender your contract
                                                    If you surrender your contract          or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Band 3 Annuity                                   1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule     $1,187.96  $1,876.98  $2,583.77  $4,081.18    $387.96  $1,176.98  $1,983.77  $4,081.18

RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule    1,087.96   1,776.98   2,383.77   4,081.18     387.96   1,176.98   1,983.77   4,081.18

RAVA Select Plus - Band 3                      1,110.41   1,942.29   2,089.15   4,273.57     410.41   1,242.29   2,089.15   4,273.57


Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                                             If you do not surrender your contract
                                                    If you surrender your contract          or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Nonqualified Annuity                             1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule       $959.39  $1,194.63  $1,453.11  $1,861.75    $159.39    $494.63    $853.11  $1,861.75

RAVA Advantage Plus
With a seven-year surrender charge schedule      859.39   1,094.63   1,253.11   1,861.75     159.39     494.63     853.11   1,861.75

RAVA Select Plus                                 886.96   1,278.62     995.19   2,156.20     186.96     578.62     995.19   2,156.20

                                                                                             If you do not surrender your contract
                                                    If you surrender your contract          or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Qualified Annuity                                1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule       $938.89  $1,131.89  $1,346.44  $1,637.74    $138.89    $431.89    $746.44  $1,637.74

RAVA Advantage Plus
With a seven-year surrender charge schedule      838.89   1,031.89   1,146.44   1,637.74     138.89     431.89     746.44   1,637.74

RAVA Select Plus                                 866.46   1,216.22     889.70   1,938.02     166.46     516.22     889.70   1,938.02

                                                                                             If you do not surrender your contract
                                                    If you surrender your contract          or if you select an annuity payout plan
                                               at the end of the applicable time period:   at the end of the applicable time period:
Band 3 Annuity                                   1 year    3 years    5 years   10 years     1 year    3 years    5 years   10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule       $918.39  $1,068.89  $1,238.87  $1,409.31    $118.39    $368.89    $638.87  $1,409.31

RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule      818.39     968.89   1,038.87   1,409.31     118.39     368.89     638.87   1,409.31

RAVA Select Plus - Band 3                        840.84   1,137.86     756.61   1,659.21     140.84     437.86     756.61   1,659.21

* In these examples, the contract administrative charge is estimated as a 0.35% charge for RAVA Advantage Plus, a 0.54% charge for RAVA Select Plus, a 0.35% charge for RAVA Advantage Plus - Band 3, and a 0.54% charge for RAVA Select Plus - Band 3. This estimate is based on contract administrative charges collected during the year under similar class of contracts. We divided the total amount of such charges by the total average net assets attributable to those contracts.


--------------------------------------------------------------------------------
11   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Condensed Financial Information

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM8 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.04    $1.04   $1.01    $1.00
Accumulation unit value at end of period                                                  $1.04    $1.04   $1.04    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                  12,254   15,264  14,112    3,674
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD8 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.14    $1.09   $1.02    $1.00
Accumulation unit value at end of period                                                  $1.19    $1.14   $1.09    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                  10,290    7,749   3,860      476
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE8 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.81    $1.01   $1.00    $1.00
Accumulation unit value at end of period                                                  $1.14    $0.81   $1.01    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   4,410    2,358   1,089       17
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES8 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (5/1/2001)
Accumulation unit value at beginning of period                                            $0.85    $1.00   $1.00       --
Accumulation unit value at end of period                                                  $1.04    $0.85   $1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                     998      351      86       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB8 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.20    $1.05   $1.05    $1.00
Accumulation unit value at end of period                                                  $1.35    $1.20   $1.05    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                   2,454    1,346     529       95
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR8 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.39    $0.53   $0.77    $1.00
Accumulation unit value at end of period                                                  $0.47    $0.39   $0.53    $0.77
Number of accumulation units outstanding at end of period (000 omitted)                   5,159    3,200   2,185      741
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI8 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.90    $0.97   $0.93    $1.00
Accumulation unit value at end of period                                                  $1.12    $0.90   $0.97    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                   9,939    5,182   2,596      465
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR8 (Investing in shares of AXP(R) Variable Portfolio - Large Cap Equity Fund)
(9/29/2000)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                            $0.55    $0.71   $0.88    $1.00
Accumulation unit value at end of period                                                  $0.71    $0.55   $0.71    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                     815      363     339      110
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF8 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.73    $0.84   $0.95    $1.00
Accumulation unit value at end of period                                                  $0.87    $0.73   $0.84    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   1,566    1,122     988      129
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND8 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R) ) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.57    $0.74   $0.89    $1.00
Accumulation unit value at end of period                                                  $0.71    $0.57   $0.74    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                  18,793   12,999   6,990    1,168
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV8 (Investing in shares of AXP(R) Variable Portfolio - Partners Small
Cap Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                            $0.93    $1.07   $1.00       --
Accumulation unit value at end of period                                                  $1.28    $0.93   $1.07       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,184    2,710     606       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV8 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.61    $0.80   $0.92    $1.00
Accumulation unit value at end of period                                                  $0.78    $0.61   $0.80    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                   6,233    3,963   2,214      129
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI8 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.14    $1.09   $1.03    $1.00
Accumulation unit value at end of period                                                  $1.15    $1.14   $1.09    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   9,919    8,720   2,737      252
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC8 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage
Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.72    $0.88   $0.95    $1.00
Accumulation unit value at end of period                                                  $1.06    $0.72   $0.88    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   1,716      913     440       65
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA8 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.33    $0.48   $0.72    $1.00
Accumulation unit value at end of period                                                  $0.42    $0.33   $0.48    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                   1,601    1,307   1,186      459
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM8 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund) (9/29/2000)
(previously AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                            $0.81    $0.87   $0.88    $1.00
Accumulation unit value at end of period                                                  $1.13    $0.81   $0.87    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                     217      149     100        7
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE8 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle
International Fund) (9/29/2000)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                            $0.52    $0.64   $0.91    $1.00
Accumulation unit value at end of period                                                  $0.66    $0.52   $0.64    $0.91
Number of accumulation units outstanding at end of period (000 omitted)                     359      191     182       13
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II
Shares)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.73    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $0.94    $0.73   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                     765      424     114       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8AD (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.76    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $1.02    $0.76   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                     738      426      65       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio
(Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.74    $0.97   $1.00       --
Accumulation unit value at end of period                                                  $0.98    $0.74   $0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                   5,594    2,924     307       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.92    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $1.31    $0.92   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,161      643      38       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8AI (Investing in shares of American Century(R) VP International, Class II)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.73    $0.93   $1.00       --
Accumulation unit value at end of period                                                  $0.91    $0.73   $0.93       --
Number of accumulation units outstanding at end of period (000 omitted)                     938      559     119       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8AV (Investing in shares of American Century(R) VP Value, Class II) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.90    $1.04   $1.00       --
Accumulation unit value at end of period                                                  $1.15    $0.90   $1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                   4,207    2,339     719       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.75    $0.86   $0.93    $1.00
Accumulation unit value at end of period                                                  $0.88    $0.75   $0.86    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                     475      348     124       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
13   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service
Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.82    $1.00   $1.00       --
Accumulation unit value at end of period                                                  $1.01    $0.82   $1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                   6,872    2,998     502       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.93    $1.04   $1.00       --
Accumulation unit value at end of period                                                  $1.27    $0.93   $1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                   7,511    3,349     588       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.75    $0.95   $1.00       --
Accumulation unit value at end of period                                                  $1.06    $0.75   $0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,326      836     149       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(9/29/2000)
Accumulation unit value at beginning of period                                            $1.12    $1.11   $1.04    $1.00
Accumulation unit value at end of period                                                  $1.51    $1.12   $1.11    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                   4,889    2,603   1,003      137
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities
Fund - Class 2) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.10    $1.23   $1.09    $1.00
Accumulation unit value at end of period                                                  $1.45    $1.10   $1.23    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                   2,159    1,333     350       18
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.85    $0.97   $1.00       --
Accumulation unit value at end of period                                                  $1.05    $0.85   $0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,574      801     155       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.62    $0.79   $0.91    $1.00
Accumulation unit value at end of period                                                  $0.79    $0.62   $0.79    $0.91
Number of accumulation units outstanding at end of period (000 omitted)                   3,397    2,661   1,788      266
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.17    $1.24   $1.11    $1.00
Accumulation unit value at end of period                                                  $1.49    $1.17   $1.24    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   4,304    2,280     796       37
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8FS (Investing in shares of INVESCO VIF - Financial Services Fund,
Series I Shares)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.82    $0.97   $1.00       --
Accumulation unit value at end of period                                                  $1.05    $0.82   $0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                     482      337     123       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8TC (Investing in shares of INVESCO VIF - Technology Fund, Series I
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.48    $0.91   $1.00       --
Accumulation unit value at end of period                                                  $0.69    $0.48   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                     403      215      92       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.66    $0.75   $1.00    $1.00
Accumulation unit value at end of period                                                  $0.84    $0.66   $0.75    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   2,168      777     352       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.47    $0.65   $0.87    $1.00
Accumulation unit value at end of period                                                  $0.57    $0.47   $0.65    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                   5,911    4,123   2,296      695
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.57    $0.85   $0.90    $1.00
Accumulation unit value at end of period                                                  $0.76    $0.57   $0.85    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                   5,373    4,442   2,760      479
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8UT (Investing in shares of MFS(R) Utilities Series - Service Class)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.68    $0.89   $1.00       --
Accumulation unit value at end of period                                                  $0.92    $0.68   $0.89       --
Number of accumulation units outstanding at end of period (000 omitted)                     718      283     112       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.78    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $0.91    $0.78   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,270      748     169       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.78    $0.96   $1.00       --
Accumulation unit value at end of period                                                  $1.00    $0.78   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,718    2,109     364       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.36    $0.52   $0.79    $1.00
Accumulation unit value at end of period                                                  $0.48    $0.36   $0.52    $0.79
Number of accumulation units outstanding at end of period (000 omitted)                   3,452    3,552   3,407      767
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.72    $0.99   $1.00       --
Accumulation unit value at end of period                                                  $0.97    $0.72   $0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,450      884     232       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8IT (Investing in shares of Wanger International Small Cap) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.54    $0.63   $0.80    $1.00
Accumulation unit value at end of period                                                  $0.80    $0.54   $0.63    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                   4,070    1,930     833      190
----------------------------------------------------------------------------------------------------------------------------
Subaccount 8SP (Investing in shares of Wanger U.S. Smaller Companies) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.94    $1.13   $1.03    $1.00
Accumulation unit value at end of period                                                  $1.33    $0.94   $1.13    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   6,621    2,942     855       77
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
15   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM7 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.04    $1.04   $1.01    $1.00
Accumulation unit value at end of period                                                  $1.04    $1.04   $1.04    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                  10,038   12,020  13,646    4,153
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD7 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.14    $1.09   $1.02    $1.00
Accumulation unit value at end of period                                                  $1.18    $1.14   $1.09    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   8,654    7,278   4,119      600
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE7 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity
Income Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.81    $1.01   $1.00    $1.00
Accumulation unit value at end of period                                                  $1.13    $0.81   $1.01    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                   4,235    2,480   1,303       83
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES7 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (5/1/2001)
Accumulation unit value at beginning of period                                            $0.85    $0.99   $1.00       --
Accumulation unit value at end of period                                                  $1.03    $0.85   $0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                     811      401     184       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB7 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.20    $1.05   $1.05    $1.00
Accumulation unit value at end of period                                                  $1.34    $1.20   $1.05    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                   2,836    1,944   1,001      174
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR7 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.39    $0.53   $0.77    $1.00
Accumulation unit value at end of period                                                  $0.46    $0.39   $0.53    $0.77
Number of accumulation units outstanding at end of period (000 omitted)                   4,296    2,674   2,826    1,195
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI7 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.90    $0.97   $0.93    $1.00
Accumulation unit value at end of period                                                  $1.11    $0.90   $0.97    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                  10,123    5,961   3,548      577
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR7 (Investing in shares of AXP(R) Variable Portfolio - Large Cap Equity Fund)
(9/29/2000)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                            $0.55    $0.71   $0.88    $1.00
Accumulation unit value at end of period                                                  $0.70    $0.55   $0.71    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                     831      450     326       65
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF7 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.73    $0.84   $0.95    $1.00
Accumulation unit value at end of period                                                  $0.86    $0.73   $0.84    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   1,979    1,811   1,468      387
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND7 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R) ) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.57    $0.74   $0.89    $1.00
Accumulation unit value at end of period                                                  $0.70    $0.57   $0.74    $0.89
Number of accumulation units outstanding at end of period (000 omitted)                  14,029   11,893   8,744    1,885
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV7 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap
Value Fund) (8/14/2001)
Accumulation unit value at beginning of period                                            $0.93    $1.07   $1.00       --
Accumulation unit value at end of period                                                  $1.27    $0.93   $1.07       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,089    2,209     628       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV7 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.61    $0.80   $0.92    $1.00
Accumulation unit value at end of period                                                  $0.78    $0.61   $0.80    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                   5,947    3,742   1,886      113
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI7 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.14    $1.08   $1.03    $1.00
Accumulation unit value at end of period                                                  $1.14    $1.14   $1.08    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   9,828    8,010   4,050      474
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC7 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.72    $0.88   $0.95    $1.00
Accumulation unit value at end of period                                                  $1.05    $0.72   $0.88    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                   1,581      998     599      100
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA7 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.32    $0.48   $0.72    $1.00
Accumulation unit value at end of period                                                  $0.41    $0.32   $0.48    $0.72
Number of accumulation units outstanding at end of period (000 omitted)                   1,389    1,548   2,100      750
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM7 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund) (9/29/2000)
(previously AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                            $0.81    $0.86   $0.88    $1.00
Accumulation unit value at end of period                                                  $1.12    $0.81   $0.86    $0.88
Number of accumulation units outstanding at end of period (000 omitted)                     234      195     107       12
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE7 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle
International Fund) (9/29/2000)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                            $0.52    $0.64   $0.91    $1.00
Accumulation unit value at end of period                                                  $0.66    $0.52   $0.64    $0.91
Number of accumulation units outstanding at end of period (000 omitted)                     594      495     455      316
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.73    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $0.93    $0.73   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                     537      373      70       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7AD (Investing in shares of AIM V.I. Capital Development Fund, Series II
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.76    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $1.02    $0.76   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                     313      250      67       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio
(Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.74    $0.96   $1.00       --
Accumulation unit value at end of period                                                  $0.97    $0.74   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,923    2,930     730       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.92    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $1.31    $0.92   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,112      400      29       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7AI (Investing in shares of American Century(R) VP International, Class II)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.73    $0.93   $1.00       --
Accumulation unit value at end of period                                                  $0.90    $0.73   $0.93       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,149      700     152       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7AV (Investing in shares of American Century(R) VP Value, Class II)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.89    $1.04   $1.00       --
Accumulation unit value at end of period                                                  $1.14    $0.89   $1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                   3,657    2,579     848       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.74    $0.86   $0.93    $1.00
Accumulation unit value at end of period                                                  $0.88    $0.74   $0.86    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                     544      311     289       15
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
17   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service
Class 2) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.82    $1.00   $1.00       --
Accumulation unit value at end of period                                                  $1.00    $0.82   $1.00       --
Number of accumulation units outstanding at end of period (000 omitted)                   6,117    3,320     583       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.93    $1.04   $1.00       --
Accumulation unit value at end of period                                                  $1.27    $0.93   $1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                   5,236    3,151     536       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.74    $0.95   $1.00       --
Accumulation unit value at end of period                                                  $1.05    $0.74   $0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,478      756     101       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2)
(9/29/2000)
Accumulation unit value at beginning of period                                            $1.12    $1.11   $1.04    $1.00
Accumulation unit value at end of period                                                  $1.50    $1.12   $1.11    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                   3,834    2,650   1,215      150
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities
Fund - Class 2) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.10    $1.22   $1.08    $1.00
Accumulation unit value at end of period                                                  $1.44    $1.10   $1.22    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                   1,628      986     410       56
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.84    $0.97   $1.00       --
Accumulation unit value at end of period                                                  $1.04    $0.84   $0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,668      932     155       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.61    $0.79   $0.91    $1.00
Accumulation unit value at end of period                                                  $0.79    $0.61   $0.79    $0.91
Number of accumulation units outstanding at end of period (000 omitted)                   2,692    2,301   1,422      202
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (9/29/2000)
Accumulation unit value at beginning of period                                            $1.16    $1.23   $1.11    $1.00
Accumulation unit value at end of period                                                  $1.48    $1.16   $1.23    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   3,549    2,398   1,096      162
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7FS (Investing in shares of INVESCO VIF - Financial Services Fund,
Series I Shares)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.82    $0.97   $1.00       --
Accumulation unit value at end of period                                                  $1.05    $0.82   $0.97       --
Number of accumulation units outstanding at end of period (000 omitted)                     467      306      90       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7TC (Investing in shares of INVESCO VIF - Technology Fund, Series I
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.48    $0.91   $1.00       --
Accumulation unit value at end of period                                                  $0.69    $0.48   $0.91       --
Number of accumulation units outstanding at end of period (000 omitted)                     533      241      63       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                        2003     2002    2001     2000
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.67    $0.76   $1.01    $1.00
Accumulation unit value at end of period                                                  $0.85    $0.67   $0.76    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   1,977      714     498       16
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service
Class) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.46    $0.65   $0.87    $1.00
Accumulation unit value at end of period                                                  $0.56    $0.46   $0.65    $0.87
Number of accumulation units outstanding at end of period (000 omitted)                   4,726    4,234   3,342      685
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.57    $0.85   $0.90    $1.00
Accumulation unit value at end of period                                                  $0.75    $0.57   $0.85    $0.90
Number of accumulation units outstanding at end of period (000 omitted)                   4,471    3,982   2,670      527
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7UT (Investing in shares of MFS(R) Utilities Series - Service Class)
(8/13/2001)
Accumulation unit value at beginning of period                                            $0.68    $0.89   $1.00       --
Accumulation unit value at end of period                                                  $0.91    $0.68   $0.89       --
Number of accumulation units outstanding at end of period (000 omitted)                     759      512     218       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.77    $0.98   $1.00       --
Accumulation unit value at end of period                                                  $0.91    $0.77   $0.98       --
Number of accumulation units outstanding at end of period (000 omitted)                     724      514     219       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.78    $0.96   $1.00       --
Accumulation unit value at end of period                                                  $1.00    $0.78   $0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                   2,650    1,994     612       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(9/29/2000)
Accumulation unit value at beginning of period                                            $0.36    $0.52   $0.79    $1.00
Accumulation unit value at end of period                                                  $0.47    $0.36   $0.52    $0.79
Number of accumulation units outstanding at end of period (000 omitted)                   2,773    3,507   4,095    1,162
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (8/13/2001)
Accumulation unit value at beginning of period                                            $0.72    $0.99   $1.00       --
Accumulation unit value at end of period                                                  $0.97    $0.72   $0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                   1,199      982     276       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7IT (Investing in shares of Wanger International Small Cap) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.54    $0.63   $0.80    $1.00
Accumulation unit value at end of period                                                  $0.79    $0.54   $0.63    $0.80
Number of accumulation units outstanding at end of period (000 omitted)                   3,289    2,052   1,069      225
----------------------------------------------------------------------------------------------------------------------------
Subaccount 7SP (Investing in shares of Wanger U.S. Smaller Companies) (9/29/2000)
Accumulation unit value at beginning of period                                            $0.93    $1.13   $1.02    $1.00
Accumulation unit value at end of period                                                  $1.32    $0.93   $1.13    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   6,164    3,595   1,227      128
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
19   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM9 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $0.99    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      888      132
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD9 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.05    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      622        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE9 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.39    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      227       10
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES9 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.19    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                      142        7
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB9 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.16    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                      253        7
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR9 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      309       22
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI9 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $1.03    $1.00
Accumulation unit value at end of period                                                                   $1.28    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                      936       15
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR9 (Investing in shares of AXP(R) Variable Portfolio - Large Cap Equity Fund)
(11/7/2002)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.18    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                       28       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF9 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.96    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                       38       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND9 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R) ) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.16    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      430       50
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV9 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.36    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      220       20
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV9 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      212       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI9 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.01    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      839      137
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC9 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.43    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       76        8
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA9 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                       --        8
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM9 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund) (11/7/2002)
(previously AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                             $1.01    $1.00
Accumulation unit value at end of period                                                                   $1.40    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                       23       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE9 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle International
Fund) (11/7/2002)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       43       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.19    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                       11       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9AD (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.31    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       19        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio (Class
B)) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      320        7
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.45    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      354       21
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9AI (Investing in shares of American Century(R) VP International, Class II)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       72       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9AV (Investing in shares of American Century(R) VP Value, Class II) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.26    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      297       29
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                        6       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
21   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class 2) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.97    $1.00
Accumulation unit value at end of period                                                                   $1.18    $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                      806       37
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.37    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      567       17
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.34    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      104       17
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.37    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      256       15
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class
2) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.31    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      224       13
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      402       30
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      110       11
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                      307       29
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9FS (Investing in shares of INVESCO VIF - Financial Services Fund,
Series I Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.96    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                        7       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9TC (Investing in shares of INVESCO VIF - Technology Fund, Series I
Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.32    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                        5       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.26    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      105        4
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                      179        4
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.26    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      156        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9UT (Investing in shares of MFS(R) Utilities Series - Service Class) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.34    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                       40       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.11    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      324       10
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.26    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      236       13
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                       --       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.27    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      151       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9IT (Investing in shares of Wanger International Small Cap) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.51    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      199       12
----------------------------------------------------------------------------------------------------------------------------
Subaccount 9SP (Investing in shares of Wanger U.S. Smaller Companies) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.41    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      501       46
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
23   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount CM6 (Investing in shares of AXP(R) Variable Portfolio - Cash
Management Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $0.99    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      515      105
----------------------------------------------------------------------------------------------------------------------------
Subaccount BD6 (Investing in shares of AXP(R) Variable Portfolio - Diversified
Bond Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.05    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      573       25
----------------------------------------------------------------------------------------------------------------------------
Subaccount DE6 (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.39    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      191        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount ES6 (Investing in shares of AXP(R) Variable Portfolio - Equity Select
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.19    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       36        5
----------------------------------------------------------------------------------------------------------------------------
Subaccount GB6 (Investing in shares of AXP(R) Variable Portfolio - Global Bond
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.04    $1.00
Accumulation unit value at end of period                                                                   $1.16    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                      198        7
----------------------------------------------------------------------------------------------------------------------------
Subaccount GR6 (Investing in shares of AXP(R) Variable Portfolio - Growth Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.13    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      120       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount EI6 (Investing in shares of AXP(R) Variable Portfolio - High Yield Bond Fund)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $1.03    $1.00
Accumulation unit value at end of period                                                                   $1.27    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                      993       10
----------------------------------------------------------------------------------------------------------------------------
Subaccount CR6 (Investing in shares of AXP(R) Variable Portfolio - Large Cap Equity Fund)
(11/7/2002)
(previously AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.18    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                       38       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount MF6 (Investing in shares of AXP(R) Variable Portfolio - Managed Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.96    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                      108        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount ND6 (Investing in shares of AXP(R) Variable Portfolio - New
Dimensions Fund(R) ) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.15    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      555       18
----------------------------------------------------------------------------------------------------------------------------
Subaccount SV6 (Investing in shares of AXP(R) Variable Portfolio - Partners Small Cap Value
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.36    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      180        1
----------------------------------------------------------------------------------------------------------------------------
Subaccount IV6 (Investing in shares of AXP(R) Variable Portfolio - S&P 500 Index
Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.20    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      372        8
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount FI6 (Investing in shares of AXP(R) Variable Portfolio - Short Duration U.S.
Government Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.00    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      552       25
----------------------------------------------------------------------------------------------------------------------------
Subaccount SC6 (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.43    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                      117        4
----------------------------------------------------------------------------------------------------------------------------
Subaccount SA6 (Investing in shares of AXP(R) Variable Portfolio - Strategy
Aggressive Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                       --       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount EM6 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle Emerging
Markets Fund) (11/7/2002)
(previously AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                             $1.01    $1.00
Accumulation unit value at end of period                                                                   $1.40    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                       11       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount IE6 (Investing in shares of AXP(R) Variable Portfolio - Threadneedle International
Fund) (11/7/2002)
(previously AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                        6       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6AC (Investing in shares of AIM V.I. Capital Appreciation Fund, Series II Shares)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.19    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                       38       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6AD (Investing in shares of AIM V.I. Capital Development Fund, Series II Shares)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.30    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       21       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6AL (Investing in shares of AllianceBernstein VP Growth and Income Portfolio (Class
B)) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      228        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6AB (Investing in shares of AllianceBernstein VP International Value
Portfolio (Class B)) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.45    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      168        3
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6AI (Investing in shares of American Century(R) VP International, Class II)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.19    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                       42       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6AV (Investing in shares of American Century(R) VP Value, Class II) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.26    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      305       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6SR (Investing in shares of Calvert Variable Series, Inc. Social Balanced
Portfolio) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.12    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                        6       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
25   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6FG (Investing in shares of Fidelity(R) VIP Growth & Income Portfolio Service Class
2) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.97    $1.00
Accumulation unit value at end of period                                                                   $1.18    $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                      559       14
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6FM (Investing in shares of Fidelity(R) VIP Mid Cap Portfolio Service Class 2)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.36    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      500       11
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6FO (Investing in shares of Fidelity(R) VIP Overseas Portfolio Service Class 2)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.33    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                       90        2
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6RE (Investing in shares of FTVIPT Franklin Real Estate Fund - Class 2) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.36    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      435       16
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6SI (Investing in shares of FTVIPT Franklin Small Cap Value Securities Fund - Class
2) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.00    $1.00
Accumulation unit value at end of period                                                                   $1.30    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                      101        4
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6MS (Investing in shares of FTVIPT Mutual Shares Securities Fund - Class 2)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      330       18
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6UE (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.21    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                       59        6
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6MC (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.98    $1.00
Accumulation unit value at end of period                                                                   $1.24    $0.98
Number of accumulation units outstanding at end of period (000 omitted)                                      272       14
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6FS (Investing in shares of INVESCO VIF - Financial Services Fund,
Series I Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.96    $1.00
Accumulation unit value at end of period                                                                   $1.22    $0.96
Number of accumulation units outstanding at end of period (000 omitted)                                       34       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6TC (Investing in shares of INVESCO VIF - Technology Fund, Series I
Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.92    $1.00
Accumulation unit value at end of period                                                                   $1.32    $0.92
Number of accumulation units outstanding at end of period (000 omitted)                                        6       --
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                                                                         2003     2002
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6IP (Investing in shares of Lazard Retirement International Equity Portfolio)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      131       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6MG (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.12    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                      177       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6MD (Investing in shares of MFS(R) New Discovery Series - Service
Class) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.25    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                      178        1
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6UT (Investing in shares of MFS(R) Utilities Series - Service Class) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.37    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                       84       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6HS (Investing in shares of Putnam VT Health Sciences Fund - Class IB
Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.95    $1.00
Accumulation unit value at end of period                                                                   $1.11    $0.95
Number of accumulation units outstanding at end of period (000 omitted)                                       68       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6PI (Investing in shares of Putnam VT International Equity Fund -
Class IB Shares) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.26    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                       73       15
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6VS (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
(11/7/2002)
Accumulation unit value at beginning of period                                                             $0.93    $1.00
Accumulation unit value at end of period                                                                   $1.23    $0.93
Number of accumulation units outstanding at end of period (000 omitted)                                       25       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6SO (Investing in shares of Strong Opportunity Fund II - Advisor
Class) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.94    $1.00
Accumulation unit value at end of period                                                                   $1.27    $0.94
Number of accumulation units outstanding at end of period (000 omitted)                                      164        1
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6IT (Investing in shares of Wanger International Small Cap) (11/7/2002)
Accumulation unit value at beginning of period                                                             $1.02    $1.00
Accumulation unit value at end of period                                                                   $1.50    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                      221       --
----------------------------------------------------------------------------------------------------------------------------
Subaccount 6SP (Investing in shares of Wanger U.S. Smaller Companies) (11/7/2002)
Accumulation unit value at beginning of period                                                             $0.99    $1.00
Accumulation unit value at end of period                                                                   $1.41    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                                      778       19
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
27   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Financial Statements

You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI.

The SAI does not include the audited financial statements for some subaccounts because they are new and did not have any activity as of the date of the financial statements.

The Variable Account and the Funds

The Variable account: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Funds: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund. The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including but not limited to 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under your contract.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a particular subaccount.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

--------------------------------------------------------------------------------
28   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Cash     Maximum current income consistent with liquidity and      American Express
Management Fund                       stability of principal. Invests primarily in money        Financial
                                      market instruments, such as marketable debt obligations   Corporation (AEFC)
                                      issued by the U.S. government or its agencies, bank
                                      certificates of deposit, bankers' acceptances, letters
                                      of credit, and commercial paper, including asset-backed
                                      commercial paper.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Core     High total return through current income and capital      AEFC
Bond Fund                             appreciation. Under normal market conditions, the Fund
                                      invests at least 80% of its net assets in bonds and
                                      other debt securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           High level of current income while attempting to          AEFC
Diversified Bond Fund                 conserve the value of the investment and continuing a
                                      high level of income for the longest period of time.
                                      Under normal market conditions, the Fund invests at
                                      least 80% of its net assets in bonds and other debt
                                      obligations.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           High level of current income and, as a secondary goal,    AEFC
Diversified Equity Income Fund        steady growth of capital. Under normal market
                                      conditions, the Fund invests at least 80% of its net
                                      assets in dividend-paying common and  preferred stocks.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Equity   Growth of capital. Under normal market conditions, the    AEFC
Select Fund                           Fund invests at least 80% of its net assets in equity
                                      securities of  medium-sized companies.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Global   High total return through income and  growth of           AEFC
Bond Fund                             capital. Non-diversified mutual fund that invests
                                      primarily in debt obligations of U.S. and foreign
                                      issuers. Under normal market conditions, the Fund
                                      invests at least 80% of its net assets in investment -
                                      grade corporate or government debt obligations
                                      including money market instruments of issuers located
                                      in at least three different countries.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Growth   Long-term capital growth. Invests primarily in common     AEFC
Fund                                  stocks that appear to offer growth opportunities.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
29   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  High     High current income, with capital growth as a secondary   AEFC
Yield Bond Fund                       objective. Under normal market conditions, the Fund
                                      invests at least 80% of its net assets in
                                      high-yielding, high-risk corporate bonds (junk bonds)
                                      issued by U.S. and foreign companies and governments.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Income   High total return through current income  and capital     AEFC
Opportunities Fund                    appreciation. Under normal market conditions, the
                                      Fund's assets are invested primarily in
                                      income-producing  debt securities, preferred stocks and
                                      convertible securities, with an emphasis on the higher
                                      rated segment of the high-yield (junk bond) market.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Total return that exceeds the rate of inflation over      AEFC
Inflation Protected Securities Fund   the long-term. Non-diversified mutual fund that, under
                                      normal market conditions, invests at least 80% of its
                                      net assets in inflation-protected debt securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Large    Capital appreciation. Invests primarily in U.S. common    AEFC
Cap Equity Fund                       stocks of companies with market capitalization of at
                                      least $5 billion.
(previously AXP(R)
Variable Portfolio - Capital
Resource Fund)
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Large    Long-term growth of capital. Under normal market          AEFC
Cap Value Fund                        conditions, the fund invests at least 80% of its net
                                      assets in equity securities of companies with a market
                                      capitalization greater than $5 billion at the time of
                                      purchase.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio - Managed   Maximum total investment return through a combination     AEFC
Fund                                  of capital growth and current income. Invests primarily
                                      in a combination of common and preferred stocks, bonds
                                      and other debt securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  New      Long-term growth of capital. Invests primarily in         AEFC
Dimensions Fund(R)                    common stocks showing potential for significant growth.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Long-term growth of capital. Invests primarily in         AEFC, adviser; GAMCO
Partners Select Value Fund            common stocks, preferred stocks and securities            Investors, Inc.,
                                      convertible into common stocks that are listed on a       subadviser
                                      nationally recognized securities exchange or traded on
                                      the NASDAQ National Market System of the National
                                      Association of Securities Dealers. The Fund invests in
                                      midcap companies as well as companies with larger and
                                      smaller market capitalizations.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
30   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Long-term capital appreciation. Non-diversified mutual    AEFC, adviser;
Partners Small Cap Value Fund         fund that invests primarily in equity securities. Under   Goldman Sachs Asset
                                      normal market conditions, at least 80% of its net         Management, L.P.,
                                      assets will be invested in companies with market          Royce & Associates,
                                      capitalization of less than $2 billion, which also        LLC, Donald Smith &
                                      includes micro capitalization companies with market       Co., Inc., Franklin
                                      capitalization of less than  $400 million, at the time    Portfolio Associates
                                      of investment.                                            LLC and Barrow,
                                                                                                Hanley, Mewhinney &
                                                                                                Strauss, Inc.,
                                                                                                subadvisers.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  S&P      Long-term capital appreciation. Non-diversified mutual    AEFC
500 Index Fund                        fund that invests primarily in securities of
                                      large-capitalization stocks of U.S. companies that are
                                      expected to provide investment results that correspond
                                      to the performance of the  S&P 500(R) Index.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Short    A high level of current income and safety of principal    AEFC
Duration  U.S. Government Fund        consistent with an investment in U.S. government and
                                      government agency securities. Under normal market
                                      conditions, at least 80% of the Fund's net assets are
                                      invested in securities issued or guaranteed as to
                                      principal and interest by the U.S. government, its
                                      agencies or instrumentalities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -  Small    Long-term capital growth. Under normal market             AEFC, adviser;
Cap Advantage Fund                    conditions, at least 80% of the Fund's net assets are     Kenwood Capital
                                      invested in equity securities of companies that are       Management LLC,
                                      often included in the Russell 2000(R) Index and/or have   subadviser
                                      market capitalization of up to $2 billion at the time
                                      the Fund first invests in them.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Capital appreciation. Under normal market conditions,     AEFC
Strategy Aggressive Fund              at least 65% of the Fund's total assets are invested in
                                      equity securities.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Long-term capital growth. Under normal market             AEFC, adviser;
Threadneedle Emerging  Markets        conditions, the Fund invests at least 80% of its net      Threadneedle
Fund                                  assets in equity securities of emerging market            International
                                      companies.                                                Limited
(previously AXP(R) Variable                                                                     (Threadneedle), an
Portfolio - Emerging Markets Fund)                                                              indirect
                                                                                                wholly-owned
                                                                                                subsidiary of AEFC,
                                                                                                subadviser.
------------------------------------- --------------------------------------------------------- ----------------------
AXP(R) Variable Portfolio -           Capital appreciation. Invests primarily in equity         AEFC, adviser;
Threadneedle International Fund       securities of foreign issuers that offer strong growth    Threadneedle, an
                                      potential.                                                indirect
(previously AXP(R) Variable                                                                     wholly-owned
Portfolio - International Fund)                                                                 subsidiary of AEFC,
                                                                                                subadviser.
------------------------------------- --------------------------------------------------------- ----------------------



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31   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
AIM V.I. Capital Appreciation Fund,   Growth of capital. Invests principally in common stocks   A I M Advisors, Inc.
Series II Shares                      of companies likely to benefit from new or innovative
                                      products, services or processes as well as those with
                                      above-average long-term growth and excellent prospects
                                      for future growth. The Fund may invest up to 25% of its
                                      assets in foreign securities.
------------------------------------- --------------------------------------------------------- ----------------------
AIM V.I. Capital Development Fund,    Long-term growth of capital. Invests primarily in         A I M Advisors, Inc.
Series II Shares                      securities (including common stocks, convertible
                                      securities and bonds) of small- and medium-sized
                                      companies. The Fund may invest up to 25% of its assets
                                      in foreign securities.
------------------------------------- --------------------------------------------------------- ----------------------
AllianceBernstein VP Growth and       Reasonable current income and reasonable appreciation.    Alliance Capital
Income Portfolio (Class B)            Invests primarily in dividend-paying common stocks of     Management L.P.
                                      good quality.
------------------------------------- --------------------------------------------------------- ----------------------
AllianceBernstein VP International    Long-term growth of capital. Invests primarily in a       Alliance Capital
Value Portfolio (Class B)             diversified portfolio of foreign equity securities.       Management L.P.
------------------------------------- --------------------------------------------------------- ----------------------
American Century(R) VP                Long-term capital growth. Invests primarily in stocks     American Century
International, Class II               of growing foreign companies in developed countries.      Investment
                                                                                                Management, Inc.
------------------------------------- --------------------------------------------------------- ----------------------
American Century(R) VP Value, Class   Long-term capital growth, with income as a secondary      American Century
II                                    objective. Invests primarily in stocks of companies       Investment
                                      that management believes to be undervalued at the time    Management, Inc.
                                      of purchase.
------------------------------------- --------------------------------------------------------- ----------------------
Calvert Variable Series, Inc.         Income and capital growth. Invests primarily in stocks,   Calvert Asset
Social Balanced Portfolio             bonds and money market instruments which offer income     Management Company,
                                      and capital growth opportunity and which satisfy the      Inc. (CAMCO),
                                      investment and social criteria.                           investment adviser.
                                                                                                SsgA Funds
                                                                                                Management, Inc. and
                                                                                                Brown Capital
                                                                                                Management are the
                                                                                                investment
                                                                                                subadvisers.
------------------------------------- --------------------------------------------------------- ----------------------
Columbia High Yield Fund, Variable    High level of current income with capital appreciation    Columbia Management
Series, Class B                       as a secondary objective. The Fund normally invests at    Advisors, Inc.,
                                      least 80% of its net assets (plus any borrowings for      adviser.
                                      investment purposes) in high yielding corporate debt
                                      securities, such as bonds, debentures and notes that
                                      are rated below investment grade.
------------------------------------- --------------------------------------------------------- ----------------------


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32   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Evergreen VA International Equity     Long-term capital growth, with modest income as a         Evergreen Investment
Fund - Class 2                        secondary objective. The Fund seeks to achieve its goal   Management Company,
                                      by investing primarily in equity securities issued by     LLC
                                      established, quality non-U.S. companies located in
                                      countries with developed markets and may purchase
                                      securities across all market capitalizations. The Fund
                                      may also invest in emerging markets.
------------------------------------- --------------------------------------------------------- ----------------------
Fidelity(R) VIP Growth & Income       Seeks high total return through a combination of          Fidelity Management
Portfolio Service Class 2             current income and capital appreciation. Normally         & Research Company
                                      invests a majority of assets in common stocks with a      (FMR), investment
                                      focus on those that pay current dividends and show        manager; FMR U.K.,
                                      potential for capital appreciation. May invest in         FMR Far East,
                                      bonds, including lower-quality debt securities, as well   sub-investment
                                      as stocks that are not currently paying dividends, but    advisers.
                                      offer prospects for future income or capital
                                      appreciation. Invests in domestic and foreign issuers.
                                      The Fund invests in either growth stocks or value
                                      stocks or both.
------------------------------------- --------------------------------------------------------- ----------------------
Fidelity(R) VIP Mid Cap Portfolio     Seeks long-term growth of capital. Normally invests       Fidelity Management
Service Class 2                       primarily in common stocks. Normally invests at least     & Research Company
                                      80% of assets in securities of companies with medium      (FMR), investment
                                      market capitalizations. May invest in companies with      manager; FMR U.K.,
                                      smaller or larger market capitalizations. Invests in      FMR Far East,
                                      domestic and foreign issuers.  The Fund invests in        sub-investment
                                      growth or value common stocks.                            advisers.
------------------------------------- --------------------------------------------------------- ----------------------
Fidelity(R) VIP Overseas Portfolio    Seeks long-term growth of capital. Normally invests       Fidelity Management
Service Class 2                       primarily in common stocks of foreign securities.         & Research Company
                                      Normally invests at least 80% of assets in non-U.S.       (FMR), investment
                                      securities.                                               manager; FMR U.K.,
                                                                                                FMR Far East,
                                                                                                Fidelity
                                                                                                International
                                                                                                Investment Advisors
                                                                                                (FIIA) and FIIA
                                                                                                U.K., sub-investment
                                                                                                advisers.
------------------------------------- --------------------------------------------------------- ----------------------
FTVIPT Franklin  Real Estate Fund -   Seeks capital appreciation, with current income as a      Franklin Advisers,
Class 2                               secondary goal. The Fund normally invests at least 80%    Inc.
                                      of its net assets in investments of companies operating
                                      in the real estate sector. The Fund invests primarily
                                      in real estate investment trusts, with generally medium
                                      to small market capitalizations, and in companies that
                                      derive at least half of their assets or revenues from
                                      the ownership, construction, management, or sale of
                                      residential, commercial or industrial real estate.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
33   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
FTVIPT Franklin Small Cap Value       Seeks long-term total return. The Fund normally invests   Franklin Advisory
Securities Fund - Class 2             at least 80% of its net assets in investments of small    Services, LLC
                                      capitalization companies. For this Fund, small-cap
                                      companies are those with market cap values not
                                      exceeding $2.5 billion, at the time of purchase. The
                                      Fund invests in small companies that the Fund's manager
                                      believes are undervalued.
------------------------------------- --------------------------------------------------------- ----------------------
FTVIPT Mutual Shares  Securities      Seeks capital appreciation, with income as a secondary    Franklin Mutual
Fund - Class 2                        goal. The Fund normally invests mainly in U.S. equity     Advisers, LLC
                                      securities that the Fund's manager believes are
                                      available at market prices less than their value based
                                      on certain recognized or objective criteria, including
                                      undervalued stocks, merger/risk arbitrage securities
                                      and distressed companies.
------------------------------------- --------------------------------------------------------- ----------------------
Goldman Sachs VIT CORE(SM) U.S.       Seeks long-term growth of capital and dividend income.    Goldman Sachs Asset
Equity Fund                           The Fund invests, under normal circumstances, at least    Management, L.P.
                                      90% of its total assets (not including securities
CORE(SM) is a service                 lending collateral and any investment of that
mark of Goldman, Sachs & Co.          collateral) measured at time of purchase in a broadly
                                      diversified portfolio of large-cap and blue chip equity
                                      investments representing all major sectors of the U.S.
                                      The Fund's investments are selected using both a
                                      variety of quantitative techniques and fundamental
                                      research in seeking to maximize the Fund's expected
                                      return, while maintaining risk, style, capitalization
                                      and industry characteristics similar to the S&P 500
                                      Index. The Fund seeks a broad representation in most
                                      major sectors of the U.S. economy and a portfolio
                                      consisting of companies with average long-term earnings
                                      growth expectations and dividend yields.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
34   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Goldman Sachs VIT Mid Cap  Value      The Goldman Sachs VIT Mid Cap Value Fund seeks            Goldman Sachs Asset
Fund                                  long-term capital appreciation. The Fund invests, under   Management, L.P.
                                      normal circumstances, at least 80% of its net assets
                                      plus any borrowing for investment purposes (measured at
                                      time of purchase) in a diversified portfolio of equity
                                      investments in mid-capitalization issuers within the
                                      range of the market capitalization of companies
                                      constituting the Russell Midcap Value Index at the time
                                      of investments in mid-cap issuers with public stock
                                      market capitalization (based upon shares available for
                                      trading on an unrestricted basis) within the range of
                                      the market capitalization of companies constituting the
                                      Russell Midcap Value Index at the time of investment.
                                      If the market capitalization of a company held by the
                                      Fund moves outside this range, the Fund may, but is not
                                      required to, sell the securities.
------------------------------------- --------------------------------------------------------- ----------------------
INVESCO VIF - Financial Services      Long-term growth of capital. Aggressively managed.        A I M Advisors,
Fund, Series I Shares                 Invests at least 80% of its assets in the equity          Inc., advisor;
                                      securities and equity-related instruments of companies    INVESCO
                                      involved in the financial services sector. These          Institutional
                                      companies include, but are not limited to, banks,         (N.A.), Inc.
                                      insurance companies, investment and miscellaneous         subadvisor.
                                      industries (asset managers, brokerage firms, and
                                      government-sponsored agencies and suppliers to
                                      financial services companies).
------------------------------------- --------------------------------------------------------- ----------------------
INVESCO VIF - Technology Fund,        Long-term growth of capital. The Fund is aggressively     A I M Advisors,
Series I Shares                       managed. Invests at least 80% of its assets in equity     Inc., advisor;
                                      securities and equity-related instruments of companies    INVESCO
                                      engaged in technology-related industries. These           Institutional
                                      include, but are not limited to, various applied          (N.A.), Inc.
                                      technologies, hardware, software, semiconductors,         subadvisor.
                                      telecommunications equipment and services, and
                                      service-related companies in information technology.
                                      Many of these products and services are subject to
                                      rapid obsolescence, which may lower the market value of
                                      securities of the companies in this sector.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
35   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Lazard Retirement International       Long-term capital appreciation. Invests primarily in      Lazard Asset
Equity Portfolio                      equity securities, principally common stocks, of          Management, LLC
                                      relatively large non-U.S. companies with market
                                      capitalizations in the range of the Morgan Stanley
                                      Capital International (MSCI) Europe, Australia and Far
                                      East (EAFE(R)) Index that the Investment Manager
                                      believes are undervalued based on their earnings, cash
                                      flow or asset values.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) Investors Growth Stock         Long-term growth of capital and future income. Invests    MFS Investment
Series - Service Class                at least 80% of its net assets in common stocks and       Management(R)
                                      related securities of companies which MFS(R) believes
                                      offer better than average prospects for long-term
                                      growth.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) New Discovery Series -         Capital appreciation. Invests in at least 65% of its      MFS Investment
Service Class                         net assets in equity securities of emerging growth        Management(R)
                                      companies.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) Total Return Series -          Above-average income consistent with the prudent          MFS Investment
Service Class                         employment of capital, with growth of capital and         Management(R)
                                      income as a secondary objective. Invests primarily in a
                                      combination of equity and fixed income securities.
------------------------------------- --------------------------------------------------------- ----------------------
MFS(R) Utilities Series -  Service    Capital growth and current income. Invests primarily in   MFS Investment
Class                                 equity and debt securities of domestic and foreign        Management(R)
                                      companies in the utilities industry.
------------------------------------- --------------------------------------------------------- ----------------------
Oppenheimer Global Securities         Long-term capital appreciation. Invests mainly in         OppenheimerFunds,
Fund/VA, Service Shares               common stocks of U.S. and foreign issuers that are        Inc.
                                      "growth-type" companies, cyclical industries and
                                      special situations that are considered to have
                                      appreciation possibilities.
------------------------------------- --------------------------------------------------------- ----------------------
Oppenheimer Main Street Small Cap     Seeks capital appreciation. Invests mainly in common      OppenheimerFunds,
Fund/VA, Service Shares               stocks of small-capitalization U.S. companies that the    Inc.
                                      fund's investment manager believes have favorable
                                      business trends or prospects.
------------------------------------- --------------------------------------------------------- ----------------------
Oppenheimer Strategic Bond Fund/VA,   High level of current income principally derived from     OppenheimerFunds,
Service Shares                        interest on debt securities. Invests mainly in three      Inc.
                                      market sectors: debt securities of foreign governments
                                      and companies, U.S. government securities and
                                      lower-rated high yield securities of U.S. and foreign
                                      companies.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
36   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

------------------------------------- --------------------------------------------------------- ----------------------
Fund Name                             Investment Objectives and Policies                        Investment Adviser
------------------------------------- --------------------------------------------------------- ----------------------
Putnam VT Health Sciences  Fund -     Capital appreciation. The fund pursues its goal by        Putnam Investment
Class IB Shares                       investing mainly in growth stocks of companies in the     Management, LLC
                                      health sciences industries. Under normal circumstances,
                                      the fund invests at least 80% of its net assets in
                                      securities of (a) companies that derive at least 50% of
                                      their assets, revenues or profits from the
                                      pharmaceutical, health care services, applied research
                                      and development and medical equipment and supplies
                                      industries, or (b) companies we think have the
                                      potential for growth as a result of their particular
                                      products, technology, patents or other market
                                      advantages in the health sciences industries.
------------------------------------- --------------------------------------------------------- ----------------------
Putnam VT International Equity Fund   Capital appreciation. The fund pursues its goal by        Putnam Investment
- Class IB Shares                     investing mainly in common stocks of companies outside    Management, LLC
                                      the United States that Putnam Management believes have
                                      favorable investment potential. Under normal
                                      circumstances, the fund invests at least 80% of the
                                      fund's net assets in equity investments.
------------------------------------- --------------------------------------------------------- ----------------------
Putnam VT Vista Fund -  Class IB      Capital appreciation. The fund pursues its goal by        Putnam Investment
Shares                                investing mainly in common  stocks of U.S. companies      Management, LLC
                                      with a focus on growth stocks.
------------------------------------- --------------------------------------------------------- ----------------------
Strong Opportunity Fund II -          Seeks capital growth. Invests primarily in common         Strong Capital
Advisor Class                         stocks of medium-capitalization companies that the        Management, Inc.
                                      Fund's managers believe are under priced, yet have
                                      attractive growth prospects.
------------------------------------- --------------------------------------------------------- ----------------------
Van Kampen Life Investment Trust      Seeks capital growth and income through investments in    Van Kampen Asset
Comstock Portfolio  Class II Shares   equity securities, including common stocks, preferred     Management
                                      stocks and securities convertible into common and
                                      preferred stocks.
------------------------------------- --------------------------------------------------------- ----------------------
Wanger International Small Cap        Long-term growth of capital. Invests primarily in         Columbia Wanger
                                      stocks of non-U.S. companies with capitalizations of      Asset Management,
                                      less than $2 billion at time of purchase.                 L.P.
------------------------------------- --------------------------------------------------------- ----------------------
Wanger U.S. Smaller Companies         Long-term growth of capital. Invests primarily in         Columbia Wanger
                                      stocks of small- and  medium-size U.S. companies with     Asset Management,
                                      capitalizations of less than $5 billion at time of        L.P.
                                      purchase.
------------------------------------- --------------------------------------------------------- ----------------------


--------------------------------------------------------------------------------
37   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

The Fixed Account

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

The Special DCA Account

You also may allocate purchase payments to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

o  the optional ROPP rider;(1)

o  the optional MAV rider;(1)

o  the optional 5-Year MAV rider;(1)

o the fixed account, subaccounts and/or the special DCA account;(2) in which you want to invest;

o  how you want to make purchase payments;

o  a beneficiary; and

o under RAVA Advantage Plus, the length of the surrender charge period (seven or ten years).

(1) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date.

(2) The Special DCA account may not be available for new purchase payments at all times.

The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)

--------------------------------------------------------------------------------
38   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

If your application is complete, we will process it and apply your purchase payment to the fixed account, Special DCA account (when available) and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than 13 months after the contract's effective date; and

o no later than your 85th birthday or the tenth contract anniversary, if purchased after age 75.

For qualified annuities except Roth IRAs, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Minimum allowable purchase payments*

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or

   $50 per month

                                                     RAVA Advantage Plus              RAVA Select Plus
If paying by any other method:
   initial payment for qualified annuities                 $1,000                          $ 2,000
   initial payment for nonqualified annuities               2,000                           10,000
   for any additional payments                                 50                               50

* RAVA Advantage Plus and RAVA Select Plus band 3 annuities sold to individuals other than advisors and employees: Require a minimum $1,000,000 initial purchase payment and home office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.

--------------------------------------------------------------------------------
39   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Maximum allowable purchase payments** (without home office approval) based on your age on the effective date of the contract:

                                                     RAVA Advantage Plus              RAVA Select Plus
For the first year:
   through age 85                                         $999,999***                      $999,999***
   for ages 86 to 90                                       100,000                          100,000

For each subsequent year:
   through age 85                                          100,000                          100,000
   for ages 86 to 90                                        50,000                           50,000

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

*** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

IDS Life Insurance Company of New York
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o    a bank authorization.

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

--------------------------------------------------------------------------------
40   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                        RAVA Advantage Plus     RAVA Select Plus
For nonqualified annuities                      0.95%                  1.20%
For qualified annuities                         0.75%                  1.00%
For band 3 annuities                            0.55%                  0.75%

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners live. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct 0.20% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct 0.25% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct 0.10% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

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41   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

Surrender charge under RAVA Advantage Plus:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                   Seven-year schedule                                                       Ten-year schedule
 Number of completed                                                   Number of completed
years from date of each              Surrender charge                years from date of each                   Surrender charge
  purchase payment                      percentage                      purchase payment                          percentage
        0                                   7%                                  0                                     8%
        1                                   7                                   1                                     8
        2                                   7                                   2                                     8
        3                                   6                                   3                                     7
        4                                   5                                   4                                     7
        5                                   4                                   5                                     6
        6                                   2                                   6                                     5
        7+                                  0                                   7                                     4
                                                                                8                                     3
                                                                                9                                     2
                                                                               10+                                    0

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42   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Surrender charge under RAVA Select Plus:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                              Contract year                                     Surrender charge percentage
                                   1                                                        7%
                                   2                                                        7
                                   3                                                        7
                                   Thereafter                                               0

Partial surrenders

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. For partial surrenders, we determine the amount that represents purchase payments which are subject to a surrender charge by the following formula:

           PS - FA   x  (PP - PE)
           -------
           CV - FA

Where

   PS   =  Amount of partial surrender

   FA   =  Free amount (amounts that are subject to a waiver of surrender charge)

   CV   =  Contract value prior to the surrender

   PP   =  Purchase payments not previously surrendered

   PE   =  Amounts surrendered totaling up to10% of the prior contract anniversary value to the extent it is larger than amounts surrendered that represent contract earnings

After calculating the amount of purchase payments that might be subject to a surrender charge, we use the surrender order described above to determine the surrender charge. For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge is applied to this total amount. We pay you the amount you requested.

Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage Plus contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o    We received these payments:

     --   $5,000 July 1, 2003;

     --   $55,000 Dec. 31, 2005;

     --   $40,000 Feb. 20, 2011; and

You wish to take a partial surrender of $60,000 at Sept. 1, 2011. At that date, the contract value is equal to $80,000. The previous contract anniversary value was equal to $100,000.

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43   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Using the terminology above, PS = $60,000, CV = $80,000, PP = $100,000. FA = $10,000 (10% of the previous contract anniversary value). Since there are no contract earnings, PE = $10,000.

This results in the following amount being subject to a surrender charge for this partial surrender:

     ($60,000 - $10,000) x  ($100,000 - $10,000) = $64,286
     -------------------
     ($80,000 - $10,000)

We surrender the purchase payments on a first-in-first-out basis. We surrender the following amounts with the indicated surrender charge rates:

o $5,000 from the July 1, 2003 purchase payment with no surrender charge (part of 10% of prior contract anniversary value).

o $5,000 from the Dec. 31, 2005 purchase payment with no surrender charge (rest of 10% of prior contract anniversary value).

o    $50,000 from the Dec. 31, 2005 purchase payment with a 4% surrender charge.

o    $14,286 from the Feb. 20, 2011 purchase payment with a 7% surrender charge.

This results in a total surrender charge of $3,000 (4% x $50,000 + 7% x
$14,286).

Waiver of surrender charges

We do not assess surrender charges under any contract for:

o    surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o    amounts we refund to you during the free look period*;

o    death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus any purchase payment credits allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o    minus any prorated portion of the contract administrative charge.

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44   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

SPECIAL DCA ACCOUNT

We value the amounts you allocate to the special DCA account directly in dollars. The special DCA account value equals:

o    the sum of your purchase payments allocated to the special DCA account;

o    plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges); and

o    minus amounts transferred out.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders;

o    surrender charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;

o    the ROPP rider fee (if selected);

o    the MAV rider fee (if selected); and/or

o    the 5-Year MAV rider fee (if selected).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o    mortality and expense risk fees.

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45   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

PURCHASE PAYMENT CREDITS

For RAVA Advantage Plus: we add a credit to your contract in the amount of:

o    1% of each purchase payment received:

     -- if you elect the ten-year surrender charge schedule for your contract* and the initial purchase payment is under $100,000; or

     -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

For RAVA Advantage Plus - Band 3: we add a credit to your contract in the amount of:

o    2% of each purchase payment received:

     -- if you elect the seven-year surrender charge schedule for your contract.

o    3% of each purchase payment received

     --   if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

For RAVA Select Plus: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

For RAVA Select Plus - Band 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

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46   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                    Number
                                                            Amount           Accumulation          of units
                                           Month           invested           unit value           purchased
By investing an equal number
of dollars each month ...                   Jan              $100                 $20                 5.00

                                            Feb               100                  18                 5.56

you automatically buy                       Mar               100                  17                 5.88
more units when the
per unit market price is low ...   ---->    Apr               100                  15                 6.67

                                            May               100                  16                 6.25

                                            Jun               100                  18                 5.56

                                            Jul               100                  17                 5.88

and fewer units                             Aug               100                  19                 5.26
when the per unit
market price is high.              ---->    Sept              100                  21                 4.76

                                            Oct               100                  20                 5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

o  You cannot transfer existing contract values into a Special DCA account.

o Each Special DCA arrangement consists of 6 monthly transfers that begin 7 days after we receive your purchase payment.

o We make monthly transfers of your Special DCA account value into the subaccounts you select.

o You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer.

o We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change.

o We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

o Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available the date we receive payment).

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47   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

o You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account.

o We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your sales representative.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING

You can ask to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We seek to prevent market timing. Do not invest in the contract if you are a market timer. Market timing is a practice of transferring assets among subaccounts in an effort to take advantage of short-term market movements or price fluctuations. Market timing can impact the performance of the funds and harm contract owners.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as periodic rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple contracts you may own, may be counted together for these purposes. If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify or restrict your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

o requiring transfer requests to be submitted in writing only by first-class U.S. mail;

o  not accepting telephone or electronic transfer requests; or

o  not accepting transfer requests of an agent acting under power of attorney.

Subject to state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification or restriction of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of your contract may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

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48   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
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

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. Currently, the amount of contract value transferred to the fixed account cannot result in the value of the fixed account being greater than 30% of the contract value. You may not make transfer to the Special DCA account.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)*and signed request for a transfer or surrender to:

Regular mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205

Express mail:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

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49   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
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

2 By automated transfers and automated partial surrenders

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the fixed account or the Special DCA account are not allowed.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 By phone

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

Minimum amount
Transfers or surrenders:   $250 or entire contract balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

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50   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

1 By regular or express mail

o  payable to you;

o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 By wire

o  request that payment be wired to your bank;

o  bank account must be in the same ownership as your contract; and

o  pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;

   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

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51   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
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

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV or 5-Year MAV. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o  contract value, less any purchase payment credits subject to reversal; or

o  purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

Adjusted partial surrenders

                      PS x DB
                      --------
                         CV

         PS  =    the partial surrender including any applicable surrender
                  charge.

         DB  =    the death benefit on the date of (but prior to) the partial surrender.

         CV  =    the contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when you are age 75 or younger on the contract effective date:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

   We calculate the death benefit on March 1, 2004 as follows:

      The total purchase payments minus adjustments for partial surrenders:
      Total purchase payments                                            $20,000

            minus adjusted partial surrenders, calculated as:

         $1,500 x $20,000   =
         ----------------
              $18,000                                                    - 1,667
                                                                         -------
      for a death benefit of:                                            $18,333

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52   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Example of standard death benefit calculation when you are age 76 or older on the contract effective date:

o    You purchase the contract with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2004 to be $16,500.


IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

   o  contract value, less any purchase payment credits subject to reversal; or

   o  purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If you are age 75 or younger on the date we issue the contract, the beneficiary of your spouse's contract receives the greater of:

   o  contract value, less any purchase payment credits subject to reversal; or

   o  purchase payments less minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

   o the beneficiary asks us in writing within 60 days after we receive proof of death; and

   o  payouts begin no later than one year following the year of your death; and

   o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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53   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Optional Benefits

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o  purchase payments minus adjusted partial surrenders.

Adjusted partial surrenders for the ROPP death benefit

                      PS x DB
                      -------
                         CV

         PS   = the partial surrender including any applicable surrender charge.

         DB   = the death benefit on the date of (but prior to) the partial surrender.

         CV   = the contract value on the date of (but prior to) the partial surrender.

If this ROPP rider is available in your state and you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

Terminating the ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

Example

o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2003.

o On March 1, 2004 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit on March 1, 2004 as follows:

        The total purchase payments minus adjustments for partial surrenders:

        Total purchase payments                                                  $20,000
            minus adjusted partial surrenders, calculated as:

            $1,500 x $20,000 =
            ----------------
                 $18,000                                                          - 1,667
                                                                                  -------
         for a death benefit of:                                                  $18,333

If your spouse is the sole beneficiary, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

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54   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

If this MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o  purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

Example

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2004 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2004 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2004 as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your contract anniversary contract values:                      $24,000
         plus purchase payments made since that anniversary:                         + 0
            minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000   =
         ----------------
              $22,000                                                            - 1,636
                                                                                 -------
      for a death benefit of:                                                    $22,364

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV

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55   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
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

does not provide any additional benefit with respect to fixed account or Special DCA account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If this 5-Year MAV rider is available in your state and you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value after you reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o  purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

Terminating the 5-Year MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

Example

o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2003.

o On Jan. 1, 2008 (the fifth contract anniversary) the contract value grows to $30,000.

o On March 1, 2008 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

We calculate the death benefit on March 1, 2008 as follows:

The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your 5-year contract anniversary contract values:               $30,000
         plus purchase payments made since that anniversary:                         + 0
            minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000   =
         ----------------
              $22,000                                                            - 1,800
                                                                                 -------
      for a death benefit of:                                                    $28,200

In general, if your spouse is the sole beneficiary, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

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56   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;

o  your age and, in most cases, sex;

o  the annuity table in the contract; and

o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o Plan C: Life annuity -- installment refund: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

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57   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
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

o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payment plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the owner or over the life of the owner and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary; or

o over a period certain not longer than the life expectancy of the owner or over the life expectancy of the owner and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account, subaccounts and/or Special DCA account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Surrenders: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

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58   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Withholding: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to a 10% IRS penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death;

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o  if it is allocable to an investment before Aug. 14, 1982.

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Annuity payouts: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Surrenders: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

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59   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

Withholding: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o  the payout is a minimum distribution required under the Code;

o  the payout is made on account of an eligible hardship; or

o  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o  because of your death,

o  because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment after you attain age 55 (TSAs and annuities funding 401(a) and 401(k) plans only); or

o  to pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, or if you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Purchase payment credits: These are considered earnings and are taxed accordingly when surrendered or paid out.


Special considerations if you select the ROPP, MAV or 5-year MAV rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

Collateral assignment: You may not collaterally assign or pledge a qualified annuity.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS Life of New York's tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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60   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by

o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;

o  the existing funds become unavailable; or

o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o  add new subaccounts;

o  combine any two or more subaccounts;

o  make additional subaccounts investing in additional funds;

o  transfer assets to and from the subaccounts or the variable account; and

o  eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract.

AEFA's offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly owned subsidiary of

American Express Financial Corporation (AEFC) which is a wholly owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

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61   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. IDS Life of New York conducts a conventional life insurance business in New York.

We are the sole distributor of the contract. We pay time-of-sale commissions of up to 7.75% of purchase payments on the contract as well as service/trail commissions of up to 1.25% based on annual total contract value for as long as the contract remains in effect. These commissions compensate our sales representative and field leadership for selling and servicing the contract and help pay for other distribution expenses. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

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62   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
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

Table of Contents of the Statement of Additional Information


Calculating Annuity Payouts                                             p.  3

Rating Agencies                                                         p.  4

Principal Underwriter                                                   p.  4

Independent Registered Public Accounting Firm                           p.  4


Financial Statements

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63   AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS/
        RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------


IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251


S-6362 A (10/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

      AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE PLUS(SM) VARIABLE ANNUITY

       AMERICAN EXPRESS RETIREMENT ADVISOR SELECT PLUS(SM) VARIABLE ANNUITY



                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT


                                  OCT. 1, 2004



IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the IDS Life of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.



IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

Table of Contents

Calculating Annuity Payouts                              p.  3

Rating Agencies                                          p.  4

Principal Underwriter                                    p.  4


Independent Registered Public Accounting Firm            p.  4


Financial Statements

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o  determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by

o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and

o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o  dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to IDS Life of New York, refer to the American Express Web site at (americanexpress.com/advisors) or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                               www.ambest.com
Fitch                                             www.fitchratings.com
Moody's                                       www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and IDS Life of New York are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXPFinancial Center, Minneapolis, MN 55474. IDS Life of New York currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003: $2,433,623; 2002: $1,983,108; and 2001: $3,177,060. AEFA retains no underwriting commission from the sale of the contract.


Independent Registered Public Accounting Firm

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent registered public accounting firm, as stated in their report appearing herein.


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 266 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 266 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ Ernst & Young LLP

Minneapolis, Minnesota

March 19, 2004




                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003                                              BC8            BC7            BC9            BC6            CR8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    781,334   $    446,700   $        469   $      7,782   $    517,301
                                                           ------------------------------------------------------------------------
    at market value                                        $    814,948   $    443,157   $        520   $      9,038   $    576,738
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --            122
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    814,948        443,157            520          9,038        576,860
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  553            376             --              9            388
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   553            376             --              9            388
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                           814,395        442,781            520          9,029        576,472
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    814,395   $    442,781   $        520   $      9,029   $    576,472
===================================================================================================================================
Accumulation units outstanding                                1,124,187        615,180            433          7,524        815,129
===================================================================================================================================
Net asset value per accumulation unit                      $       0.72   $       0.72   $       1.20   $       1.20   $       0.71
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  CR7            CR9            CR6             GC            CM8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    556,991   $     30,105   $     41,133   $ 13,377,801   $ 12,808,725
                                                           ------------------------------------------------------------------------
    at market value                                        $    603,067   $     32,676   $     44,651   $  9,697,415   $ 12,808,685
Dividends receivable                                                 --             --             --             --          5,071
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    603,067         32,676         44,651      9,697,415     12,813,756
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  515             27             44         10,882          8,572
    Contract terminations                                            --             --             --             22         29,236
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   515             27             44         10,904         37,808
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       583,862         32,649         44,607      9,619,757     12,775,948
Net assets applicable to contracts in payment period             18,690             --             --         66,754             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    602,552   $     32,649   $     44,607   $  9,686,511   $ 12,775,948
===================================================================================================================================
Accumulation units outstanding                                  831,038         27,626         37,724      7,947,671     12,254,489
===================================================================================================================================
Net asset value per accumulation unit                      $       0.70   $       1.18   $       1.18   $       1.21   $       1.04
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  CM7            CM9            CM6             GM            BD8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  9,880,464   $    894,038   $    491,485   $  7,867,169   $ 12,061,106
                                                           ------------------------------------------------------------------------
    at market value                                        $  9,880,424   $    894,038   $    491,485   $  7,864,861   $ 12,170,816
Dividends receivable                                              4,076            317            199          3,208         38,429
Accounts receivable from IDS Life of New York
  for contract purchase payments                                520,414             --         19,203             --          7,439
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,404,914        894,355        510,887      7,868,069     12,216,684
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                8,735            714            537          9,036          8,177
    Contract terminations                                            --         10,630             --         11,949             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,735         11,344            537         20,985          8,177
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,396,179        883,011        510,350      7,834,171     12,208,507
Net assets applicable to contracts in payment period                 --             --             --         12,913             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,396,179   $    883,011   $    510,350   $  7,847,084   $ 12,208,507
===================================================================================================================================
Accumulation units outstanding                               10,037,597        888,023        514,503      6,560,227     10,290,176
===================================================================================================================================
Net asset value per accumulation unit                      $       1.04   $       0.99   $       0.99   $       1.19   $       1.19
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  BD7            BD9            BD6             GS            DE8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,050,960   $    654,088   $    602,615   $ 25,372,730   $  4,262,923
                                                           ------------------------------------------------------------------------
    at market value                                        $ 10,169,538   $    654,330   $    601,076   $ 25,074,644   $  5,003,281
Dividends receivable                                             32,103          2,026          1,820         80,804             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  6,460             --            452             --         11,241
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,208,101        656,356        603,348     25,155,448      5,014,522
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                8,650            574            620         28,647          3,233
    Contract terminations                                            --             --             --          2,449             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,650            574            620         31,096          3,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,193,403        655,782        602,728     25,010,869      5,011,289
Net assets applicable to contracts in payment period              6,048             --             --        113,483             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,199,451   $    655,782   $    602,728   $ 25,124,352   $  5,011,289
===================================================================================================================================
Accumulation units outstanding                                8,654,421        622,191        573,116     19,000,484      4,410,233
===================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       1.05   $       1.05   $       1.32   $       1.14
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  DE7            DE9            DE6            EM8            EM7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,202,286   $    284,827   $    235,969   $    209,087   $    222,344
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,805,152   $    315,628   $    264,615   $    245,704   $    263,690
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    842            148             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,805,994        315,776        264,615        245,704        263,690
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,954            230            265            165            222
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,954            230            265            165            222
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,790,701        315,546        264,350        245,539        263,468
Net assets applicable to contracts in payment period             11,339             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,802,040   $    315,546   $    264,350   $    245,539   $    263,468
===================================================================================================================================
Accumulation units outstanding                                4,234,829        226,897        190,525        216,981        234,361
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.39   $       1.39   $       1.13   $       1.12
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EM9            EM6            ES8            ES7            ES9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     26,566   $     12,706   $    896,740   $    762,974   $    149,547
                                                           ------------------------------------------------------------------------
    at market value                                        $     31,806   $     15,010   $  1,033,463   $    853,820   $    169,273
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --          1,052             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     31,806         15,010      1,034,515        853,820        169,273
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   28             15            678            712            149
    Contract terminations                                            --             --             --            117             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    28             15            678            829            149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        31,778         14,995      1,033,837        835,766        169,124
Net assets applicable to contracts in payment period                 --             --             --         17,225             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     31,778   $     14,995   $  1,033,837   $    852,991   $    169,124
===================================================================================================================================
Accumulation units outstanding                                   22,673         10,723        997,714        810,910        141,658
===================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.40   $       1.04   $       1.03   $       1.19
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  ES6            GB8            GB7            GB9            GB6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     37,846   $  3,105,740   $  3,517,241   $    286,140   $    224,593
                                                           ------------------------------------------------------------------------
    at market value                                        $     43,492   $  3,312,717   $  3,808,600   $    294,042   $    230,450
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      7            546             --            785            103
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     43,499      3,313,263      3,808,600        294,827        230,553
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   44          2,179          3,227            252            233
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    44          2,179          3,227            252            233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        43,455      3,311,084      3,805,373        294,575        230,320
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     43,455   $  3,311,084   $  3,805,373   $    294,575   $    230,320
===================================================================================================================================
Accumulation units outstanding                                   36,481      2,454,231      2,836,041        252,866        198,240
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       1.35   $       1.34   $       1.16   $       1.16
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   GY            GR8            GR7            GR9            GR6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  6,898,832   $  2,691,485   $  2,346,500   $    317,341   $    123,704
                                                           ------------------------------------------------------------------------
    at market value                                        $  7,391,900   $  2,414,674   $  1,997,599   $    349,134   $    134,937
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  8,992          1,043            958            337             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  7,400,892      2,415,717      1,998,557        349,471        134,937
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                8,370          1,615          1,695            300            142
    Contract terminations                                            --             --             --             --             14
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,370          1,615          1,695            300            156
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     7,376,168      2,414,102      1,996,862        349,171        134,781
Net assets applicable to contracts in payment period             16,354             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  7,392,522   $  2,414,102   $  1,996,862   $    349,171   $    134,781
===================================================================================================================================
Accumulation units outstanding                                5,372,684      5,159,282      4,295,701        308,868        119,504
===================================================================================================================================
Net asset value per accumulation unit                      $       1.37   $       0.47   $       0.46   $       1.13   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  EI8            EI7            EI9            EI6             GV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 10,500,649   $ 10,695,128   $  1,127,798   $  1,188,046   $ 26,065,103
                                                           ------------------------------------------------------------------------
    at market value                                        $ 11,050,416   $ 11,202,445   $  1,186,905   $  1,256,853   $ 21,208,918
Dividends receivable                                             69,065         71,252          7,181          7,947        136,255
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  3,686         12,545          2,210             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 11,123,167     11,286,242      1,196,296      1,264,800     21,345,173
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                7,281          9,512          1,011          1,341         23,937
    Contract terminations                                            --             --             --             57            234
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 7,281          9,512          1,011          1,398         24,171
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    11,115,886     11,270,542      1,195,285      1,263,402     21,183,751
Net assets applicable to contracts in payment period                 --          6,188             --             --        137,251
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 11,115,886   $ 11,276,730   $  1,195,285   $  1,263,402   $ 21,321,002
===================================================================================================================================
Accumulation units outstanding                                9,939,259     10,122,599        936,203        993,283     17,673,052
===================================================================================================================================
Net asset value per accumulation unit                      $       1.12   $       1.11   $       1.28   $       1.27   $       1.20
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  IE8            IE7            IE9            IE6             GI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    224,728   $    429,883   $     51,835   $      6,201   $ 18,949,442
                                                           ------------------------------------------------------------------------
    at market value                                        $    236,788   $    390,212   $     53,656   $      7,210   $ 11,533,358
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --         32,617
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    236,788        390,212         53,656          7,210     11,565,975
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  138            322             24              6         12,945
    Contract terminations                                           813             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   951            322             24              6         12,945
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       235,837        389,890         53,632          7,204     11,505,501
Net assets applicable to contracts in payment period                 --             --             --             --         47,529
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    235,837   $    389,890   $     53,632   $      7,204   $ 11,553,030
===================================================================================================================================
Accumulation units outstanding                                  358,999        593,525         43,192          5,814     12,627,118
===================================================================================================================================
Net asset value per accumulation unit                      $       0.66   $       0.66   $       1.24   $       1.24   $       0.91
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  MF8            MF7            MF9            MF6             GD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,343,692   $  1,771,694   $     39,630   $    112,428   $ 31,734,509
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,362,963   $  1,727,872   $     43,337   $    124,170   $ 25,674,852
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    140             --             --             --          6,358
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,363,103      1,727,872         43,337        124,170     25,681,210
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  911          1,484             37            137         28,935
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   911          1,484             37            137         28,935
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,362,192      1,710,072         43,300        124,033     25,388,313
Net assets applicable to contracts in payment period                 --         16,316             --             --        263,962
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,362,192   $  1,726,388   $     43,300   $    124,033   $ 25,652,275
===================================================================================================================================
Accumulation units outstanding                                1,566,024      1,978,743         37,695        108,226     18,315,254
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.86   $       1.15   $       1.15   $       1.39
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  ND8            ND7            ND9            ND6             GG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 12,873,357   $ 10,253,713   $    447,807   $    585,967   $ 78,794,683
                                                           ------------------------------------------------------------------------
    at market value                                        $ 13,306,428   $  9,916,215   $    496,799   $    640,366   $ 72,992,349
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 10,167          8,980             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 13,316,595      9,925,195        496,799        640,366     72,992,349
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                8,912          8,359            431            678         82,347
    Contract terminations                                            --             --             --             --         67,390
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,912          8,359            431            678        149,737
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    13,307,683      9,868,844        496,368        639,688     72,545,545
Net assets applicable to contracts in payment period                 --         47,992             --             --        297,067
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 13,307,683   $  9,916,836   $    496,368   $    639,688   $ 72,842,612
===================================================================================================================================
Accumulation units outstanding                               18,793,230     14,028,945        429,698        555,038     50,105,325
===================================================================================================================================
Net asset value per accumulation unit                      $       0.71   $       0.70   $       1.16   $       1.15   $       1.45
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  SV8            SV7            SV9            SV6            IV8
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,419,192   $  3,252,246   $    250,968   $    215,490   $  4,559,649
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,352,049   $  3,939,687   $    299,377   $    245,598   $  4,867,051
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  2,618             --            214             --          1,544
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,354,667      3,939,687        299,591        245,598      4,868,595
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,584          3,314            260            259          3,206
    Contract terminations                                            --          4,139             --            210             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,584          7,453            260            469          3,206
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,351,083      3,932,234        299,331        245,129      4,865,389
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,351,083   $  3,932,234   $    299,331   $    245,129   $  4,865,389
===================================================================================================================================
Accumulation units outstanding                                4,183,723      3,089,118        219,771        180,394      6,232,685
===================================================================================================================================
Net asset value per accumulation unit                      $       1.28   $       1.27   $       1.36   $       1.36   $       0.78
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  IV7            IV9            IV6            FI8            FI7
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,330,187   $    233,866   $    393,916   $ 11,414,103   $ 11,231,387
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,614,146   $    254,176   $    446,776   $ 11,374,349   $ 11,203,601
Dividends receivable                                                 --             --             --         25,900         24,600
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     20            961            105          3,441          1,586
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,614,166        255,137        446,881     11,403,690     11,229,787
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,863            210            475          8,044          9,661
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,863            210            475          8,044          9,661
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,610,303        254,927        446,406     11,395,646     11,220,126
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,610,303   $    254,927   $    446,406   $ 11,395,646   $ 11,220,126
===================================================================================================================================
Accumulation units outstanding                                5,946,976        211,666        371,510      9,919,030      9,828,450
===================================================================================================================================
Net asset value per accumulation unit                      $       0.78   $       1.20   $       1.20   $       1.15   $       1.14
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  FI9            FI6            SC8            SC7            SC9
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    846,722   $    556,735   $  1,442,541   $  1,354,114   $     91,673
                                                           ------------------------------------------------------------------------
    at market value                                        $    840,154   $    553,423   $  1,851,263   $  1,658,964   $    108,789
Dividends receivable                                              1,845          1,200             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  2,350             --             --         17,726             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    844,349        554,623      1,851,263      1,676,690        108,789
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  762            596          1,239          1,399             94
    Contract terminations                                            --             --            954             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   762            596          2,193          1,399             94
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       843,587        554,027      1,820,159      1,665,450        108,695
Net assets applicable to contracts in payment period                 --             --         28,911          9,841             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    843,587   $    554,027   $  1,849,070   $  1,675,291   $    108,695
===================================================================================================================================
Accumulation units outstanding                                  839,221        552,388      1,716,436      1,580,770         76,099
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.00   $       1.06   $       1.05   $       1.43
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  SC6            ST8            ST7            ST9            ST6
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    147,480   $    120,508   $     52,870   $     10,055   $      1,049
                                                           ------------------------------------------------------------------------
    at market value                                        $    166,302   $    129,147   $     57,357   $     12,041   $      1,163
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    166,302        129,147         57,357         12,041          1,163
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  178             67             49             11              1
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   178             67             49             11              1
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       166,124        129,080         57,308         12,030          1,162
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    166,124   $    129,080   $     57,308   $     12,030   $      1,162
===================================================================================================================================
Accumulation units outstanding                                  116,573        138,486         61,777         10,259            994
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       0.93   $       0.93   $       1.17   $       1.17
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  SA8            SA7            SA9            SA6             GA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    804,992   $    711,539   $        230   $         10   $ 18,683,329
                                                           ------------------------------------------------------------------------
    at market value                                        $    667,866   $    574,439   $        230   $         11   $  9,675,507
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  1,147             --             --             --            252
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    669,013        574,439            230             11      9,675,759
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  450            498             --             --         10,911
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   450            498             --             --         10,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       668,563        573,941            219             --      9,622,600
Net assets applicable to contracts in payment period                 --             --             --             --         42,248
Net assets applicable to seed money                                  --             --             11             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    668,563   $    573,941   $        230   $         11   $  9,664,848
===================================================================================================================================
Accumulation units outstanding                                1,601,475      1,388,852            180             --     11,015,740
===================================================================================================================================
Net asset value per accumulation unit                      $       0.42   $       0.41   $       1.21   $       1.21   $       0.87
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8CA            7CA            8AC            7AC            9AC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    635,144   $  1,008,424   $    645,364   $    474,430   $     10,649
                                                           ------------------------------------------------------------------------
    at market value                                        $    534,753   $    803,793   $    717,199   $    501,169   $     12,528
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --          2,340             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             365            695            458            392             16
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    535,118        804,488        719,997        501,561         12,544
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  365            695            458            392             16
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          2,340             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   365            695          2,798            392             16
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       534,753        803,793        717,199        501,169         12,528
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    534,753   $    803,793   $    717,199   $    501,169   $     12,528
===================================================================================================================================
Accumulation units outstanding                                  936,359      1,417,146        764,686        536,977         10,540
===================================================================================================================================
Net asset value per accumulation unit                      $       0.57   $       0.57   $       0.94   $       0.93   $       1.19
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6AC            8CD            7CD            8AD            7AD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     42,408   $    625,634   $    542,925   $    632,062   $    277,342
                                                           ------------------------------------------------------------------------
    at market value                                        $     45,433   $    669,864   $    562,706   $    756,403   $    319,220
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             66             --             --          7,848
Receivable from mutual funds and portfolios
  for share redemptions                                              43            455            488            511            268
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     45,476        670,385        563,194        756,914        327,336
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   43            455            488            511            268
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             66             --             --          7,848
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    43            521            488            511          8,116
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        45,433        669,864        562,706        756,403        319,220
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     45,433   $    669,864   $    562,706   $    756,403   $    319,220
===================================================================================================================================
Accumulation units outstanding                                   38,293        742,055        627,476        738,461        313,142
===================================================================================================================================
Net asset value per accumulation unit                      $       1.19   $       0.90   $       0.90   $       1.02   $       1.02
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9AD            6AD             GW            8AL            7AL
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     19,876   $     24,407   $ 46,715,554   $  4,763,093   $  3,463,182
                                                           ------------------------------------------------------------------------
    at market value                                        $     24,493   $     27,498   $ 42,231,476   $  5,461,575   $  3,811,658
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --          4,583          7,493
Receivable from mutual funds and portfolios
  for share redemptions                                              22             30         64,345          3,634          3,217
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     24,515         27,528     42,295,821      5,469,792      3,822,368
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   22             30         48,055          3,634          3,217
    Contract terminations                                            --             --         16,290             --             --
Payable to mutual funds and portfolios for investments purchased     --             --             --          4,583          7,493
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    22             30         64,345          8,217         10,710
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        24,493         27,498     42,142,073      5,461,575      3,811,658
Net assets applicable to contracts in payment period                 --             --         89,403             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     24,493   $     27,498   $ 42,231,476   $  5,461,575   $  3,811,658
===================================================================================================================================
Accumulation units outstanding                                   18,736         21,087     29,671,081      5,593,551      3,922,530
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.30   $       1.42   $       0.98   $       0.97
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9AL            6AL            8AB            7AB            9AB
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    349,116   $    243,413   $  2,271,261   $  1,136,501   $    430,928
                                                           ------------------------------------------------------------------------
    at market value                                        $    397,303   $    282,624   $  2,833,975   $  1,451,896   $    514,791
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      9             --            192          3,289             --
Receivable from mutual funds and portfolios
  for share redemptions                                             349            306          1,885          1,208            458
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    397,661        282,930      2,836,052      1,456,393        515,249
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  349            306          1,885          1,208            458
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           9             --            192          3,289             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   358            306          2,077          4,497            458
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       397,303        282,624      2,833,975      1,451,896        514,791
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    397,303   $    282,624   $  2,833,975   $  1,451,896   $    514,791
===================================================================================================================================
Accumulation units outstanding                                  320,282        228,392      2,160,980      1,112,348        354,014
===================================================================================================================================
Net asset value per accumulation unit                      $       1.24   $       1.24   $       1.31   $       1.31   $       1.45
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6AB            8IF            7IF            8AI            7AI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    204,502   $    897,284   $  1,107,841   $    758,958   $    930,470
                                                           ------------------------------------------------------------------------
    at market value                                        $    243,098   $    804,857   $  1,004,933   $    850,529   $  1,036,906
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             264            551          2,092          1,333            865
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    243,362        805,408      1,007,025        851,862      1,037,771
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  264            551            864            576            865
    Contract terminations                                            --             --          1,228            757             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   264            551          2,092          1,333            865
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       243,098        804,857      1,004,933        850,529      1,036,906
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    243,098   $    804,857   $  1,004,933   $    850,529   $  1,036,906
===================================================================================================================================
Accumulation units outstanding                                  167,573      1,239,941      1,558,546        938,068      1,149,180
===================================================================================================================================
Net asset value per accumulation unit                      $       1.45   $       0.65   $       0.64   $       0.91   $       0.90
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9AI            6AI            8VA            7VA             GP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     75,342   $     43,374   $  1,587,550   $  1,816,866   $ 29,281,578
                                                           ------------------------------------------------------------------------
    at market value                                        $     86,648   $     49,996   $  1,811,749   $  2,080,072   $ 34,697,496
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    229             --             58             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              78             51          1,230          1,780         62,262
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     86,955         50,047      1,813,037      2,081,852     34,759,758
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   78             51          1,230          1,780         39,268
    Contract terminations                                            --             --             --             --         22,994
Payable to mutual funds and portfolios
  for investments purchased                                         229             --             58             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   307             51          1,288          1,780         62,262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        86,648         49,996      1,811,749      2,080,072     34,648,328
Net assets applicable to contracts in payment period                 --             --             --             --         49,168
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     86,648   $     49,996   $  1,811,749   $  2,080,072   $ 34,697,496
===================================================================================================================================
Accumulation units outstanding                                   71,863         41,850      1,292,859      1,493,980     18,077,508
===================================================================================================================================
Net asset value per accumulation unit                      $       1.21   $       1.19   $       1.40   $       1.39   $       1.92
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8AV            7AV            9AV            6AV            8SR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,110,582   $  3,629,755   $    320,342   $    325,627   $    403,337
                                                           ------------------------------------------------------------------------
    at market value                                        $  4,817,949   $  4,168,749   $    374,004   $    383,786   $    420,721
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  5,500             38             --            120            278
Receivable from mutual funds and portfolios
  for share redemptions                                           3,244          3,526            334            411            267
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,826,693      4,172,313        374,338        384,317        421,266
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,244          3,526            334            411            267
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       5,500             38             --            120            278
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,744          3,564            334            531            545
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     4,817,949      4,168,749        374,004        383,786        420,721
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,817,949   $  4,168,749   $    374,004   $    383,786   $    420,721
===================================================================================================================================
Accumulation units outstanding                                4,206,600      3,657,133        297,064        305,295        475,421
===================================================================================================================================
Net asset value per accumulation unit                      $       1.15   $       1.14   $       1.26   $       1.26   $       0.88
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7SR            9SR            6SR            8EG            7EG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    469,586   $      6,546   $      5,752   $    211,267   $    339,965
                                                           ------------------------------------------------------------------------
    at market value                                        $    478,403   $      7,176   $      6,412   $    218,906   $    323,028
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     30             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             399              6              7            149            280
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    478,832          7,182          6,419        219,055        323,308
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  399              6              7            149            280
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          30             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   429              6              7            149            280
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       478,403          7,176          6,412        218,906        323,028
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    478,403   $      7,176   $      6,412   $    218,906   $    323,028
===================================================================================================================================
Accumulation units outstanding                                  544,005          6,366          5,703        308,915        459,076
===================================================================================================================================
Net asset value per accumulation unit                      $       0.88   $       1.13   $       1.12   $       0.71   $       0.70
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   GT            8CG            7CG            9CG            6CG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 37,729,574   $    730,248   $    488,878   $    250,428   $     51,452
                                                           ------------------------------------------------------------------------
    at market value                                        $ 31,954,862   $    762,072   $    510,649   $    261,418   $     53,572
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            531            133             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          69,932            395            343            183             42
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 32,024,794        762,998        511,125        261,601         53,614
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               36,495            395            343            183             42
    Contract terminations                                        33,437             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            531            133             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                69,932            926            476            183             42
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    31,953,721        762,072        510,649        261,418         53,572
Net assets applicable to contracts in payment period              1,141             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 31,954,862   $    762,072   $    510,649   $    261,418   $     53,572
===================================================================================================================================
Accumulation units outstanding                               27,520,736        884,600        595,600        228,097         47,438
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       0.86   $       0.86   $       1.15   $       1.13
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8GI            7GI            8FG            7FG            9FG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,708,455   $  3,241,152   $  6,385,717   $  5,563,297   $    873,662
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,773,320   $  3,285,169   $  7,013,670   $  6,147,065   $    951,265
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    211          1,217          9,585          8,852          1,819
Receivable from mutual funds and portfolios
  for share redemptions                                           1,882          2,824          4,629          5,182            787
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,775,413      3,289,210      7,027,884      6,161,099        953,871
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,882          2,824          4,629          5,182            787
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         211          1,217          9,585          8,852          1,819
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,093          4,041         14,214         14,034          2,606
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,773,320      3,272,178      6,939,645      6,147,065        951,265
Net assets applicable to contracts in payment period                 --         12,991         74,025             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,773,320   $  3,285,169   $  7,013,670   $  6,147,065   $    951,265
===================================================================================================================================
Accumulation units outstanding                                3,179,498      3,775,803      6,872,385      6,116,626        805,677
===================================================================================================================================
Net asset value per accumulation unit                      $       0.87   $       0.87   $       1.01   $       1.00   $       1.18
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6FG            8MP            7MP            8FM            7FM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    606,289   $  2,761,150   $  3,205,243   $  7,707,620   $  5,344,981
                                                           ------------------------------------------------------------------------
    at market value                                        $    659,005   $  3,521,458   $  4,048,925   $  9,570,367   $  6,638,243
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            172          1,003             --          8,053
Receivable from mutual funds and portfolios
  for share redemptions                                             684          2,405          3,508          6,531          5,573
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    659,689      3,524,035      4,053,436      9,576,898      6,651,869
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  673          2,405          3,508          6,349          5,573
    Contract terminations                                            11             --             --            182             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            172          1,003             --          8,053
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   684          2,577          4,511          6,531         13,626
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       659,005      3,521,458      4,036,419      9,570,367      6,638,243
Net assets applicable to contracts in payment period                 --             --         12,506             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    659,005   $  3,521,458   $  4,048,925   $  9,570,367   $  6,638,243
===================================================================================================================================
Accumulation units outstanding                                  559,445      2,990,359      3,449,778      7,511,441      5,235,502
===================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       1.18   $       1.17   $       1.27   $       1.27
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9FM            6FM            8OS            7OS            8FO
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    649,669   $    580,663   $    616,149   $    783,083   $  2,032,259
                                                           ------------------------------------------------------------------------
    at market value                                        $    773,946   $    681,452   $    628,130   $    818,282   $  2,463,827
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    816            100             --             --          1,936
Receivable from mutual funds and portfolios
  for share redemptions                                             651            722            425            703          1,552
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    775,413        682,274        628,555        818,985      2,467,315
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  651            722            425            703          1,552
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         816            100             --             --          1,936
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,467            822            425            703          3,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       773,946        681,452        628,130        818,282      2,463,827
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    773,946   $    681,452   $    628,130   $    818,282   $  2,463,827
===================================================================================================================================
Accumulation units outstanding                                  566,670        500,022        780,398      1,023,130      2,326,246
===================================================================================================================================
Net asset value per accumulation unit                      $       1.37   $       1.36   $       0.80   $       0.80   $       1.06
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7FO            9FO            6FO            8RE            7RE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,331,262   $    107,394   $    101,177   $  6,011,231   $  4,641,252
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,561,019   $    139,042   $    120,303   $  7,404,984   $  5,780,005
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  5,000             --             --          4,691             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,258            123            410          4,944          5,177
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,567,277        139,165        120,713      7,414,619      5,785,182
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,258            123            126          4,944          4,895
    Contract terminations                                            --             --            284             --            282
Payable to mutual funds and portfolios
  for investments purchased                                       5,000             --             --          4,691             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,258            123            410          9,635          5,177
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,557,593        139,042        120,303      7,404,984      5,769,879
Net assets applicable to contracts in payment period              3,426             --             --             --         10,126
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,561,019   $    139,042   $    120,303   $  7,404,984   $  5,780,005
===================================================================================================================================
Accumulation units outstanding                                1,477,547        103,933         90,186      4,888,902      3,834,204
===================================================================================================================================
Net asset value per accumulation unit                      $       1.05   $       1.34   $       1.33   $       1.51   $       1.50
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9RE            6RE            8SI            7SI            9SI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    299,885   $    520,300   $  2,543,360   $  1,950,018   $    234,402
                                                           ------------------------------------------------------------------------
    at market value                                        $    349,332   $    592,673   $  3,126,106   $  2,341,825   $    292,383
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  4,476            120            764             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             301            630          2,105          3,911            260
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    354,109        593,423      3,128,975      2,345,736        292,643
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  301            630          2,105          1,948            260
    Contract terminations                                            --             --             --          1,963             --
Payable to mutual funds and portfolios
  for investments purchased                                       4,476            120            764             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 4,777            750          2,869          3,911            260
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       349,332        592,673      3,126,106      2,341,825        292,383
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    349,332   $    592,673   $  3,126,106   $  2,341,825   $    292,383
===================================================================================================================================
Accumulation units outstanding                                  255,822        435,036      2,159,385      1,628,250        223,876
===================================================================================================================================
Net asset value per accumulation unit                      $       1.37   $       1.36   $       1.45   $       1.44   $       1.31
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6SI            8MS            7MS            9MS            6MS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    106,096   $  2,382,869   $  1,546,227   $    436,756   $    350,980
                                                           ------------------------------------------------------------------------
    at market value                                        $    131,512   $  2,701,705   $  1,741,861   $    493,766   $    404,939
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          6,713             --            503             --
Receivable from mutual funds and portfolios
  for share redemptions                                             138          1,785          1,482            438            452
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    131,650      2,710,203      1,743,343        494,707        405,391
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  138          1,785          1,474            438            437
    Contract terminations                                            --             --              8             --             15
Payable to mutual funds and portfolios
  for investments purchased                                          --          6,713             --            503             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   138          8,498          1,482            941            452
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       131,512      2,701,705      1,741,861        493,766        404,939
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    131,512   $  2,701,705   $  1,741,861   $    493,766   $    404,939
===================================================================================================================================
Accumulation units outstanding                                  100,949      2,574,091      1,667,553        401,858        330,269
===================================================================================================================================
Net asset value per accumulation unit                      $       1.30   $       1.05   $       1.04   $       1.23   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   GK            8TF            7TF            8SE            7SE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 13,994,315   $    238,225   $    247,034   $    376,108   $    552,147
                                                           ------------------------------------------------------------------------
    at market value                                        $ 14,532,207   $    278,131   $    280,053   $    466,547   $    685,281
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --          1,948             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                          21,304            190            234            320            593
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 14,553,511        278,321        282,235        466,867        685,874
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               16,588            190            234            320            593
    Contract terminations                                         4,716             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --          1,948             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                21,304            190          2,182            320            593
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    14,516,134        278,131        280,053        466,547        685,281
Net assets applicable to contracts in payment period             16,073             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 14,532,207   $    278,131   $    280,053   $    466,547   $    685,281
===================================================================================================================================
Accumulation units outstanding                               19,087,544        252,316        255,213        382,245        565,106
===================================================================================================================================
Net asset value per accumulation unit                      $       0.76   $       1.10   $       1.10   $       1.22   $       1.21
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8UE            7UE            9UE            6UE            8MC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,588,798   $  2,009,763   $    110,947   $     63,898   $  5,489,179
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,687,727   $  2,122,471   $    132,415   $     71,297   $  6,413,378
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    887             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,771          1,816            117             77          5,449
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,690,385      2,124,287        132,532         71,374      6,418,827
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,771          1,815            117             77          4,287
    Contract terminations                                            --              1             --             --          1,162
Payable to mutual funds and portfolios
  for investments purchased                                         887             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,658          1,816            117             77          5,449
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,687,727      2,116,295        132,415         71,297      6,413,378
Net assets applicable to contracts in payment period                 --          6,176             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,687,727   $  2,122,471   $    132,415   $     71,297   $  6,413,378
===================================================================================================================================
Accumulation units outstanding                                3,397,349      2,692,470        109,551         59,121      4,303,513
===================================================================================================================================
Net asset value per accumulation unit                      $       0.79   $       0.79   $       1.21   $       1.21   $       1.49
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7MC            9MC            6MC            8ID            7ID
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  4,509,224   $    331,559   $    300,245   $    423,187   $    377,314
                                                           ------------------------------------------------------------------------
    at market value                                        $  5,264,504   $    382,862   $    338,693   $    464,544   $    414,740
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          1,043            100             70            750
Receivable from mutual funds and portfolios
  for share redemptions                                           5,704            332            354            305            361
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  5,270,208        384,237        339,147        464,919        415,851
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                4,496            332            354            305            361
    Contract terminations                                         1,208             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,043            100             70            750
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,704          1,375            454            375          1,111
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     5,255,299        382,862        338,693        464,544        414,740
Net assets applicable to contracts in payment period              9,205             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  5,264,504   $    382,862   $    338,693   $    464,544   $    414,740
===================================================================================================================================
Accumulation units outstanding                                3,549,144        307,267        272,470        523,216        469,377
===================================================================================================================================
Net asset value per accumulation unit                      $       1.48   $       1.25   $       1.24   $       0.89   $       0.88
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9ID            6ID            8FS            7FS            9FS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $      7,066   $        693   $    439,434   $    441,199   $      7,429
                                                           ------------------------------------------------------------------------
    at market value                                        $      9,133   $        752   $    507,146   $    489,327   $      8,495
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --            104             --            427
Receivable from mutual funds and portfolios
  for share redemptions                                               8              1            345            420              7
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      9,141            753        507,595        489,747          8,929
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    8              1            345            415              7
    Contract terminations                                            --             --             --              5             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            104             --            427
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     8              1            449            420            434
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         9,133            729        507,146        489,327          8,495
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             23             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      9,133   $        752   $    507,146   $    489,327   $      8,495
===================================================================================================================================
Accumulation units outstanding                                    7,057            565        481,970        467,249          6,888
===================================================================================================================================
Net asset value per accumulation unit                      $       1.29   $       1.29   $       1.05   $       1.05   $       1.23
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6FS            8TC            7TC            9TC            6TC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     36,216   $    251,393   $    346,726   $      4,661   $      7,503
                                                           ------------------------------------------------------------------------
    at market value                                        $     41,299   $    278,619   $    366,911   $      6,131   $      8,207
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          1,153             50             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              45            177            314              6              8
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     41,344        279,949        367,275          6,137          8,215
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   45            177            314              6              8
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --          1,153             50             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    45          1,330            364              6              8
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        41,299        278,619        366,911          6,131          8,207
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     41,299   $    278,619   $    366,911   $      6,131   $      8,207
===================================================================================================================================
Accumulation units outstanding                                   33,766        402,779        533,300          4,635          6,218
===================================================================================================================================
Net asset value per accumulation unit                      $       1.22   $       0.69   $       0.69   $       1.32   $       1.32
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8TL            7TL            9TL            6TL            8GT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     70,511   $     75,507   $         43   $         90   $    633,404
                                                           ------------------------------------------------------------------------
    at market value                                        $     77,517   $     76,706   $         45   $         96   $    537,133
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    982             50             --             --             61
Receivable from mutual funds and portfolios
  for share redemptions                                              54             64             --             --            365
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     78,553         76,820             45             96        537,559
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   54             64             --             --            365
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         982             50             --             --             61
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,036            114             --             --            426
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        77,517         76,706             34             85        537,133
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             11             11             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     77,517   $     76,706   $         45   $         96   $    537,133
===================================================================================================================================
Accumulation units outstanding                                  141,553        140,602             27             68      1,434,107
===================================================================================================================================
Net asset value per accumulation unit                      $       0.55   $       0.55   $       1.25   $       1.24   $       0.37
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7GT            9GT            6GT            8IG            7IG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    632,845   $     17,388   $      6,443   $  2,913,965   $  2,491,297
                                                           ------------------------------------------------------------------------
    at market value                                        $    531,055   $     18,306   $      7,221   $  3,047,351   $  2,359,633
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  5,000             --             --          1,153            750
Receivable from mutual funds and portfolios
  for share redemptions                                             459             16              9          2,052          2,054
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    536,514         18,322          7,230      3,050,556      2,362,437
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  459             16              9          2,052          2,054
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       5,000             --             --          1,153            750
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,459             16              9          3,205          2,804
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       531,055         18,306          7,221      3,047,351      2,359,633
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    531,055   $     18,306   $      7,221   $  3,047,351   $  2,359,633
===================================================================================================================================
Accumulation units outstanding                                1,427,176         13,639          5,392      4,688,340      3,654,234
===================================================================================================================================
Net asset value per accumulation unit                      $       0.37   $       1.34   $       1.34   $       0.65   $       0.65
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9IG            6IG            8AG            7AG            8IP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     21,118   $     18,776   $    659,861   $    934,457   $  1,564,693
                                                           ------------------------------------------------------------------------
    at market value                                        $     24,024   $     20,449   $    495,014   $    702,967   $  1,864,455
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             59             --          1,375
Receivable from mutual funds and portfolios
  for share redemptions                                              20             20            336            611          1,261
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     24,044         20,469        495,409        703,578      1,867,091
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   20             20            336            611          1,261
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             59             --          1,375
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    20             20            395            611          2,636
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        24,024         20,449        495,014        694,923      1,830,224
Net assets applicable to contracts in payment period                 --             --             --          8,044         34,231
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     24,024   $     20,449   $    495,014   $    702,967   $  1,864,455
===================================================================================================================================
Accumulation units outstanding                                   18,380         15,735      1,262,948      1,784,628      2,168,273
===================================================================================================================================
Net asset value per accumulation unit                      $       1.31   $       1.30   $       0.39   $       0.39   $       0.84
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7IP            9IP            6IP            8MG            7MG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,466,860   $    115,914   $    140,358   $  3,496,034   $  2,984,446
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,683,889   $    132,172   $    164,457   $  3,351,708   $  2,662,227
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            854             --          5,267            361
Receivable from mutual funds and portfolios
  for share redemptions                                           1,448            115            174          2,276          2,309
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,685,337        133,141        164,631      3,359,251      2,664,897
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,419            115            174          2,276          2,309
    Contract terminations                                            29             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            854             --          5,267            361
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,448            969            174          7,543          2,670
===================================================================================================================================
Net assets applicable to contracts in accumulation period     1,683,889        132,172        164,457      3,351,708      2,662,227
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,683,889   $    132,172   $    164,457   $  3,351,708   $  2,662,227
===================================================================================================================================
Accumulation units outstanding                                1,977,334        105,224        131,179      5,910,670      4,725,581
===================================================================================================================================
Net asset value per accumulation unit                      $       0.85   $       1.26   $       1.25   $       0.57   $       0.56
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9MG            6MG            8MD            7MD            9MD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    185,694   $    179,478   $  3,948,899   $  3,336,752   $    177,025
                                                           ------------------------------------------------------------------------
    at market value                                        $    201,214   $    199,148   $  4,080,745   $  3,373,140   $    196,074
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    427             --          2,122             --          1,136
Receivable from mutual funds and portfolios
  for share redemptions                                             173            216          2,768          3,889            173
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    201,814        199,364      4,085,635      3,377,029        197,383
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  173            216          2,768          2,937            173
    Contract terminations                                            --             --             --            952             --
Payable to mutual funds and portfolios
  for investments purchased                                         427             --          2,122             --          1,136
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   600            216          4,890          3,889          1,309
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       201,214        199,148      4,080,745      3,373,140        196,074
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    201,214   $    199,148   $  4,080,745   $  3,373,140   $    196,074
===================================================================================================================================
Accumulation units outstanding                                  178,607        177,185      5,373,384      4,470,884        156,017
===================================================================================================================================
Net asset value per accumulation unit                      $       1.13   $       1.12   $       0.76   $       0.75   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6MD            8UT            7UT            9UT            6UT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    195,465   $    560,230   $    593,325   $     47,659   $     99,748
                                                           ------------------------------------------------------------------------
    at market value                                        $    223,589   $    658,924   $    693,061   $     53,293   $    114,807
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    100            272             --            427             --
Receivable from mutual funds and portfolios
  for share redemptions                                             243            443            580             46            121
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    223,932        659,639        693,641         53,766        114,928
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  243            443            580             46            121
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         100            272             --            427             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   343            715            580            473            121
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       223,589        658,924        693,061         53,293        114,807
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    223,589   $    658,924   $    693,061   $     53,293   $    114,807
===================================================================================================================================
Accumulation units outstanding                                  178,256        717,725        758,517         39,847         84,070
===================================================================================================================================
Net asset value per accumulation unit                      $       1.25   $       0.92   $       0.91   $       1.34   $       1.37
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8PE            7PE            9PE            6PE            8EU
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,917,075   $    716,784   $    177,226   $    174,853   $    134,474
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,171,552   $    786,173   $    202,946   $    204,722   $    163,581
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    121          1,000            479             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,455            656            186            221            101
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,173,128        787,829        203,611        204,943        163,682
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,455            656            186            221            101
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         121          1,000            479             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,576          1,656            665            221            101
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,171,552        786,173        202,946        204,722        163,581
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,171,552   $    786,173   $    202,946   $    204,722   $    163,581
===================================================================================================================================
Accumulation units outstanding                                2,202,275        801,108        170,893        173,797        157,958
===================================================================================================================================
Net asset value per accumulation unit                      $       0.99   $       0.98   $       1.19   $       1.18   $       1.04
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7EU            9EU            6EU            8HS            7HS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     85,655   $     17,015   $     10,993   $  1,079,975   $    629,050
                                                           ------------------------------------------------------------------------
    at market value                                        $     99,235   $     19,142   $     13,281   $  1,158,597   $    657,695
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            337             --          1,372         10,227
Receivable from mutual funds and portfolios
  for share redemptions                                              73             15             15            785            560
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     99,308         19,494         13,296      1,160,754        668,482
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   73             15             15            785            560
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            337             --          1,372         10,227
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    73            352             15          2,157         10,787
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        99,235         19,142         13,281      1,158,597        657,695
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     99,235   $     19,142   $     13,281   $  1,158,597   $    657,695
===================================================================================================================================
Accumulation units outstanding                                   96,307         14,894         10,391      1,270,143        724,463
===================================================================================================================================
Net asset value per accumulation unit                      $       1.03   $       1.29   $       1.28   $       0.91   $       0.91
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9HS            6HS            8PI            7PI            9PI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    333,396   $     67,954   $  3,161,018   $  2,291,485   $    249,520
                                                           ------------------------------------------------------------------------
    at market value                                        $    360,477   $     75,776   $  3,722,639   $  2,640,401   $    297,280
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  1,291             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             323             81          5,195         15,872            273
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    362,091         75,857      3,727,834      2,656,273        297,553
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  323             81          2,534          2,294            273
    Contract terminations                                            --             --          2,661         13,578             --
Payable to mutual funds and portfolios
  for investments purchased                                       1,291             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,614             81          5,195         15,872            273
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period       360,477         75,776      3,722,639      2,640,401        297,280
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    360,477   $     75,776   $  3,722,639   $  2,640,401   $    297,280
===================================================================================================================================
Accumulation units outstanding                                  323,625         68,170      3,718,156      2,649,932        235,610
===================================================================================================================================
Net asset value per accumulation unit                      $       1.11   $       1.11   $       1.00   $       1.00   $       1.26
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  6PI            8IN            7IN             GN            8VS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     78,725   $  1,037,705   $    974,214   $ 45,744,792   $  2,016,539
                                                           ------------------------------------------------------------------------
    at market value                                        $     91,889   $  1,032,424   $    944,311   $ 28,036,144   $  1,640,490
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            123             --             --            354
Receivable from mutual funds and portfolios
  for share redemptions                                              92            704          1,893         73,597          1,123
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     91,981      1,033,251        946,204     28,109,741      1,641,967
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   92            704            829         32,204          1,123
    Contract terminations                                            --             --          1,064         41,393             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            123             --             --            354
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    92            827          1,893         73,597          1,477
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        91,889      1,032,424        944,311     28,012,648      1,640,490
Net assets applicable to contracts in payment period                 --             --             --         23,496             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     91,889   $  1,032,424   $    944,311   $ 28,036,144   $  1,640,490
===================================================================================================================================
Accumulation units outstanding                                   72,993      1,585,384      1,459,511     26,316,176      3,451,619
===================================================================================================================================
Net asset value per accumulation unit                      $       1.26   $       0.65   $       0.65   $       1.06   $       0.48
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7VS            9VS            6VS            8MI            7MI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,793,966   $        182   $     29,532   $  1,037,755   $  1,329,509
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,309,205   $        193   $     31,254   $  1,354,243   $  1,707,981
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             57            913
Receivable from mutual funds and portfolios
  for share redemptions                                           2,850             --             27            925          1,469
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,312,055            193         31,281      1,355,225      1,710,363
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,145             --             27            925          1,469
    Contract terminations                                         1,705             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             57            913
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,850             --             27            982          2,382
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,309,205            171         31,254      1,354,243      1,707,981
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             22             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,309,205   $        193   $     31,254   $  1,354,243   $  1,707,981
===================================================================================================================================
Accumulation units outstanding                                2,772,633            138         25,430        831,454      1,055,552
===================================================================================================================================
Net asset value per accumulation unit                      $       0.47   $       1.23   $       1.23   $       1.63   $       1.62
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8SO            7SO            9SO            6SO            8SV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,276,422   $  1,093,074   $    164,639   $    165,511   $  2,096,966
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,413,600   $  1,163,358   $    191,768   $    207,930   $  2,684,251
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    376          5,307              9             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             960            997            170            224          1,818
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,414,936      1,169,662        191,947        208,154      2,686,069
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  960            997            170            224          1,818
    Contract terminations                                           214             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                         376          5,307              9             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,550          6,304            179            224          1,818
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     1,413,386      1,163,358        191,768        207,930      2,684,251
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,413,386   $  1,163,358   $    191,768   $    207,930   $  2,684,251
===================================================================================================================================
Accumulation units outstanding                                1,449,684      1,199,001        150,859        164,138      1,714,214
===================================================================================================================================
Net asset value per accumulation unit                      $       0.97   $       0.97   $       1.27   $       1.27   $       1.57
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7SV            8IT            7IT            9IT            6IT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,204,862   $  2,710,099   $  2,206,794   $    254,835   $    274,793
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,811,229   $  3,238,173   $  2,600,120   $    300,016   $    332,477
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            620          6,660          1,734             --
Receivable from mutual funds and portfolios
  for share redemptions                                           3,156          2,114          2,182            243            356
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,814,385      3,240,907      2,608,962        301,993        332,833
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                2,424          2,114          2,182            243            356
    Contract terminations                                           732             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            620          6,660          1,734             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 3,156          2,734          8,842          1,977            356
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,811,229      3,238,173      2,600,120        300,016        332,477
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,811,229   $  3,238,173   $  2,600,120   $    300,016   $    332,477
===================================================================================================================================
Accumulation units outstanding                                1,807,083      4,069,892      3,289,356        199,322        221,316
===================================================================================================================================
Net asset value per accumulation unit                      $       1.56   $       0.80   $       0.79   $       1.51   $       1.50
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  8SP            7SP            9SP            6SP            8AA
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  7,140,189   $  6,606,508   $    595,119   $    913,163   $  2,375,625
                                                           ------------------------------------------------------------------------
    at market value                                        $  8,807,728   $  8,147,266   $    705,642   $  1,093,707   $  2,510,644
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  9,584            146          1,611             63            944
Receivable from mutual funds and portfolios
  for share redemptions                                           5,851          6,897            611          1,183          1,708
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  8,823,163      8,154,309        707,864      1,094,953      2,513,296
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                5,851          6,897            611          1,183          1,708
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       9,584            146          1,611             63            944
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                15,435          7,043          2,222          1,246          2,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     8,807,728      8,147,266        705,642      1,093,707      2,510,644
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  8,807,728   $  8,147,266   $    705,642   $  1,093,707   $  2,510,644
===================================================================================================================================
Accumulation units outstanding                                6,620,755      6,164,389        500,681        777,863      2,471,381
===================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.32   $       1.41   $       1.41   $       1.02
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  7AA            9AA            6AA            8WI            7WI
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,946,668   $    233,025   $     66,755   $    732,797   $    453,489
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,061,329   $    258,888   $     72,912   $    842,672   $    503,999
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             70             --          1,096             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,727            232             76            565            418
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,063,056        259,190         72,988        844,333        504,417
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,727            232             76            565            418
    Contract terminations                                            --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             70             --          1,096             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,727            302             76          1,661            418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     2,061,329        258,888         72,912        842,672        503,999
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,061,329   $    258,888   $     72,912   $    842,672   $    503,999
===================================================================================================================================
Accumulation units outstanding                                2,039,933        222,012         63,265        937,666        563,813
===================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.17   $       1.15   $       0.90   $       0.89
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  9WI            6WI            8SG            7SG            9SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $     28,625   $     32,621   $    744,559   $    915,005   $     21,824
                                                           ------------------------------------------------------------------------
    at market value                                        $     31,312   $     35,985   $    880,355   $  1,088,707   $     23,710
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              30             37            749            943             19
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     31,342         36,022        881,104      1,089,650         23,729
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   30             37            599            943             19
    Contract terminations                                            --             --            150             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    30             37            749            943             19
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        31,312         35,973        880,355      1,088,707         23,710
Net assets applicable to contracts in payment period                 --             --             --             --             --
Net assets applicable to seed money                                  --             12             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $     31,312   $     35,985   $    880,355   $  1,088,707   $     23,710
===================================================================================================================================
Accumulation units outstanding                                   24,721         28,561      1,080,491      1,343,679         17,589
===================================================================================================================================
Net asset value per accumulation unit                      $       1.27   $       1.26   $       0.81   $       0.81   $       1.35
===================================================================================================================================

                                                                                            SEGREGATED
                                                                                              ASSET
                                                                                            SUBACCOUNT
                                                                                            ----------
DECEMBER 31, 2003 (CONTINUED)                                                                   6SG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                                 $   63,072
                                                                                            ----------
    at market value                                                                         $   77,495
Dividends receivable                                                                                --
Accounts receivable from IDS Life of New York for contract purchase payments                        --
Receivable from mutual funds and portfolios for share redemptions                                   85
------------------------------------------------------------------------------------------------------
Total assets                                                                                    77,580
======================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                                  85
    Contract terminations                                                                           --
Payable to mutual funds and portfolios for investments purchased                                    --
------------------------------------------------------------------------------------------------------
Total liabilities                                                                                   85
------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                       77,495
Net assets applicable to contracts in payment period                                                --
Net assets applicable to seed money                                                                 --
------------------------------------------------------------------------------------------------------
Total net assets                                                                            $   77,495
======================================================================================================
Accumulation units outstanding                                                                  57,726
======================================================================================================
Net asset value per accumulation unit                                                       $     1.34
======================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   BC8            BC7            BC9            BC6            CR8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      6,279   $      3,396   $          2   $         38   $      2,009
Variable account expenses                                         5,322          3,660              2             47          2,409
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     957           (264)            --             (9)          (400)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         133,186         72,237              2             37         19,265
    Cost of investments sold                                    147,421         87,760              2             35         21,296
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (14,235)       (15,523)            --              2         (2,031)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   183,035        106,965             51          1,256         84,492
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  168,800         91,442             51          1,258         82,461
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    169,757   $     91,178   $         51   $      1,249   $     82,061
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CR7            CR9            CR6             GC            CM8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,523   $         47   $         61   $     51,182   $     74,483
Variable account expenses                                         3,714             82            135        102,462        108,903
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,191)           (35)           (74)       (51,280)       (34,420)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         122,823             55             90      1,079,280     16,643,283
    Cost of investments sold                                    157,604             52             86      1,872,787     16,643,372
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (34,781)             3              4       (793,507)           (89)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   137,176          2,571          3,518      2,832,761             90
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  102,395          2,574          3,522      2,039,254              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    101,204   $      2,539   $      3,448   $  1,987,974   $    (34,419)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CM7            CM9            CM6             GM            BD8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     58,196   $      2,358   $      1,588   $     49,326   $    385,515
Variable account expenses                                       107,983          5,132          4,102        119,422         81,203
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (49,787)        (2,774)        (2,514)       (70,096)       304,312
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                      12,279,314      1,959,670      1,443,904      5,960,930      1,832,854
    Cost of investments sold                                 12,279,393      1,959,670      1,443,904      5,962,922      1,818,797
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (79)            --             --         (1,992)        14,057
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        80             --             --          1,992         52,627
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1             --             --             --         66,684
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (49,786)  $     (2,774)  $     (2,514)  $    (70,096)  $    370,996
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       BD7            BD9            BD6             GS            DE8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    329,396   $     12,482   $     12,559   $  1,013,339   $     45,428
Variable account expenses                                        87,797          3,634          4,297        353,081         21,548
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 241,599          8,848          8,262        660,258         23,880
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,846,143        220,505        713,071      7,421,420        146,586
    Cost of investments sold                                  1,827,866        221,332        712,485      7,519,984        167,975
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 18,277           (827)           586        (98,564)       (21,389)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,439            225         (1,642)       335,223      1,084,845
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   66,716           (602)        (1,056)       236,659      1,063,456
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    308,315   $      8,246   $      7,206   $    896,917   $  1,087,336
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       DE7            DE9            DE6            EM8            EM7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     42,149   $        736   $        723   $      2,851   $      3,148
Variable account expenses                                        25,817            620            735          1,163          1,640
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,332            116            (12)         1,688          1,508
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         703,063         19,160         32,287         20,874        124,060
    Cost of investments sold                                    743,865         17,779         31,675         22,893        116,978
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (40,802)         1,381            612         (2,019)         7,082
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,016,787         30,769         28,642         55,169         53,105
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  975,985         32,150         29,254         53,150         60,187
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    992,317   $     32,266   $     29,242   $     54,838   $     61,695
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EM9            EM6            ES8            ES7            ES9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        345   $        150   $         --   $         --   $         --
Variable account expenses                                           119             55          4,949          5,158            916
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     226             95         (4,949)        (5,158)          (916)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             665             40        122,078         57,399         29,009
    Cost of investments sold                                        578             35        116,869         58,906         26,559
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     87              5          5,209         (1,507)         2,450
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,240          2,304        156,646        124,299         19,724
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,327          2,309        161,855        122,792         22,174
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,553   $      2,404   $    156,906   $    117,634   $     21,258
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ES6            GB8            GB7            GB9            GB6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $    186,026   $    219,724   $     13,310   $      7,683
Variable account expenses                                           266         18,976         28,353          1,732          1,170
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (266)       167,050        191,371         11,578          6,513
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,205        558,037        532,332        124,427          2,182
    Cost of investments sold                                     17,612        533,523        497,394        124,524          2,176
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    593         24,514         34,938            (97)             6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,665         95,430        116,080          7,793          5,752
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    6,258        119,944        151,018          7,696          5,758
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,992   $    286,994   $    342,389   $     19,274   $     12,271
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        GY            GR8            GR7            GR9            GR6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    547,498   $      3,657   $      3,150   $        377   $        133
Variable account expenses                                        94,871         12,783         14,321          1,932            801
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 452,627         (9,126)       (11,171)        (1,555)          (668)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,556,187        155,672        306,158         87,740         32,221
    Cost of investments sold                                  2,467,989        211,635        428,064         82,493         30,830
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 88,198        (55,963)      (121,906)         5,247          1,391
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   251,911        380,800        411,353         32,502         11,233
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  340,109        324,837        289,447         37,749         12,624
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    792,736   $    315,711   $    278,276   $     36,194   $     11,956
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EI8            EI7            EI9            EI6             GV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    574,599   $    632,647   $     34,152   $     40,541   $  1,477,030
Variable account expenses                                        57,132         79,413          4,748          6,746        241,002
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 517,467        553,234         29,404         33,795      1,236,028
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         404,082      1,135,230         80,260         69,677      2,274,048
    Cost of investments sold                                    410,741      1,147,352         77,839         67,016      3,063,221
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,659)       (12,122)         2,421          2,661       (789,173)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,084,013      1,212,979         59,120         68,820      3,572,384
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,077,354      1,200,857         61,541         71,481      2,783,211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,594,821   $  1,754,091   $     90,945   $    105,276   $  4,019,239
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IE8            IE7            IE9            IE6             GI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,051   $      2,685   $         10   $         37   $     88,383
Variable account expenses                                           851          2,748             34             34        120,516
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     200            (63)           (24)             3        (32,133)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          37,913         20,570             43             30      1,029,935
    Cost of investments sold                                     44,328         29,962             38             27      2,163,801
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,415)        (9,392)             5              3     (1,133,866)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    37,915         84,065          1,821          1,009      3,531,776
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   31,500         74,673          1,826          1,012      2,397,910
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     31,700   $     74,610   $      1,802   $      1,015   $  2,365,777
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       MF8            MF7            MF9            MF6             GD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     23,641   $     33,171   $        446   $      1,119   $    532,609
Variable account expenses                                         7,762         14,036            208            635        296,659
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  15,879         19,135            238            484        235,950
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         127,310        522,927            602          4,096      2,770,559
    Cost of investments sold                                    145,823        602,114            562          3,772      3,874,292
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,513)       (79,187)            40            324     (1,103,733)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   196,721        320,261          3,707         11,750      4,954,925
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  178,208        241,074          3,747         12,074      3,851,192
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    194,087   $    260,209   $      3,985   $     12,558   $  4,087,142
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ND8            ND7            ND9            ND6             GG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     69,228   $     54,284   $      1,626   $      1,841   $    439,197
Variable account expenses                                        76,514         76,177          2,329          2,998        818,267
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,286)       (21,893)          (703)        (1,157)      (379,070)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         562,330        668,475         46,058          2,325      5,023,851
    Cost of investments sold                                    622,810        810,858         44,507          2,233      6,407,394
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (60,480)      (142,383)         1,551             92     (1,383,543)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,289,583      1,863,033         49,957         54,691     15,292,887
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                2,229,103      1,720,650         51,508         54,783     13,909,344
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  2,221,817   $  1,698,757   $     50,805   $     53,626   $ 13,530,274
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SV8            SV7            SV9            SV6            IV8
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,528   $      1,116   $         81   $         61   $     42,083
Variable account expenses                                        27,369         25,856          1,332          1,013         25,944
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (25,841)       (24,740)        (1,251)          (952)        16,139
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         260,639        290,132         16,739         33,768        206,601
    Cost of investments sold                                    255,523        317,992         14,936         33,308        236,913
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,116        (27,860)         1,803            460        (30,312)
Distributions from capital gains                                 76,415         55,829          4,056          3,090             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,186,581        904,295         48,433         30,093        904,099
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,268,112        932,264         54,292         33,643        873,787
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,242,271   $    907,524   $     53,041   $     32,691   $    889,926
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IV7            IV9            IV6            FI8            FI7
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     38,673   $        839   $      2,230   $    279,304   $    248,816
Variable account expenses                                        30,056            698          2,268         91,319        102,675
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   8,617            141            (38)       187,985        146,141
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         448,588         16,739         19,036      4,130,898      3,691,044
    Cost of investments sold                                    499,669         15,969         18,726      4,121,689      3,671,894
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (51,081)           770            310          9,209         19,150
Distributions from capital gains                                     --             --             --         58,397         53,126
Net change in unrealized appreciation or
  depreciation of investments                                   828,829         20,310         52,977       (173,280)      (160,598)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  777,748         21,080         53,287       (105,674)       (88,322)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    786,365   $     21,221   $     53,249   $     82,311   $     57,819
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       FI9            FI6            SC8            SC7            SC9
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     13,852   $      6,785   $         --   $         --   $         --
Variable account expenses                                         6,203          3,663          8,897          9,983            417
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   7,649          3,122         (8,897)        (9,983)          (417)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         975,135        331,516         54,180        230,130          8,618
    Cost of investments sold                                    977,854        332,691         54,469        225,658          7,632
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,719)        (1,175)          (289)         4,472            986
Distributions from capital gains                                  4,114          2,474             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,180)        (3,379)       499,057        422,976         17,141
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (5,785)        (2,080)       498,768        427,448         18,127
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,864   $      1,042   $    489,871   $    417,465   $     17,710
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SC6            ST8            ST7            ST9            ST6
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $        334   $        215   $         47   $          3
Variable account expenses                                           535            449            364             79              5
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (535)          (115)          (149)           (32)            (2)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             477          8,279            970             68              4
    Cost of investments sold                                        435          9,185          1,030             62              4
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     42           (906)           (60)             6             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,821         14,850          8,367          1,986            114
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   18,863         13,944          8,307          1,992            114
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     18,328   $     13,829   $      8,158   $      1,960   $        112
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SA8            SA7            SA9            SA6             GA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         4,129          4,899              3             --        103,234
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,129)        (4,899)            (3)            --       (103,234)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         112,781        293,096          7,289             --        758,238
    Cost of investments sold                                    163,087        446,926          7,156             --      1,832,103
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (50,306)      (153,830)           133             --     (1,073,865)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   193,452        280,244             (3)             1      3,149,534
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  143,146        126,414            130              1      2,075,669
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    139,017   $    121,515   $        127   $          1   $  1,972,435
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8CA            7CA            8AC            7AC            9AC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                         3,391          6,942          3,433          3,194            334
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,391)        (6,942)        (3,433)        (3,194)          (334)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         102,122        115,151         13,325        201,481         56,731
    Cost of investments sold                                    144,396        171,285         12,748        206,425         48,941
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (42,274)       (56,134)           577         (4,944)         7,790
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   158,751        244,016        122,113         91,893          1,879
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  116,477        187,882        122,690         86,949          9,669
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    113,086   $    180,940   $    119,257   $     83,755   $      9,335
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6AC            8CD            7CD            8AD            7AD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           133          4,309          4,888          3,952          2,390
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (133)        (4,309)        (4,888)        (3,952)        (2,390)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             118        123,718        107,756         15,634         24,644
    Cost of investments sold                                        110        142,141        131,016         16,721         23,496
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      8        (18,423)       (23,260)        (1,087)         1,148
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,025        191,400        175,778        168,092         76,159
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,033        172,977        152,518        167,005         77,307
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,900   $    168,668   $    147,630   $    163,053   $     74,917
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9AD            6AD             GW            8AL            7AL
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $    384,254   $     28,287   $     23,530
Variable account expenses                                           147             96        478,023         26,944         27,427
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (147)           (96)       (93,769)         1,343         (3,897)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,774             56      3,912,773        171,162        233,758
    Cost of investments sold                                      3,315             50      5,096,408        183,709        252,239
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    459              6     (1,183,635)       (12,547)       (18,481)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,683          3,091      9,198,381      1,038,811        822,811
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,142          3,097      8,014,746      1,026,264        804,330
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      4,995   $      3,001   $  7,920,977   $  1,027,607   $    800,433
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9AL            6AL            8AB            7AB            9AB
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,101   $        984   $      3,635   $      2,137   $        440
Variable account expenses                                         1,681          1,643         10,919          7,696          2,130
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (580)          (659)        (7,284)        (5,559)        (1,690)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          43,580         12,917         79,387         13,619         34,089
    Cost of investments sold                                     41,693         11,786         67,829         12,507         30,112
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,887          1,131         11,558          1,112          3,977
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,201         39,211        579,857        323,373         83,651
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   50,088         40,342        591,415        324,485         87,628
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     49,508   $     39,683   $    584,131   $    318,926   $     85,938
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6AB            8IF            7IF            8AI            7AI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        133   $      4,084   $      5,764   $      3,047   $      3,275
Variable account expenses                                         1,128          4,762          8,098          4,481          6,885
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (995)          (678)        (2,334)        (1,434)        (3,610)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,906        103,774        189,659         75,336        122,736
    Cost of investments sold                                      9,804        143,117        254,957         73,523        133,994
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    102        (39,343)       (65,298)         1,813        (11,258)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    38,576        183,109        259,151        147,569        201,671
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,678        143,766        193,853        149,382        190,413
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     37,683   $    143,088   $    191,519   $    147,948   $    186,803
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9AI            6AI            8VA            7VA             GP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $          1   $         --   $     15,306   $     16,322   $    291,903
Variable account expenses                                           371            240         11,193         15,437        355,461
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (370)          (240)         4,113            885        (63,558)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          18,151            227        148,644        296,253      2,021,946
    Cost of investments sold                                     16,821            210        155,495        322,325      2,084,946
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,330             17         (6,851)       (26,072)       (63,000)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,306          6,622        384,807        431,948      7,246,969
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   12,636          6,639        377,956        405,876      7,183,969
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     12,266   $      6,399   $    382,069   $    406,761   $  7,120,411
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8AV            7AV            9AV            6AV            8SR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     24,666   $     23,274   $        624   $        680   $      7,467
Variable account expenses                                        24,209         27,917          1,781          2,096          2,479
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     457         (4,643)        (1,157)        (1,416)         4,988
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         165,865        316,093         44,052         33,392         82,643
    Cost of investments sold                                    162,073        336,607         40,766         31,063         81,585
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,792        (20,514)         3,286          2,329          1,058
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   889,035        796,165         53,708         58,159         52,709
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  892,827        775,651         56,994         60,488         53,767
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    893,284   $    771,008   $     55,837   $     59,072   $     58,755
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7SR            9SR            6SR            8EG            7EG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      8,501   $        126   $        114   $         --   $         --
Variable account expenses                                         2,853             57             43          1,372          2,610
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,648             69             71         (1,372)        (2,610)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          58,166          6,629             23         51,533         30,078
    Cost of investments sold                                     64,366          6,102             21         64,489         43,840
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (6,200)           527              2        (12,956)       (13,762)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    51,467            630            660         76,747        108,950
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   45,267          1,157            662         63,791         95,188
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     50,915   $      1,226   $        733   $     62,419   $     92,578
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      GT            8CG(1)         7CG(1)          9CG(1)          6CG(1)
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      3,362   $      2,332   $      1,199   $        218
Variable account expenses                                       320,433            395            343            183             42
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (320,433)         2,967          1,989          1,016            176
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,688,951             --            224            357             42
    Cost of investments sold                                  2,715,138             --            215            342             40
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,026,187)            --              9             15              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                11,048,150         31,824         21,771         10,990          2,120
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               10,021,963         31,824         21,780         11,005          2,122
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  9,701,530   $     34,791   $     23,769   $     12,021   $      2,298
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8GI            7GI            8FG            7FG            9FG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     24,403   $     29,777   $     28,964   $     32,170   $        740
Variable account expenses                                        17,503         26,977         32,478         40,817          4,009
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   6,900          2,800         (3,514)        (8,647)        (3,269)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         178,836        426,522         36,059         90,683        113,851
    Cost of investments sold                                    210,587        465,346         36,354         93,698        107,053
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (31,751)       (38,824)          (295)        (3,015)         6,798
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   493,420        600,213        883,991        880,160         78,109
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  461,669        561,389        883,696        877,145         84,907
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    468,569   $    564,189   $    880,182   $    868,498   $     81,638
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6FG            8MP            7MP            8FM            7FM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        203   $      8,180   $      8,893   $      9,923   $      8,913
Variable account expenses                                         2,990         20,567         29,104         41,450         40,206
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,787)       (12,387)       (20,211)       (31,527)       (31,293)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,618        230,020        148,120         58,486        184,248
    Cost of investments sold                                      9,387        237,856        151,641         52,882        194,664
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    231         (7,836)        (3,521)         5,604        (10,416)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    52,914        937,539      1,048,342      2,054,203      1,515,360
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   53,145        929,703      1,044,821      2,059,807      1,504,944
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     50,358   $    917,316   $  1,024,610   $  2,028,280   $  1,473,651
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9FM            6FM            8OS            7OS            8FO
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         54   $         64   $      3,820   $      4,586   $      3,846
Variable account expenses                                         2,775          2,836          3,745          5,990          9,422
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,721)        (2,772)            75         (1,404)        (5,576)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          24,493         68,164         92,517        113,685        129,089
    Cost of investments sold                                     22,316         66,192        123,320        140,536        133,416
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,177          1,972        (30,803)       (26,851)        (4,327)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   124,153        100,728        211,550        259,262        543,984
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  126,330        102,700        180,747        232,411        539,657
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    123,609   $     99,928   $    180,822   $    231,007   $    534,081
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7FO            9FO            6FO            8RE            7RE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      2,978   $        255   $         20   $    111,634   $     96,780
Variable account expenses                                         7,813            755            450         36,258         38,738
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,835)          (500)          (430)        75,376         58,042
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          80,774            449            812        337,500        349,838
    Cost of investments sold                                     89,280            397            700        324,403        327,720
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,506)            52            112         13,097         22,118
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   347,158         31,633         19,110      1,408,144      1,146,659
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  338,652         31,685         19,222      1,421,241      1,168,777
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    333,817   $     31,185   $     18,792   $  1,496,617   $  1,226,819
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9RE            6RE            8SI            7SI            9SI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,331   $      4,123   $      4,517   $      3,050   $        326
Variable account expenses                                         1,571          2,624         16,147         14,263          1,447
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,760          1,499        (11,630)       (11,213)        (1,121)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           4,781         13,077        251,338        143,155          6,697
    Cost of investments sold                                      4,504         11,979        244,079        147,278          6,389
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    277          1,098          7,259         (4,123)           308
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    49,342         72,229        680,100        484,938         57,963
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   49,619         73,327        687,359        480,815         58,271
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     51,379   $     74,826   $    675,729   $    469,602   $     57,150
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6SI            8MS            7MS            9MS            6MS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        112   $     14,240   $     11,563   $      1,771   $      1,747
Variable account expenses                                           746         11,100         11,364          2,141          2,388
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (634)         3,140            199           (370)          (641)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             433         30,177         24,077         20,701          5,277
    Cost of investments sold                                        371         29,602         23,843         19,343          5,125
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     62            575            234          1,358            152
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25,389        369,073        280,176         56,974         53,980
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   25,451        369,648        280,410         58,332         54,132
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     24,817   $    372,788   $    280,609   $     57,962   $     53,491
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        GK            8TF            7TF            8SE            7SE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    150,473   $      3,588   $      2,147   $        915   $      1,343
Variable account expenses                                       140,911          1,612          1,492          2,962          5,748
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,562          1,976            655         (2,047)        (4,405)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,103,428         16,511         20,186         51,638        136,886
    Cost of investments sold                                  1,419,611         16,885         21,189         50,511        135,154
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (316,183)          (374)        (1,003)         1,127          1,732
Distributions from capital gains                                     --             --             --         13,473         19,797
Net change in unrealized appreciation or
  depreciation of investments                                 5,178,347         62,159         49,409        135,937        206,244
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                4,862,164         61,785         48,406        150,537        227,773
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  4,871,726   $     63,761   $     49,061   $    148,490   $    223,368
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8UE            7UE            9UE            6UE            8MC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     16,832   $     13,388   $        817   $        454   $     49,057
Variable account expenses                                        14,898         15,652            897            287         31,449
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   1,934         (2,264)           (80)           167         17,608
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         223,810        220,246         47,160            296        153,777
    Cost of investments sold                                    270,121        262,657         41,616            275        161,291
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (46,311)       (42,411)         5,544             21         (7,514)
Distributions from capital gains                                     --             --             --             --         64,392
Net change in unrealized appreciation or
  depreciation of investments                                   564,685        466,088         21,581          7,393      1,081,893
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  518,374        423,677         27,125          7,414      1,138,771
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    520,308   $    421,413   $     27,045   $      7,581   $  1,156,379
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7MC            9MC            6MC            8ID            7ID
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     40,641   $      2,831   $      2,541   $         --   $         --
Variable account expenses                                        35,557          1,813          1,661          2,340          3,106
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,084          1,018            880         (2,340)        (3,106)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         241,216         25,352         40,074         12,865         21,588
    Cost of investments sold                                    241,258         22,766         37,407         12,410         24,876
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (42)         2,586          2,667            455         (3,288)
Distributions from capital gains                                 53,345          3,716          3,334             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   931,870         51,460         38,691        100,473        108,145
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  985,173         57,762         44,692        100,928        104,857
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    990,257   $     58,780   $     45,572   $     98,588   $    101,751
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9ID            6ID            8FS            7FS            9FS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $      2,347   $      2,148   $         36
Variable account expenses                                            60              2          2,921          3,184             47
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (60)            (2)          (574)        (1,036)           (11)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                              59              2         55,235        151,278          4,989
    Cost of investments sold                                         50              2         54,393        149,501          4,575
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      9             --            842          1,777            414
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,067             59        103,307         83,833          1,068
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    2,076             59        104,149         85,610          1,482
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      2,016   $         57   $    103,575   $     84,574   $      1,471
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6FS            8TC            7TC            9TC            6TC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        192   $         --   $         --   $         --   $         --
Variable account expenses                                           205          1,220          2,094             38             30
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (13)        (1,220)        (2,094)           (38)           (30)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             145         29,360        128,667             35             31
    Cost of investments sold                                        134         32,744        136,246             29             28
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     11         (3,384)        (7,579)             6              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,083         61,100         81,464          1,470            704
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    5,094         57,716         73,885          1,476            707
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      5,081   $     56,496   $     71,791   $      1,438   $        677
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8TL            7TL            9TL            6TL            8GT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           433            516             --             --          3,038
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (433)          (516)            --             --         (3,038)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           9,693         53,227             --             --        111,592
    Cost of investments sold                                      9,518         69,072             --             --        186,678
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    175        (15,845)            --             --        (75,086)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,234         29,256              2              6        229,361
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,409         13,411              2              6        154,275
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     16,976   $     12,895   $          2   $          6   $    151,237
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7GT            9GT            6GT            8IG            7IG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $     22,546   $     19,941
Variable account expenses                                         4,221             48             30         17,581         19,924
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (4,221)           (48)           (30)         4,965             17
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          70,475          5,170          1,227        388,569        532,302
    Cost of investments sold                                    100,870          4,569          1,113        470,336        691,776
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (30,395)           601            114        (81,767)      (159,474)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   202,863            918            778        819,642        770,485
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  172,468          1,519            892        737,875        611,011
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    168,247   $      1,471   $        862   $    742,840   $    611,028
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9IG            6IG            8AG            7AG            8IP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         70   $         41   $         --   $         --   $      4,294
Variable account expenses                                            87             48          3,276          6,694          8,491
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (17)            (7)        (3,276)        (6,694)        (4,197)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          11,188             48         65,490        250,967         87,611
    Cost of investments sold                                     10,487             45        104,528        397,951         88,726
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    701              3        (39,038)      (146,984)        (1,115)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,965          1,673        168,374        353,073        348,494
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,666          1,676        129,336        206,089        347,379
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,649   $      1,669   $    126,060   $    199,395   $    343,182
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7IP            9IP            6IP            8MG            7MG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      3,114   $        163   $        304   $         --   $         --
Variable account expenses                                         8,300            447            805         18,944         21,099
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (5,186)          (284)          (501)       (18,944)       (21,099)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         155,876          7,149         43,217        158,855        357,758
    Cost of investments sold                                    173,953          6,768         41,177        192,823        471,580
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (18,077)           381          2,040        (33,968)      (113,822)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   284,511         16,202         24,099        538,666        551,493
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  266,434         16,583         26,139        504,698        437,671
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    261,248   $     16,299   $     25,638   $    485,754   $    416,572
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9MG            6MG            8MD            7MD            9MD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           799          1,193         24,391         26,069            732
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (799)        (1,193)       (24,391)       (26,069)          (732)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,178          3,805        300,706        313,587         22,554
    Cost of investments sold                                      7,733          3,482        348,452        394,746         20,952
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    445            323        (47,746)       (81,159)         1,602
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,520         19,670        990,721        859,623         19,052
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   15,965         19,993        942,975        778,464         20,654
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     15,166   $     18,800   $    918,584   $    752,395   $     19,922
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6MD            8UT            7UT            9UT            6UT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $      7,553   $      8,892   $         --   $        477
Variable account expenses                                         1,147          3,153          4,324            196            548
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,147)         4,400          4,568           (196)           (71)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,190         35,973         40,867            122            548
    Cost of investments sold                                      2,916         36,842         40,941            119            504
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    274           (869)           (74)             3             44
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,132        129,481        133,164          5,634         15,059
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   28,406        128,612        133,090          5,637         15,103
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     27,259   $    133,012   $    137,658   $      5,441   $     15,032
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8PE            7PE            9PE            6PE            8EU
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     28,545   $      9,535   $      2,531   $      2,381   $        264
Variable account expenses                                         9,970          4,177          1,153          1,251            694
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  18,575          5,358          1,378          1,130           (430)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          82,119         47,811         25,990            702          1,335
    Cost of investments sold                                     79,625         50,980         23,870            627          1,208
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  2,494         (3,169)         2,120             75            127
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   295,159         99,332         26,018         29,880         32,645
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  297,653         96,163         28,138         29,955         32,772
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    316,228   $    101,521   $     29,516   $     31,085   $     32,342
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7EU            9EU            6EU            8HS            7HS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        155   $         27   $         --   $      3,871   $      2,688
Variable account expenses                                           470             67             56          6,458          4,964
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (315)           (40)           (56)        (2,587)        (2,276)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             556          5,958             56         47,248         65,398
    Cost of investments sold                                        557          5,535             51         47,354         67,452
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     (1)           423              5           (106)        (2,054)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,804          2,127          2,288        144,255         89,695
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   15,803          2,550          2,293        144,149         87,641
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     15,488   $      2,510   $      2,237   $    141,562   $     85,365
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9HS            6HS            8PI            7PI            9PI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        191   $        163   $     17,670   $     15,267   $        387
Variable account expenses                                         1,603            592         19,365         19,056          1,608
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,412)          (429)        (1,695)        (3,789)        (1,221)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          38,620         26,844        282,957        382,222         84,868
    Cost of investments sold                                     38,272         25,888        279,841        383,582         76,694
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    348            956          3,116         (1,360)         8,174
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    27,443          7,822        743,565        543,658         47,729
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   27,791          8,778        746,681        542,298         55,903
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     26,379   $      8,349   $    744,986   $    538,509   $     54,682
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6PI            8IN            7IN             GN            8VS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        248   $      2,690   $      2,485   $         --   $         --
Variable account expenses                                           634          6,643          8,012        327,288         11,132
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (386)        (3,953)        (5,527)      (327,288)       (11,132)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          39,346        153,111        284,346      3,996,507        281,618
    Cost of investments sold                                     35,746        188,421        364,604      7,655,652        394,542
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  3,600        (35,310)       (80,258)    (3,659,145)      (112,924)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,142        294,523        313,769     10,946,757        537,424
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   16,742        259,213        233,511      7,287,612        424,500
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     16,356   $    255,260   $    227,984   $  6,960,324   $    413,368
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7VS            9VS            6VS            8MI            7MI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $         --
Variable account expenses                                        12,388             --             89          7,971         12,181
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (12,388)            --            (89)        (7,971)       (12,181)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         403,604             --             89         99,763        152,656
    Cost of investments sold                                    653,713             --             84         99,716        142,420
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (250,109)            --              5             47         10,236
Distributions from capital gains                                     --             --             --         50,448         63,145
Net change in unrealized appreciation or
  depreciation of investments                                   614,374             11          1,722        381,922        447,534
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  364,265             11          1,727        432,417        520,915
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    351,877   $         11   $      1,638   $    424,446   $    508,734
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8SO            7SO            9SO            6SO            8SV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $        125   $        102   $         17   $         18   $      4,029
Variable account expenses                                         7,343          8,688            828          1,368         16,189
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (7,218)        (8,586)          (811)        (1,350)       (12,160)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          50,187         78,674         36,746         10,232        137,055
    Cost of investments sold                                     52,524         92,649         34,692          8,630        132,633
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,337)       (13,975)         2,054          1,602          4,422
Distributions from capital gains                                     --             --             --             --         40,535
Net change in unrealized appreciation or
  depreciation of investments                                   316,083        305,108         27,127         42,412        728,664
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  313,746        291,133         29,181         44,014        773,621
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    306,528   $    282,547   $     28,370   $     42,664   $    761,461
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7SV            8IT            7IT            9IT            6IT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      4,155   $      4,172   $      3,980   $        130   $         60
Variable account expenses                                        21,821         13,323         15,367            979          1,426
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (17,666)        (9,151)       (11,387)          (849)        (1,366)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         355,540        106,079        129,897         24,080         32,166
    Cost of investments sold                                    353,790        119,396        154,616         21,608         29,767
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  1,750        (13,317)       (24,719)         2,472          2,399
Distributions from capital gains                                 41,802             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   762,474        790,407        720,143         45,033         57,684
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  806,026        777,090        695,424         47,505         60,083
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    788,360   $    767,939   $    684,037   $     46,656   $     58,717
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8SP            7SP            9SP            6SP            8AA
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $         --   $         --   $     34,022
Variable account expenses                                        39,669         50,945          3,073          5,912         15,562
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (39,669)       (50,945)        (3,073)        (5,912)        18,460
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          94,785        137,555         37,583         62,158        581,727
    Cost of investments sold                                     88,536        135,269         33,142         58,485        620,744
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  6,249          2,286          4,441          3,673        (39,017)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,923,494      1,935,044        110,899        180,916        424,885
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,929,743      1,937,330        115,340        184,589        385,868
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,890,074   $  1,886,385   $    112,267   $    178,677   $    404,328
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7AA            9AA            6AA            8WI            7WI
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     27,089   $      2,728   $        572   $      1,600   $        950
Variable account expenses                                        15,801          1,622            371          3,813          3,014
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  11,288          1,106            201         (2,213)        (2,064)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         363,289         52,476         37,897         29,948         62,854
    Cost of investments sold                                    375,954         51,249         36,796         32,963         71,337
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (12,665)         1,227          1,101         (3,015)        (8,483)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   323,213         28,994          6,157        164,309        105,915
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  310,548         30,221          7,258        161,294         97,432
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    321,836   $     31,327   $      7,459   $    159,081   $     95,368
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9WI            6WI            8SG            7SG            9SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         13   $         --   $         --   $         --   $         --
Variable account expenses                                            62             71          4,422          7,293             56
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (49)           (71)        (4,422)        (7,293)           (56)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          16,488             71         43,863        187,752            616
    Cost of investments sold                                     15,566             66         45,034        242,123            563
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    922              5         (1,171)       (54,371)            53
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,697          3,364        220,428        353,161          1,886
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    3,619          3,369        219,257        298,790          1,939
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      3,570   $      3,298   $    214,835   $    291,497   $      1,883
===================================================================================================================================

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                   6SG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                                       $         --
Variable account expenses                                                                                                       426
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                                (426)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in mutual funds and portfolios:
    Proceeds from sales                                                                                                         436
    Cost of investments sold                                                                                                    379
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                                 57
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or depreciation of investments                                                         14,423
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                               14,480
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                                        $     14,054
===================================================================================================================================

(1) For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   BC8            BC7            BC9            BC6            CR8
OPERATIONS
Investment income (loss) -- net                            $        957   $       (264)  $         --   $         (9)  $       (400)
Net realized gain (loss) on sales of investments                (14,235)       (15,523)            --              2         (2,031)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   183,035        106,965             51          1,256         84,492
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     169,757         91,178             51          1,249         82,061
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      213,988         26,619            369          7,579        145,272
Net transfers(1)                                                (34,431)       (10,959)           100            201        164,990
Transfers for policy loans                                          466             --             --             --              3
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (396)          (266)            --             --           (303)
Contract terminations:
    Surrender benefits                                          (35,117)       (32,176)            --             --        (15,892)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  144,510        (16,782)           469          7,780        294,070
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 500,128        368,385             --             --        200,341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    814,395   $    442,781   $        520   $      9,029   $    576,472
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          873,077        646,013             --             --        363,256
Contract purchase payments                                      355,024         42,411            332          7,340        227,769
Net transfers(1)                                                (47,603)       (17,089)           101            184        253,490
Transfers for policy loans                                          721             --             --             --              5
Contract charges                                                   (612)          (422)            --             --           (491)
Contract terminations:
    Surrender benefits                                          (56,420)       (55,733)            --             --        (28,900)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,124,187        615,180            433          7,524        815,129
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CR7            CR9            CR6            GC             CM8
OPERATIONS
Investment income (loss) -- net                            $     (1,191)  $        (35)  $        (74)  $    (51,280)  $    (34,420)
Net realized gain (loss) on sales of investments                (34,781)             3              4       (793,507)           (89)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   137,176          2,571          3,518      2,832,761             90
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     101,204          2,539          3,448      1,987,974        (34,419)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      274,200         21,952         29,930        260,663     15,501,289
Net transfers(1)                                                 10,306          8,158         11,229        241,774    (17,891,429)
Transfers for policy loans                                           --             --             --         11,772        (18,558)
Adjustments to net assets allocated to contracts
  in payout period                                                 (786)            --             --         (9,211)            --
Contract charges                                                   (166)            --             --         (5,627)        (4,114)
Contract terminations:
    Surrender benefits                                          (35,767)            --             --       (261,011)      (727,884)
    Death benefits                                                   --             --             --        (82,828)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  247,787         30,110         41,159        155,532     (3,140,696)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 253,561             --             --      7,543,005     15,951,063
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    602,552   $     32,649   $     44,607   $  9,686,511   $ 12,775,948
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          450,067             --             --      7,806,205     15,264,305
Contract purchase payments                                      468,579         20,484         27,899        246,294     14,848,066
Net transfers(1)                                                (21,269)         7,142          9,825        147,616    (17,138,970)
Transfers for policy loans                                           --             --             --         10,844        (17,814)
Contract charges                                                   (269)            --             --         (5,354)        (3,940)
Contract terminations:
    Surrender benefits                                          (66,070)            --             --       (251,363)      (697,158)
    Death benefits                                                   --             --             --         (6,571)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                831,038         27,626         37,724      7,947,671     12,254,489
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       CM7             CM9             CM6              GM             BD8
OPERATIONS
Investment income (loss) -- net                            $    (49,787)  $     (2,774)  $     (2,514)  $    (70,096)  $    304,312
Net realized gain (loss) on sales of investments                    (79)            --             --         (1,992)        14,057
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        80             --             --          1,992         52,627
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (49,786)        (2,774)        (2,514)       (70,096)       370,996
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   11,016,007      2,283,124      1,757,380        443,282      3,480,226
Net transfers(1)                                            (12,278,647)    (1,496,644)    (1,348,895)    (2,471,547)      (170,978)
Transfers for policy loans                                           --             --             --         17,269         12,077
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --         (1,534)            --
Contract charges                                                 (3,171)           (62)            (6)        (3,406)        (2,949)
Contract terminations:
    Surrender benefits                                         (395,020)       (33,015)            --       (836,462)      (295,596)
    Death benefits                                             (398,402)            --             --       (123,141)       (50,065)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,059,233)       753,403        408,479     (2,975,539)     2,972,715
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,505,198        132,382        104,385     10,892,719      8,864,796
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,396,179   $    883,011   $    510,350   $  7,847,084   $ 12,208,507
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,020,314        132,479        104,501      9,041,588      7,748,611
Contract purchase payments                                   10,611,944      2,290,374      1,764,791        369,730      2,974,818
Net transfers(1)                                            (11,827,252)    (1,501,607)    (1,354,783)    (2,063,180)      (145,651)
Transfers for policy loans                                           --             --             --         14,404         10,496
Contract charges                                                 (3,053)           (62)            (6)        (2,839)        (2,524)
Contract terminations:
    Surrender benefits                                         (380,406)       (33,161)            --       (696,783)      (252,884)
    Death benefits                                             (383,950)            --             --       (102,693)       (42,690)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,037,597        888,023        514,503      6,560,227     10,290,176
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       BD7             BD9             BD6              GS             DE8
OPERATIONS
Investment income (loss) -- net                            $    241,599   $      8,848   $      8,262   $    660,258   $     23,880
Net realized gain (loss) on sales of investments                 18,277           (827)           586        (98,564)       (21,389)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,439            225         (1,642)       335,223      1,084,845
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     308,315          8,246          7,206        896,917      1,087,336
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,401,958        629,391        649,875        533,930      1,310,238
Net transfers(1)                                               (427,957)        26,827        (76,517)    (4,057,703)       762,406
Transfers for policy loans                                           --             --             --         12,391            (24)
Adjustments to net assets allocated to contracts
  in payout period                                                  (51)            --             --        (10,102)            --
Contract charges                                                 (3,167)           (16)           (44)        (8,720)        (1,590)
Contract terminations:
    Surrender benefits                                         (337,785)       (11,821)        (3,148)    (1,513,264)       (59,614)
    Death benefits                                              (24,707)            --             --       (365,301)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,608,291        644,381        570,166     (5,408,769)     2,011,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               8,282,845          3,155         25,356     29,636,204      1,912,537
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 10,199,451   $    655,782   $    602,728   $ 25,124,352   $  5,011,289
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,278,283          3,097         24,892     23,066,442      2,358,243
Contract purchase payments                                    2,067,509        615,903        621,849        409,522      1,377,195
Net transfers(1)                                               (377,970)        14,643        (70,520)    (3,110,736)       738,171
Transfers for policy loans                                           --             --             --          9,576            (41)
Contract charges                                                 (2,730)           (15)           (42)        (6,776)        (1,760)
Contract terminations:
    Surrender benefits                                         (289,648)       (11,437)        (3,063)    (1,161,266)       (61,575)
    Death benefits                                              (21,023)            --             --       (206,278)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              8,654,421        622,191        573,116     19,000,484      4,410,233
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       DE7             DE9             DE6             EM8             EM7
OPERATIONS
Investment income (loss) -- net                            $     16,332   $        116   $        (12)  $      1,688   $      1,508
Net realized gain (loss) on sales of investments                (40,802)         1,381            612         (2,019)         7,082
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,016,787         30,769         28,642         55,169         53,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     992,317         32,266         29,242         54,838         61,695
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,174,373        181,459        182,648         32,979         37,887
Net transfers(1)                                                648,278         93,076         49,518         40,445         15,143
Transfers for policy loans                                           --             --             --            291             --
Adjustments to net assets allocated to contracts
  in payout period                                                 (507)            --             --             --             --
Contract charges                                                 (1,101)            (7)            (7)           (36)           (75)
Contract terminations:
    Surrender benefits                                          (26,237)          (901)            --         (3,962)        (8,764)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,794,806        273,627        232,159         69,717         44,191
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,014,917          9,653          2,949        120,984        157,582
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,802,040   $    315,546   $    264,350   $    245,539   $    263,468
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,479,953          9,701          2,965        148,921        194,859
Contract purchase payments                                    1,190,074        142,267        145,982         33,304         42,831
Net transfers(1)                                                592,038         75,638         41,583         38,508          4,956
Transfers for policy loans                                           --             --             --            335             --
Contract charges                                                 (1,202)            (5)            (5)           (38)           (79)
Contract terminations:
    Surrender benefits                                          (26,034)          (704)            --         (4,049)        (8,206)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,234,829        226,897        190,525        216,981        234,361
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EM9             EM6           ES8            ES7            ES9
                                                           ------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                            $        226   $         95   $     (4,949)  $     (5,158)  $       (916)
Net realized gain (loss) on sales of investments                     87              5          5,209         (1,507)         2,450
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,240          2,304        156,646        124,299         19,724
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,553          2,404        156,906        117,634         21,258
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,917         12,591        371,081        253,760         91,122
Net transfers(1)                                                  3,308             --        211,580        130,995         49,536
Transfers for policy loans                                           --             --              3             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --         (1,678)            --
Contract charges                                                     --             --           (267)          (180)           (11)
Contract terminations:
    Surrender benefits                                               --             --         (4,225)        (4,039)           (34)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   26,225         12,591        578,172        378,858        140,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        298,759        356,499          7,253
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,778   $     14,995   $  1,033,837   $    852,991   $    169,124
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        350,746        401,342          7,373
Contract purchase payments                                       20,182         10,723        419,650        268,218         87,711
Net transfers(1)                                                  2,491             --        232,163        146,174         46,614
Transfers for policy loans                                           --             --              3             --             --
Contract charges                                                     --             --           (290)          (200)           (10)
Contract terminations:
    Surrender benefits                                               --             --         (4,558)        (4,624)           (30)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 22,673         10,723        997,714        810,910        141,658
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ES6            GB8            GB7             GB9           GB6
OPERATIONS
Investment income (loss) -- net                            $       (266)  $    167,050   $    191,371   $     11,578   $      6,513
Net realized gain (loss) on sales of investments                    593         24,514         34,938            (97)             6
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,665         95,430        116,080          7,793          5,752
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,992        286,994        342,389         19,274         12,271
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       32,827        988,512        933,394        244,003        127,776
Net transfers(1)                                                   (324)       492,295        359,994         26,339         82,764
Transfers for policy loans                                           --          2,773             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (10)          (393)          (694)            (5)           (10)
Contract terminations:
    Surrender benefits                                               --        (71,929)      (119,705)        (2,007)            --
    Death benefits                                                   --         (6,570)       (39,846)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   32,493      1,404,688      1,133,143        268,330        210,530
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,970      1,619,402      2,329,841          6,971          7,519
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     43,455   $  3,311,084   $  3,805,373   $    294,575   $    230,320
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            5,053      1,346,449      1,943,853          6,696          7,227
Contract purchase payments                                       31,984        780,284        735,425        226,117        116,245
Net transfers(1)                                                   (547)       386,371        284,251         21,868         74,777
Transfers for policy loans                                           --          2,914             --             --             --
Contract charges                                                     (9)          (309)          (547)            (4)            (9)
Contract terminations:
    Surrender benefits                                               --        (56,388)       (96,532)        (1,811)            --
    Death benefits                                                   --         (5,090)       (30,409)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 36,481      2,454,231      2,836,041        252,866        198,240
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       GY             GR8            GR7            GR9            GR6
OPERATIONS
Investment income (loss) -- net                            $    452,627   $     (9,126)  $    (11,171)  $     (1,555)  $       (668)
Net realized gain (loss) on sales of investments                 88,198        (55,963)      (121,906)         5,247          1,391
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   251,911        380,800        411,353         32,502         11,233
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     792,736        315,711        278,276         36,194         11,956
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       84,353        675,408        412,368        215,272         58,222
Net transfers(1)                                               (287,904)       246,477        296,238         77,779         64,627
Transfers for policy loans                                        2,934           (176)            --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                               (1,302)            --             --             --             --
Contract charges                                                 (2,457)        (1,481)          (877)            (2)           (24)
Contract terminations:
    Surrender benefits                                         (297,130)       (63,548)       (22,494)          (416)            --
    Death benefits                                             (138,344)          (670)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (639,850)       856,010        685,235        292,633        122,825
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,239,636      1,242,381      1,033,351         20,344             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,392,522   $  2,414,102   $  1,996,862   $    349,171   $    134,781
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,881,288      3,200,032      2,673,835         21,637             --
Contract purchase payments                                       65,366      1,550,411        957,118        211,547         58,881
Net transfers(1)                                               (227,556)       567,477        720,464         76,067         60,644
Transfers for policy loans                                        2,287           (842)            --             --             --
Contract charges                                                 (1,907)        (3,508)        (2,084)            (1)           (21)
Contract terminations:
    Surrender benefits                                         (232,076)      (152,776)       (53,632)          (382)            --
    Death benefits                                             (114,718)        (1,512)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,372,684      5,159,282      4,295,701        308,868        119,504
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       EI8            EI7            EI9            EI6            GV
OPERATIONS
Investment income (loss) -- net                            $    517,467   $    553,234   $     29,404   $     33,795   $  1,236,028
Net realized gain (loss) on sales of investments                 (6,659)       (12,122)         2,421          2,661       (789,173)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,084,013      1,212,979         59,120         68,820      3,572,384
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,594,821      1,754,091         90,945        105,276      4,019,239
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,959,813      2,640,997        693,114        947,161        272,622
Net transfers(1)                                              2,053,449      1,721,847        399,411        216,718      1,169,248
Transfers for policy loans                                        3,196             --             --             --          9,799
Adjustments to net assets allocated to contracts
  in payout period                                                   --            (51)            --             --         (6,606)
Contract charges                                                 (1,460)        (2,332)            (7)           (16)        (5,516)
Contract terminations:
    Surrender benefits                                         (144,779)      (156,234)        (3,925)       (15,932)      (503,730)
    Death benefits                                              (13,945)       (34,315)            --             --       (301,048)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,856,274      4,169,912      1,088,593      1,147,931        634,769
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,664,791      5,352,727         15,747         10,195     16,666,994
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 11,115,886   $ 11,276,730   $  1,195,285   $  1,263,402   $ 21,321,002
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,182,235      5,961,181         15,287          9,914     17,090,697
Contract purchase payments                                    2,905,110      2,580,015        593,938        812,145        250,271
Net transfers(1)                                              2,003,145      1,772,334        330,209        184,745      1,092,173
Transfers for policy loans                                        3,121             --             --             --          8,879
Contract charges                                                 (1,432)        (2,308)            (6)           (13)        (5,116)
Contract terminations:
    Surrender benefits                                         (139,934)      (155,238)        (3,225)       (13,508)      (470,025)
    Death benefits                                              (12,986)       (33,385)            --             --       (293,827)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,939,259     10,122,599        936,203        993,283     17,673,052
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IE8            IE7            IE9            IE6            GI
OPERATIONS
Investment income (loss) -- net                            $        200   $        (63)  $        (24)  $          3   $    (32,133)
Net realized gain (loss) on sales of investments                 (6,415)        (9,392)             5              3     (1,133,866)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    37,915         84,065          1,821          1,009      3,531,776
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      31,700         74,610          1,802          1,015      2,365,777
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       85,679         39,253         51,433          2,416        385,056
Net transfers(1)                                                 20,478         23,185            432          3,775       (195,378)
Transfers for policy loans                                           --             --             --             --         19,017
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (4,913)
Contract charges                                                    (90)           (71)            --             (2)        (4,759)
Contract terminations:
    Surrender benefits                                           (1,118)        (3,310)           (35)            --       (298,388)
    Death benefits                                                   --             --             --             --        (49,134)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  104,949         59,057         51,830          6,189       (148,499)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  99,188        256,223             --             --      9,335,752
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    235,837   $    389,890   $     53,632   $      7,204   $ 11,553,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          190,555        494,879             --             --     12,909,262
Contract purchase payments                                      143,530         65,195         42,860          2,002        506,106
Net transfers(1)                                                 27,223         39,811            363          3,813       (353,080)
Transfers for policy loans                                           --             --             --             --         24,158
Contract charges                                                   (160)          (131)            --             (1)        (6,264)
Contract terminations:
    Surrender benefits                                           (2,149)        (6,229)           (31)            --       (392,664)
    Death benefits                                                   --             --             --             --        (60,400)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                358,999        593,525         43,192          5,814     12,627,118
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        MF8            MF7            MF9            MF6            GD
OPERATIONS
Investment income (loss) -- net                            $     15,879   $     19,135   $        238   $        484   $    235,950
Net realized gain (loss) on sales of investments                (18,513)       (79,187)            40            324     (1,103,733)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   196,721        320,261          3,707         11,750      4,954,925
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     194,087        260,209          3,985         12,558      4,087,142
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      267,421        387,430         26,557        110,212        601,585
Net transfers(1)                                                100,450       (224,484)        12,758          1,785       (692,085)
Transfers for policy loans                                           --             --             --             --         22,945
Adjustments to net assets allocated to contracts
  in payout period                                                   --           (641)            --             --        (24,617)
Contract charges                                                   (728)          (686)            --             --        (15,461)
Contract terminations:
    Surrender benefits                                          (16,419)       (11,138)            --         (3,717)      (908,005)
    Death benefits                                                   --         (2,455)            --             --       (260,498)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  350,724        148,026         39,315        108,280     (1,276,136)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 817,381      1,318,153             --          3,195     22,841,269
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,362,192   $  1,726,388   $     43,300   $    124,033   $ 25,652,275
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,121,539      1,810,630             --          3,313     19,240,037
Contract purchase payments                                      347,412        488,501         25,737        106,482        483,403
Net transfers(1)                                                118,314       (302,154)        11,958          1,721       (473,438)
Transfers for policy loans                                           --             --             --             --         15,228
Contract charges                                                   (935)          (877)            --             --        (12,487)
Contract terminations:
    Surrender benefits                                          (20,306)       (14,299)            --         (3,290)      (723,292)
    Death benefits                                                   --         (3,058)            --             --       (214,197)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,566,024      1,978,743         37,695        108,226     18,315,254
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       ND8            ND7            ND9            ND6             GG
OPERATIONS
Investment income (loss) -- net                            $     (7,286)  $    (21,893)  $       (703)  $     (1,157)  $   (379,070)
Net realized gain (loss) on sales of investments                (60,480)      (142,383)         1,551             92     (1,383,543)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 2,289,583      1,863,033         49,957         54,691     15,292,887
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   2,221,817      1,698,757         50,805         53,626     13,530,274
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,701,454      1,329,182        323,122        513,611      2,152,666
Net transfers(1)                                              1,173,867        329,709         78,613         55,645     (1,116,611)
Transfers for policy loans                                      (17,273)            --             --             --         89,483
Adjustments to net assets allocated to contracts
  in payout period                                                   --         (3,811)            --             --        (31,836)
Contract charges                                                 (7,172)        (4,195)           (14)            (6)       (50,527)
Contract terminations:
    Surrender benefits                                         (211,606)      (228,152)        (2,868)            --     (2,282,306)
    Death benefits                                               (2,227)       (31,309)            --             --       (547,117)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,637,043      1,391,424        398,853        569,250     (1,786,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               7,448,823      6,826,655         46,710         16,812     61,098,586
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 13,307,683   $  9,916,836   $    496,368   $    639,688   $ 72,842,612
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       12,999,278     11,893,370         49,844         17,946     51,685,581
Contract purchase payments                                    4,323,924      2,073,795        308,672        485,185      1,683,722
Net transfers(1)                                              1,844,287        483,988         73,856         51,912     (1,061,502)
Transfers for policy loans                                      (29,727)            --             --             --         69,403
Contract charges                                                (11,515)        (6,746)           (12)            (5)       (39,456)
Contract terminations:
    Surrender benefits                                         (329,752)      (366,632)        (2,662)            --     (1,768,686)
    Death benefits                                               (3,265)       (48,830)            --             --       (463,737)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             18,793,230     14,028,945        429,698        555,038     50,105,325
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        SV8            SV7            SV9            SV6            IV8
OPERATIONS
Investment income (loss) -- net                            $    (25,841)  $    (24,740)  $     (1,251)  $       (952)  $     16,139
Net realized gain (loss) on sales of investments                  5,116        (27,860)         1,803            460        (30,312)
Distributions from capital gains                                 76,415         55,829          4,056          3,090             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,186,581        904,295         48,433         30,093        904,099
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,242,271        907,524         53,041         32,691        889,926
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      974,624        698,952        144,047        128,735      1,097,870
Net transfers(1)                                                690,780        296,924         82,395         82,273        495,545
Transfers for policy loans                                       (4,356)            --             --             --        (16,490)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                 (1,622)          (927)            (9)            (5)        (1,978)
Contract terminations:
    Surrender benefits                                          (81,610)       (29,286)          (478)            --        (34,241)
    Death benefits                                               (2,500)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,575,316        965,663        225,955        211,003      1,540,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,533,496      2,059,047         20,335          1,435      2,434,757
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,351,083   $  3,932,234   $    299,331   $    245,129   $  4,865,389
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,710,193      2,208,797         20,377          1,439      3,962,999
Contract purchase payments                                      911,263        660,103        128,041        105,787      1,629,324
Net transfers(1)                                                647,967        252,621         71,735         73,172        717,082
Transfers for policy loans                                       (3,981)            --             --             --        (22,031)
Contract charges                                                 (1,533)          (865)            (7)            (4)        (2,965)
Contract terminations:
    Surrender benefits                                          (78,184)       (31,538)          (375)            --        (51,724)
    Death benefits                                               (2,002)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,183,723      3,089,118        219,771        180,394      6,232,685
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       IV7            IV9            IV6            FI8            FI7
OPERATIONS
Investment income (loss) -- net                            $      8,617   $        141   $        (38)  $    187,985   $    146,141
Net realized gain (loss) on sales of investments                (51,081)           770            310          9,209         19,150
Distributions from capital gains                                     --             --             --         58,397         53,126
Net change in unrealized appreciation or
  depreciation of investments                                   828,829         20,310         52,977       (173,280)      (160,598)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     786,365         21,221         53,249         82,311         57,819
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,036,968        160,511        373,721      4,559,468      5,115,712
Net transfers(1)                                                593,697         73,041         11,706     (2,615,718)    (2,648,151)
Transfers for policy loans                                           --             --             --        (11,865)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                 (1,391)            (4)           (15)        (2,005)        (2,611)
Contract terminations:
    Surrender benefits                                          (43,266)          (284)            --       (515,203)      (381,268)
    Death benefits                                              (50,730)            --             --        (43,529)       (14,351)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,535,278        233,264        385,412      1,371,148      2,069,331
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,288,660            442          7,745      9,942,187      9,092,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,610,303   $    254,927   $    446,406   $ 11,395,646   $ 11,220,126
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,742,292            465          8,150      8,719,565      8,009,539
Contract purchase payments                                    1,508,162        155,264        356,009      3,980,694      4,496,728
Net transfers(1)                                                829,356         56,195          7,363     (2,281,438)    (2,327,815)
Transfers for policy loans                                           --             --             --        (10,301)            --
Contract charges                                                 (2,072)            (4)           (12)        (1,752)        (2,292)
Contract terminations:
    Surrender benefits                                          (63,023)          (254)            --       (449,725)      (335,111)
    Death benefits                                              (67,739)            --             --        (38,013)       (12,599)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,946,976        211,666        371,510      9,919,030      9,828,450
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       FI9            FI6            SC8            SC7            SC9
OPERATIONS
Investment income (loss) -- net                            $      7,649   $      3,122   $     (8,897)  $     (9,983)  $       (417)
Net realized gain (loss) on sales of investments                 (2,719)        (1,175)          (289)         4,472            986
Distributions from capital gains                                  4,114          2,474             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (7,180)        (3,379)       499,057        422,976         17,141
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,864          1,042        489,871        417,465         17,710
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,576,816        694,739        313,605        302,513         41,349
Net transfers(1)                                               (864,785)      (166,563)       403,631        258,259         41,409
Transfers for policy loans                                           --             --             21             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --           (991)          (155)            --
Contract charges                                                    (15)            (5)          (632)          (455)            (7)
Contract terminations:
    Surrender benefits                                           (7,731)          (302)       (16,461)       (20,611)           (40)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  704,285        527,869        699,173        539,551         82,711
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 137,438         25,116        660,026        718,275          8,274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    843,587   $    554,027   $  1,849,070   $  1,675,291   $    108,695
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          137,420         25,119        913,380        998,330          8,480
Contract purchase payments                                    1,586,348        694,351        383,714        339,551         32,147
Net transfers(1)                                               (876,830)      (166,777)       439,332        270,347         35,507
Transfers for policy loans                                           --             --             27             --             --
Contract charges                                                    (15)            (5)          (751)          (552)            (5)
Contract terminations:
    Surrender benefits                                           (7,702)          (300)       (19,266)       (26,906)           (30)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                839,221        552,388      1,716,436      1,580,770         76,099
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SC6            ST8            ST7            ST9            ST6
OPERATIONS
Investment income (loss) -- net                            $       (535)  $       (115)  $       (149)  $        (32)  $         (2)
Net realized gain (loss) on sales of investments                     42           (906)           (60)             6             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    18,821         14,850          8,367          1,986            114
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,328         13,829          8,158          1,960            112
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,390         62,202         20,116         10,071          1,050
Net transfers(1)                                                 57,580         21,242          9,340             --             --
Transfers for policy loans                                           --              3             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     --            (43)           (66)            (1)            --
Contract terminations:
    Surrender benefits                                               --            (97)          (242)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  143,970         83,307         29,148         10,070          1,050
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,826         31,944         20,002             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    166,124   $    129,080   $     57,308   $     12,030   $      1,162
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,922         42,209         26,502             --             --
Contract purchase payments                                       69,081         70,516         24,261         10,260            994
Net transfers(1)                                                 43,570         25,935         11,370             --             --
Transfers for policy loans                                           --              4             --             --             --
Contract charges                                                     --            (52)           (80)            (1)            --
Contract terminations:
    Surrender benefits                                               --           (126)          (276)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                116,573        138,486         61,777         10,259            994
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       SA8            SA7            SA9            SA6            GA
OPERATIONS
Investment income (loss) -- net                            $     (4,129)  $     (4,899)  $         (3)  $         --   $   (103,234)
Net realized gain (loss) on sales of investments                (50,306)      (153,830)           133             --     (1,073,865)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   193,452        280,244             (3)             1      3,149,534
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     139,017        121,515            127              1      1,972,435
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      135,542        130,152            230             10        346,647
Net transfers(1)                                                (15,238)      (167,035)        (7,285)            --        358,981
Transfers for policy loans                                          619             --             --             --          8,745
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (3,693)
Contract charges                                                   (570)          (341)            --             --         (5,122)
Contract terminations:
    Surrender benefits                                          (13,838)       (11,189)            --             --       (245,498)
    Death benefits                                               (2,279)          (847)            --             --        (69,178)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  104,236        (49,260)        (7,055)            10        390,882
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 425,310        501,686          7,158             --      7,301,531
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    668,563   $    573,941   $        230   $         11   $  9,664,848
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,306,693      1,548,082          7,515             --     10,598,988
Contract purchase payments                                      368,366        355,021            180             --        453,854
Net transfers(1)                                                (31,104)      (481,543)        (7,515)            --        383,420
Transfers for policy loans                                        1,684             --             --             --         11,366
Contract charges                                                 (1,540)          (920)            --             --         (6,732)
Contract terminations:
    Surrender benefits                                          (37,093)       (29,626)            --             --       (321,180)
    Death benefits                                               (5,531)        (2,162)            --             --       (103,976)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,601,475      1,388,852            180             --     11,015,740
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8CA            7CA            8AC            7AC            9AC
OPERATIONS
Investment income (loss) -- net                            $     (3,391)  $     (6,942)  $     (3,433)  $     (3,194)  $       (334)
Net realized gain (loss) on sales of investments                (42,274)       (56,134)           577         (4,944)         7,790
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   158,751        244,016        122,113         91,893          1,879
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     113,086        180,940        119,257         83,755          9,335
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       31,220         28,529        180,230        124,560         52,891
Net transfers(1)                                                 (3,276)       (79,302)       110,453         42,497        (49,698)
Transfers for policy loans                                           30             --           (132)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (443)          (614)          (147)          (158)            --
Contract terminations:
    Surrender benefits                                          (10,850)        (7,498)        (2,890)       (20,416)            --
    Death benefits                                                   --             --             --         (1,144)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,681        (58,885)       287,514        145,339          3,193
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 404,986        681,738        310,428        272,075             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    534,753   $    803,793   $    717,199   $    501,169   $     12,528
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          911,625      1,541,941        424,355        372,962             --
Contract purchase payments                                       61,305         59,419        211,741        145,232         55,650
Net transfers(1)                                                (13,875)      (167,157)       132,181         45,904        (45,110)
Transfers for policy loans                                           61             --           (185)            --             --
Contract charges                                                   (893)        (1,241)          (179)          (203)            --
Contract terminations:
    Surrender benefits                                          (21,864)       (15,816)        (3,227)       (25,522)            --
    Death benefits                                                   --             --             --         (1,396)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                936,359      1,417,146        764,686        536,977         10,540
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6AC            8CD            7CD            8AD            7AD
OPERATIONS
Investment income (loss) -- net                            $       (133)  $     (4,309)  $     (4,888)  $     (3,952)  $     (2,390)
Net realized gain (loss) on sales of investments                      8        (18,423)       (23,260)        (1,087)         1,148
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     3,025        191,400        175,778        168,092         76,159
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,900        168,668        147,630        163,053         74,917
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       20,891         56,215          4,468        178,822         36,633
Net transfers(1)                                                 21,644        (72,647)       (66,902)        99,206         17,257
Transfers for policy loans                                           --         (1,332)            --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     (2)          (435)          (366)          (344)           (97)
Contract terminations:
    Surrender benefits                                               --            359        (23,566)       (10,099)            --
    Death benefits                                                   --             --         (2,830)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   42,533        (17,840)       (89,196)       267,585         53,793
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        519,036        504,272        325,765        190,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     45,433   $    669,864   $    562,706   $    756,403   $    319,220
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        772,436        753,874        426,258        249,972
Contract purchase payments                                       18,111         75,062          6,293        208,978         42,990
Net transfers(1)                                                 20,183       (103,990)       (97,937)       117,067         20,296
Transfers for policy loans                                           --         (2,015)            --             --             --
Contract charges                                                     (1)          (569)          (476)          (386)          (116)
Contract terminations:
   Surrender benefits                                                --          1,131        (30,870)       (13,456)            --
   Death benefits                                                    --             --         (3,408)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 38,293        742,055        627,476        738,461        313,142
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9AD            6AD            GW             8AL            7AL
OPERATIONS
Investment income (loss) -- net                            $       (147)  $        (96)  $    (93,769)  $      1,343   $     (3,897)
Net realized gain (loss) on sales of investments                    459              6     (1,183,635)       (12,547)       (18,481)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     4,683          3,091      9,198,381      1,038,811        822,811
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       4,995          3,001      7,920,977      1,027,607        800,433
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,439         20,084      1,275,418      1,429,664        657,281
Net transfers(1)                                                 10,478          4,413     (2,247,861)       878,427        197,367
Transfers for policy loans                                           --             --         58,779          1,810             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --         (6,227)            --             --
Contract charges                                                     (2)            --        (26,084)        (1,346)        (1,006)
Contract terminations:
    Surrender benefits                                               --             --     (1,216,252)       (50,846)       (12,221)
    Death benefits                                                   --             --       (291,035)            --         (4,782)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,915         24,497     (2,453,262)     2,257,709        836,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,583             --     36,763,761      2,176,259      2,174,586
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     24,493   $     27,498   $ 42,231,476   $  5,461,575   $  3,811,658
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,643             --     31,745,058      2,924,056      2,929,921
Contract purchase payments                                        5,555         17,196      1,038,440      1,712,545        786,042
Net transfers(1)                                                 10,539          3,891     (1,910,346)     1,017,126        226,493
Transfers for policy loans                                           --             --         47,177          2,195             --
Contract charges                                                     (1)            --        (21,263)        (1,616)        (1,226)
Contract terminations:
    Surrender benefits                                               --             --       (972,457)       (60,755)       (13,339)
    Death benefits                                                   --             --       (255,528)            --         (5,361)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 18,736         21,087     29,671,081      5,593,551      3,922,530
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9AL            6AL            8AB            7AB            9AB
OPERATIONS
Investment income (loss) -- net                            $       (580)  $       (659)  $     (7,284)  $     (5,559)  $     (1,690)
Net realized gain (loss) on sales of investments                  1,887          1,131         11,558          1,112          3,977
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    48,201         39,211        579,857        323,373         83,651
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      49,508         39,683        584,131        318,926         85,938
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      222,391        210,132        839,590        518,496        234,531
Net transfers(1)                                                118,925         42,388        844,699        262,107        174,849
Transfers for policy loans                                           --             --         (1,961)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (30)            --           (365)          (144)           (16)
Contract terminations:
    Surrender benefits                                             (209)       (12,582)       (22,706)        (4,604)        (1,536)
    Death benefits                                                   --             --             --         (9,291)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  341,077        239,938      1,659,257        766,564        407,828
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   6,718          3,003        590,587        366,406         21,025
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    397,303   $    282,624   $  2,833,975   $  1,451,896   $    514,791
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            7,087          3,171        643,378        400,208         20,607
Contract purchase payments                                      204,553        196,160        772,624        489,572        191,900
Net transfers(1)                                                108,844         40,283        766,894        235,507        142,704
Transfers for policy loans                                           --             --         (1,583)            --             --
Contract charges                                                    (25)            --           (338)          (128)           (12)
Contract terminations:
    Surrender benefits                                             (177)       (11,222)       (19,995)        (3,979)        (1,185)
    Death benefits                                                   --             --             --         (8,832)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                320,282        228,392      2,160,980      1,112,348        354,014
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6AB            8IF            7IF            8AI            7AI
OPERATIONS
Investment income (loss) -- net                            $       (995)  $       (678)  $     (2,334)  $     (1,434)  $     (3,610)
Net realized gain (loss) on sales of investments                    102        (39,343)       (65,298)         1,813        (11,258)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    38,576        183,109        259,151        147,569        201,671
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      37,683        143,088        191,519        147,948        186,803
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      141,291         39,126         24,419        222,314        359,057
Net transfers(1)                                                 61,493         86,295         42,100         83,660         20,651
Transfers for policy loans                                           --          1,222             --             17             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     (8)          (298)          (385)          (254)          (207)
Contract terminations:
    Surrender benefits                                               --         (8,770)       (28,588)       (13,868)       (20,894)
    Death benefits                                                   --             --             --             --        (21,387)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  202,776        117,575         37,546        291,869        337,220
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   2,639        544,194        775,868        410,712        512,883
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    243,098   $    804,857   $  1,004,933   $    850,529   $  1,036,906
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            2,601      1,036,008      1,483,826        558,990        700,005
Contract purchase payments                                      112,089         69,132         45,310        280,318        486,603
Net transfers(1)                                                 52,889        149,133         78,914        115,850         15,653
Transfers for policy loans                                           --          2,017             --             14             --
Contract charges                                                     (6)          (529)          (711)          (329)          (261)
Contract terminations:
    Surrender benefits                                               --        (15,820)       (48,793)       (16,775)       (26,845)
    Death benefits                                                   --             --             --             --        (25,975)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                167,573      1,239,941      1,558,546        938,068      1,149,180
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9AI            6AI            8VA            7VA            GP
OPERATIONS
Investment income (loss) -- net                            $       (370)  $       (240)  $      4,113   $        885   $    (63,558)
Net realized gain (loss) on sales of investments                  1,330             17         (6,851)       (26,072)       (63,000)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    11,306          6,622        384,807        431,948      7,246,969
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      12,266          6,399        382,069        406,761      7,120,411
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       51,407         36,007         63,062         86,730        758,615
Net transfers(1)                                                 22,969          7,592         90,211        181,705      2,523,061
Transfers for policy loans                                           --             --            (59)            --         24,533
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --         (5,932)
Contract charges                                                     (2)            (2)          (794)          (673)       (12,356)
Contract terminations:
    Surrender benefits                                               --             --        (31,334)       (50,524)    (1,063,338)
    Death benefits                                                   --             --             --         (2,917)      (385,093)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   74,374         43,597        121,086        214,321      1,839,490
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       8             --      1,308,594      1,458,990     25,737,595
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     86,648   $     49,996   $  1,811,749   $  2,080,072   $ 34,697,496
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                8             --      1,194,182      1,337,371     17,010,966
Contract purchase payments                                       50,124         34,626         54,541         70,994        473,023
Net transfers(1)                                                 21,733          7,225         72,088        131,810      1,451,535
Transfers for policy loans                                           --             --            (56)            --         14,957
Contract charges                                                     (2)            (1)          (691)          (578)        (7,656)
Contract terminations:
    Surrender benefits                                               --             --        (27,205)       (43,205)      (659,884)
    Death benefits                                                   --             --             --         (2,412)      (205,433)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 71,863         41,850      1,292,859      1,493,980     18,077,508
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8AV            7AV            9AV            6AV            8SR
OPERATIONS
Investment income (loss) -- net                            $        457   $     (4,643)  $     (1,157)  $     (1,416)  $      4,988
Net realized gain (loss) on sales of investments                  3,792        (20,514)         3,286          2,329          1,058
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   889,035        796,165         53,708         58,159         52,709
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     893,284        771,008         55,837         59,072         58,755
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,150,631        792,458        218,033        244,283        105,366
Net transfers(1)                                                742,981        366,076         72,374         81,136         13,770
Transfers for policy loans                                       (4,244)            --             --             --         (8,294)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                 (1,467)        (1,123)           (32)            --           (411)
Contract terminations:
    Surrender benefits                                          (59,811)       (64,482)        (1,133)          (705)        (8,793)
    Death benefits                                                 (469)        (1,161)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,827,621      1,091,768        289,242        324,714        101,638
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,097,044      2,305,973         28,925             --        260,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,817,949   $  4,168,749   $    374,004   $    383,786   $    420,721
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,339,034      2,579,229         29,253             --        348,335
Contract purchase payments                                    1,181,659        798,245        203,137        230,910        126,589
Net transfers(1)                                                753,625        348,000         65,677         75,139         22,529
Transfers for policy loans                                       (4,080)            --             --             --        (10,566)
Contract charges                                                 (1,494)        (1,166)           (26)            --           (507)
Contract terminations:
    Surrender benefits                                          (61,699)       (65,996)          (977)          (754)       (10,959)
    Death benefits                                                 (445)        (1,179)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,206,600      3,657,133        297,064        305,295        475,421
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7SR            9SR            6SR            8EG            7EG
OPERATIONS
Investment income (loss) -- net                            $      5,648   $         69   $         71   $     (1,372)  $     (2,610)
Net realized gain (loss) on sales of investments                 (6,200)           527              2        (12,956)       (13,762)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    51,467            630            660         76,747        108,950
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50,915          1,226            733         62,419         92,578
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,723         10,490            280          9,466          9,482
Net transfers(1)                                                148,012         (4,540)         5,399        (12,141)       (13,399)
Transfers for policy loans                                           --             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (266)            --             --           (163)          (287)
Contract terminations:
    Surrender benefits                                          (13,121)            --             --         (9,023)        (1,104)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  196,348          5,950          5,679        (11,861)        (5,308)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 231,140             --             --        168,348        235,758
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    478,403   $      7,176   $      6,412   $    218,906   $    323,028
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          310,725             --             --        338,312        475,970
Contract purchase payments                                       76,226         10,564            256         16,008         16,476
Net transfers(1)                                                172,696         (4,198)         5,447        (27,944)       (30,947)
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                   (328)            --             --           (277)          (484)
Contract terminations:
    Surrender benefits                                          (15,314)            --             --        (17,184)        (1,939)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                544,005          6,366          5,703        308,915        459,076
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      GT           8CG(2)         7CG(2)         9CG(2)         6CG(2)
OPERATIONS
Investment income (loss) -- net                            $   (320,433)  $      2,967   $      1,989   $      1,016   $        176
Net realized gain (loss) on sales of investments             (1,026,187)            --              9             15              2
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                11,048,150         31,824         21,771         10,990          2,120
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   9,701,530         34,791         23,769         12,021          2,298
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      879,265          4,070          1,466            445          7,608
Net transfers(1)                                              1,187,686        723,104        485,437        248,952         43,666
Transfers for policy loans                                       29,967            115             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                               (4,498)            --             --             --             --
Contract charges                                                (12,973)            (7)           (23)            --             --
Contract terminations:
    Surrender benefits                                         (752,318)            (1)            --             --             --
    Death benefits                                             (124,225)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,202,904        727,281        486,880        249,397         51,274
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              21,050,428             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 31,954,862   $    762,072   $    510,649   $    261,418   $     53,572
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       26,573,222             --             --             --             --
Contract purchase payments                                      924,481          4,827          1,741            396          6,882
Net transfers(1)                                                913,885        879,647        593,887        227,701         40,556
Transfers for policy loans                                       31,207            136             --             --             --
Contract charges                                                (14,002)            (9)           (28)            --             --
Contract terminations:
    Surrender benefits                                         (799,267)            (1)            --             --             --
    Death benefits                                             (108,790)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             27,520,736        884,600        595,600        228,097         47,438
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8GI            7GI            8FG            7FG            9FG
OPERATIONS
Investment income (loss) -- net                            $      6,900   $      2,800   $     (3,514)  $     (8,647)  $     (3,269)
Net realized gain (loss) on sales of investments                (31,751)       (38,824)          (295)        (3,015)         6,798
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   493,420        600,213        883,991        880,160         78,109
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     468,569        564,189        880,182        868,498         81,638
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      170,917        186,206      2,052,686      1,549,848        660,456
Net transfers(1)                                                147,461        153,806      1,676,943      1,071,993        175,292
Transfers for policy loans                                       (6,707)            --         (1,449)            --           (358)
Adjustments to net assets allocated to contracts
  in payout period                                                   --           (667)        (2,561)            --             --
Contract charges                                                 (1,343)        (1,311)        (1,739)        (1,416)           (21)
Contract terminations:
    Surrender benefits                                          (20,238)       (60,786)       (59,114)       (58,464)        (1,400)
    Death benefits                                                   --         (3,878)        (2,206)       (12,243)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  290,090        273,370      3,662,560      2,549,718        833,969
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,014,661      2,447,610      2,470,928      2,728,849         35,658
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,773,320   $  3,285,169   $  7,013,670   $  6,147,065   $    951,265
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,833,329      3,441,746      2,998,107      3,320,252         36,910
Contract purchase payments                                      218,525        231,725      2,217,649      1,722,995        609,565
Net transfers(1)                                                162,957        188,507      1,726,415      1,152,346        160,773
Transfers for policy loans                                       (9,851)            --         (1,674)            --           (304)
Contract charges                                                 (1,747)        (1,730)        (1,884)        (1,579)           (18)
Contract terminations:
    Surrender benefits                                          (23,715)       (79,739)       (63,967)       (64,257)        (1,249)
    Death benefits                                                   --         (4,706)        (2,261)       (13,131)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,179,498      3,775,803      6,872,385      6,116,626        805,677
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6FG            8MP            7MP            8FM            7FM
OPERATIONS
Investment income (loss) -- net                            $     (2,787)  $    (12,387)  $    (20,211)  $    (31,527)  $    (31,293)
Net realized gain (loss) on sales of investments                    231         (7,836)        (3,521)         5,604        (10,416)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    52,914        937,539      1,048,342      2,054,203      1,515,360
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50,358        917,316      1,024,610      2,028,280      1,473,651
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      440,276        200,937        133,067      2,349,304      1,355,394
Net transfers(1)                                                154,447        105,559        371,228      2,169,717        973,128
Transfers for policy loans                                           --         (5,834)            --         (4,297)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --           (861)            --             --
Contract charges                                                    (35)        (1,802)        (1,926)        (2,846)        (1,568)
Contract terminations:
    Surrender benefits                                               --        (58,148)       (60,283)       (77,520)       (68,886)
    Death benefits                                                   --             --             --         (1,867)       (11,016)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  594,688        240,712        441,225      4,432,491      2,247,052
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  13,959      2,363,430      2,583,090      3,109,596      2,917,540
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    659,005   $  3,521,458   $  4,048,925   $  9,570,367   $  6,638,243
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,453      2,759,256      3,017,412      3,348,962      3,150,960
Contract purchase payments                                      405,145        216,847        135,515      2,220,882      1,271,497
Net transfers(1)                                                139,878         84,405        364,408      2,023,016        896,784
Transfers for policy loans                                           --         (6,539)            --         (3,938)            --
Contract charges                                                    (31)        (1,943)        (2,084)        (2,723)        (1,531)
Contract terminations:
    Surrender benefits                                               --        (61,667)       (65,473)       (73,103)       (71,790)
    Death benefits                                                   --             --             --         (1,655)       (10,418)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                559,445      2,990,359      3,449,778      7,511,441      5,235,502
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9FM            6FM            8OS            7OS            8FO
OPERATIONS
Investment income (loss) -- net                            $     (2,721)  $     (2,772)  $         75   $     (1,404)  $     (5,576)
Net realized gain (loss) on sales of investments                  2,177          1,972        (30,803)       (26,851)        (4,327)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   124,153        100,728        211,550        259,262        543,984
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     123,609         99,928        180,822        231,007        534,081
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      451,415        450,345         19,394         59,947        484,138
Net transfers(1)                                                184,839        120,115        (25,528)        (8,396)       857,418
Transfers for policy loans                                           --             --            160             --              3
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (20)           (36)          (223)          (324)          (349)
Contract terminations:
    Surrender benefits                                           (2,910)          (211)       (17,655)       (12,385)       (35,291)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  633,324        570,213        (23,852)        38,842      1,305,919
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  17,013         11,311        471,160        548,433        623,827
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    773,946   $    681,452   $    628,130   $    818,282   $  2,463,827
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           17,048         11,338        831,966        972,599        836,116
Contract purchase payments                                      390,892        389,065         31,663         84,180        557,824
Net transfers(1)                                                161,320         99,867        (55,921)       (12,439)       975,147
Transfers for policy loans                                           --             --            246             --              4
Contract charges                                                    (15)           (28)          (346)          (519)          (401)
Contract terminations:
    Surrender benefits                                           (2,575)          (220)       (27,210)       (20,691)       (42,444)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                566,670        500,022        780,398      1,023,130      2,326,246
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7FO            9FO            6FO            8RE            7RE
OPERATIONS
Investment income (loss) -- net                            $     (4,835)  $       (500)  $       (430)  $     75,376   $     58,042
Net realized gain (loss) on sales of investments                 (8,506)            52            112         13,097         22,118
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   347,158         31,633         19,110      1,408,144      1,146,659
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     333,817         31,185         18,792      1,496,617      1,226,819
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      337,135         82,389         80,311      1,741,147      1,169,269
Net transfers(1)                                                347,467          9,204         18,924      1,298,147        578,616
Transfers for policy loans                                           --             --             --           (238)            --
Adjustments to net assets allocated to contracts
  in payout period                                                 (103)            --             --             --           (504)
Contract charges                                                   (259)            (2)            (5)        (1,862)        (1,220)
Contract terminations:
    Surrender benefits                                          (12,211)          (122)            --        (54,214)      (110,629)
    Death benefits                                               (7,151)            --             --           (318)       (56,797)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  664,878         91,469         99,230      2,982,662      1,578,735
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 562,324         16,388          2,281      2,925,705      2,974,451
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,561,019   $    139,042   $    120,303   $  7,404,984   $  5,780,005
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          755,787         17,346          2,415      2,602,526      2,650,346
Contract purchase payments                                      373,896         78,973         72,214      1,363,177        889,248
Net transfers(1)                                                371,032          7,715         15,561        966,566        426,278
Transfers for policy loans                                           --             --             --           (219)            --
Contract charges                                                   (299)            (2)            (4)        (1,414)          (955)
Contract terminations:
    Surrender benefits                                          (14,105)           (99)            --        (41,514)       (89,169)
    Death benefits                                               (8,764)            --             --           (220)       (41,544)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,477,547        103,933         90,186      4,888,902      3,834,204
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9RE            6RE            8SI            7SI            9SI
OPERATIONS
Investment income (loss) -- net                            $      1,760   $      1,499   $    (11,630)  $    (11,213)  $     (1,121)
Net realized gain (loss) on sales of investments                    277          1,098          7,259         (4,123)           308
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    49,342         72,229        680,100        484,938         57,963
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      51,379         74,826        675,729        469,602         57,150
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      212,832        473,949        617,312        511,339        141,459
Net transfers(1)                                                 70,726         28,098        404,245        314,895         80,816
Transfers for policy loans                                         (363)            --        (14,897)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (29)            (4)          (661)          (555)           (21)
Contract terminations:
    Surrender benefits                                             (718)          (231)       (26,906)       (36,890)          (113)
    Death benefits                                                   --             --           (687)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  282,448        501,812        978,406        788,789        222,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,505         16,035      1,471,971      1,083,434         13,092
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    349,332   $    592,673   $  3,126,106   $  2,341,825   $    292,383
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,262         15,790      1,333,397        985,804         13,148
Contract purchase payments                                      182,233        397,250        512,647        419,594        136,311
Net transfers(1)                                                 59,204         22,214        347,481        254,412         74,531
Transfers for policy loans                                         (264)            --        (10,642)            --             --
Contract charges                                                    (22)            (3)          (548)          (469)           (17)
Contract terminations:
    Surrender benefits                                             (591)          (215)       (22,383)       (31,091)           (97)
    Death benefits                                                   --             --           (567)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                255,822        435,036      2,159,385      1,628,250        223,876
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6SI            8MS            7MS            9MS            6MS
OPERATIONS
Investment income (loss) -- net                            $       (634)  $      3,140   $        199   $       (370)  $       (641)
Net realized gain (loss) on sales of investments                     62            575            234          1,358            152
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    25,389        369,073        280,176         56,974         53,980
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      24,817        372,788        280,609         57,962         53,491
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       89,315        872,728        368,344        292,359        245,844
Net transfers(1)                                                 13,551        797,782        324,938        116,223         87,937
Transfers for policy loans                                           --            (89)            --           (363)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     (2)          (616)          (347)           (30)           (24)
Contract terminations:
    Surrender benefits                                               --         (9,651)       (16,235)        (1,695)            --
    Death benefits                                                   --         (7,889)        (1,148)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  102,864      1,652,265        675,552        406,494        333,757
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   3,831        676,652        785,700         29,310         17,691
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    131,512   $  2,701,705   $  1,741,861   $    493,766   $    404,939
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            3,852        800,760        932,405         29,549         17,843
Contract purchase payments                                       84,731        937,351        400,650        267,445        230,662
Net transfers(1)                                                 12,368        854,952        353,691        106,680         81,784
Transfers for policy loans                                           --            (92)            --           (296)            --
Contract charges                                                     (2)          (652)          (377)           (25)           (20)
Contract terminations:
    Surrender benefits                                               --         (9,910)       (17,577)        (1,495)            --
    Death benefits                                                   --         (8,318)        (1,239)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                100,949      2,574,091      1,667,553        401,858        330,269
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        GK            8TF            7TF            8SE            7SE
OPERATIONS
Investment income (loss) -- net                            $      9,562   $      1,976   $        655   $     (2,047)  $     (4,405)
Net realized gain (loss) on sales of investments               (316,183)          (374)        (1,003)         1,127          1,732
Distributions from capital gains                                     --             --             --         13,473         19,797
Net change in unrealized appreciation or
  depreciation of investments                                 5,178,347         62,159         49,409        135,937        206,244
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   4,871,726         63,761         49,061        148,490        223,368
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      395,330         13,362         12,465         10,068          7,522
Net transfers(1)                                                 73,179         38,715        144,001        (38,606)       (69,473)
Transfers for policy loans                                       13,289             --             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                               (1,362)            --             --             --             --
Contract charges                                                 (6,710)           (47)           (41)          (212)          (264)
Contract terminations:
    Surrender benefits                                         (338,867)        (8,089)        (2,008)        (4,063)       (30,330)
    Death benefits                                              (72,016)            --           (251)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   62,843         43,941        154,166        (32,813)       (92,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               9,597,638        170,429         76,826        350,870        554,458
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 14,532,207   $    278,131   $    280,053   $    466,547   $    685,281
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       19,144,694        202,879         91,606        416,556        661,201
Contract purchase payments                                      677,558         14,187         11,917         10,467          7,990
Net transfers(1)                                                (34,301)        44,236        154,276        (40,932)       (73,471)
Transfers for policy loans                                       23,305             --             --             --             --
Contract charges                                                (11,685)           (50)           (43)          (225)          (295)
Contract terminations:
    Surrender benefits                                         (573,695)        (8,936)        (2,246)        (3,621)       (30,319)
    Death benefits                                             (138,332)            --           (297)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             19,087,544        252,316        255,213        382,245        565,106
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8UE            7UE            9UE            6UE            8MC
OPERATIONS
Investment income (loss) -- net                            $      1,934   $     (2,264)  $        (80)  $        167   $     17,608
Net realized gain (loss) on sales of investments                (46,311)       (42,411)         5,544             21         (7,514)
Distributions from capital gains                                     --             --             --             --         64,392
Net change in unrealized appreciation or
  depreciation of investments                                   564,685        466,088         21,581          7,393      1,081,893
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     520,308        421,413         27,045          7,581      1,156,379
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      285,030        195,309        127,635         47,274      1,205,143
Net transfers(1)                                                298,662        119,815        (32,724)        10,967      1,454,904
Transfers for policy loans                                       (1,080)            --             --             --         (1,777)
Adjustments to net assets allocated to contracts
  in payout period                                                   --            (51)            --             --             --
Contract charges                                                   (970)          (738)           (14)            --         (1,735)
Contract terminations:
    Surrender benefits                                          (51,570)       (23,707)            --             --        (65,339)
    Death benefits                                                 (634)            --             --             --           (661)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  529,438        290,628         94,897         58,241      2,590,535
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,637,981      1,410,430         10,473          5,475      2,666,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,687,727   $  2,122,471   $    132,415   $     71,297   $  6,413,378
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,660,568      2,301,392         11,107          5,808      2,279,951
Contract purchase payments                                      420,086        280,439        129,433         43,104        948,311
Net transfers(1)                                                397,623        145,487        (30,977)        10,209      1,129,589
Transfers for policy loans                                       (1,683)            --             --             --         (1,741)
Contract charges                                                 (1,441)        (1,100)           (12)            --         (1,373)
Contract terminations:
    Surrender benefits                                          (76,951)       (33,748)            --             --        (50,706)
    Death benefits                                                 (853)            --             --             --           (518)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,397,349      2,692,470        109,551         59,121      4,303,513
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7MC            9MC            6MC            8ID            7ID
OPERATIONS
Investment income (loss) -- net                            $      5,084   $      1,018   $        880   $     (2,340)  $     (3,106)
Net realized gain (loss) on sales of investments                    (42)         2,586          2,667            455         (3,288)
Distributions from capital gains                                 53,345          3,716          3,334             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   931,870         51,460         38,691        100,473        108,145
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     990,257         58,780         45,572         98,588        101,751
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      898,932        247,262        254,240         81,305         34,450
Net transfers(1)                                                646,053         48,807         25,524         61,598         50,933
Transfers for policy loans                                           --             --             --            200             --
Adjustments to net assets allocated to contracts
  in payout period                                                 (152)            --             --             --             --
Contract charges                                                 (2,002)           (22)            (9)          (259)          (135)
Contract terminations:
    Surrender benefits                                          (59,098)          (239)          (426)        (4,097)       (12,144)
    Death benefits                                               (1,143)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,482,590        295,808        279,329        138,747         73,104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,791,657         28,274         13,792        227,209        239,885
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  5,264,504   $    382,862   $    338,693   $    464,544   $    414,740
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,397,702         28,843         14,073        350,048        370,610
Contract purchase payments                                      710,357        229,894        232,658        100,306         48,090
Net transfers(1)                                                488,380         48,760         26,199         78,525         68,809
Transfers for policy loans                                           --             --             --            241             --
Contract charges                                                 (1,597)           (18)            (7)          (343)          (174)
Contract terminations:
    Surrender benefits                                          (44,797)          (212)          (453)        (5,561)       (17,958)
    Death benefits                                                 (901)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,549,144        307,267        272,470        523,216        469,377
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9ID            6ID            8FS            7FS            9FS
OPERATIONS
Investment income (loss) -- net                            $        (60)  $         (2)  $       (574)  $     (1,036)  $        (11)
Net realized gain (loss) on sales of investments                      9             --            842          1,777            414
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,067             59        103,307         83,833          1,068
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,016             57        103,575         84,574          1,471
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,325            695         85,471         96,144          1,221
Net transfers(1)                                                    800             --         47,093         61,994          5,553
Transfers for policy loans                                           --             --         (2,099)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     --             --           (152)          (118)            (2)
Contract terminations:
    Surrender benefits                                               (8)            --         (1,579)        (2,866)            --
    Death benefits                                                   --             --           (521)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    7,117            695        128,213        155,154          6,772
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        275,358        249,599            252
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,133   $        752   $    507,146   $    489,327   $      8,495
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        336,552        305,915            262
Contract purchase payments                                        6,413            565         96,493        105,435          1,397
Net transfers(1)                                                    650             --         53,640         59,579          5,231
Transfers for policy loans                                           --             --         (2,437)            --             --
Contract charges                                                     --             --           (169)          (130)            (2)
Contract terminations:
    Surrender benefits                                               (6)            --         (1,593)        (3,550)            --
    Death benefits                                                   --             --           (516)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,057            565        481,970        467,249          6,888
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6FS            8TC            7TC            9TC            6TC
OPERATIONS
Investment income (loss) -- net                            $        (13)  $     (1,220)  $     (2,094)  $        (38)  $        (30)
Net realized gain (loss) on sales of investments                     11         (3,384)        (7,579)             6              3
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,083         61,100         81,464          1,470            704
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       5,081         56,496         71,791          1,438            677
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       24,134         88,920        107,693             50          4,111
Net transfers(1)                                                 12,087         31,404         72,390          4,643          3,419
Transfers for policy loans                                           --            300             --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     (3)          (121)           (64)            --             --
Contract terminations:
    Surrender benefits                                               --         (1,774)          (102)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   36,218        118,729        179,917          4,693          7,530
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        103,394        115,203             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     41,299   $    278,619   $    366,911   $      6,131   $      8,207
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        215,438        240,917             --             --
Contract purchase payments                                       21,996        141,560        174,132             37          3,625
Net transfers(1)                                                 11,773         48,858        118,525          4,598          2,593
Transfers for policy loans                                           --            478             --             --             --
Contract charges                                                     (3)          (208)          (100)            --             --
Contract terminations:
    Surrender benefits                                               --         (3,347)          (174)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 33,766        402,779        533,300          4,635          6,218
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8TL            7TL            9TL            6TL            8GT
OPERATIONS
Investment income (loss) -- net                            $       (433)  $       (516)  $         --   $         --   $     (3,038)
Net realized gain (loss) on sales of investments                    175        (15,845)            --             --        (75,086)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    17,234         29,256              2              6        229,361
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,976         12,895              2              6        151,237
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       36,302         53,632             43             10        120,303
Net transfers(1)                                                 (6,000)       (31,022)            --             80        (38,723)
Transfers for policy loans                                         (127)            --             --             --            (29)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (46)            (6)            --             --           (310)
Contract terminations:
    Surrender benefits                                             (792)            --             --             --         (3,953)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   29,337         22,604             43             90         77,288
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  31,204         41,207             --             --        308,608
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     77,517   $     76,706   $         45   $         96   $    537,133
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           75,945        100,437             --             --      1,197,834
Contract purchase payments                                       78,923        110,870             27             --        404,719
Net transfers(1)                                                (11,080)       (70,692)            --             68       (154,181)
Transfers for policy loans                                         (332)            --             --             --           (195)
Contract charges                                                    (93)           (13)            --             --         (1,017)
Contract terminations:
    Surrender benefits                                           (1,810)            --             --             --        (13,053)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                141,553        140,602             27             68      1,434,107
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7GT            9GT            6GT            8IG            7IG
OPERATIONS
Investment income (loss) -- net                            $     (4,221)  $        (48)  $        (30)  $      4,965   $         17
Net realized gain (loss) on sales of investments                (30,395)           601            114        (81,767)      (159,474)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   202,863            918            778        819,642        770,485
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     168,247          1,471            862        742,840        611,028
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       55,287         15,892          6,715        554,157        164,288
Net transfers(1)                                                (12,978)           860         (1,197)       (94,818)      (429,535)
Transfers for policy loans                                           --             --             --         (5,830)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (304)            (2)            --         (1,445)          (948)
Contract terminations:
    Surrender benefits                                           (4,645)            (8)            --        (27,415)       (33,614)
    Death benefits                                               (1,951)            --             --             --         (1,040)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   35,409         16,742          5,518        424,649       (300,849)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 327,399             93            841      1,879,862      2,049,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    531,055   $     18,306   $      7,221   $  3,047,351   $  2,359,633
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,276,499            101            909      3,861,696      4,229,103
Contract purchase payments                                      184,548         12,887          5,392      1,073,612        305,902
Net transfers(1)                                                (12,500)           658           (909)      (180,413)      (811,664)
Transfers for policy loans                                           --             --             --        (12,607)            --
Contract charges                                                   (981)            (1)            --         (2,779)        (1,841)
Contract terminations:
    Surrender benefits                                          (14,441)            (6)            --        (51,169)       (65,552)
    Death benefits                                               (5,949)            --             --             --         (1,714)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,427,176         13,639          5,392      4,688,340      3,654,234
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9IG            6IG            8AG            7AG            8IP
OPERATIONS
Investment income (loss) -- net                            $        (17)  $         (7)  $     (3,276)  $     (6,694)  $     (4,197)
Net realized gain (loss) on sales of investments                    701              3        (39,038)      (146,984)        (1,115)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,965          1,673        168,374        353,073        348,494
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,649          1,669        126,060        199,395        343,182
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        6,943         14,389         44,957         22,024        437,252
Net transfers(1)                                                  8,978          4,391        (53,118)      (175,654)       594,581
Transfers for policy loans                                           --             --         (2,938)            --              4
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --            554         (1,109)
Contract charges                                                     (4)            --           (606)          (487)          (379)
Contract terminations:
    Surrender benefits                                               --             --            724        (20,978)       (23,120)
    Death benefits                                                   --             --             --           (819)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,917         18,780        (10,981)      (175,360)     1,007,229
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,458             --        379,935        678,932        514,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     24,024   $     20,449   $    495,014   $    702,967   $  1,864,455
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            4,544             --      1,296,509      2,305,008        776,795
Contract purchase payments                                        6,215         11,823        136,438         70,577        636,109
Net transfers(1)                                                  7,624          3,912       (161,803)      (526,696)       787,850
Transfers for policy loans                                           --             --        (10,232)            --             (2)
Contract charges                                                     (3)            --         (1,810)        (1,473)          (525)
Contract terminations:
    Surrender benefits                                               --             --          3,846        (60,557)       (31,954)
    Death benefits                                                   --             --             --         (2,231)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 18,380         15,735      1,262,948      1,784,628      2,168,273
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7IP            9IP            6IP            8MG            7MG
OPERATIONS
Investment income (loss) -- net                            $     (5,186)  $       (284)  $       (501)  $    (18,944)  $    (21,099)
Net realized gain (loss) on sales of investments                (18,077)           381          2,040        (33,968)      (113,822)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   284,511         16,202         24,099        538,666        551,493
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     261,248         16,299         25,638        485,754        416,572
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      380,125         68,202        108,933        491,364        332,358
Net transfers(1)                                                581,056         44,197         29,886        488,633         20,353
Transfers for policy loans                                           --             --             --           (207)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (304)            (4)            --         (1,616)        (1,198)
Contract terminations:
    Surrender benefits                                          (16,125)            --             --        (33,448)       (57,958)
    Death benefits                                                   --             --             --             --        (12,109)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  944,752        112,395        138,819        944,726        281,446
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 477,889          3,478             --      1,921,228      1,964,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,683,889   $    132,172   $    164,457   $  3,351,708   $  2,662,227

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          714,392          3,522             --      4,122,618      4,233,996
Contract purchase payments                                      522,710         63,659        105,412        951,213        634,747
Net transfers(1)                                                763,877         38,046         25,767        904,284          1,680
Transfers for policy loans                                           --             --             --           (445)            --
Contract charges                                                   (422)            (3)            --         (3,156)        (2,365)
Contract terminations:
    Surrender benefits                                          (23,223)            --             --        (63,844)      (119,709)
    Death benefits                                                   --             --             --             --        (22,768)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,977,334        105,224        131,179      5,910,670      4,725,581
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9MG            6MG            8MD            7MD            9MD
OPERATIONS
Investment income (loss) -- net                            $       (799)  $     (1,193)  $    (24,391)  $    (26,069)  $       (732)
Net realized gain (loss) on sales of investments                    445            323        (47,746)       (81,159)         1,602
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,520         19,670        990,721        859,623         19,052
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,166         18,800        918,584        752,395         19,922
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      135,379        123,642        443,631        306,552        136,227
Net transfers(1)                                                 46,607         59,490        257,447        110,376         37,691
Transfers for policy loans                                           --             --         (8,883)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (11)            --         (1,566)        (1,550)            (4)
Contract terminations:
    Surrender benefits                                               --         (2,784)       (74,264)       (61,297)          (250)
    Death benefits                                                   --             --         (1,447)        (6,785)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  181,975        180,348        614,918        347,296        173,664
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   4,073             --      2,547,243      2,273,449          2,488
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    201,214   $    199,148   $  4,080,745   $  3,373,140   $    196,074
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            4,389             --      4,441,985      3,982,413          2,615
Contract purchase payments                                      130,118        121,751        696,302        459,496        120,591
Net transfers(1)                                                 44,110         57,940        355,489        130,032         33,012
Transfers for policy loans                                           --             --        (13,218)            --             --
Contract charges                                                    (10)            --         (2,399)        (2,441)            (3)
Contract terminations:
    Surrender benefits                                               --         (2,506)      (102,903)       (89,402)          (198)
    Death benefits                                                   --             --         (1,872)        (9,214)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                178,607        177,185      5,373,384      4,470,884        156,017
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6MD            8UT            7UT            9UT            6UT
OPERATIONS
Investment income (loss) -- net                            $     (1,147)  $      4,400   $      4,568   $       (196)  $        (71)
Net realized gain (loss) on sales of investments                    274           (869)           (74)             3             44
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    28,132        129,481        133,164          5,634         15,059
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      27,259        133,012        137,658          5,441         15,032
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      185,286        145,701        143,339         32,873         96,411
Net transfers(1)                                                  9,680        198,841         70,120         14,979          3,364
Transfers for policy loans                                           --           (148)            --             --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     (2)          (200)          (221)            --             --
Contract terminations:
    Surrender benefits                                               --        (11,633)        (6,158)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  194,964        332,561        207,080         47,852         99,775
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,366        193,351        348,323             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    223,589   $    658,924   $    693,061   $     53,293   $    114,807
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,436        283,369        511,916             --             --
Contract purchase payments                                      167,799        190,690        173,149         27,468         81,334
Net transfers(1)                                                  9,022        259,154         81,517         12,379          2,736
Transfers for policy loans                                           --           (214)            --             --             --
Contract charges                                                     (1)          (251)          (277)            --             --
Contract terminations:
    Surrender benefits                                               --        (15,023)        (7,788)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                178,256        717,725        758,517         39,847         84,070
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8PE            7PE            9PE            6PE            8EU
OPERATIONS
Investment income (loss) -- net                            $     18,575   $      5,358   $      1,378   $      1,130   $       (430)
Net realized gain (loss) on sales of investments                  2,494         (3,169)         2,120             75            127
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   295,159         99,332         26,018         29,880         32,645
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     316,228        101,521         29,516         31,085         32,342
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      646,580        167,819        136,221        125,227         58,173
Net transfers(1)                                                672,940        240,463          8,724         45,717         21,443
Transfers for policy loans                                       (2,976)            --           (368)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (447)          (176)           (12)           (12)           (40)
Contract terminations:
    Surrender benefits                                          (27,951)        (3,871)            --             --           (522)
    Death benefits                                                 (661)            --             --             --           (673)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,287,485        404,235        144,565        170,932         78,381
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 567,839        280,417         28,865          2,705         52,858
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,171,552   $    786,173   $    202,946   $    204,722   $    163,581
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          698,814        346,058         29,388          2,775         67,325
Contract purchase payments                                      768,703        190,962        131,197        127,513         67,248
Net transfers(1)                                                771,726        269,228         10,628         43,520         24,745
Transfers for policy loans                                       (3,296)            --           (310)            --             --
Contract charges                                                   (500)          (203)           (10)           (11)           (43)
Contract terminations:
    Surrender benefits                                          (32,421)        (4,937)            --             --           (532)
    Death benefits                                                 (751)            --             --             --           (785)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,202,275        801,108        170,893        173,797        157,958
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7EU            9EU            6EU            8HS            7HS
OPERATIONS
Investment income (loss) -- net                            $       (315)  $        (40)  $        (56)  $     (2,587)  $     (2,276)
Net realized gain (loss) on sales of investments                     (1)           423              5           (106)        (2,054)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    15,804          2,127          2,288        144,255         89,695
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      15,488          2,510          2,237        141,562         85,365
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,415          8,236             --        286,022        138,095
Net transfers(1)                                                 64,163          8,651         11,044        159,944         36,719
Transfers for policy loans                                           --             --             --          1,189             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (20)            --             --           (316)          (179)
Contract terminations:
    Surrender benefits                                               --           (255)            --        (10,048)          (399)
    Death benefits                                                   --             --             --           (416)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   69,558         16,632         11,044        436,375        174,236
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  14,189             --             --        580,660        398,094
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,235   $     19,142   $     13,281   $  1,158,597   $    657,695
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           18,137             --             --        747,934        514,207
Contract purchase payments                                        6,341          7,627             --        344,089        166,682
Net transfers(1)                                                 71,853          7,490         10,391        189,891         44,259
Transfers for policy loans                                           --             --             --          1,427             --
Contract charges                                                    (24)            --             --           (380)          (216)
Contract terminations:
    Surrender benefits                                               --           (223)            --        (12,323)          (469)
    Death benefits                                                   --             --             --           (495)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 96,307         14,894         10,391      1,270,143        724,463
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9HS            6HS            8PI            7PI            9PI
OPERATIONS
Investment income (loss) -- net                            $     (1,412)  $       (429)  $     (1,695)  $     (3,789)  $     (1,221)
Net realized gain (loss) on sales of investments                    348            956          3,116         (1,360)         8,174
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    27,443          7,822        743,565        543,658         47,729
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      26,379          8,349        744,986        538,509         54,682
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      258,394         78,981      1,121,446        502,991        213,715
Net transfers(1)                                                 66,428        (10,973)       247,724         68,074         17,033
Transfers for policy loans                                         (375)            --         (5,302)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                    (26)            --           (843)          (706)            (9)
Contract terminations:
    Surrender benefits                                               --           (581)       (41,075)       (28,850)          (713)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  324,421         67,427      1,321,950        541,509        230,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   9,677             --      1,655,703      1,560,383         12,572
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    360,477   $     75,776   $  3,722,639   $  2,640,401   $    297,280
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           10,180             --      2,109,448      1,993,567         12,678
Contract purchase payments                                      249,015         78,408      1,359,961        591,780        201,885
Net transfers(1)                                                 64,790         (9,622)       305,299         99,212         21,667
Transfers for policy loans                                         (336)            --         (5,561)            --             --
Contract charges                                                    (24)            --         (1,006)          (857)            (8)
Contract terminations:
    Surrender benefits                                               --           (616)       (49,985)       (33,770)          (612)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                323,625         68,170      3,718,156      2,649,932        235,610
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       6PI            8IN            7IN             GN            8VS
OPERATIONS
Investment income (loss) -- net                            $       (386)  $     (3,953)  $     (5,527)  $   (327,288)  $    (11,132)
Net realized gain (loss) on sales of investments                  3,600        (35,310)       (80,258)    (3,659,145)      (112,924)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,142        294,523        313,769     10,946,757        537,424
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      16,356        255,260        227,984      6,960,324        413,368
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       85,189         56,951         37,473      1,141,564        145,990
Net transfers(1)                                                (24,915)       (81,537)      (144,783)    (3,182,649)      (146,059)
Transfers for policy loans                                           --           (119)            --         51,249           (308)
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --         (3,159)            --
Contract charges                                                    (16)          (629)          (558)       (21,921)        (1,372)
Contract terminations:
    Surrender benefits                                               --        (16,200)       (19,067)      (846,540)       (48,638)
    Death benefits                                                   --             --         (2,232)      (123,152)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   60,258        (41,534)      (129,167)    (2,984,608)       (50,387)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,275        818,698        845,494     24,060,428      1,277,509
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     91,889   $  1,032,424   $    944,311   $ 28,036,144   $  1,640,490
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,408      1,662,109      1,724,396     29,597,468      3,552,496
Contract purchase payments                                       78,787        108,075         70,239      1,257,155        358,295
Net transfers(1)                                                (21,189)      (153,486)      (295,510)    (3,510,138)      (340,097)
Transfers for policy loans                                           --           (212)            --         55,647         (1,000)
Contract charges                                                    (13)        (1,181)        (1,032)       (24,062)        (3,359)
Contract terminations:
    Surrender benefits                                               --        (29,921)       (34,882)      (927,339)      (114,716)
    Death benefits                                                   --             --         (3,700)      (132,555)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 72,993      1,585,384      1,459,511     26,316,176      3,451,619
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7VS            9VS            6VS            8MI            7MI
OPERATIONS
Investment income (loss) -- net                            $    (12,388)  $         --   $        (89)  $     (7,971)  $    (12,181)
Net realized gain (loss) on sales of investments               (250,109)            --              5             47         10,236
Distributions from capital gains                                     --             --             --         50,448         63,145
Net change in unrealized appreciation or
  depreciation of investments                                   614,374             11          1,722        381,922        447,534
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     351,877             11          1,638        424,446        508,734
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       53,988            182         29,616         46,091         55,986
Net transfers(1)                                               (322,326)            --             --         37,503        126,520
Transfers for policy loans                                           --             --             --             62             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                 (1,100)            --             --           (465)          (668)
Contract terminations:
    Surrender benefits                                          (24,531)            --             --        (21,274)       (12,205)
    Death benefits                                               (4,126)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (298,095)           182         29,616         61,917        169,633
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,255,423             --             --        867,880      1,029,614
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,309,205   $        193   $     31,254   $  1,354,243   $  1,707,981
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,506,803             --             --        788,846        940,151
Contract purchase payments                                      137,030            138         25,430         36,851         42,849
Net transfers(1)                                               (794,362)            --             --         23,020         82,895
Transfers for policy loans                                           --             --             --             47             --
Contract charges                                                 (2,736)            --             --           (359)          (546)
Contract terminations:
    Surrender benefits                                          (64,650)            --             --        (16,951)        (9,797)
    Death benefits                                               (9,452)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,772,633            138         25,430        831,454      1,055,552
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8SO            7SO            9SO            6SO            8SV
OPERATIONS
Investment income (loss) -- net                            $     (7,218)  $     (8,586)  $       (811)  $     (1,350)  $    (12,160)
Net realized gain (loss) on sales of investments                 (2,337)       (13,975)         2,054          1,602          4,422
Distributions from capital gains                                     --             --             --             --         40,535
Net change in unrealized appreciation or
  depreciation of investments                                   316,083        305,108         27,127         42,412        728,664
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     306,528        282,547         28,370         42,664        761,461
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      282,452        127,225        112,301        120,273        114,484
Net transfers(1)                                                205,064         71,577         51,260         53,495         61,390
Transfers for policy loans                                          860             --             --             --          2,204
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (636)          (406)            (8)            --           (944)
Contract terminations:
    Surrender benefits                                          (16,248)       (21,707)          (439)        (9,350)       (59,370)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  471,492        176,689        163,114        164,418        117,764
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 635,366        704,122            284            848      1,805,026
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,413,386   $  1,163,358   $    191,768   $    207,930   $  2,684,251
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          884,064        982,461            303            903      1,630,638
Contract purchase payments                                      340,266        155,196        105,990        118,223         89,259
Net transfers(1)                                                247,935         86,903         44,926         53,378         39,270
Transfers for policy loans                                        1,027             --             --             --          1,483
Contract charges                                                   (775)          (502)            (6)            --           (772)
Contract terminations:
    Surrender benefits                                          (22,833)       (25,057)          (354)        (8,366)       (45,664)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,449,684      1,199,001        150,859        164,138      1,714,214
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7SV            8IT            7IT            9IT            6IT
OPERATIONS
Investment income (loss) -- net                            $    (17,666)  $     (9,151)  $    (11,387)  $       (849)  $     (1,366)
Net realized gain (loss) on sales of investments                  1,750        (13,317)       (24,719)         2,472          2,399
Distributions from capital gains                                 41,802             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   762,474        790,407        720,143         45,033         57,684
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     788,360        767,939        684,037         46,656         58,717
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,147        943,740        434,915        189,181        213,473
Net transfers(1)                                                (35,362)       518,325        412,299         52,772         60,296
Transfers for policy loans                                           --            934             --           (366)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                 (1,001)          (898)          (654)           (15)            (9)
Contract terminations:
    Surrender benefits                                          (41,848)       (29,821)       (21,461)          (290)            --
    Death benefits                                                   --         (1,192)        (9,038)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    8,936      1,431,088        816,061        241,282        273,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,013,933      1,039,146      1,100,022         12,078             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,811,229   $  3,238,173   $  2,600,120   $    300,016   $    332,477
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,827,609      1,929,866      2,052,045         11,822             --
Contract purchase payments                                       66,980      1,425,387        695,089        150,835        173,447
Net transfers(1)                                                (56,822)       766,075        588,154         37,156         47,875
Transfers for policy loans                                           --          1,505             --           (245)            --
Contract charges                                                   (825)        (1,380)        (1,042)           (10)            (6)
Contract terminations:
    Surrender benefits                                          (29,859)       (49,960)       (33,034)          (236)            --
    Death benefits                                                   --         (1,601)       (11,856)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,807,083      4,069,892      3,289,356        199,322        221,316
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       8SP            7SP            9SP            6SP            8AA
OPERATIONS
Investment income (loss) -- net                            $    (39,669)  $    (50,945)  $     (3,073)  $     (5,912)  $     18,460
Net realized gain (loss) on sales of investments                  6,249          2,286          4,441          3,673        (39,017)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 1,923,494      1,935,044        110,899        180,916        424,885
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,890,074      1,886,385        112,267        178,677        404,328
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,459,717      1,678,124        377,066        763,765        418,225
Net transfers(1)                                              1,785,752      1,353,769        177,132        132,730        (75,120)
Transfers for policy loans                                          303             --           (407)            --            155
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                 (2,109)        (2,030)           (20)           (44)        (1,165)
Contract terminations:
    Surrender benefits                                          (79,426)       (77,770)        (6,173)          (237)       (62,475)
    Death benefits                                                   --        (40,471)            --             --         (7,758)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                4,164,237      2,911,622        547,598        896,214        271,862
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,753,417      3,349,259         45,777         18,816      1,834,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,807,728   $  8,147,266   $    705,642   $  1,093,707   $  2,510,644
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,942,021      3,594,886         46,044         18,932      2,188,166
Contract purchase payments                                    2,210,663      1,481,734        310,393        651,884        454,994
Net transfers(1)                                              1,538,455      1,194,660        149,422        107,311        (91,761)
Transfers for policy loans                                           44             --           (286)            --            161
Contract charges                                                 (1,876)        (1,847)           (15)           (32)        (1,274)
Contract terminations:
    Surrender benefits                                          (68,552)       (71,174)        (4,877)          (232)       (70,563)
    Death benefits                                                   --        (33,870)            --             --         (8,342)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              6,620,755      6,164,389        500,681        777,863      2,471,381
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       7AA            9AA            6AA            8WI            7WI
OPERATIONS
Investment income (loss) -- net                            $     11,288   $      1,106   $        201   $     (2,213)  $     (2,064)
Net realized gain (loss) on sales of investments                (12,665)         1,227          1,101         (3,015)        (8,483)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   323,213         28,994          6,157        164,309        105,915
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     321,836         31,327          7,459        159,081         95,368
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      226,734        126,637         48,819        232,974         47,903
Net transfers(1)                                                 93,032         (6,576)        16,634        137,350        123,918
Transfers for policy loans                                           --             --             --           (638)            --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                   (489)            --             --           (253)          (118)
Contract terminations:
    Surrender benefits                                          (29,437)        (5,203)            --         (3,205)       (20,390)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  289,840        114,858         65,453        366,228        151,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,449,653        112,703             --        317,363        257,318
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,061,329   $    258,888   $     72,912   $    842,672   $    503,999
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,734,943        116,823             --        460,739        374,803
Contract purchase payments                                      240,406        118,339         48,027        303,416         63,426
Net transfers(1)                                                 96,571         (8,252)        15,238        178,647        153,479
Transfers for policy loans                                           --             --             --           (868)            --
Contract charges                                                   (546)            --             --           (341)          (161)
Contract terminations:
    Surrender benefits                                          (31,441)        (4,898)            --         (3,927)       (27,734)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,039,933        222,012         63,265        937,666        563,813
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       9WI            6WI            8SG            7SG            9SG
OPERATIONS
Investment income (loss) -- net                            $        (49)  $        (71)  $     (4,422)  $     (7,293)  $        (56)
Net realized gain (loss) on sales of investments                    922              5         (1,171)       (54,371)            53
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     2,697          3,364        220,428        353,161          1,886
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,570          3,298        214,835        291,497          1,883
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,378          8,906        151,429        391,974         15,445
Net transfers(1)                                                 11,935         23,781        193,426        (34,773)         6,503
Transfers for policy loans                                           --             --           (744)            --             --
Adjustments to net assets allocated to contracts
  in payout period                                                   --             --             --             --             --
Contract charges                                                     --             --           (353)          (309)            (1)
Contract terminations:
    Surrender benefits                                               --             --        (16,764)       (27,999)          (120)
    Death benefits                                                   --             --             --         (1,225)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   26,313         32,687        326,994        327,668         21,827
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,429             --        338,526        469,542             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,312   $     35,985   $    880,355   $  1,088,707   $     23,710
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                            1,469             --        586,669        816,439             --
Contract purchase payments                                       12,498          8,067        229,846        671,017         12,660
Net transfers(1)                                                 10,754         20,494        289,511       (101,340)         5,024
Transfers for policy loans                                           --             --         (1,290)            --             --
Contract charges                                                     --             --           (523)          (484)            (1)
Contract terminations:
    Surrender benefits                                               --             --        (23,722)       (40,151)           (94)
    Death benefits                                                   --             --             --         (1,802)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 24,721         28,561      1,080,491      1,343,679         17,589
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                        SEGREGATED
                                                                                                                          ASSET
                                                                                                                        SUBACCOUNT
                                                                                                                       ------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                                   6SG
OPERATIONS
Investment income (loss) -- net                                                                                        $       (426)
Net realized gain (loss) on sales of investments                                                                                 57
Distributions from capital gains                                                                                                 --
Net change in unrealized appreciation or
  depreciation of investments                                                                                                14,423
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                                  14,054
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                                   53,282
Net transfers(1)                                                                                                             10,169
Transfers for policy loans                                                                                                       --
Adjustments to net assets allocated to contracts
  in payout period                                                                                                               --
Contract charges                                                                                                                (10)
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                               63,441
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                                              $     77,495
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                                           --
Contract purchase payments                                                                                                   48,100
Net transfers(1)                                                                                                              9,634
Transfers for policy loans                                                                                                       --
Contract charges                                                                                                                 (8)
Contract terminations:
    Surrender benefits                                                                                                           --
    Death benefits                                                                                                               --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                                             57,726
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.
(2) For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002                                 BC8            BC7           BC9(2)         BC6(2)          CR8
OPERATIONS
Investment income (loss) -- net                            $        374   $       (770)  $         --   $         --   $       (458)
Net realized gain (loss) on sales of investments                (23,374)       (62,988)            --             --        (44,986)
Distributions from capital gains                                     --             --             --             --         17,035
Net change in unrealized appreciation or
  depreciation of investments                                  (103,856)       (62,377)            --             --        (26,482)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (126,856)      (126,135)            --             --        (54,891)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      247,086         56,777             --             --         50,328
Net transfers(1)                                                (99,457)      (163,589)            --             --        (25,635)
Transfers for policy loans                                       (1,411)            --             --             --            (36)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (354)          (299)            --             --           (209)
Contract terminations:
    Surrender benefits                                           (6,298)       (14,197)            --             --        (10,606)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  139,566       (121,308)            --             --         13,842
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 487,418        615,828             --             --        241,390
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    500,128   $    368,385   $         --   $         --   $    200,341
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          653,100        827,236             --             --        338,707
Contract purchase payments                                      370,601         81,706             --             --         83,571
Net transfers(1)                                               (139,272)      (242,016)            --             --        (41,291)
Transfers for policy loans                                       (2,257)            --             --             --            (68)
Contract charges                                                   (592)          (480)            --             --           (334)
Contract terminations:
    Surrender benefits                                           (8,503)       (20,433)            --             --        (17,329)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                873,077        646,013             --             --        363,256
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     CR7           CR9(2)         CR6(2)           GC            CM8
OPERATIONS
Investment income (loss) -- net                            $       (992)  $         --   $         --   $    (66,956)  $     63,634
Net realized gain (loss) on sales of investments                (19,633)            --             --     (1,641,902)          (208)
Distributions from capital gains                                 19,082             --             --        841,509             --
Net change in unrealized appreciation or
  depreciation of investments                                   (65,872)            --             --     (1,694,402)           211
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (67,415)            --             --     (2,561,751)        63,637
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       75,189             --             --        348,552     19,925,058
Net transfers(1)                                                 20,491             --             --     (1,569,647)   (18,042,073)
Transfers for policy loans                                           --             --             --          5,451        (70,734)
Annuity payments                                                   (389)            --             --         (8,444)            --
Contract charges                                                    (98)            --             --         (6,538)        (2,097)
Contract terminations:
    Surrender benefits                                           (1,799)            --             --       (420,202)      (587,907)
    Death benefits                                               (3,943)            --             --        (89,165)       (22,218)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   89,451             --             --     (1,739,993)     1,200,029
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 231,525             --             --     11,844,749     14,687,397
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    253,561   $         --   $         --   $  7,543,005   $ 15,951,063
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          325,756             --             --      9,549,366     14,112,210
Contract purchase payments                                      113,001             --             --        321,582     19,021,187
Net transfers(1)                                                 33,165             --             --     (1,501,064)   (17,214,604)
Transfers for policy loans                                           --             --             --          5,197        (67,742)
Contract charges                                                   (159)            --             --         (6,225)        (2,010)
Contract terminations:
    Surrender benefits                                          (15,894)            --             --       (487,042)      (563,406)
    Death benefits                                               (5,802)            --             --        (75,609)       (21,330)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                450,067             --             --      7,806,205     15,264,305
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     CM7           CM9(2)         CM6(2)           GM            BD8
OPERATIONS
Investment income (loss) -- net                            $     29,744   $         (9)  $        (14)  $    (10,251)  $    288,180
Net realized gain (loss) on sales of investments                   (213)            --             --         (4,531)        (9,985)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       213             --             --          4,533         71,360
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      29,744             (9)           (14)       (10,249)       349,555
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   17,471,717        188,474        157,669        529,629      3,953,095
Net transfers(1)                                            (18,748,039)       (56,083)       (53,270)    (2,265,634)       489,942
Transfers for policy loans                                           --             --             --         99,856          8,304
Annuity payments                                                     --             --             --         (1,594)            --
Contract charges                                                 (2,661)            --             --         (3,912)        (1,140)
Contract terminations:
    Surrender benefits                                         (333,799)            --             --     (1,051,829)      (150,497)
    Death benefits                                              (78,264)            --             --       (442,662)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,691,046)       132,391        104,399     (3,136,146)     4,299,704
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              14,166,500             --             --     14,039,114      4,215,537
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 12,505,198   $    132,382   $    104,385   $ 10,892,719   $  8,864,796
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       13,645,556             --             --     11,655,232      3,859,665
Contract purchase payments                                   16,806,863        188,602        157,826        439,782      3,573,576
Net transfers(1)                                            (18,033,161)       (56,123)       (53,325)    (1,882,133)       444,417
Transfers for policy loans                                           --             --             --         82,904          7,479
Contract charges                                                 (2,559)            --             --         (3,249)        (1,025)
Contract terminations:
    Surrender benefits                                         (321,111)            --             --       (883,425)      (135,501)
    Death benefits                                              (75,274)            --             --       (367,523)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,020,314        132,479        104,501      9,041,588      7,748,611
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     BD7           BD9(2)         BD6(2)           GS            DE8
OPERATIONS
Investment income (loss) -- net                            $    282,643   $          4   $         24   $  1,000,414   $     13,554
Net realized gain (loss) on sales of investments                (12,642)            --             --       (186,847)       (14,587)
Distributions from capital gains                                     --             --             --             --          4,448
Net change in unrealized appreciation or
  depreciation of investments                                    75,524             17            103        348,667       (355,870)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     345,525             21            127      1,162,234       (352,455)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,416,840          2,714         11,907        419,314        722,749
Net transfers(1)                                              1,174,028            420         13,322      6,631,612        457,361
Transfers for policy loans                                           --             --             --          7,692           (756)
Annuity payments                                                     --             --             --         (8,978)            --
Contract charges                                                 (1,928)            --             --         (6,931)          (701)
Contract terminations:
    Surrender benefits                                         (128,881)            --             --     (1,163,012)       (12,488)
    Death benefits                                               (6,392)            --             --       (398,125)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,453,667          3,134         25,229      5,481,572      1,166,165
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               4,483,653             --             --     22,992,398      1,098,827
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  8,282,845   $      3,155   $     25,356   $ 29,636,204   $  1,912,537
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,118,532             --             --     18,711,436      1,088,856
Contract purchase payments                                    2,198,450          2,679         11,751        338,598        805,762
Net transfers(1)                                              1,085,933            418         13,141      5,374,752        478,929
Transfers for policy loans                                           --             --             --          6,224           (737)
Contract charges                                                 (1,746)            --             --         (5,683)          (820)
Contract terminations:
    Surrender benefits                                         (117,130)            --             --     (1,035,119)       (13,747)
    Death benefits                                               (5,756)            --             --       (323,766)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,278,283          3,097         24,892     23,066,442      2,358,243
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     DE7           DE9(2)         DE6(2)          EM8            EM7
OPERATIONS
Investment income (loss) -- net                            $     11,724   $         (5)  $         --   $       (832)  $     (1,459)
Net realized gain (loss) on sales of investments                (54,225)            --             --           (694)        (1,240)
Distributions from capital gains                                  5,342             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (409,921)            32              4         (8,008)       (13,350)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (447,080)            27              4         (9,534)       (16,049)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      665,812          9,626          2,945         39,181         70,953
Net transfers(1)                                                511,889             --             --          6,687         10,154
Transfers for policy loans                                           --             --             --         (1,027)            --
Annuity payments                                                   (150)            --             --             --             --
Contract charges                                                   (620)            --             --            (21)           (23)
Contract terminations:
    Surrender benefits                                          (27,998)            --             --         (1,289)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,148,933          9,626          2,945         43,531         81,084
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,313,064             --             --         86,987         92,547
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,014,917   $      9,653   $      2,949   $    120,984   $    157,582
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,302,504             --             --        100,493        107,196
Contract purchase payments                                      719,576          9,701          2,965         44,024         78,030
Net transfers(1)                                                501,225             --             --          7,231          9,661
Transfers for policy loans                                           --             --             --         (1,258)            --
Contract charges                                                   (696)            --             --            (25)           (28)
Contract terminations:
    Surrender benefits                                          (42,656)            --             --         (1,544)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,479,953          9,701          2,965        148,921        194,859
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    EM9(2)         EM6(2)          ES8            ES7           ES9(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $     (1,295)  $     (2,864)  $         (4)
Net realized gain (loss) on sales of investments                     --             --         (3,364)        (3,754)            (4)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --        (24,564)       (41,469)             2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --        (29,223)       (48,087)            (6)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --        167,081        105,889          7,259
Net transfers(1)                                                     --             --         76,152        117,738             --
Transfers for policy loans                                           --             --            (37)            --             --
Annuity payments                                                     --             --             --         (1,296)            --
Contract charges                                                     --             --            (67)           (77)            --
Contract terminations:
    Surrender benefits                                               --             --         (1,011)          (499)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --        242,118        221,755          7,259
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         85,864        182,831             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $    298,759   $    356,499   $      7,253
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         86,293        183,987             --
Contract purchase payments                                           --             --        183,787        114,385          7,373
Net transfers(1)                                                     --             --         81,950        126,863             --
Transfers for policy loans                                           --             --            (47)            --             --
Contract charges                                                     --             --            (79)           (86)            --
Contract terminations:
    Surrender benefits                                               --             --         (1,158)       (23,807)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --        350,746        401,342          7,373
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    ES6(2)          GB8            GB7           GB9(2)         GB6(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $     41,971   $     64,021   $         (1)  $         (2)
Net realized gain (loss) on sales of investments                     --          6,055          5,936             --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (19)       114,224        174,662            109            105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (20)       162,250        244,619            108            103
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,990        452,253        551,306          6,653          2,093
Net transfers(1)                                                     --        485,657        519,301            210          5,323
Transfers for policy loans                                           --         (8,274)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (150)          (347)            --             --
Contract terminations:
    Surrender benefits                                               --        (30,273)       (38,603)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,990        899,213      1,031,657          6,863          7,416
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        557,939      1,053,565             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,970   $  1,619,402   $  2,329,841   $      6,971   $      7,519
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        529,405      1,001,138             --             --
Contract purchase payments                                        5,053        415,764        504,174          6,490          2,043
Net transfers(1)                                                     --        435,208        473,127            206          5,184
Transfers for policy loans                                           --         (7,337)            --             --             --
Contract charges                                                     --           (133)          (309)            --             --
Contract terminations:
    Surrender benefits                                               --        (26,458)       (34,277)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,053      1,346,449      1,943,853          6,696          7,227
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      GY            GR8            GR7           GR9(2)         GR6(2)
OPERATIONS
Investment income (loss) -- net                            $    221,793   $     (8,191)  $    (10,651)  $        (12)  $         --
Net realized gain (loss) on sales of investments                (29,406)       (93,316)      (186,326)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   621,047       (288,565)      (206,266)          (709)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     813,434       (390,072)      (403,243)          (721)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       86,826        387,433        103,079          3,100             --
Net transfers(1)                                                956,793        121,939       (152,988)        17,965             --
Transfers for policy loans                                        1,332         (1,837)            --             --             --
Annuity payments                                                   (449)            --             --             --             --
Contract charges                                                 (1,819)        (1,498)          (875)            --             --
Contract terminations:
    Surrender benefits                                         (174,267)       (30,224)        (4,489)            --             --
    Death benefits                                              (70,545)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  797,871        475,813        (55,273)        21,065             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,628,331      1,156,640      1,491,867             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,239,636   $  1,242,381   $  1,033,351   $     20,344   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        5,193,831      2,185,087      2,825,617             --             --
Contract purchase payments                                       76,746        868,074        229,113          3,186             --
Net transfers(1)                                                830,120        223,323       (368,506)        18,451             --
Transfers for policy loans                                        1,150         (4,730)            --             --             --
Contract charges                                                 (1,603)        (3,476)        (2,047)            --             --
Contract terminations:
    Surrender benefits                                         (157,344)       (68,246)       (10,342)            --             --
    Death benefits                                              (61,612)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,881,288      3,200,032      2,673,835         21,637             --
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     EI8            EI7           EI9(2)         EI6(2)           GV
OPERATIONS
Investment income (loss) -- net                            $    247,266   $    305,595   $         43   $         23   $  1,156,011
Net realized gain (loss) on sales of investments                (66,635)      (122,599)            --             --     (1,356,031)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (421,600)      (511,602)           (13)           (13)    (1,349,958)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (240,969)      (328,606)            30             10     (1,549,978)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,923,377      1,814,815         14,025          6,449        233,031
Net transfers(1)                                                571,417        530,372          1,692          3,736       (536,514)
Transfers for policy loans                                      (15,944)            --             --             --          5,147
Annuity payments                                                     --             --             --             --         (4,605)
Contract charges                                                   (605)        (1,094)            --             --         (5,367)
Contract terminations:
    Surrender benefits                                          (58,846)       (87,996)            --             --       (583,451)
    Death benefits                                              (30,797)       (15,176)            --             --       (200,991)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,388,602      2,240,921         15,717         10,185     (1,092,750)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,517,158      3,440,412             --             --     19,309,722
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,664,791   $  5,352,727   $     15,747   $     10,195   $ 16,666,994
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,595,602      3,548,217             --             --     18,350,804
Contract purchase payments                                    2,084,249      1,974,972         13,641          6,277        235,980
Net transfers(1)                                                617,486        554,343          1,646          3,637       (681,643)
Transfers for policy loans                                      (16,671)            --             --             --          5,283
Contract charges                                                   (673)        (1,218)            --             --         (5,449)
Contract terminations:
    Surrender benefits                                          (64,707)       (98,255)            --             --       (603,420)
    Death benefits                                              (33,051)       (16,878)            --             --       (210,858)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              5,182,235      5,961,181         15,287          9,914     17,090,697
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     IE8            IE7           IE9(2)         IE6(2)           GI
OPERATIONS
Investment income (loss) -- net                            $        239   $        115   $         --   $         --   $    (31,488)
Net realized gain (loss) on sales of investments                 (8,189)       (20,777)            --             --     (2,319,470)
Distributions from capital gains                                    224            594             --             --         25,859
Net change in unrealized appreciation or
  depreciation of investments                                   (14,604)       (40,172)            --             --        (74,642)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (22,330)       (60,240)            --             --     (2,399,741)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,107         16,839             --             --        502,999
Net transfers(1)                                                 (2,777)        10,874             --             --     (1,927,599)
Transfers for policy loans                                         (493)            --             --             --         13,291
Annuity payments                                                     --             --             --             --         (4,730)
Contract charges                                                    (72)           (73)            --             --         (6,082)
Contract terminations:
    Surrender benefits                                           (5,000)        (2,250)            --             --       (399,307)
    Death benefits                                                   --             --             --             --        (56,789)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,765         25,390             --             --     (1,878,217)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 116,753        291,073             --             --     13,613,710
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     99,188   $    256,223   $         --   $         --   $  9,335,752
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          182,011        454,893             --             --     15,215,179
Contract purchase payments                                       22,036         29,426             --             --        615,057
Net transfers(1)                                                 (3,768)        14,714             --             --     (2,367,218)
Transfers for policy loans                                         (776)            --             --             --         16,294
Contract charges                                                   (130)          (127)            --             --         (7,590)
Contract terminations:
    Surrender benefits                                           (8,818)        (4,027)            --             --       (495,238)
    Death benefits                                                   --             --             --             --        (67,222)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                190,555        494,879             --             --     12,909,262
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     MF8            MF7           MF9(2)         MF6(2)           GD
OPERATIONS
Investment income (loss) -- net                            $     15,319   $     22,227   $         --   $         (1)  $    347,822
Net realized gain (loss) on sales of investments                (84,649)       (79,306)            --             --     (2,015,657)
Distributions from capital gains                                 72,585        106,882             --             --      2,394,196
Net change in unrealized appreciation or
  depreciation of investments                                  (129,159)      (264,044)            --             (8)    (4,907,104)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (125,904)      (214,241)            --             (9)    (4,180,743)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      338,856        229,773             --             --        780,110
Net transfers(1)                                               (219,122)        76,503             --          3,204     (2,914,973)
Transfers for policy loans                                           --             --             --             --         39,995
Annuity payments                                                     --           (246)            --             --        (24,493)
Contract charges                                                   (584)          (705)            --             --        (17,306)
Contract terminations:
    Surrender benefits                                           (8,788)        (7,936)            --             --       (991,288)
    Death benefits                                                   --             --             --             --       (226,167)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  110,362        297,389             --          3,204     (3,354,122)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 832,923      1,235,005             --             --     30,376,134
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    817,381   $  1,318,153   $         --   $      3,195   $ 22,841,269
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          987,821      1,468,342             --             --     22,180,150
Contract purchase payments                                      430,117        293,873             --             --        626,519
Net transfers(1)                                               (284,064)        66,366             --          3,313     (2,451,408)
Transfers for policy loans                                           --             --             --             --         31,649
Contract charges                                                   (758)          (941)            --             --        (14,057)
Contract terminations:
    Surrender benefits                                          (11,577)       (17,010)            --             --       (950,996)
    Death benefits                                                   --             --             --             --       (181,820)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,121,539      1,810,630             --          3,313     19,240,037
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     ND8            ND7           ND9(2)         ND6(2)           GG
OPERATIONS
Investment income (loss) -- net                            $    (14,279)  $    (30,136)  $        (19)  $         (5)  $   (549,640)
Net realized gain (loss) on sales of investments               (125,192)      (248,376)            --             --     (2,988,546)
Distributions from capital gains                                  5,174          6,412             --             --         78,743
Net change in unrealized appreciation or
  depreciation of investments                                (1,529,920)    (1,596,782)          (965)          (292)   (16,518,752)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (1,664,217)    (1,868,882)          (984)          (297)   (19,978,195)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,931,064      1,921,353         47,694         17,109      2,976,059
Net transfers(1)                                              1,229,969        443,268             --             --     (7,395,657)
Transfers for policy loans                                        4,818             --             --             --         97,384
Annuity payments                                                     --         (4,018)            --             --        (31,795)
Contract charges                                                 (5,384)        (3,515)            --             --        (58,170)
Contract terminations:
    Surrender benefits                                         (138,253)      (142,131)            --             --     (2,650,367)
    Death benefits                                              (76,408)        (1,859)            --             --       (519,038)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                3,945,806      2,213,098         47,694         17,109     (7,581,584)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               5,167,234      6,482,439             --             --     88,658,365
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  7,448,823   $  6,826,655   $     46,710   $     16,812   $ 61,098,586
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        6,990,380      8,744,321             --             --     57,867,542
Contract purchase payments                                    4,544,105      2,902,404         49,844         17,946      2,199,288
Net transfers(1)                                              1,793,003        517,089             --             --     (6,039,084)
Transfers for policy loans                                        5,691             --             --             --         71,698
Contract charges                                                 (8,440)        (5,539)            --             --        (44,063)
Contract terminations:
    Surrender benefits                                         (214,915)      (262,382)            --             --     (1,978,514)
    Death benefits                                             (110,546)        (2,523)            --             --       (391,286)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             12,999,278     11,893,370         49,844         17,946     51,685,581
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SV8            SV7           SV9(2)         SV6(2)          IV8
OPERATIONS
Investment income (loss) -- net                            $    (10,152)  $    (12,600)  $         (9)  $         (1)  $      5,286
Net realized gain (loss) on sales of investments                  3,440        (14,451)            --             --        (32,648)
Distributions from capital gains                                  9,666          8,087             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (318,489)      (280,440)           (24)            15       (549,287)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (315,535)      (299,404)           (33)            14       (576,649)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,351,375      1,275,890         11,521          1,430        817,837
Net transfers(1)                                                867,640        412,447          8,847             (9)       474,710
Transfers for policy loans                                       (3,142)            --             --             --         (8,232)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (427)          (309)            --             --         (1,181)
Contract terminations:
    Surrender benefits                                          (10,291)        (1,439)            --             --        (37,813)
    Death benefits                                               (5,571)          (324)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,199,584      1,686,265         20,368          1,421      1,245,321
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 649,447        672,186             --             --      1,766,085
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,533,496   $  2,059,047   $     20,335   $      1,435   $  2,434,757
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          605,879        627,580             --             --      2,213,644
Contract purchase payments                                    1,295,006      1,208,096         11,595          1,448      1,150,300
Net transfers(1)                                                829,534        375,384          8,782             (9)       664,007
Transfers for policy loans                                       (3,581)            --             --             --        (11,323)
Contract charges                                                   (467)          (336)            --             --         (1,749)
Contract terminations:
    Surrender benefits                                           (9,871)        (1,577)            --             --        (51,880)
    Death benefits                                               (6,307)          (350)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,710,193      2,208,797         20,377          1,439      3,962,999
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     IV7           IV9(2)         IV6(2)          FI8            FI7
OPERATIONS
Investment income (loss) -- net                            $      1,107   $         --   $         (2)  $    142,210   $    119,771
Net realized gain (loss) on sales of investments                (67,554)            --             --          8,328          8,423
Distributions from capital gains                                     --             --             --         44,187         42,059
Net change in unrealized appreciation or
  depreciation of investments                                  (479,120)            --           (117)       133,077        125,806
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (545,567)            --           (119)       327,802        296,059
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,119,092            442          4,655      6,292,372      2,845,691
Net transfers(1)                                                231,151             --          3,209        486,292      1,694,255
Transfers for policy loans                                           --             --             --         (5,781)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (905)            --             --           (661)        (1,307)
Contract terminations:
    Surrender benefits                                          (13,972)            --             --       (129,465)       (70,100)
    Death benefits                                               (1,935)            --             --             --        (58,211)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,333,431            442          7,864      6,642,757      4,410,328
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,500,796             --             --      2,971,628      4,386,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,288,660   $        442   $      7,745   $  9,942,187   $  9,092,976
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,885,679             --             --      2,737,411      4,050,336
Contract purchase payments                                    1,606,362            465          4,804      5,682,999      2,567,613
Net transfers(1)                                                275,030             --          3,346        420,489      1,508,851
Transfers for policy loans                                           --             --             --         (5,220)            --
Contract charges                                                 (1,325)            --             --           (590)        (1,174)
Contract terminations:
    Surrender benefits                                          (21,014)            --             --       (115,524)       (62,692)
    Death benefits                                               (2,440)            --             --             --        (53,395)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,742,292            465          8,150      8,719,565      8,009,539
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    FI9(2)         FI6(2)          SC8            SC7           SC9(2)
OPERATIONS
Investment income (loss) -- net                            $        142   $         13   $     (4,221)  $     (6,115)  $         (4)
Net realized gain (loss) on sales of investments                      1             --        (20,184)        (3,944)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       612             67       (100,980)      (124,670)           (25)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         755             80       (125,385)      (134,729)           (29)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      140,183         11,716        221,942        180,050          8,303
Net transfers(1)                                                 (3,500)        13,320        185,064        150,951             --
Transfers for policy loans                                           --             --           (598)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --           (259)          (342)            --
Contract terminations:
    Surrender benefits                                               --             --         (7,087)        (2,547)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  136,683         25,036        399,062        328,112          8,303
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        386,349        524,892             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    137,438   $     25,116   $    660,026   $    718,275   $      8,274
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        440,138        599,325             --
Contract purchase payments                                      140,939         11,770        277,563        213,193          8,480
Net transfers(1)                                                 (3,519)        13,349        206,052        189,227             --
Transfers for policy loans                                           --             --           (737)            --             --
Contract charges                                                     --             --           (334)          (436)            --
Contract terminations:
    Surrender benefits                                               --             --         (9,302)        (2,979)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                137,420         25,119        913,380        998,330          8,480
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    SC6(2)          ST8            ST7           ST9(2)         ST6(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        (62)  $        (54)  $         --   $         --
Net realized gain (loss) on sales of investments                     --         (1,656)        (1,145)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                         1         (7,175)        (3,950)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --         (8,893)        (5,149)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,683          3,976         27,121             --             --
Net transfers(1)                                                  2,143          1,803         (4,019)            --             --
Transfers for policy loans                                           --            (35)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             (8)            (5)            --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,826          5,736         23,097             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         35,101          2,054             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,826   $     31,944   $     20,002   $         --            $--
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         36,410          2,132             --             --
Contract purchase payments                                        1,731          4,591         29,802             --             --
Net transfers(1)                                                  2,191          1,265         (5,425)            --             --
Transfers for policy loans                                           --            (47)            --             --             --
Contract charges                                                     --            (10)            (7)            --             --
Contract terminations:
    Surrender benefits                                               --             --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,922         42,209         26,502             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     SA8            SA7           SA9(2)         SA6(2)           GA
OPERATIONS
Investment income (loss) -- net                            $     (3,688)  $     (6,524)  $         --   $         --   $   (113,943)
Net realized gain (loss) on sales of investments                (91,627)      (260,778)            --             --     (2,631,225)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (112,485)       (38,074)             3             --     (1,206,258)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (207,800)      (305,376)             3             --     (3,951,426)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      137,730         57,476          7,155             --        488,594
Net transfers(1)                                                (63,523)      (255,714)            --             --     (1,159,536)
Transfers for policy loans                                       (2,234)            --             --             --          8,089
Annuity payments                                                     --             --             --             --         (2,794)
Contract charges                                                   (579)          (383)            --             --         (6,305)
Contract terminations:
    Surrender benefits                                           (9,956)        (4,214)            --             --       (269,777)
    Death benefits                                                   --             --             --             --        (30,401)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,438       (202,835)         7,155             --       (972,130)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 571,672      1,009,897             --             --     12,225,087
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    425,310   $    501,686   $      7,158   $         --   $  7,301,531
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,186,224      2,100,247             --             --     11,937,009
Contract purchase payments                                      336,491        136,072          7,515             --        592,037
Net transfers(1)                                               (180,980)      (676,690)            --             --     (1,549,742)
Transfers for policy loans                                       (6,571)            --             --             --         10,496
Contract charges                                                 (1,624)        (1,066)            --             --         (7,863)
Contract terminations:
    Surrender benefits                                          (26,847)       (10,481)            --             --       (340,258)
    Death benefits                                                   --             --             --             --        (42,691)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,306,693      1,548,082          7,515             --     10,598,988
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     8CA            7CA            8AC            7AC           9AC(2)
OPERATIONS
Investment income (loss) -- net                            $     (3,428)  $     (7,736)  $     (1,445)  $     (1,892)  $         --
Net realized gain (loss) on sales of investments                (31,472)       (87,868)        (2,335)          (662)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (97,528)      (152,090)       (52,881)       (64,342)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (132,428)      (247,694)       (56,661)       (66,896)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       32,131         55,400        191,463        135,868             --
Net transfers(1)                                                (15,403)       (65,374)        64,374        134,499             --
Transfers for policy loans                                          (54)            --           (218)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (464)          (717)           (36)           (39)            --
Contract terminations:
    Surrender benefits                                           (9,707)       (18,676)            --             --             --
    Death benefits                                                   --         (1,600)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,503        (30,967)       255,583        270,328             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 530,911        960,399        111,506         68,643             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    404,986   $    681,738   $    310,428   $    272,075   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          897,474      1,627,619        114,107         70,300             --
Contract purchase payments                                       61,768        104,882        241,021        154,356             --
Net transfers(1)                                                (28,567)      (152,632)        69,530        148,358             --
Transfers for policy loans                                         (125)            --           (255)            --             --
Contract charges                                                   (913)        (1,429)           (48)           (52)            --
Contract terminations:
    Surrender benefits                                          (18,012)       (33,752)            --             --             --
    Death benefits                                                   --         (2,747)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                911,625      1,541,941        424,355        372,962             --
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6AC(2)          8CD            7CD            8AD            7AD
OPERATIONS
Investment income (loss) -- net                            $         --   $     (4,474)  $     (6,860)  $     (1,350)  $     (1,331)
Net realized gain (loss) on sales of investments                     --        (27,389)       (50,541)        (3,159)        (5,798)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --       (119,910)      (123,276)       (47,571)       (38,907)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --       (151,773)      (180,677)       (52,080)       (46,036)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         83,644         13,382        168,166        138,834
Net transfers(1)                                                     --        (21,489)      (196,333)       147,808         31,839
Transfers for policy loans                                           --         (1,967)            --            (35)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (530)          (372)           (82)           (18)
Contract terminations:
    Surrender benefits                                               --         (5,513)        (3,621)        (1,584)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --         54,145       (186,944)       314,273        170,655
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        616,664        871,893         63,572         65,891
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    519,036   $    504,272   $    325,765   $    190,510
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        716,351      1,015,363         64,662         67,081
Contract purchase payments                                           --        104,553         17,011        200,208        153,711
Net transfers(1)                                                     --        (37,771)      (272,954)       163,590         29,202
Transfers for policy loans                                           --         (2,529)            --            (49)            --
Contract charges                                                     --           (705)          (506)          (102)           (22)
Contract terminations:
    Surrender benefits                                               --         (7,463)        (5,040)        (2,051)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        772,436        753,874        426,258        249,972
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9AD(2)         6AD(2)           GW            8AL            7AL
OPERATIONS
Investment income (loss) -- net                            $         (2)  $         --   $   (418,007)  $     (2,232)  $     (5,705)
Net realized gain (loss) on sales of investments                     --             --     (2,695,369)       (11,655)       (55,070)
Distributions from capital gains                                     --             --             --         40,088         60,711
Net change in unrealized appreciation or
  depreciation of investments                                       (66)            --     (5,345,773)      (350,793)      (490,196)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (68)            --     (8,459,149)      (324,592)      (490,260)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,651             --      2,004,886      1,636,931      1,629,711
Net transfers(1)                                                     --             --     (7,619,882)       593,358        342,193
Transfers for policy loans                                           --             --         62,997         (8,574)            --
Annuity payments                                                     --             --         (6,401)            --             --
Contract charges                                                     --             --        (30,203)          (265)          (300)
Contract terminations:
    Surrender benefits                                               --             --     (1,451,231)       (16,882)        (1,471)
    Death benefits                                                   --             --       (271,713)            --         (9,496)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,651             --     (7,311,547)     2,204,568      1,960,637
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --     52,534,457        296,283        704,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,583   $         --   $ 36,763,761   $  2,176,259   $  2,174,586
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --     37,846,016        306,898        730,008
Contract purchase payments                                        2,643             --      1,568,825      1,938,280      1,842,304
Net transfers(1)                                                     --             --     (6,320,619)       708,524        372,502
Transfers for policy loans                                           --             --         49,328         (9,304)            --
Contract charges                                                     --             --        (24,099)          (358)          (408)
Contract terminations:
    Surrender benefits                                               --             --     (1,156,026)       (19,984)        (2,354)
    Death benefits                                                   --             --       (218,367)            --        (12,131)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,643             --     31,745,058      2,924,056      2,929,921
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9AL(2)         6AL(2)          8AB            7AB           9AB(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $     (1,627)  $     (1,466)  $         (9)
Net realized gain (loss) on sales of investments                     --             (2)        (1,707)          (259)           (11)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (14)            --        (19,740)        (9,769)           212
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (14)            (2)       (23,074)       (11,494)           192
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          326          3,005        318,239        283,475          7,605
Net transfers(1)                                                  6,406             --        258,995         66,974         13,228
Transfers for policy loans                                           --             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --            (44)           (28)            --
Contract terminations:
    Surrender benefits                                               --             --         (1,069)          (491)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    6,732          3,005        576,121        349,930         20,833
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --         37,540         27,970             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,718   $      3,003   $    590,587   $    366,406   $     21,025
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --         38,491         28,621             --
Contract purchase payments                                          344          3,171        337,581        303,184          7,515
Net transfers(1)                                                  6,743             --        268,549         68,977         13,092
Transfers for policy loans                                           --             --             --             --             --
Contract charges                                                     --             --            (50)           (31)            --
Contract terminations:
    Surrender benefits                                               --             --         (1,193)          (543)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  7,087          3,171        643,378        400,208         20,607
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6AB(2)           8IF           7IF            8AI            7AI
OPERATIONS
Investment income (loss) -- net                            $         --   $        197   $     (1,483)  $     (1,024)  $     (2,177)
Net realized gain (loss) on sales of investments                    (14)       (75,101)       (71,837)       (15,773)        (2,235)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        20        (83,394)      (137,723)       (57,168)       (97,845)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                           6       (158,298)      (211,043)       (73,965)      (102,257)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        2,633         56,424         57,996        195,386        371,894
Net transfers(1)                                                     --        (29,555)        12,190        180,936        102,283
Transfers for policy loans                                           --            378             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (313)          (461)           (85)           (92)
Contract terminations:
    Surrender benefits                                               --         (7,858)       (25,109)        (2,618)          (653)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    2,633         19,076         44,616        373,619        473,432
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        683,416        942,295        111,058        141,708
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      2,639   $    544,194   $    775,868   $    410,712   $    512,883
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,028,324      1,421,418        119,066        152,046
Contract purchase payments                                        2,601         93,445         95,048        232,890        426,069
Net transfers(1)                                                     --        (72,112)        14,616        210,342        122,956
Transfers for policy loans                                           --            657             --             --             --
Contract charges                                                     --           (549)          (789)          (114)          (125)
Contract terminations:
    Surrender benefits                                               --        (13,757)       (46,467)        (3,194)          (941)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  2,601      1,036,008      1,483,826        558,990        700,005
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9AI(2)         6AI(2)           8VA            7VA            GP
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $        809   $     (1,205)  $   (109,344)
Net realized gain (loss) on sales of investments                     --             --        (16,560)       (71,014)      (179,722)
Distributions from capital gains                                     --             --         66,422         95,391      1,438,107
Net change in unrealized appreciation or
  depreciation of investments                                        --             --       (236,172)      (307,298)    (5,310,522)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --       (185,501)      (284,126)    (4,161,481)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            8             --         93,205        115,031        994,691
Net transfers(1)                                                     --             --        253,955         49,725      4,221,429
Transfers for policy loans                                           --             --         (1,061)            --         12,947
Annuity payments                                                     --             --             --             --         (4,191)
Contract charges                                                     --             --           (761)          (772)       (12,011)
Contract terminations:
    Surrender benefits                                               --             --        (18,151)       (97,848)      (938,550)
    Death benefits                                                   --             --             --        (30,117)      (149,359)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                        8             --        327,187         36,019      4,124,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      1,166,908      1,707,097     25,774,120
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $          8   $         --   $  1,308,594   $  1,458,990   $ 25,737,595
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        923,548      1,354,433     14,753,849
Contract purchase payments                                            8             --         79,412         95,534        608,080
Net transfers(1)                                                     --             --        208,269         (4,658)     2,387,426
Transfers for policy loans                                           --             --           (895)            --          8,030
Contract charges                                                     --             --           (637)          (653)        (7,557)
Contract terminations:
    Surrender benefits                                               --             --        (15,515)       (79,818)      (644,704)
    Death benefits                                                   --             --             --        (27,467)       (94,158)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      8             --      1,194,182      1,337,371     17,010,966
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      8AV           7AV           9AV(2)         6AV(2)          8SR
OPERATIONS
Investment income (loss) -- net                            $     (2,117)  $     (5,608)  $        (11)  $         --   $      6,100
Net realized gain (loss) on sales of investments                (23,112)       (34,966)            --             --         (6,087)
Distributions from capital gains                                 56,890         74,262             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (242,146)      (310,333)           (46)            --        (28,814)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (210,485)      (276,645)           (57)            --        (28,801)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,072,094      1,160,403         28,982             --        100,234
Net transfers(1)                                                506,430        554,306             --             --         86,014
Transfers for policy loans                                       (6,223)            --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (572)          (427)            --             --           (282)
Contract terminations:
    Surrender benefits                                           (7,894)        (9,401)            --             --         (2,934)
    Death benefits                                               (1,518)          (344)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,562,317      1,704,537         28,982             --        183,032
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 745,212        878,081             --             --        106,097
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,097,044   $  2,305,973   $     28,925   $         --   $    260,328
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          718,801        847,530             --             --        123,741
Contract purchase payments                                    1,120,897      1,201,651         29,253             --        123,297
Net transfers(1)                                                516,437        541,735             --             --        105,483
Transfers for policy loans                                       (6,264)            --             --             --             --
Contract charges                                                   (654)          (479)            --             --           (359)
Contract terminations:
    Surrender benefits                                           (8,435)       (10,818)            --             --         (3,827)
    Death benefits                                               (1,748)          (390)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,339,034      2,579,229         29,253             --        348,335
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7SR           9SR(2)         6SR(2)          8EG            7EG
OPERATIONS
Investment income (loss) -- net                            $      4,225   $         --   $         --   $     (1,609)  $     (3,187)
Net realized gain (loss) on sales of investments                (22,242)            --             --        (19,632)       (55,656)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (26,756)            --             --        (58,566)       (70,698)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (44,773)            --             --        (79,807)      (129,541)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       87,363             --             --         12,443         22,265
Net transfers(1)                                                (31,213)            --             --        (44,124)      (125,002)
Transfers for policy loans                                           --             --             --            (28)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (151)            --             --           (203)          (328)
Contract terminations:
    Surrender benefits                                          (27,755)            --             --        (10,792)        (5,069)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   28,244             --             --        (42,704)      (108,134)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 247,669             --             --        290,859        473,433
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    231,140   $         --   $         --   $    168,348   $    235,758
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          289,413             --             --        410,158        669,356
Contract purchase payments                                      108,545             --             --         16,776         39,988
Net transfers(1)                                                (48,454)            --             --        (70,850)      (223,114)
Transfers for policy loans                                           --             --             --            (55)            --
Contract charges                                                   (194)            --             --           (355)          (574)
Contract terminations:
    Surrender benefits                                          (38,585)            --             --        (17,362)        (9,686)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,725             --             --        338,312        475,970
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET
                                                                                    SUBACCOUNT
                                                                                 ----------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                              GT
OPERATIONS
Investment income (loss) -- net                                                  $       (318,412)
Net realized gain (loss) on sales of investments                                       (1,950,723)
Distributions from capital gains                                                               --
Net change in unrealized appreciation or
  depreciation of investments                                                          (9,391,145)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                           (11,660,280)
=================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                908,773
Net transfers(1)                                                                         (994,445)
Transfers for policy loans                                                                 23,053
Annuity payments                                                                           (4,384)
Contract charges                                                                          (13,916)
Contract terminations:
    Surrender benefits                                                                   (710,528)
    Death benefits                                                                        (87,216)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                           (878,663)
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        33,589,371
-------------------------------------------------------------------------------------------------
Net assets at end of year                                                        $     21,050,428
=================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                 27,790,141
Contract purchase payments                                                                953,014
Net transfers(1)                                                                       (1,305,814)
Transfers for policy loans                                                                 24,004
Contract charges                                                                          (14,940)
Contract terminations:
    Surrender benefits                                                                   (784,973)
    Death benefits                                                                        (88,210)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       26,573,222
=================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     8GI             7GI           8FG            7FG           9FG(2)
OPERATIONS
Investment income (loss) -- net                            $     11,237   $      8,330   $     (2,465)  $     (6,810)  $        (19)
Net realized gain (loss) on sales of investments                (92,379)      (112,864)       (35,185)       (20,721)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (347,085)      (454,756)      (268,264)      (309,597)          (506)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (428,227)      (559,290)      (305,914)      (337,128)          (525)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      220,398        127,751      1,430,988      1,764,402         18,639
Net transfers(1)                                                (32,489)        51,260        863,461        725,214         17,544
Transfers for policy loans                                        7,970             --           (217)            --             --
Annuity payments                                                     --           (206)            --             --             --
Contract charges                                                 (1,421)        (1,333)          (520)          (369)            --
Contract terminations:
    Surrender benefits                                         (104,462)       (79,583)       (17,084)        (5,077)            --
    Death benefits                                               (3,258)        (5,201)        (1,494)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   86,738         92,688      2,275,134      2,484,170         36,183
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,356,150      2,914,212        501,708        581,807             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,014,661   $  2,447,610   $  2,470,928   $  2,728,849   $     35,658
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,739,679      3,396,959        502,018        582,628             --
Contract purchase payments                                      283,257        164,165      1,599,695      1,931,854         19,093
Net transfers(1)                                                (56,233)        10,668        919,528        812,257         17,817
Transfers for policy loans                                        9,216             --           (245)            --             --
Contract charges                                                 (1,858)        (1,716)          (628)          (445)            --
Contract terminations:
    Surrender benefits                                         (136,824)      (122,034)       (20,454)        (6,042)            --
    Death benefits                                               (3,908)        (6,296)        (1,807)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,833,329      3,441,746      2,998,107      3,320,252         36,910
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6FG(2)          8MP            7MP            8FM            7FM
OPERATIONS
Investment income (loss) -- net                            $         (5)  $      2,002   $     (2,584)  $     (6,628)  $    (10,910)
Net realized gain (loss) on sales of investments                     --        (10,144)       (43,253)       (12,503)       (20,904)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (198)      (267,466)      (314,554)      (223,813)      (248,237)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (203)      (275,608)      (360,391)      (242,944)      (280,051)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,137        266,090        152,039      1,798,285      1,929,656
Net transfers(1)                                                     25        113,909       (126,847)       998,368        711,557
Transfers for policy loans                                           --         (2,444)            --           (238)            --
Annuity payments                                                     --             --         (1,015)            --             --
Contract charges                                                     --         (1,835)        (2,012)          (681)          (410)
Contract terminations:
    Surrender benefits                                               --        (99,551)       (69,186)       (55,069)          (916)
    Death benefits                                                   --        (63,390)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   14,162        212,779        (47,021)     2,740,665      2,639,887
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,426,259      2,990,502        611,875        557,704
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     13,959   $  2,363,430   $  2,583,090   $  3,109,596   $  2,917,540
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,533,233      3,117,634        588,026        536,387
Contract purchase payments                                       14,428        286,724        165,215      1,842,765      1,914,388
Net transfers(1)                                                     25        110,483       (184,815)       974,870        701,590
Transfers for policy loans                                           --         (2,681)            --           (231)            --
Contract charges                                                     --         (2,023)        (2,223)          (739)          (444)
Contract terminations:
    Surrender benefits                                               --       (103,421)       (78,399)       (55,729)          (961)
    Death benefits                                                   --        (63,059)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 14,453      2,759,256      3,017,412      3,348,962      3,150,960
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     9FM(2)        6FM(2)          8OS            7OS            8FO
OPERATIONS
Investment income (loss) -- net                            $         (6)  $         (9)  $       (286)  $     (1,573)  $     (1,526)
Net realized gain (loss) on sales of investments                     --             --        (18,055)       (51,913)       (10,423)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       124             61        (98,943)      (100,020)      (111,800)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         118             52       (117,284)      (153,506)      (123,749)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,979          9,119         26,304         23,261        367,431
Net transfers(1)                                                  4,916          2,140         29,342        (59,004)       250,157
Transfers for policy loans                                           --             --           (326)            --            (35)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --           (235)          (330)           (68)
Contract terminations:
    Surrender benefits                                               --             --        (12,927)        (9,372)       (11,229)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,895         11,259         42,158        (45,445)       606,256
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        546,286        747,384        141,320
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     17,013   $     11,311   $    471,160   $    548,433   $    623,827
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        762,671      1,045,828        149,419
Contract purchase payments                                       12,124          9,182         39,666         34,758        422,728
Net transfers(1)                                                  4,924          2,156         49,993        (91,992)       276,725
Transfers for policy loans                                           --             --           (478)            --            (48)
Contract charges                                                     --             --           (371)          (514)           (92)
Contract terminations:
    Surrender benefits                                               --             --        (19,515)       (15,481)       (12,616)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 17,048         11,338        831,966        972,599        836,116
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      7FO          9FO(2)         6FO(2)          8RE            7RE
OPERATIONS
Investment income (loss) -- net                            $     (2,293)  $         (7)  $         (1)  $     38,875   $     38,608
Net realized gain (loss) on sales of investments                 (8,653)            --             --          2,981          2,575
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (118,086)            15             16        (67,377)       (65,405)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (129,032)             8             15        (25,521)       (24,222)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      285,543         16,380          2,271      1,038,564        890,433
Net transfers(1)                                                312,637             --             (5)       823,892        781,835
Transfers for policy loans                                           --             --             --           (780)            --
Annuity payments                                                     --             --             --             --           (149)
Contract charges                                                    (91)            --             --           (743)          (723)
Contract terminations:
    Surrender benefits                                           (1,748)            --             --        (17,733)       (17,343)
    Death benefits                                                   --             --             --         (4,197)          (360)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  596,341         16,380          2,266      1,839,003      1,653,693
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  95,015             --             --      1,112,223      1,344,980
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    562,324   $     16,388   $      2,281   $  2,925,705   $  2,974,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          100,540             --             --      1,002,562      1,215,107
Contract purchase payments                                      323,294         17,346          2,422        917,069        776,869
Net transfers(1)                                                334,503             --             (7)       703,016        682,126
Transfers for policy loans                                           --             --             --           (627)            --
Contract charges                                                   (122)            --             --           (660)          (637)
Contract terminations:
    Surrender benefits                                           (2,428)            --             --        (14,969)       (22,790)
    Death benefits                                                   --             --             --         (3,865)          (329)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                755,787         17,346          2,415      2,602,526      2,650,346
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9RE(2)         6RE(2)          8SI            7SI           9SI(2)
OPERATIONS
Investment income (loss) -- net                            $         (3)  $         (6)  $     (3,913)  $     (4,766)  $         (1)
Net realized gain (loss) on sales of investments                     --             (5)        (3,226)        (8,059)            --
Distributions from capital gains                                     --             --         19,979         23,182             --
Net change in unrealized appreciation or
  depreciation of investments                                       105            144       (122,136)      (131,361)            18
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         102            133       (109,296)      (121,004)            17
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,278         15,902        744,478        438,839          6,987
Net transfers(1)                                                  6,125             --        420,035        269,928          6,088
Transfers for policy loans                                           --             --         (3,321)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --           (247)          (304)            --
Contract terminations:
    Surrender benefits                                               --             --         (8,815)        (5,679)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,403         15,902      1,152,130        702,784         13,075
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        429,137        501,654             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,505   $     16,035   $  1,471,971   $  1,083,434   $     13,092
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        350,064        410,457             --
Contract purchase payments                                        9,219         15,790        643,412        359,185          7,053
Net transfers(1)                                                  6,043             --        350,296        221,804          6,095
Transfers for policy loans                                           --             --         (2,451)            --             --
Contract charges                                                     --             --           (213)          (264)            --
Contract terminations:
    Surrender benefits                                               --             --         (7,711)        (5,378)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 15,262         15,790      1,333,397        985,804         13,148
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6SI(2)           8MS            7MS          9MS(2)         6MS(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $        275   $        539   $        (15)  $         (5)
Net realized gain (loss) on sales of investments                    (14)        (2,932)        (9,105)            --             (2)
Distributions from capital gains                                     --          7,267         12,056             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        27        (55,177)       (88,577)            36            (21)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          12        (50,567)       (85,087)            21            (28)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,683        451,704        426,571         15,623         17,719
Net transfers(1)                                                  2,136        126,713        298,467         13,666             --
Transfers for policy loans                                           --            (35)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (120)           (56)            --             --
Contract terminations:
    Surrender benefits                                               --           (349)        (4,096)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    3,819        577,913        720,886         29,289         17,719
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        149,306        149,901             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      3,831   $    676,652   $    785,700   $     29,310   $     17,691
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        154,511        155,273             --             --
Contract purchase payments                                        1,700        506,328        476,791         15,803         17,843
Net transfers(1)                                                  2,152        140,506        305,358         13,746             --
Transfers for policy loans                                           --            (44)            --             --             --
Contract charges                                                     --           (142)           (67)            --             --
Contract terminations:
    Surrender benefits                                               --           (399)        (4,950)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  3,852        800,760        932,405         29,549         17,843
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      GK           8TF(3)         7TF(3)           8SE            7SE
OPERATIONS
Investment income (loss) -- net                            $     40,292   $        333   $        556   $     (1,976)  $     (4,533)
Net realized gain (loss) on sales of investments               (620,673)          (602)          (383)         3,704         (6,403)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   439,808        (22,253)       (16,390)       (64,567)      (102,763)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (140,573)       (22,522)       (16,217)       (62,839)      (113,699)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      486,609          2,046          1,838         26,859         24,680
Net transfers(1)                                               (589,637)       190,936         91,234          2,667        (26,621)
Transfers for policy loans                                       12,476             --             --             --             --
Annuity payments                                                   (898)            --             --             --             --
Contract charges                                                 (7,003)           (31)           (29)          (250)          (318)
Contract terminations:
    Surrender benefits                                         (399,108)            --             --        (56,637)       (53,413)
    Death benefits                                              (56,763)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (554,324)       192,951         93,043        (27,361)       (55,672)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,292,535             --             --        441,070        723,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  9,597,638   $    170,429   $     76,826   $    350,870   $    554,458
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       20,288,335             --             --        441,948        727,053
Contract purchase payments                                      924,651          2,240          1,990         27,132         26,761
Net transfers(1)                                             (1,210,575)       200,674         89,649          2,938        (30,084)
Transfers for policy loans                                       24,207             --             --             --             --
Contract charges                                                (13,553)           (35)           (33)          (266)          (324)
Contract terminations:
    Surrender benefits                                         (760,957)            --             --        (55,196)       (62,205)
    Death benefits                                             (107,414)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             19,144,694        202,879         91,606        416,556        661,201
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      8UE            7UE          9UE(2)         6UE(2)           8MC
OPERATIONS
Investment income (loss) -- net                            $     (1,022)  $     (3,167)  $         (2)  $         --   $     14,676
Net realized gain (loss) on sales of investments                (30,087)       (60,425)            --             --         (5,628)
Distributions from capital gains                                     --             --             --             --          8,193
Net change in unrealized appreciation or
  depreciation of investments                                  (375,810)      (278,840)          (113)             6       (172,671)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (406,919)      (342,432)          (115)             6       (155,430)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      404,555        387,168          2,303          5,469        938,507
Net transfers(1)                                                229,061        269,045          8,285             --        931,805
Transfers for policy loans                                       (1,146)            --             --             --           (559)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (744)          (673)            --             --           (731)
Contract terminations:
    Surrender benefits                                           (6,950)        (5,149)            --             --        (24,866)
    Death benefits                                                   --        (23,523)            --             --         (6,232)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  624,776        626,868         10,588          5,469      1,837,924
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,420,124      1,125,994             --             --        983,970
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,637,981   $  1,410,430   $     10,473   $      5,475   $  2,666,464
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,788,437      1,421,640             --             --        795,746
Contract purchase payments                                      576,245        552,924          2,445          5,808        764,544
Net transfers(1)                                                309,635        372,341          8,662             --        746,777
Transfers for policy loans                                       (1,781)            --             --             --           (382)
Contract charges                                                 (1,110)        (1,003)            --             --           (606)
Contract terminations:
    Surrender benefits                                          (10,858)        (7,543)            --             --        (20,796)
    Death benefits                                                   --        (36,967)            --             --         (5,332)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,660,568      2,301,392         11,107          5,808      2,279,951
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      7MC          9MC(2)         6MC(2)           8ID            7ID
OPERATIONS
Investment income (loss) -- net                            $      8,606   $         81   $        119   $     (1,341)  $     (2,053)
Net realized gain (loss) on sales of investments                 (3,127)            --             --         (1,740)           379
Distributions from capital gains                                  8,610             26             36             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (209,326)          (157)          (243)       (73,469)       (92,153)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (195,237)           (50)           (88)       (76,550)       (93,827)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,005,459         20,956         11,741         94,974         94,331
Net transfers(1)                                                690,495          7,368          2,139         50,891         46,380
Transfers for policy loans                                           --             --             --            (36)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (951)            --             --           (108)           (70)
Contract terminations:
    Surrender benefits                                          (55,601)            --             --         (1,423)            --
    Death benefits                                               (3,352)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,636,050         28,324         13,880        144,298        140,641
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,350,844             --             --        159,461        193,071
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,791,657   $     28,274   $     13,792   $    227,209   $    239,885
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,095,591             --             --        165,888        201,053
Contract purchase payments                                      809,426         21,328         11,887        118,496        107,833
Net transfers(1)                                                544,976          7,515          2,186         67,789         61,832
Transfers for policy loans                                           --             --             --            (60)            --
Contract charges                                                   (784)            --             --           (165)          (108)
Contract terminations:
    Surrender benefits                                          (48,648)            --             --         (1,900)            --
    Death benefits                                               (2,859)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,397,702         28,843         14,073        350,048        370,610
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9ID(2)         6ID(2)           8FS            7FS          9FS(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $        304   $       (220)  $          2
Net realized gain (loss) on sales of investments                     --             --           (333)          (315)            --
Distributions from capital gains                                     --             --            864            843             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --        (41,169)       (39,757)            (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --        (40,334)       (39,449)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --        121,482        134,233            252
Net transfers(1)                                                     --             --         76,207         68,229             --
Transfers for policy loans                                           --             --           (883)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --            (81)           (61)            --
Contract terminations:
    Surrender benefits                                               --             --           (212)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --             --        196,513        202,401            252
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        119,179         86,647             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $         --   $    275,358   $    249,599   $        252
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        123,340         89,744             --
Contract purchase payments                                           --             --        131,799        139,351            262
Net transfers(1)                                                     --             --         82,808         76,894             --
Transfers for policy loans                                           --             --         (1,039)            --             --
Contract charges                                                     --             --            (97)           (74)            --
Contract terminations:
    Surrender benefits                                               --             --           (259)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --             --        336,552        305,915            262
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT
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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6FS(2)           8TC            7TC          9TC(2)         6TC(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $       (618)  $       (880)  $         --   $         --
Net realized gain (loss) on sales of investments                     --        (10,924)        (2,791)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --        (44,367)       (64,186)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --        (55,909)       (67,857)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --         61,392         99,102             --             --
Net transfers(1)                                                     --         16,365         26,809             --             --
Transfers for policy loans                                           --           (835)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --            (33)           (42)            --             --
Contract terminations:
    Surrender benefits                                               --           (839)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       --         76,050        125,869             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         83,253         57,191             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $         --   $    103,394   $    115,203   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --         91,522         62,920             --             --
Contract purchase payments                                           --        103,738        127,446             --             --
Net transfers(1)                                                     --         23,235         50,636             --             --
Transfers for policy loans                                           --         (1,620)            --             --             --
Contract charges                                                     --            (68)           (85)            --             --
Contract terminations:
    Surrender benefits                                               --         (1,369)            --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     --        215,438        240,917             --             --
===================================================================================================================================

See accompanying notes to financial statements.

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

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      8TL            7TL          9TL(2)         6TL(2)           8GT
OPERATIONS
Investment income (loss) -- net                            $       (141)  $       (446)  $         --   $         --   $     (2,769)
Net realized gain (loss) on sales of investments                   (115)        (7,266)            --             --        (42,803)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (10,553)       (32,089)            --             --       (163,271)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (10,809)       (39,801)            --             --       (208,843)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,929         16,559             --             --         84,257
Net transfers(1)                                                 14,278          5,239             --             --        (22,636)
Transfers for policy loans                                         (163)            --             --             --           (639)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (27)           (17)            --             --           (373)
Contract terminations:
    Surrender benefits                                             (100)           (13)            --             --         (9,576)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   29,917         21,768             --             --         51,033
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  12,096         59,240             --             --        466,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     31,204   $     41,207   $         --   $         --   $    308,608
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           14,364         70,401             --             --      1,060,684
Contract purchase payments                                       35,186         25,425             --             --        239,537
Net transfers(1)                                                 26,990          4,679             --             --        (74,257)
Transfers for policy loans                                         (346)            --             --             --         (2,034)
Contract charges                                                    (67)           (40)            --             --         (1,162)
Contract terminations:
    Surrender benefits                                             (182)           (28)            --             --        (24,934)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 75,945        100,437             --             --      1,197,834
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      7GT          9GT(2)         6GT(2)          8IG             7IG
OPERATIONS
Investment income (loss) -- net                            $     (3,886)  $         --   $         --   $       (722)  $     (5,410)
Net realized gain (loss) on sales of investments                (83,440)            --             --       (104,547)      (125,693)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (152,395)            --             --       (469,576)      (561,489)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (239,721)            --             --       (574,845)      (692,592)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       67,867             93            841        773,512        654,128
Net transfers(1)                                                (16,840)            --             --         69,853         26,643
Transfers for policy loans                                           --             --             --          2,303             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (312)            --             --         (1,320)          (960)
Contract terminations:
    Surrender benefits                                           (5,366)            --             --        (24,814)        (9,484)
    Death benefits                                                   --             --             --        (12,771)        (1,856)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   45,349             93            841        806,763        668,471
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 521,771             --             --      1,647,944      2,073,575
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    327,399   $         93   $        841   $  1,879,862   $  2,049,454
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,190,290             --             --      2,494,433      3,146,720
Contract purchase payments                                      197,876            101            909      1,354,601      1,121,428
Net transfers(1)                                                (92,038)            --             --         74,736        (15,950)
Transfers for policy loans                                           --             --             --          3,156             --
Contract charges                                                 (1,022)            --             --         (2,422)        (1,750)
Contract terminations:
    Surrender benefits                                          (18,607)            --             --        (42,177)       (18,409)
    Death benefits                                                   --             --             --        (20,631)        (2,936)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,276,499            101            909      3,861,696      4,229,103
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9IG(2)         6IG(2)           8AG           7AG             8IP
OPERATIONS
Investment income (loss) -- net                            $         11   $         --   $     (3,370)  $     (7,503)  $     (2,557)
Net realized gain (loss) on sales of investments                     --             --        (79,696)      (124,790)        (9,107)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)            --        (82,673)      (160,572)       (30,159)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (48)            --       (165,739)      (292,865)       (41,823)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          378             --         70,614         54,851        220,901
Net transfers(1)                                                  4,128             --        (80,232)       (92,236)        81,267
Transfers for policy loans                                           --             --          3,478             --           (396)
Annuity payments                                                     --             --             --           (606)            --
Contract charges                                                     --             --           (699)          (592)          (199)
Contract terminations:
    Surrender benefits                                               --             --         (5,089)        (6,100)        (8,233)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,506             --        (11,928)       (44,683)       293,340
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        557,602      1,016,480        262,527
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,458   $         --   $    379,935   $    678,932   $    514,044
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      1,357,682      2,460,347        351,607
Contract purchase payments                                          388             --        209,262        166,801        319,704
Net transfers(1)                                                  4,156             --       (263,019)      (302,008)       117,927
Transfers for policy loans                                           --             --          8,866             --           (610)
Contract charges                                                     --             --         (2,161)        (1,793)          (286)
Contract terminations:
    Surrender benefits                                               --             --        (14,121)       (18,339)       (11,547)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,544             --      1,296,509      2,305,008        776,795
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                      7IP          9IP(2)         6IP(2)           8MG           7MG
OPERATIONS
Investment income (loss) -- net                            $     (4,035)  $         (2)  $         --   $    (13,160)  $    (20,379)
Net realized gain (loss) on sales of investments                (18,441)            --             --       (117,900)      (175,334)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,108)            56             --       (471,440)      (548,268)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (64,584)            54             --       (602,500)      (743,981)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      153,376          3,424             --        829,256        666,474
Net transfers(1)                                                 13,637             --             --        219,218        (81,833)
Transfers for policy loans                                           --             --             --           (394)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (202)            --             --         (1,225)        (1,226)
Contract terminations:
    Surrender benefits                                           (1,072)            --             --        (12,741)       (17,480)
    Death benefits                                                   --             --             --         (1,385)       (22,443)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  165,739          3,424             --      1,032,729        543,492
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 376,734             --             --      1,490,999      2,164,698
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    477,889   $      3,478   $         --   $  1,921,228   $  1,964,209
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          497,974             --             --      2,295,769      3,341,523
Contract purchase payments                                      210,115          3,522             --      1,526,009      1,175,167
Net transfers(1)                                                  8,192             --             --        330,304       (200,905)
Transfers for policy loans                                           --             --             --           (725)            --
Contract charges                                                   (288)            --             --         (2,330)        (2,275)
Contract terminations:
    Surrender benefits                                           (1,601)            --             --        (23,564)       (32,163)
    Death benefits                                                   --             --             --         (2,845)       (47,351)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                714,392          3,522             --      4,122,618      4,233,996
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9MG(2)         6MG(2)           8MD            7MD          9MD(2)
OPERATIONS
Investment income (loss) -- net                            $         --   $         --   $    (18,718)  $    (22,518)  $         --
Net realized gain (loss) on sales of investments                     --             --       (115,707)      (121,157)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --             --       (881,501)      (842,376)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          --             --     (1,015,926)      (986,051)            (3)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        4,073             --        870,776        767,173          2,072
Net transfers(1)                                                     --             --        512,114        264,191            419
Transfers for policy loans                                           --             --          4,646             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --         (1,082)        (1,085)            --
Contract terminations:
    Surrender benefits                                               --             --       (121,924)       (27,394)            --
    Death benefits                                                   --             --        (39,423)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    4,073             --      1,225,107      1,002,885          2,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --      2,338,062      2,256,615             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      4,073   $         --   $  2,547,243   $  2,273,449   $      2,488
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --      2,759,766      2,670,380             --
Contract purchase payments                                        4,389             --      1,218,094      1,068,863          2,185
Net transfers(1)                                                     --             --        687,372        287,261            430
Transfers for policy loans                                           --             --          5,819             --             --
Contract charges                                                     --             --         (1,652)        (1,646)            --
Contract terminations:
    Surrender benefits                                               --             --       (173,831)       (42,445)            --
    Death benefits                                                   --             --        (53,583)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  4,389             --      4,441,985      3,982,413          2,615
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6MD(2)          8UT            7UT           9UT(2)         6UT(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $      3,241   $      3,789   $         --   $         --
Net realized gain (loss) on sales of investments                     --        (11,697)       (22,407)            --             --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        (8)       (30,971)       (34,788)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          (9)       (39,427)       (53,406)            --             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        1,375        118,713        230,835             --             --
Net transfers(1)                                                     --         18,525        (23,206)            --             --
Transfers for policy loans                                           --           (202)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --           (101)           (71)            --             --
Contract terminations:
    Surrender benefits                                               --         (4,077)          (578)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,375        132,858        206,980             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --         99,920        194,749             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,366   $    193,351   $    348,323   $         --   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --        111,975        218,417             --             --
Contract purchase payments                                        1,436        158,036        338,766             --             --
Net transfers(1)                                                     --         19,046        (44,255)            --             --
Transfers for policy loans                                           --           (282)            --             --             --
Contract charges                                                     --           (155)          (110)            --             --
Contract terminations:
    Surrender benefits                                               --         (5,251)          (902)            --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,436        283,369        511,916             --             --
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     8PE            7PE           9PE(2)         6PE(2)          8EU
OPERATIONS
Investment income (loss) -- net                            $      5,415   $      2,727   $        170   $         (1)  $       (130)
Net realized gain (loss) on sales of investments                   (881)        (2,378)          (100)            --            (14)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (41,091)       (30,408)          (298)           (11)        (3,737)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (36,557)       (30,059)          (228)           (12)        (3,881)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      363,915        113,182         28,673          2,717         24,741
Net transfers(1)                                                220,342        157,299            420             --         27,599
Transfers for policy loans                                          (35)            --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                    (53)           (24)            --             --            (10)
Contract terminations:
    Surrender benefits                                           (1,377)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  582,792        270,457         29,093          2,717         52,330
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  21,604         40,019             --             --          4,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    567,839   $    280,417   $     28,865   $      2,705   $     52,858
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           22,239         41,037             --             --          4,509
Contract purchase payments                                      428,135        133,124         28,967          2,775         30,686
Net transfers(1)                                                250,239        171,926            421             --         32,143
Transfers for policy loans                                          (46)            --             --             --             --
Contract charges                                                    (66)           (29)            --             --            (13)
Contract terminations:
    Surrender benefits                                           (1,687)            --             --             --             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                698,814        346,058         29,388          2,775         67,325
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7EU           9EU(2)         6EU(2)          8HS            7HS
OPERATIONS
Investment income (loss) -- net                            $        (73)  $         --   $         --   $     (2,516)  $     (2,788)
Net realized gain (loss) on sales of investments                     (7)            --             --         (6,946)       (12,428)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,224)            --             --        (68,877)       (60,953)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,304)            --             --        (78,339)       (76,169)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       13,692             --             --        341,610        191,495
Net transfers(1)                                                  2,801             --             --        176,873         68,058
Transfers for policy loans                                           --             --             --         (4,813)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --             --           (130)           (89)
Contract terminations:
    Surrender benefits                                               --             --             --        (20,480)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   16,493             --             --        493,060        259,464
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        165,939        214,799
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     14,189   $         --   $         --   $    580,660   $    398,094
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        168,856        218,761
Contract purchase payments                                       14,500             --             --        422,342        225,466
Net transfers(1)                                                  3,637             --             --        188,460         70,095
Transfers for policy loans                                           --             --             --         (5,233)            --
Contract charges                                                     --             --             --           (163)          (115)
Contract terminations:
    Surrender benefits                                               --             --             --        (26,328)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 18,137             --             --        747,934        514,207
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9HS(2)         6HS(2)          8PI            7PI           9PI(2)
OPERATIONS
Investment income (loss) -- net                            $        (11)  $         --   $     (1,677)  $     (3,488)  $         (5)
Net realized gain (loss) on sales of investments                     --             --        (16,131)       (16,814)           (24)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                      (362)            --       (192,079)      (215,773)            31
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (373)            --       (209,887)      (236,075)             2
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        9,951             --      1,020,209        841,791          7,788
Net transfers(1)                                                     99             --        523,477        366,931          4,782
Transfers for policy loans                                           --             --            (35)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --           (183)          (173)            --
Contract terminations:
    Surrender benefits                                               --             --        (28,125)           109             --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   10,050             --      1,515,343      1,208,658         12,570
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        350,247        587,800             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      9,677   $         --   $  1,655,703   $  1,560,383   $     12,572
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        364,419        611,951             --
Contract purchase payments                                       10,078             --      1,180,361        972,390          7,852
Net transfers(1)                                                    102             --        595,269        409,718          4,826
Transfers for policy loans                                           --             --            (47)            --             --
Contract charges                                                     --             --           (235)          (223)            --
Contract terminations:
    Surrender benefits                                               --             --        (30,319)          (269)            --
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 10,180             --      2,109,448      1,993,567         12,678
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    6PI(2)          8IN            7IN            GN             8VS
OPERATIONS
Investment income (loss) -- net                            $         (6)  $       (960)  $     (2,691)  $   (394,927)  $    (11,037)
Net realized gain (loss) on sales of investments                     --        (47,608)      (119,924)    (7,025,884)      (162,833)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        22        (88,312)       (44,778)    (5,420,337)      (400,377)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          16       (136,880)      (167,393)   (12,841,148)      (574,247)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       15,259         59,894         42,692      1,918,370        293,130
Net transfers(1)                                                     --        (28,043)      (201,663)    (7,147,700)      (150,987)
Transfers for policy loans                                           --           (441)            --         58,709         (1,139)
Annuity payments                                                     --             --             --         (3,794)            --
Contract charges                                                     --           (676)          (749)       (26,630)        (1,427)
Contract terminations:
    Surrender benefits                                               --        (37,976)       (23,622)      (995,551)       (66,460)
    Death benefits                                                   --             --             --       (190,721)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,259         (7,242)      (183,342)    (6,387,317)        73,117
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --        962,820      1,196,229     43,288,893      1,778,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     15,275   $    818,698   $    845,494   $ 24,060,428   $  1,277,509
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      1,675,738      2,086,658     36,667,890      3,406,669
Contract purchase payments                                       15,408        110,326         77,977      1,951,156        697,584
Net transfers(1)                                                     --        (52,392)      (390,080)    (7,777,435)      (395,736)
Transfers for policy loans                                           --           (807)            --         61,201         (2,523)
Contract charges                                                     --         (1,293)        (1,436)       (28,239)        (3,418)
Contract terminations:
    Surrender benefits                                               --        (69,463)       (48,723)    (1,057,318)      (150,080)
    Death benefits                                                   --             --             --       (219,787)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 15,408      1,662,109      1,724,396     29,597,468      3,552,496
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7VS           9VS(2)         6VS(2)          8MI            7MI
OPERATIONS
Investment income (loss) -- net                            $    (15,513)  $         --   $         --   $     (6,856)  $    (10,817)
Net realized gain (loss) on sales of investments               (312,839)            --             --         (3,618)         9,498
Distributions from capital gains                                     --             --             --         26,315         31,718
Net change in unrealized appreciation or
  depreciation of investments                                  (321,250)            --             --       (162,646)      (209,905)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (649,602)            --             --       (146,805)      (179,506)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      178,992             --             --         67,032         91,008
Net transfers(1)                                               (376,907)            --             --        136,287         74,821
Transfers for policy loans                                           --             --             --           (731)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                 (1,321)            --             --           (482)          (673)
Contract terminations:
    Surrender benefits                                          (21,632)            --             --        (17,861)       (19,335)
    Death benefits                                               (6,587)            --             --             --        (18,839)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 (227,455)            --             --        184,245        126,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,132,480             --             --        830,440      1,082,138
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,255,423   $         --   $         --   $    867,880   $  1,029,614
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        4,094,906             --             --        652,778        852,762
Contract purchase payments                                      381,019             --             --         53,931         72,014
Net transfers(1)                                               (898,655)            --             --         96,975         50,256
Transfers for policy loans                                           --             --             --           (550)            --
Contract charges                                                 (3,106)            --             --           (404)          (553)
Contract terminations:
    Surrender benefits                                          (53,994)            --             --        (13,884)       (17,380)
    Death benefits                                              (13,367)            --             --             --        (16,948)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,506,803             --             --        788,846        940,151
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     8SO            7SO           9SO(2)         6SO(2)          8SV
OPERATIONS
Investment income (loss) -- net                            $       (427)  $     (1,893)  $         --   $         --   $    (10,445)
Net realized gain (loss) on sales of investments                (27,619)       (19,535)            --             --        (16,808)
Distributions from capital gains                                 13,394         15,141             --             --         32,576
Net change in unrealized appreciation or
  depreciation of investments                                  (164,720)      (221,774)             2              7       (248,149)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (179,372)      (228,061)             2              7       (242,826)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      473,841        500,029            282            841         99,068
Net transfers(1)                                                122,675        165,549             --             --        144,865
Transfers for policy loans                                       (4,128)            --             --             --           (414)
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (171)           (83)            --             --           (933)
Contract terminations:
    Surrender benefits                                           (7,392)        (3,351)            --             --        (18,956)
    Death benefits                                                   --         (3,238)            --             --         (1,157)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  584,825        658,906            282            841        222,473
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 229,913        273,277             --             --      1,825,379
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    635,366   $    704,122   $        284   $        848   $  1,805,026
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          231,763        275,830             --             --      1,463,042
Contract purchase payments                                      547,846        546,750            303            903         82,857
Net transfers(1)                                                117,582        169,261             --             --        102,656
Transfers for policy loans                                       (4,300)            --             --             --           (246)
Contract charges                                                   (241)          (119)            --             --           (774)
Contract terminations:
    Surrender benefits                                           (8,586)        (5,101)            --             --        (15,953)
    Death benefits                                                   --         (4,160)            --             --           (944)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                884,064        982,461            303            903      1,630,638
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7SV            8IT            7IT           9IT(2)         6IT(2)
OPERATIONS
Investment income (loss) -- net                            $    (16,316)  $     (5,934)  $     (8,828)  $         (5)  $         --
Net realized gain (loss) on sales of investments                (12,122)       (24,027)       (36,882)            --             --
Distributions from capital gains                                 36,854             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (295,512)      (106,602)      (125,243)           148             --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (287,096)      (136,563)      (170,953)           143             --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      133,962        465,816        417,613          8,474             --
Net transfers(1)                                                150,988        193,456        204,273          3,461             --
Transfers for policy loans                                           --         (2,859)            --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                 (1,021)          (366)          (360)            --             --
Contract terminations:
    Surrender benefits                                          (44,787)        (5,006)        (4,940)            --             --
    Death benefits                                              (27,912)            --        (16,720)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  211,230        651,041        599,866         11,935             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,089,799        524,668        671,109             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,013,933   $  1,039,146   $  1,100,022   $     12,078   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,677,050        833,268      1,068,537             --             --
Contract purchase payments                                      110,800        787,222        690,780          8,386             --
Net transfers(1)                                                104,570        322,289        331,873          3,436             --
Transfers for policy loans                                           --         (3,987)            --             --             --
Contract charges                                                   (857)          (675)          (637)            --             --
Contract terminations:
    Surrender benefits                                          (38,875)        (8,251)        (9,177)            --             --
    Death benefits                                              (25,079)            --        (29,331)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,827,609      1,929,866      2,052,045         11,822             --
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     8SP            7SP           9SP(2)         6SP(2)          8AA
OPERATIONS
Investment income (loss) -- net                            $    (13,480)  $    (23,903)  $        (16)  $        (13)  $     23,700
Net realized gain (loss) on sales of investments                (14,587)       (39,478)            --             --        (47,017)
Distributions from capital gains                                     --             --             --             --         16,461
Net change in unrealized appreciation or
  depreciation of investments                                  (311,900)      (478,540)          (376)          (372)      (248,415)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (339,967)      (541,921)          (392)          (385)      (255,271)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    1,442,441      1,538,558         28,948         19,201        338,613
Net transfers(1)                                                700,224      1,011,860         17,221             --        617,982
Transfers for policy loans                                           86             --             --             --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (677)          (767)            --             --           (440)
Contract terminations:
    Surrender benefits                                          (17,430)       (43,286)            --             --        (83,043)
    Death benefits                                                   --         (2,698)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,124,644      2,503,667         46,169         19,201        873,112
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 968,740      1,387,513             --             --      1,216,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,753,417   $  3,349,259   $     45,777   $     18,816   $  1,834,454
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          854,646      1,226,736             --             --      1,255,045
Contract purchase payments                                    1,455,726      1,510,618         29,009         18,932        381,856
Net transfers(1)                                                649,603        905,342         17,035             --        643,455
Transfers for policy loans                                          100             --             --             --             --
Contract charges                                                   (701)          (792)            --             --           (519)
Contract terminations:
    Surrender benefits                                          (17,353)       (44,245)            --             --        (91,671)
    Death benefits                                                   --         (2,773)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,942,021      3,594,886         46,044         18,932      2,188,166
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                     7AA           9AA(2)         6AA(2)          8WI            7WI
OPERATIONS
Investment income (loss) -- net                            $     15,919   $        508   $         --   $     (1,055)  $     (1,558)
Net realized gain (loss) on sales of investments                (47,895)            (2)            --         (3,417)        (4,706)
Distributions from capital gains                                 14,862             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (191,304)        (3,131)            --        (50,553)       (53,698)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (208,418)        (2,625)            --        (55,025)       (59,962)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      359,049        115,328             --        207,768         90,122
Net transfers(1)                                                680,575             --             --        129,891        142,071
Transfers for policy loans                                           --             --             --            (35)            --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                   (218)            --             --            (86)           (32)
Contract terminations:
    Surrender benefits                                          (57,136)            --             --        (19,745)        (1,850)
    Death benefits                                                   --             --             --         (3,692)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  982,270        115,328             --        314,101        230,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 675,801             --             --         58,287         86,969
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,449,653   $    112,703   $         --   $    317,363   $    257,318
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          698,018             --             --         64,744         96,726
Contract purchase payments                                      395,408        116,823             --        262,493        108,866
Net transfers(1)                                                709,022             --             --        161,952        171,842
Transfers for policy loans                                           --             --             --            (53)            --
Contract charges                                                   (253)            --             --           (116)           (45)
Contract terminations:
    Surrender benefits                                          (67,252)            --             --        (22,892)        (2,586)
    Death benefits                                                   --             --             --         (5,389)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,734,943        116,823             --        460,739        374,803
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                    9WI(2)         6WI(2)          8SG            7SG           9SG(2)
OPERATIONS
Investment income (loss) -- net                            $         (1)  $         --   $     (1,892)  $     (4,184)  $         --
Net realized gain (loss) on sales of investments                     --             --        (25,911)       (34,441)            --
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (10)            --        (86,556)      (190,970)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         (11)            --       (114,359)      (229,595)            --
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           --             --        244,505        361,121             --
Net transfers(1)                                                  1,440             --         83,975        134,595             --
Transfers for policy loans                                           --             --           (184)            --             --
Annuity payments                                                     --             --             --             --             --
Contract charges                                                     --             --           (160)          (149)            --
Contract terminations:
    Surrender benefits                                               --             --         (7,133)        (2,547)            --
    Death benefits                                                   --             --             --         (2,610)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,440             --        321,003        490,410             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --        131,882        208,727             --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,429   $         --   $    338,526   $    469,542   $         --
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --        139,638        222,106             --
Contract purchase payments                                           --             --        334,271        443,049             --
Net transfers(1)                                                  1,469             --        123,211        160,239             --
Transfers for policy loans                                           --             --           (261)            --             --
Contract charges                                                     --             --           (262)          (236)            --
Contract terminations:
    Surrender benefits                                               --             --         (9,928)        (4,237)            --
    Death benefits                                                   --             --             --         (4,482)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,469             --        586,669        816,439             --
===================================================================================================================================

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED
                                                                                    ASSET
                                                                                  SUBACCOUNT
                                                                                 ------------
PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)                                          6SG(2)
OPERATIONS
Investment income (loss) -- net                                                  $         --
Net realized gain (loss) on sales of investments                                           --
Distributions from capital gains                                                           --
Net change in unrealized appreciation or
  depreciation of investments                                                              --
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                --
=============================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                 --
Net transfers(1)                                                                           --
Transfers for policy loans                                                                 --
Annuity payments                                                                           --
Contract charges                                                                           --
Contract terminations:
    Surrender benefits                                                                     --
    Death benefits                                                                         --
---------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                             --
---------------------------------------------------------------------------------------------
Net assets at beginning of year                                                            --
---------------------------------------------------------------------------------------------
Net assets at end of year                                                        $         --
=============================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                     --
Contract purchase payments                                                                 --
Net transfers(1)                                                                           --
Transfers for policy loans                                                                 --
Contract charges                                                                           --
Contract terminations:
    Surrender benefits                                                                     --
    Death benefits                                                                         --
---------------------------------------------------------------------------------------------
Units outstanding at end of year                                                           --
=============================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.
(2)  For the period Nov. 7, 2002 (commencement of operations) to Dec. 31, 2002.
(3)  For the period March 1, 2002 (commencement of operations) to Dec. 31, 2002.

See accompanying notes to financial statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Account.


American Express Retirement Advisor Variable Annuity(R) (RAVA)
American Express Retirement Advisor Advantage(R) Variable Annuity (RAVA
Advantage)
American Express Retirement Advisor Select Variable Annuity(R) (RAVA Select) American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus)
American Express Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select Plus)
IDS Life of New York Flexible Portfolio Annuity (FPA)


The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                            SHARES
---------------------------------------------------------------------------------------------------------
BC8                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                         102,665
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                          55,828
BC9                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              66
BC6                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                           1,139
CR8                  AXP(R) Variable Portfolio - Capital Resource Fund                             28,906
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                             30,226
CR9                  AXP(R) Variable Portfolio - Capital Resource Fund                              1,638
CR6                  AXP(R) Variable Portfolio - Capital Resource Fund                              2,238
GC                   AXP(R) Variable Portfolio - Capital Resource Fund                            486,034
CM8                  AXP(R) Variable Portfolio - Cash Management Fund                          12,813,283
CM7                  AXP(R) Variable Portfolio - Cash Management Fund                           9,883,972
CM9                  AXP(R) Variable Portfolio - Cash Management Fund                             894,359
CM6                  AXP(R) Variable Portfolio - Cash Management Fund                             491,661
GM                   AXP(R) Variable Portfolio - Cash Management Fund                           7,867,685
BD8                  AXP(R) Variable Portfolio - Diversified Bond Fund                          1,149,702
BD7                  AXP(R) Variable Portfolio - Diversified Bond Fund                            960,653
BD9                  AXP(R) Variable Portfolio - Diversified Bond Fund                             61,811
BD6                  AXP(R) Variable Portfolio - Diversified Bond Fund                             56,780
GS                   AXP(R) Variable Portfolio - Diversified Bond Fund                          2,368,646
DE8                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                   449,097
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                   431,312
DE9                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                    28,331
DE6                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                    23,752
EM8                  AXP(R) Variable Portfolio - Emerging Markets Fund                             25,345
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                             27,201
EM9                  AXP(R) Variable Portfolio - Emerging Markets Fund                              3,281
EM6                  AXP(R) Variable Portfolio - Emerging Markets Fund                              1,548
ES8                  AXP(R) Variable Portfolio - Equity Select Fund                                96,219
ES7                  AXP(R) Variable Portfolio - Equity Select Fund                                79,494
ES9                  AXP(R) Variable Portfolio - Equity Select Fund                                15,760
ES6                  AXP(R) Variable Portfolio - Equity Select Fund                                 4,049
GB8                  AXP(R) Variable Portfolio - Global Bond Fund                                 300,979
GB7                  AXP(R) Variable Portfolio - Global Bond Fund                                 346,033
GB9                  AXP(R) Variable Portfolio - Global Bond Fund                                  26,715
GB6                  AXP(R) Variable Portfolio - Global Bond Fund                                  20,938
GY                   AXP(R) Variable Portfolio - Global Bond Fund                                 671,596
GR8                  AXP(R) Variable Portfolio - Growth Fund                                      414,666
GR7                  AXP(R) Variable Portfolio - Growth Fund                                      343,043

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                            SHARES
---------------------------------------------------------------------------------------------------------
GR9                  AXP(R) Variable Portfolio - Growth Fund                                       59,956
GR6                  AXP(R) Variable Portfolio - Growth Fund                                       23,172
EI8                  AXP(R) Variable Portfolio - High Yield Bond Fund                           1,680,349
EI7                  AXP(R) Variable Portfolio - High Yield Bond Fund                           1,703,467
EI9                  AXP(R) Variable Portfolio - High Yield Bond Fund                             180,483
EI6                  AXP(R) Variable Portfolio - High Yield Bond Fund                             191,120
GV                   AXP(R) Variable Portfolio - High Yield Bond Fund                           3,225,072
IE8                  AXP(R) Variable Portfolio - International Fund                                28,509
IE7                  AXP(R) Variable Portfolio - International Fund                                46,981
IE9                  AXP(R) Variable Portfolio - International Fund                                 6,460
IE6                  AXP(R) Variable Portfolio - International Fund                                   868
GI                   AXP(R) Variable Portfolio - International Fund                             1,388,594
MF8                  AXP(R) Variable Portfolio - Managed Fund                                      96,763
MF7                  AXP(R) Variable Portfolio - Managed Fund                                     122,669
MF9                  AXP(R) Variable Portfolio - Managed Fund                                       3,077
MF6                  AXP(R) Variable Portfolio - Managed Fund                                       8,815
GD                   AXP(R) Variable Portfolio - Managed Fund                                   1,822,770
ND8                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           867,897
ND7                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           646,774
ND9                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            32,403
ND6                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            41,767
GG                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         4,760,847
SV8                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    420,804
SV7                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                    309,757
SV9                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     23,539
SV6                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     19,310
IV8                  AXP(R) Variable Portfolio - S&P 500 Index Fund                               640,842
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                               607,543
IV9                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                33,467
IV6                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                58,827
FI8                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund             1,089,648
FI7                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund             1,073,291
FI9                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                80,486
FI6                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                53,017
SC8                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                         144,172
SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                         129,196
SC9                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                           8,472
SC6                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                          12,951
ST8                  AXP(R) Variable Portfolio - Stock Fund                                        14,020
ST7                  AXP(R) Variable Portfolio - Stock Fund                                         6,226
ST9                  AXP(R) Variable Portfolio - Stock Fund                                         1,307
ST6                  AXP(R) Variable Portfolio - Stock Fund                                           126
SA8                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                          91,319
SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                          78,545
SA9                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                              31
SA6                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                               2
GA                   AXP(R) Variable Portfolio - Strategy Aggressive Fund                       1,322,961
8CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                           25,129
7CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                           37,772
8AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                          33,894
7AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                          23,685
9AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                             592
6AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                           2,147
8CD                  AIM V.I. Capital Development Fund, Series I Shares                            52,704
7CD                  AIM V.I. Capital Development Fund, Series I Shares                            44,273

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                            SHARES
---------------------------------------------------------------------------------------------------------
8AD                  AIM V.I. Capital Development Fund, Series II Shares                           59,842
7AD                  AIM V.I. Capital Development Fund, Series II Shares                           25,255
9AD                  AIM V.I. Capital Development Fund, Series II Shares                            1,938
6AD                  AIM V.I. Capital Development Fund, Series II Shares                            2,175
GW                   AIM V.I. Core Equity Fund, Series I Shares                                 2,016,785
8AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                   252,617
7AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                   176,302
9AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                    18,377
6AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                    13,072
8AB                  AllianceBernstein VP International Value Portfolio (Class B)                 211,649
7AB                  AllianceBernstein VP International Value Portfolio (Class B)                 108,431
9AB                  AllianceBernstein VP International Value Portfolio (Class B)                  38,446
6AB                  AllianceBernstein VP International Value Portfolio (Class B)                  18,155
8IF                  American Century(R) VP International, Class I                                125,172
7IF                  American Century(R) VP International, Class I                                156,288
8AI                  American Century(R) VP International, Class II                               132,481
7AI                  American Century(R) VP International, Class II                               161,512
9AI                  American Century(R) VP International, Class II                                13,497
6AI                  American Century(R) VP International, Class II                                 7,788
8VA                  American Century(R) VP Value, Class I                                        232,574
7VA                  American Century(R) VP Value, Class I                                        267,018
GP                   American Century(R) VP Value, Class I                                      4,454,107
8AV                  American Century(R) VP Value, Class II                                       619,274
7AV                  American Century(R) VP Value, Class II                                       535,829
9AV                  American Century(R) VP Value, Class II                                        48,073
6AV                  American Century(R) VP Value, Class II                                        49,330
8SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                      239,318
7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                      272,129
9SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                        4,082
6SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                        3,647
8EG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                20,083
                        (previously Credit Suisse Trust - Emerging Growth Portfolio)
7EG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                29,636
                        (previously Credit Suisse Trust - Emerging Growth Portfolio)
GT                   Credit Suisse Trust - Small Cap Growth Portfolio                           2,315,570
8CG                  Evergreen VA Growth and Income Fund - Class 2(1)                              49,809
7CG                  Evergreen VA Growth and Income Fund - Class 2(1)                              33,376
9CG                  Evergreen VA Growth and Income Fund - Class 2(1)                              17,086
6CG                  Evergreen VA Growth and Income Fund - Class 2(1)                               3,501
8GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                      210,419
7GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                      249,254
8FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                    535,804
7FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                    469,600
9FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                     72,671
6FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                     50,344
8MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                              146,119
7MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                              168,005
8FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            399,264
7FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                            276,940
9FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             32,288
6FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                             28,429
8OS                  Fidelity(R) VIP Overseas Portfolio Service Class                              40,446
7OS                  Fidelity(R) VIP Overseas Portfolio Service Class                              52,690
8FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                           158,957
7FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                           100,711
9FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                             8,970
6FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                             7,761
8RE                  FTVIPT Franklin Real Estate Fund - Class 2                                   313,107
7RE                  FTVIPT Franklin Real Estate Fund - Class 2                                   244,398
9RE                  FTVIPT Franklin Real Estate Fund - Class 2                                    14,771
6RE                  FTVIPT Franklin Real Estate Fund - Class 2                                    25,060
8SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    246,733
7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    184,832
9SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     23,077
6SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     10,380
8MS                  FTVIPT Mutual Shares Securities Fund - Class 2                               181,444

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                            SHARES
---------------------------------------------------------------------------------------------------------
7MS                  FTVIPT Mutual Shares Securities Fund - Class 2                               116,982
9MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                33,161
6MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                27,195
GK                   FTVIPT Templeton Developing Markets Securities Fund - Class 1              2,035,323
8TF                  FTVIPT Templeton Foreign Securities Fund - Class 2(2)                         22,723
7TF                  FTVIPT Templeton Foreign Securities Fund - Class 2(2)                         22,880
8SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                              35,916
7SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                              52,754
8UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                  246,129
7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                  194,365
9UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                   12,126
6UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                    6,529
8MC                  Goldman Sachs VIT Mid Cap Value Fund                                         479,684
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                         393,755
9MC                  Goldman Sachs VIT Mid Cap Value Fund                                          28,636
6MC                  Goldman Sachs VIT Mid Cap Value Fund                                          25,332
8ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                  39,468
7ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                  35,237
9ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                     776
6ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                      64
8FS                  INVESCO VIF - Financial Services Fund, Series I Shares                        37,455
7FS                  INVESCO VIF - Financial Services Fund, Series I Shares                        36,139
9FS                  INVESCO VIF - Financial Services Fund, Series I Shares                           627
6FS                  INVESCO VIF - Financial Services Fund, Series I Shares                         3,050
8TC                  INVESCO VIF - Technology Fund, Series I Shares(3)                             23,473
7TC                  INVESCO VIF - Technology Fund, Series I Shares(3)                             30,911
9TC                  INVESCO VIF - Technology Fund, Series I Shares(3)                                517
6TC                  INVESCO VIF - Technology Fund, Series I Shares(3)                                691
8TL                  INVESCO VIF - Telecommunications Fund(3)                                      21,064
7TL                  INVESCO VIF - Telecommunications Fund(3)                                      20,844
9TL                  INVESCO VIF - Telecommunications Fund(3)                                          12
6TL                  INVESCO VIF - Telecommunications Fund(3)                                          26
8GT                  Janus Aspen Series Global Technology Portfolio: Service Shares               152,162
7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares               150,441
9GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                 5,186
6GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                 2,045
8IG                  Janus Aspen Series International Growth Portfolio: Service Shares            133,130
7IG                  Janus Aspen Series International Growth Portfolio: Service Shares            103,086
9IG                  Janus Aspen Series International Growth Portfolio: Service Shares              1,050
6IG                  Janus Aspen Series International Growth Portfolio: Service Shares                893
8AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                   23,516
7AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                   33,395
8IP                  Lazard Retirement International Equity Portfolio                             179,447
7IP                  Lazard Retirement International Equity Portfolio                             162,068
9IP                  Lazard Retirement International Equity Portfolio                              12,721
6IP                  Lazard Retirement International Equity Portfolio                              15,828
8MG                  MFS(R) Investors Growth Stock Series - Service Class                         391,098
7MG                  MFS(R) Investors Growth Stock Series - Service Class                         310,645
9MG                  MFS(R) Investors Growth Stock Series - Service Class                          23,479
6MG                  MFS(R) Investors Growth Stock Series - Service Class                          23,238
8MD                  MFS(R) New Discovery Series - Service Class                                  294,639
7MD                  MFS(R) New Discovery Series - Service Class                                  243,548
9MD                  MFS(R) New Discovery Series - Service Class                                   14,157
6MD                  MFS(R) New Discovery Series - Service Class                                   16,144
8UT                  MFS(R) Utilities Series - Service Class                                       41,520
7UT                  MFS(R) Utilities Series - Service Class                                       43,671
9UT                  MFS(R) Utilities Series - Service Class                                        3,358
6UT                  MFS(R) Utilities Series - Service Class                                        7,234
8PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                        119,382
7PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                         43,220
9PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                         11,157
6PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                         11,255
8EU                  Pioneer Europe VCT Portfolio - Class II Shares                                18,401
7EU                  Pioneer Europe VCT Portfolio - Class II Shares                                11,163

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                            SHARES
---------------------------------------------------------------------------------------------------------
9EU                  Pioneer Europe VCT Portfolio - Class II Shares                                 2,153
6EU                  Pioneer Europe VCT Portfolio - Class II Shares                                 1,494
8HS                  Putnam VT Health Sciences Fund - Class IB Shares                             105,615
7HS                  Putnam VT Health Sciences Fund - Class IB Shares                              59,954
9HS                  Putnam VT Health Sciences Fund - Class IB Shares                              32,860
6HS                  Putnam VT Health Sciences Fund - Class IB Shares                               6,908
8PI                  Putnam VT International Equity Fund - Class IB Shares                        289,700
7PI                  Putnam VT International Equity Fund - Class IB Shares                        205,479
9PI                  Putnam VT International Equity Fund - Class IB Shares                         23,135
6PI                  Putnam VT International Equity Fund - Class IB Shares                          7,151
8IN                  Putnam VT International New Opportunities Fund - Class IB Shares              92,927
7IN                  Putnam VT International New Opportunities Fund - Class IB Shares              84,996
GN                   Putnam VT New Opportunities Fund - Class IA Shares                         1,818,168
8VS                  Putnam VT Vista Fund - Class IB Shares                                       156,535
7VS                  Putnam VT Vista Fund - Class IB Shares                                       124,924
9VS                  Putnam VT Vista Fund - Class IB Shares                                            18
6VS                  Putnam VT Vista Fund - Class IB Shares                                         2,982
8MI                  Royce Micro-Cap Portfolio                                                    124,242
7MI                  Royce Micro-Cap Portfolio                                                    156,696
8SO                  Strong Opportunity Fund II - Advisor Class                                    74,952
7SO                  Strong Opportunity Fund II - Advisor Class                                    61,684
9SO                  Strong Opportunity Fund II - Advisor Class                                    10,168
6SO                  Strong Opportunity Fund II - Advisor Class                                    11,025
8SV                  Third Avenue Value Portfolio                                                 128,065
7SV                  Third Avenue Value Portfolio                                                 134,124
8IT                  Wanger International Small Cap                                               164,541
7IT                  Wanger International Small Cap                                               132,120
9IT                  Wanger International Small Cap                                                15,245
6IT                  Wanger International Small Cap                                                16,894
8SP                  Wanger U.S. Smaller Companies                                                332,242
7SP                  Wanger U.S. Smaller Companies                                                307,328
9SP                  Wanger U.S. Smaller Companies                                                 26,618
6SP                  Wanger U.S. Smaller Companies                                                 41,256
8AA                  Wells Fargo VT Asset Allocation Fund                                         200,691
7AA                  Wells Fargo VT Asset Allocation Fund                                         164,774
9AA                  Wells Fargo VT Asset Allocation Fund                                          20,695
6AA                  Wells Fargo VT Asset Allocation Fund                                           5,828
8WI                  Wells Fargo VT International Equity Fund                                     111,465
7WI                  Wells Fargo VT International Equity Fund                                      66,666
9WI                  Wells Fargo VT International Equity Fund                                       4,142
6WI                  Wells Fargo VT International Equity Fund                                       4,760
8SG                  Wells Fargo VT Small Cap Growth Fund                                         127,588
7SG                  Wells Fargo VT Small Cap Growth Fund                                         157,784
9SG                  Wells Fargo VT Small Cap Growth Fund                                           3,436
6SG                  Wells Fargo VT Small Cap Growth Fund                                          11,231

(1) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 as of Dec. 8, 2003.
(2) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(3) INVESCO VIF - Telecommunications Fund merged into INVESCO VIF - Technology Fund, Series I Shares as of April 30, 2004.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                                          MORTALITY AND EXPENSE RISK FEE
--------------------------------------------------------------------------------
RAVA                                                     0.75% or 0.95%
                                                (DEPENDING ON CONTRACT SELECTED)
--------------------------------------------------------------------------------
RAVA Advantage                                           0.75% or 0.95%
                                                (DEPENDING ON CONTRACT SELECTED)
--------------------------------------------------------------------------------
RAVA Select                                              1.00% or 1.20%
                                                (DEPENDING ON CONTRACT SELECTED)
--------------------------------------------------------------------------------

RAVA Advantage Plus                                      0.55% or 0.95%
                                                (DEPENDING ON CONTRACT SELECTED)
--------------------------------------------------------------------------------
RAVA Select Plus                                         0.75% or 1.20%
                                                (DEPENDING ON CONTRACT SELECTED)
--------------------------------------------------------------------------------

FPA                                                           1.25%
--------------------------------------------------------------------------------

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,009,588 in 2003 and $1,168,295 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.


6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                          0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                             0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                             1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                  0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                       0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                              0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                                0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                      0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund               0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                          0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                        0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                          0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                          PERCENTAGE RANGE
----------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                          0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                             0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                             0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                             0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                  0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                       0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                              0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                      0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                            0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                     0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund               0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                          0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                        0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                          0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
BC8                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       $     278,992
BC7                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              55,259
BC9                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                 471
BC6                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               7,817
CR8                  AXP(R) Variable Portfolio - Capital Resource Fund                                313,136
CR7                  AXP(R) Variable Portfolio - Capital Resource Fund                                369,724
CR9                  AXP(R) Variable Portfolio - Capital Resource Fund                                 30,157
CR6                  AXP(R) Variable Portfolio - Capital Resource Fund                                 41,219
GC                   AXP(R) Variable Portfolio - Capital Resource Fund                              1,185,360
CM8                  AXP(R) Variable Portfolio - Cash Management Fund                              13,053,340
CM7                  AXP(R) Variable Portfolio - Cash Management Fund                              10,039,003
CM9                  AXP(R) Variable Portfolio - Cash Management Fund                               2,699,333
CM6                  AXP(R) Variable Portfolio - Cash Management Fund                               1,830,990
GM                   AXP(R) Variable Portfolio - Cash Management Fund                               2,929,394
BD8                  AXP(R) Variable Portfolio - Diversified Bond Fund                              5,150,630
BD7                  AXP(R) Variable Portfolio - Diversified Bond Fund                              3,449,471
BD9                  AXP(R) Variable Portfolio - Diversified Bond Fund                                872,326
BD6                  AXP(R) Variable Portfolio - Diversified Bond Fund                              1,289,982
GS                   AXP(R) Variable Portfolio - Diversified Bond Fund                              2,719,289
DE8                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                     2,172,687
DE7                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                     2,503,170
DE9                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                       293,008
DE6                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                       264,699
EM8                  AXP(R) Variable Portfolio - Emerging Markets Fund                                 92,364
EM7                  AXP(R) Variable Portfolio - Emerging Markets Fund                                169,850
EM9                  AXP(R) Variable Portfolio - Emerging Markets Fund                                 27,144
EM6                  AXP(R) Variable Portfolio - Emerging Markets Fund                                 12,741
ES8                  AXP(R) Variable Portfolio - Equity Select Fund                                   696,018

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
ES7                  AXP(R) Variable Portfolio - Equity Select Fund                             $     433,260
ES9                  AXP(R) Variable Portfolio - Equity Select Fund                                   170,443
ES6                  AXP(R) Variable Portfolio - Equity Select Fund                                    50,468
GB8                  AXP(R) Variable Portfolio - Global Bond Fund                                   2,155,943
GB7                  AXP(R) Variable Portfolio - Global Bond Fund                                   1,863,319
GB9                  AXP(R) Variable Portfolio - Global Bond Fund                                     403,801
GB6                  AXP(R) Variable Portfolio - Global Bond Fund                                     219,342
GY                   AXP(R) Variable Portfolio - Global Bond Fund                                   2,375,641
GR8                  AXP(R) Variable Portfolio - Growth Fund                                        1,004,234
GR7                  AXP(R) Variable Portfolio - Growth Fund                                          962,108
GR9                  AXP(R) Variable Portfolio - Growth Fund                                          378,770
GR6                  AXP(R) Variable Portfolio - Growth Fund                                          154,534
EI8                  AXP(R) Variable Portfolio - High Yield Bond Fund                               5,773,266
EI7                  AXP(R) Variable Portfolio - High Yield Bond Fund                               5,792,717
EI9                  AXP(R) Variable Portfolio - High Yield Bond Fund                               1,189,919
EI6                  AXP(R) Variable Portfolio - High Yield Bond Fund                               1,244,883
GV                   AXP(R) Variable Portfolio - High Yield Bond Fund                               4,083,818
IE8                  AXP(R) Variable Portfolio - International Fund                                   143,994
IE7                  AXP(R) Variable Portfolio - International Fund                                    79,673
IE9                  AXP(R) Variable Portfolio - International Fund                                    51,873
IE6                  AXP(R) Variable Portfolio - International Fund                                     6,228
GI                   AXP(R) Variable Portfolio - International Fund                                   818,018
MF8                  AXP(R) Variable Portfolio - Managed Fund                                         494,224
MF7                  AXP(R) Variable Portfolio - Managed Fund                                         690,483
MF9                  AXP(R) Variable Portfolio - Managed Fund                                          40,192
MF6                  AXP(R) Variable Portfolio - Managed Fund                                         112,996
GD                   AXP(R) Variable Portfolio - Managed Fund                                       1,724,449
ND8                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             4,238,787
ND7                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             2,001,910
ND9                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               444,673
ND6                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                               571,090
GG                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             2,943,257
SV8                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      1,909,224
SV7                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                      1,292,568
SV9                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        245,536
SV6                  AXP(R) Variable Portfolio - Partners Small Cap Value Fund                        247,368
IV8                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                 1,763,852
IV7                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                 1,994,491
IV9                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                   249,393
IV6                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                   404,778
FI8                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                 5,777,958
FI7                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                 5,965,380
FI9                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                 1,687,891
FI6                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                   864,390
SC8                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                             746,559
SC7                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                             742,784
SC9                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                              91,019
SC6                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                             144,089
ST8                  AXP(R) Variable Portfolio - Stock Fund                                            91,616
ST7                  AXP(R) Variable Portfolio - Stock Fund                                            30,003
ST9                  AXP(R) Variable Portfolio - Stock Fund                                            10,117
ST6                  AXP(R) Variable Portfolio - Stock Fund                                             1,053
SA8                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                             212,210
SA7                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                             227,520
SA9                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                 230

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
SA6                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                       $          10
GA                   AXP(R) Variable Portfolio - Strategy Aggressive Fund                           1,048,530
8CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                              115,412
7CA                  AIM V.I. Capital Appreciation Fund, Series I Shares                               49,324
8AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                             297,406
7AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                             343,626
9AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                              59,590
6AC                  AIM V.I. Capital Appreciation Fund, Series II Shares                              42,518
8CD                  AIM V.I. Capital Development Fund, Series I Shares                               101,569
7CD                  AIM V.I. Capital Development Fund, Series I Shares                                13,672
8AD                  AIM V.I. Capital Development Fund, Series II Shares                              279,267
7AD                  AIM V.I. Capital Development Fund, Series II Shares                               76,047
9AD                  AIM V.I. Capital Development Fund, Series II Shares                               20,542
6AD                  AIM V.I. Capital Development Fund, Series II Shares                               24,457
GW                   AIM V.I. Core Equity Fund, Series I Shares                                     1,365,742
8AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                     2,430,214
7AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                     1,066,500
9AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                       384,077
6AL                  AllianceBernstein VP Growth and Income Portfolio (Class B)                       252,196
8AB                  AllianceBernstein VP International Value Portfolio (Class B)                   1,731,360
7AB                  AllianceBernstein VP International Value Portfolio (Class B)                     774,624
9AB                  AllianceBernstein VP International Value Portfolio (Class B)                     440,227
6AB                  AllianceBernstein VP International Value Portfolio (Class B)                     211,687
8IF                  American Century(R) VP International, Class I                                    220,671
7IF                  American Century(R) VP International, Class I                                    224,871
8AI                  American Century(R) VP International, Class II                                   365,771
7AI                  American Century(R) VP International, Class II                                   456,346
9AI                  American Century(R) VP International, Class II                                    92,155
6AI                  American Century(R) VP International, Class II                                    43,584
8VA                  American Century(R) VP Value, Class I                                            273,843
7VA                  American Century(R) VP Value, Class I                                            511,459
GP                   American Century(R) VP Value, Class I                                          3,797,878
8AV                  American Century(R) VP Value, Class II                                         1,993,943
7AV                  American Century(R) VP Value, Class II                                         1,403,218
9AV                  American Century(R) VP Value, Class II                                           332,137
6AV                  American Century(R) VP Value, Class II                                           356,690
8SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                          189,269
7SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                          260,162
9SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                           12,648
6SR                  Calvert Variable Series, Inc. Social Balanced Portfolio                            5,773
8EG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                    38,300
                        (previously Credit Suisse Trust - Emerging Growth Portfolio)
7EG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                    22,160
                        (previously Credit Suisse Trust - Emerging Growth Portfolio)
GT                   Credit Suisse Trust - Small Cap Growth Portfolio                               2,571,422
8CG                  Evergreen VA Growth and Income Fund - Class 2                                    730,248
7CG                  Evergreen VA Growth and Income Fund - Class 2                                    489,093
9CG                  Evergreen VA Growth and Income Fund - Class 2                                    250,770
6CG                  Evergreen VA Growth and Income Fund - Class 2                                     51,492
8GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                          475,826
7GI                  Fidelity(R) VIP Growth & Income Portfolio Service Class                          702,692
8FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      3,695,105
7FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                      2,631,754
9FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                        944,551
6FG                  Fidelity(R) VIP Growth & Income Portfolio Service Class 2                        601,519
8MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                  458,345
7MP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                  569,134
8FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              4,459,450
7FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                              2,400,007
9FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                655,096
6FM                  Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                635,605
8OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                  68,740
7OS                  Fidelity(R) VIP Overseas Portfolio Service Class                                 151,123
8FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                             1,429,432
7FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                               740,817
9FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                                91,418

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
6FO                  Fidelity(R) VIP Overseas Portfolio Service Class 2                         $      99,612
8RE                  FTVIPT Franklin Real Estate Fund - Class 2                                     3,395,538
7RE                  FTVIPT Franklin Real Estate Fund - Class 2                                     1,986,615
9RE                  FTVIPT Franklin Real Estate Fund - Class 2                                       288,989
6RE                  FTVIPT Franklin Real Estate Fund - Class 2                                       516,388
8SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                      1,218,114
7SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        920,731
9SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        227,717
6SI                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                        102,663
8MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                 1,685,582
7MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                   699,828
9MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                   426,825
6MS                  FTVIPT Mutual Shares Securities Fund - Class 2                                   338,393
GK                   FTVIPT Templeton Developing Markets Securities Fund - Class 1                  1,175,833
8TF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                62,428
7TF                  FTVIPT Templeton Foreign Securities Fund - Class 2                               175,007
8SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                  30,251
7SE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                  59,733
8UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                      755,182
7UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                      508,610
9UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                      141,977
6UE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                       58,704
8MC                  Goldman Sachs VIT Mid Cap Value Fund                                           2,826,312
7MC                  Goldman Sachs VIT Mid Cap Value Fund                                           1,782,235
9MC                  Goldman Sachs VIT Mid Cap Value Fund                                             325,894
6MC                  Goldman Sachs VIT Mid Cap Value Fund                                             323,617
8ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                     149,272
7ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                      91,586
9ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                       7,116
6ID                  INVESCO VIF - Dynamics Fund, Series I Shares                                         695
8FS                  INVESCO VIF - Financial Services Fund, Series I Shares                           182,874
7FS                  INVESCO VIF - Financial Services Fund, Series I Shares                           305,396
9FS                  INVESCO VIF - Financial Services Fund, Series I Shares                            11,750
6FS                  INVESCO VIF - Financial Services Fund, Series I Shares                            36,350
8TC                  INVESCO VIF - Technology Fund, Series I Shares                                   146,869
7TC                  INVESCO VIF - Technology Fund, Series I Shares                                   306,490
9TC                  INVESCO VIF - Technology Fund, Series I Shares                                     4,690
6TC                  INVESCO VIF - Technology Fund, Series I Shares                                     7,531
8TL                  INVESCO VIF - Telecommunications Fund                                             38,597
7TL                  INVESCO VIF - Telecommunications Fund                                             75,315
9TL                  INVESCO VIF - Telecommunications Fund                                                 43
6TL                  INVESCO VIF - Telecommunications Fund                                                 90
8GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                   185,842
7GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                   101,663
9GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                    21,864
6GT                  Janus Aspen Series Global Technology Portfolio: Service Shares                     6,715
8IG                  Janus Aspen Series International Growth Portfolio: Service Shares                818,183
7IG                  Janus Aspen Series International Growth Portfolio: Service Shares                231,470
9IG                  Janus Aspen Series International Growth Portfolio: Service Shares                 27,088
6IG                  Janus Aspen Series International Growth Portfolio: Service Shares                 18,821
8AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                       51,233
7AG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                       68,913
8IP                  Lazard Retirement International Equity Portfolio                               1,090,643
7IP                  Lazard Retirement International Equity Portfolio                               1,095,442
9IP                  Lazard Retirement International Equity Portfolio                                 119,260
6IP                  Lazard Retirement International Equity Portfolio                                 181,535
8MG                  MFS(R) Investors Growth Stock Series - Service Class                           1,084,637
7MG                  MFS(R) Investors Growth Stock Series - Service Class                             618,105
9MG                  MFS(R) Investors Growth Stock Series -- Service Class                            189,354
6MG                  MFS(R) Investors Growth Stock Series -- Service Class                            182,960
8MD                  MFS(R) New Discovery Series - Service Class                                      891,233
7MD                  MFS(R) New Discovery Series - Service Class                                      634,814
9MD                  MFS(R) New Discovery Series - Service Class                                      195,486
6MD                  MFS(R) New Discovery Series - Service Class                                      197,007

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT           INVESTMENT                                                                   PURCHASES
-------------------------------------------------------------------------------------------------------------
8UT                  MFS(R) Utilities Series - Service Class                                    $     372,934
7UT                  MFS(R) Utilities Series - Service Class                                          252,515
9UT                  MFS(R) Utilities Series - Service Class                                           47,778
6UT                  MFS(R) Utilities Series - Service Class                                          100,252
8PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                          1,388,179
7PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                            457,404
9PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                            171,933
6PE                  Pioneer Equity Income VCT Portfolio - Class II Shares                            172,764
8EU                  Pioneer Europe VCT Portfolio - Class II Shares                                    79,286
7EU                  Pioneer Europe VCT Portfolio - Class II Shares                                    69,799
9EU                  Pioneer Europe VCT Portfolio - Class II Shares                                    22,550
6EU                  Pioneer Europe VCT Portfolio - Class II Shares                                    11,044
8HS                  Putnam VT Health Sciences Fund - Class IB Shares                                 481,036
7HS                  Putnam VT Health Sciences Fund - Class IB Shares                                 237,358
9HS                  Putnam VT Health Sciences Fund - Class IB Shares                                 361,629
6HS                  Putnam VT Health Sciences Fund - Class IB Shares                                  93,842
8PI                  Putnam VT International Equity Fund - Class IB Shares                          1,603,212
7PI                  Putnam VT International Equity Fund - Class IB Shares                            919,942
9PI                  Putnam VT International Equity Fund - Class IB Shares                            313,673
6PI                  Putnam VT International Equity Fund - Class IB Shares                             99,218
8IN                  Putnam VT International New Opportunities Fund - Class IB Shares                 107,624
7IN                  Putnam VT International New Opportunities Fund - Class IB Shares                 149,652
GN                   Putnam VT New Opportunities Fund - Class IA Shares                               684,611
8VS                  Putnam VT Vista Fund - Class IB Shares                                           220,099
7VS                  Putnam VT Vista Fund - Class IB Shares                                            93,121
9VS                  Putnam VT Vista Fund - Class IB Shares                                               182
6VS                  Putnam VT Vista Fund - Class IB Shares                                            29,616
8MI                  Royce Micro-Cap Portfolio                                                        204,157
7MI                  Royce Micro-Cap Portfolio                                                        373,253
8SO                  Strong Opportunity Fund II - Advisor Class                                       514,675
7SO                  Strong Opportunity Fund II - Advisor Class                                       246,777
9SO                  Strong Opportunity Fund II - Advisor Class                                       199,049
6SO                  Strong Opportunity Fund II - Advisor Class                                       173,300
8SV                  Third Avenue Value Portfolio                                                     283,194
7SV                  Third Avenue Value Portfolio                                                     388,612
8IT                  Wanger International Small Cap                                                 1,528,016
7IT                  Wanger International Small Cap                                                   934,571
9IT                  Wanger International Small Cap                                                   264,513
6IT                  Wanger International Small Cap                                                   304,560
8SP                  Wanger U.S. Smaller Companies                                                  4,219,353
7SP                  Wanger U.S. Smaller Companies                                                  2,998,232
9SP                  Wanger U.S. Smaller Companies                                                    582,108
6SP                  Wanger U.S. Smaller Companies                                                    952,460
8AA                  Wells Fargo VT Asset Allocation Fund                                             872,049
7AA                  Wells Fargo VT Asset Allocation Fund                                             664,417
9AA                  Wells Fargo VT Asset Allocation Fund                                             168,440
6AA                  Wells Fargo VT Asset Allocation Fund                                             103,551
8WI                  Wells Fargo VT International Equity Fund                                         393,963
7WI                  Wells Fargo VT International Equity Fund                                         212,103
9WI                  Wells Fargo VT International Equity Fund                                          42,752
6WI                  Wells Fargo VT International Equity Fund                                          32,687
8SG                  Wells Fargo VT Small Cap Growth Fund                                             366,435
7SG                  Wells Fargo VT Small Cap Growth Fund                                             508,127
9SG                  Wells Fargo VT Small Cap Growth Fund                                              22,387
6SG                  Wells Fargo VT Small Cap Growth Fund                                              63,451

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   BC8        BC7      BC9(4)   BC6(4)      CR8       CR7      CR9(4)   CR6(4)    GC        CM8
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.90   $  0.90        --        --   $  0.88   $   0.88       --       --  $  1.52   $  1.01
At Dec. 31, 2001                 $   0.75   $  0.74        --        --   $  0.71   $   0.71       --       --  $  1.23   $  1.04
At Dec. 31, 2002                 $   0.57   $  0.57        --        --   $  0.55   $   0.55       --       --  $  0.95   $  1.04
At Dec. 31, 2003                 $   0.72   $  0.72   $  1.20   $  1.20   $  0.71   $   0.70   $ 1.18  $  1.18  $  1.21   $  1.04
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      653       827        --        --       339        326       --       --    9,549    14,112
At Dec. 31, 2002                      873       646        --        --       363        450       --       --    7,806    15,264
At Dec. 31, 2003                    1,124       615        --         8       815        831       28       38    7,948    12,254
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    487   $   616        --        --   $   241   $    232       --       --  $11,845   $14,687
At Dec. 31, 2002                 $    500   $   368        --        --   $   200   $    254       --       --  $ 7,543   $15,951
At Dec. 31, 2003                 $    814   $   443   $     1   $     9   $   576   $    603   $   33  $    45  $ 9,687   $12,776
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.74%     0.76%       --        --      0.35%      0.38%      --       --     0.30%     3.29%
For the year ended Dec. 31, 2002     0.82%     0.77%       --        --      0.53%      0.55%      --       --     0.53%     1.16%
For the year ended Dec. 31, 2003     0.89%     0.89%     0.89%     0.97%     0.63%      0.65%    0.57%    0.54%    0.63%     0.51%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      0.75%      0.95%      --       --     1.25%     0.75%
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     0.75%      0.95%    1.00%    1.20%    1.25%     0.75%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     0.75%      0.95%    1.00%    1.20%    1.25%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (16.67%)  (17.78%)      --        --    (19.32%)   (19.32%)     --       --   (19.08%)    2.97%
For the year ended Dec. 31, 2002   (24.00%)  (22.97%)      --        --    (22.54%)   (22.54%)     --       --   (22.76%)    0.00%
For the year ended Dec. 31, 2003    26.32%    26.32%    20.00%    20.00%    29.09%     27.27%   18.00%   18.00%   27.37%     0.00%
---------------------------------------------------------------------------------------------------------------------------------

                                    CM7      CM9(4)    CM6(4)     GM        BD8       BD7      BD9(4)   BD6(4)     GS       DE8
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.01        --        --   $  1.18    $  1.02  $   1.02       --       --  $  1.15   $  1.00
At Dec. 31, 2001                 $   1.04        --        --   $  1.20    $  1.09  $   1.09       --       --  $  1.22   $  1.01
At Dec. 31, 2002                 $   1.04   $  1.00   $  1.00   $  1.20    $  1.14  $   1.14   $ 1.02  $  1.02  $  1.28   $  0.81
At Dec. 31, 2003                 $   1.04   $  0.99   $  0.99   $  1.19    $  1.19  $   1.18   $ 1.05  $  1.05  $  1.32   $  1.14
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   13,646        --        --    11,655      3,860     4,119       --       --   18,711     1,089
At Dec. 31, 2002                   12,020       132       105     9,042      7,749     7,278        3       25   23,066     2,358
At Dec. 31, 2003                   10,038       888       515     6,560     10,290     8,654      622      573   19,000     4,410
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 14,167        --        --   $14,039    $ 4,216  $  4,484       --       --  $22,992   $ 1,099
At Dec. 31, 2002                 $ 12,505   $   132   $   104   $10,893    $ 8,865  $  8,283   $    3  $    25  $29,636   $ 1,913
At Dec. 31, 2003                 $ 10,396   $   883   $   510   $ 7,847    $12,209  $ 10,199   $  656  $   603  $25,124   $ 5,011
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     3.28%       --        --      3.61%      6.33%     6.33%      --       --     6.42%     1.41%
For the year ended Dec. 31, 2002     1.17%     0.85%     0.85%     1.17%      5.08%     5.10%    4.71%    4.50%    5.08%     1.63%
For the year ended Dec. 31, 2003     0.51%     0.46%     0.46%     0.52%      3.56%     3.57%    3.40%    3.46%    3.60%     1.59%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      1.25%      0.75%     0.95%      --       --     1.25%     0.75%
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     1.25%      0.75%     0.95%    1.00%    1.20%    1.25%     0.75%
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     1.25%      0.75%     0.95%    1.00%    1.20%    1.25%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     2.97%       --        --      1.69%      6.86%     6.86%      --       --     6.09%     1.00%
For the year ended Dec. 31, 2002     0.00%     0.00%     0.00%     0.00%      4.59%     4.59%    2.00%    2.00%    4.92%   (19.80%)
For the year ended Dec. 31, 2003     0.00%    (1.00%)   (1.00%)   (0.83%)     4.39%     3.51%    2.94%    2.94%    3.13%    40.74%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   DE7       DE9(4)    DE6(4)     EM8       EM7      EM9(4)    EM6(4)   ES8(5)   ES7(5)   ES9(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.00        --        --   $  0.88   $  0.88         --       --  $   --   $    --        --
At Dec. 31, 2001                 $   1.01        --        --   $  0.87   $  0.86         --       --  $  1.00  $  0.99        --
At Dec. 31, 2002                 $   0.81   $  1.00   $  0.99   $  0.81   $  0.81         --       --  $  0.85  $  0.85   $  0.98
At Dec. 31, 2003                 $   1.13   $  1.39   $  1.39   $  1.13   $  1.12   $   1.40   $ 1.40  $  1.04  $  1.03   $  1.19
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    1,303        --        --       100       107         --       --       86      184        --
At Dec. 31, 2002                    2,480        10         3       149       195         --       --      351      401         7
At Dec. 31, 2003                    4,235       227       191       217       234         23       11      998      811       142
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  1,313        --        --   $    87   $    93         --       --  $    86  $   183        --
At Dec. 31, 2002                 $  2,015   $    10   $     3   $   121   $   158         --       --  $   299  $   356   $     7
At Dec. 31, 2003                 $  4,802   $   316   $   264   $   246   $   263   $     32   $   15  $ 1,034  $   853   $   169
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     1.31%       --        --      0.02%     0.03%        --       --       --       --        --
For the year ended Dec. 31, 2002     1.59%  $  1.00        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2003     1.56%     1.17%     1.18%     1.85%     1.84%      2.92%    3.26%      --       --        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      0.75%     0.95%        --       --     0.75%    0.95%       --
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     1.00%       --        --     (1.14%)   (2.27%)       --       --     0.00%   (1.00%)      --
For the year ended Dec. 31, 2002   (19.80%)    0.00%    (1.00%)   (6.90%)   (5.81%)       --       --   (15.00%) (14.14%)   (2.00%)
For the year ended Dec. 31, 2003    39.51%    39.00%    40.40%    39.51%    38.27%     40.00%   40.00%   22.35%   21.18%    21.43%
---------------------------------------------------------------------------------------------------------------------------------

                                  ES6(4)      GB8       GB7      GB9(4)    GB6(4)      GY        GR8     GR7     GR9(4)    GR6(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --   $  1.05   $  1.05        --        --   $   1.08   $ 0.77  $  0.77       --        --
At Dec. 31, 2001                       --   $  1.05   $  1.05        --        --   $   1.08   $ 0.53  $  0.53       --        --
At Dec. 31, 2002                 $   0.98   $  1.20   $  1.20   $  1.04   $  1.04   $   1.23   $ 0.39  $  0.39  $  0.94        --
At Dec. 31, 2003                 $   1.19   $  1.35   $  1.34   $  1.16   $  1.16   $   1.37   $ 0.47  $  0.46  $  1.13   $  1.13
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --       529     1,001        --        --      5,194    2,185    2,826       --        --
At Dec. 31, 2002                        5     1,346     1,944         7         7      5,881    3,200    2,674       22        --
At Dec. 31, 2003                       36     2,454     2,836       253       198      5,373    5,159    4,296      309       120
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --   $   558   $ 1,054        --        --   $  5,628   $1,157  $ 1,492       --        --
At Dec. 31, 2002                 $      5   $ 1,619   $ 2,330   $     7   $     8   $  7,240   $1,242  $ 1,033  $    20        --
At Dec. 31, 2003                 $     43   $ 3,311   $ 3,805   $   295   $   230   $  7,393   $2,414  $ 1,997  $   349   $   135
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --      4.16%     4.05%       --        --       3.29%      --       --       --        --
For the year ended Dec. 31, 2002       --      4.73%     4.75%     0.63%     0.24%      4.78%    0.08%    0.07%      --        --
For the year ended Dec. 31, 2003       --      7.36%     7.39%     7.63%     7.83%      7.25%    0.22%    0.21%    0.19%     0.20%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --      0.75%     0.95%       --        --       1.25%    0.75%    0.95%      --        --
For the year ended Dec. 31, 2002     1.20%     0.75%     0.95%     1.00%     1.20%      1.25%    0.75%    0.95%    1.00%     1.20%
For the year ended Dec. 31, 2003     1.20%     0.75%     0.95%     1.00%     1.20%      1.25%    0.75%    0.95%    1.00%     1.20%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --      0.00%     0.00%       --        --       0.00%  (31.17%) (31.17%)     --        --
For the year ended Dec. 31, 2002    (2.00%)   14.29%    14.29%     4.00%     4.00%     13.89%  (26.42%) (26.42%)  (7.00%)      --
For the year ended Dec. 31, 2003    21.43%    12.50%    11.67%    11.54%    11.54%     11.38%   20.51%   17.95%   20.21%    13.00%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   EI8        EI7      EI9(4)    EI6(4)     GV        IE8       IE7     IE9(4)   IE6(4)     GI
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.93   $  0.93        --        --   $  1.01   $   0.91   $ 0.91       --       --   $  1.27
At Dec. 31, 2001                 $   0.97   $  0.97        --        --   $  1.05   $   0.64   $ 0.64       --       --   $  0.89
At Dec. 31, 2002                 $   0.90   $  0.90   $  1.03   $  1.03   $  0.97   $   0.52   $ 0.52       --       --   $  0.72
At Dec. 31, 2003                 $   1.12   $  1.11   $  1.28   $  1.27   $  1.20   $   0.66   $ 0.66  $  1.24  $  1.24   $  0.91
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    2,596     3,548        --        --    18,351        182      455       --       --    15,215
At Dec. 31, 2002                    5,182     5,961        15        10    17,091        191      495       --       --    12,909
At Dec. 31, 2003                    9,939    10,123       936       993    17,673        359      594       43        6    12,627
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  2,517   $ 3,440        --        --   $19,310   $    117   $  291       --       --   $13,614
At Dec. 31, 2002                 $  4,665   $ 5,353   $    16   $    10   $16,667   $     99   $  256       --       --   $ 9,336
At Dec. 31, 2003                 $ 11,116   $11,277   $ 1,195   $ 1,263   $ 21,321  $    236   $  390  $    54  $     7   $11,553
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    10.78%    10.81%       --        --     11.00%      1.31%    1.26%      --       --      1.21%
For the year ended Dec. 31, 2002     7.64%     7.70%     7.62%     8.56%     7.81%      0.98%    0.99%      --       --      0.97%
For the year ended Dec. 31, 2003     7.57%     7.60%     7.15%     7.17%     7.72%      0.92%    0.93%    0.26%    1.30%     0.92%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      1.25%      0.75%    0.95%      --       --      1.25%
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     1.25%      0.75%    0.95%    1.00%    1.20%     1.25%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     1.25%      0.75%    0.95%    1.00%    1.20%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     4.30%     4.30%       --        --      3.96%    (29.67%) (29.67%)     --       --    (29.92%)
For the year ended Dec. 31, 2002    (7.22%)   (7.22%)   (2.00%)   (2.00%)   (7.62%)   (18.75%) (18.75%)     --       --    (19.10%)
For the year ended Dec. 31, 2003    24.44%    23.33%    24.27%    23.30%    23.71%     26.92%   26.92%   24.00%   24.00%    26.39%
---------------------------------------------------------------------------------------------------------------------------------

                                   MF8        MF7      MF9(4)    MF6(4)     GD        ND8       ND7     ND9(4)   ND6(4)     GG
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                  $  0.95   $  0.95        --        --   $  1.54   $   0.89   $ 0.89       --       --   $  1.86
At Dec. 31, 2001                  $  0.84   $  0.84        --        --   $  1.36   $   0.74   $ 0.74       --       --   $  1.53
At Dec. 31, 2002                  $  0.73   $  0.73        --   $  0.96   $  1.17   $   0.57   $ 0.57  $  0.94  $  0.94   $  1.18
At Dec. 31, 2003                  $  0.87   $  0.86   $  1.15   $  1.15   $  1.39   $   0.71   $ 0.70  $  1.16  $  1.15   $  1.45
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      988     1,468        --        --    22,180      6,990    8,744       --       --    57,868
At Dec. 31, 2002                    1,122     1,811        --         3    19,240     12,999   11,893       50       18    51,686
At Dec. 31, 2003                    1,566     1,979        38       108    18,315     18,793   14,029      430      555    50,105
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    833   $ 1,235        --        --   $30,376   $  5,167   $6,482       --       --   $88,658
At Dec. 31, 2002                 $    817   $ 1,318        --   $     3   $22,841   $  7,449   $6,827  $    47  $    17   $61,099
At Dec. 31, 2003                 $  1,362   $ 1,726   $    43   $   124   $25,652   $      1   $9,917  $   496  $   640   $72,843
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     2.61%     2.56%       --        --      2.50%      0.29%    0.28%      --       --      0.22%
For the year ended Dec. 31, 2002     2.60%     2.65%       --        --      2.58%      0.52%    0.51%      --       --      0.50%
For the year ended Dec. 31, 2003     2.29%     2.25%     2.12%     2.09%     2.25%      0.68%    0.68%    0.70%    0.73%     0.67%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      1.25%      0.75%    0.95%      --       --      1.25%
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     1.25%      0.75%    0.95%    1.00%    1.20%     1.25%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     1.25%      0.75%    0.95%    1.00%    1.20%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (11.58%)  (11.58%)      --        --    (11.69%)   (16.85%) (16.85%)     --       --    (17.74%)
For the year ended Dec. 31, 2002   (13.10%)  (13.10%)      --     (4.00%)  (13.97%)   (22.97%) (22.97%)  (6.00%)  (6.00%)  (22.88%)
For the year ended Dec. 31, 2003    19.18%    17.81%    15.00%    19.79%    18.80%     24.56%   22.81%   23.40%   22.34%    22.88%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  SV8(6)     SV7(6)    SV9(4)    SV6(4)     IV8       IV7      IV9(4)   IV6(4)    FI8       FI7
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --   $  0.92   $   0.92       --       --  $  1.03   $  1.03
At Dec. 31, 2001                 $   1.07   $  1.07        --        --   $  0.80   $   0.80       --       --  $  1.09   $  1.08
At Dec. 31, 2002                 $   0.93   $  0.93   $  1.00   $  1.00   $  0.61   $   0.61   $ 0.95  $  0.95  $  1.14   $  1.14
At Dec. 31, 2003                 $   1.28   $  1.27   $  1.36   $  1.36   $  0.78   $   0.78   $ 1.20  $  1.20  $  1.15   $  1.14
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      606       628        --        --     2,214      1,886       --       --    2,737     4,050
At Dec. 31, 2002                    2,710     2,209        20         1     3,963      3,742       --        8    8,720     8,010
At Dec. 31, 2003                    4,184     3,089       220       180     6,233      5,947      212      372    9,919     9,828
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    649   $   672        --        --   $ 1,766   $  1,501       --       --  $ 2,972   $ 4,387
At Dec. 31, 2002                 $  2,533   $ 2,059   $    20   $     1   $ 2,435   $  2,289       --  $     8  $ 9,942   $ 9,093
At Dec. 31, 2003                 $  5,351   $ 3,932   $   299   $   245   $ 4,865   $  4,610   $  255  $   446  $11,396   $11,220
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --      1.01%      1.00%      --       --     4.49%     4.51%
For the year ended Dec. 31, 2002     0.16%     0.14%       --        --      0.99%      1.00%      --       --     2.91%     2.85%
For the year ended Dec. 31, 2003     0.04%     0.04%     0.06%     0.07%     1.22%      1.22%    1.19%    1.17%    2.29%     2.30%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      0.75%      0.95%      --       --     0.75%     0.95%
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     7.00%     7.00%       --        --    (13.04%)   (13.04%)     --       --     5.83%     4.85%
For the year ended Dec. 31, 2002   (13.08%)  (13.08%)    0.00%     0.00%   (23.75%)   (23.75%)  (5.00%)  (5.00%)   4.59%     5.56%
For the year ended Dec. 31, 2003    37.63%    36.56%    36.00%    36.00%    27.87%     27.87%   26.32%   26.32%    0.88%     0.00%
---------------------------------------------------------------------------------------------------------------------------------

                                  FI9(4)     FI6(4)     SC8       SC7      SC9(4)    SC6(4)    ST8(7)   ST7(7)   ST9(4)    ST6(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --   $  0.95   $  0.95        --         --       --       --       --        --
At Dec. 31, 2001                       --        --   $  0.88   $  0.88        --         --   $ 0.96  $  0.96       --        --
At Dec. 31, 2002                 $   1.00   $  1.00   $  0.72   $  0.72   $  0.98   $   0.98   $ 0.76  $  0.75       --        --
At Dec. 31, 2003                 $   1.01   $  1.00   $  1.06   $  1.05   $  1.43   $   1.43   $ 0.93  $  0.93  $  1.17   $  1.17
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        --       440       599        --         --       36        2       --        --
At Dec. 31, 2002                      137        25       913       998         8          4       42       27       --        --
At Dec. 31, 2003                      839       552     1,716     1,581        76        117      138       62       10         1
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --        --   $   386   $   525        --         --   $   35  $     2       --        --
At Dec. 31, 2002                 $    137   $    25   $   660   $   718   $     8   $      4   $   32  $    20       --        --
At Dec. 31, 2003                 $    844   $   554   $ 1,849   $ 1,675   $   109   $    166   $  129  $    57  $    12   $     1
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --         --     0.09%    0.21%      --        --
For the year ended Dec. 31, 2002     2.78%     2.82%       --        --        --         --     0.57%    0.59%      --        --
For the year ended Dec. 31, 2003     2.22%     2.20%       --        --        --         --     0.56%    0.56%    0.59%     0.68%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --      0.75%     0.95%       --         --     0.75%    0.95%      --        --
For the year ended Dec. 31, 2002     1.00%     1.20%     0.75%     0.95%     1.00%      1.20%    0.75%    0.95%    1.00%     1.20%
For the year ended Dec. 31, 2003     1.00%     1.20%     0.75%     0.95%     1.00%      1.20%    0.75%    0.95%    1.00%     1.20%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --     (7.37%)   (7.37%)      --         --    (4.00%)  (4.00%)     --        --
For the year ended Dec. 31, 2002     0.00%     0.00%   (18.18%)  (18.18%)   (2.00%)    (2.00%) (20.83%) (21.88%)     --        --
For the year ended Dec. 31, 2003     1.00%     0.00%    47.22%    45.83%    45.92%     45.92%   22.37%   24.00%   17.00%    17.00%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   SA8        SA7      SA9(4)    SA6(4)     GA        8CA       7CA     8AC(7)   7AC(7)   9AC(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.72   $  0.72        --        --   $  1.54   $   0.78   $ 0.78       --       --        --
At Dec. 31, 2001                 $   0.48   $  0.48        --        --   $  1.02   $   0.59   $ 0.59  $  0.98  $  0.98        --
At Dec. 31, 2002                 $   0.33   $  0.32   $  0.95        --   $  0.69   $   0.44   $ 0.44  $  0.73  $  0.73        --
At Dec. 31, 2003                 $   0.42   $  0.41   $  1.21   $  1.21   $  0.87   $   0.57   $ 0.57  $  0.94  $  0.93   $  1.19
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    1,186     2,100        --        --    11,937        897    1,628      114       70        --
At Dec. 31, 2002                    1,307     1,548         8        --    10,599        912    1,542      424      373        --
At Dec. 31, 2003                    1,601     1,389        --        --    11,016        936    1,417      765      537        11
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    572   $ 1,010        --        --   $12,225   $    531   $  960  $   112  $    69        --
At Dec. 31, 2002                 $    425   $   502   $     7        --   $ 7,302   $    405   $  682  $   310  $   272        --
At Dec. 31, 2003                 $    669   $   574        --        --   $ 9,665   $    535   $  804  $   717  $   501   $    13
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.22%     0.22%       --        --      0.20%        --       --       --       --        --
For the year ended Dec. 31, 2002       --        --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2003       --        --        --        --        --         --       --       --       --        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      1.25%      0.75%    0.95%    0.75%    0.95%       --
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     1.25%      0.75%    0.95%    0.75%    0.95%     1.00%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     1.25%      0.75%    0.95%    0.75%    0.95%     1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (33.33%)  (33.33%)      --        --    (33.77%)   (24.36%) (24.36%)   2.00%    2.00%       --
For the year ended Dec. 31, 2002   (31.25%)  (33.33%)   (5.00%)      --    (32.35%)   (25.42%) (25.42%) (25.51%) (25.51%)      --
For the year ended Dec. 31, 2003    27.27%    28.13%    27.37%    21.00%    26.09%     29.55%   29.55%   28.77%   27.40%    19.00%
---------------------------------------------------------------------------------------------------------------------------------

                                  6AC(4)      8CD       7CD      8AD(7)    7AD(7)    9AD(4)    6AD(4)    GW      8AL(7)    7AL(7)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      --    $  0.94   $  0.94        --        --         --       --  $  1.82       --        --
At Dec. 31, 2001                      --    $  0.86   $  0.86   $  0.98   $  0.98         --       --  $  1.39  $  0.97   $  0.96
At Dec. 31, 2002                      --    $  0.67   $  0.67   $  0.76   $  0.76   $   0.98       --  $  1.16  $  0.74   $  0.74
At Dec. 31, 2003                 $  1.19    $  0.90   $  0.90   $  1.02   $  1.02   $   1.31   $ 1.30  $  1.42  $  0.98   $  0.97
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      --        716     1,015        65        67         --       --   37,846      307       730
At Dec. 31, 2002                      --        772       754       426       250          3       --   31,745    2,924     2,930
At Dec. 31, 2003                      38        742       627       738       313         19       21   29,671    5,594     3,923
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                      --    $   617   $   872   $    64   $    66         --       --  $52,534  $   296   $   704
At Dec. 31, 2002                      --    $   519   $   504   $   326   $   191   $      3       --  $36,764  $ 2,176   $ 2,175
At Dec. 31, 2003                 $    45    $   670   $   563   $   756   $   319   $     24   $   27  $42,231  $ 5,462   $ 3,812
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --         --        --        --        --         --       --     0.05%      --        --
For the year ended Dec. 31, 2002      --         --        --        --        --         --       --     0.30%    0.53%     0.56%
For the year ended Dec. 31, 2003      --         --        --        --        --         --       --     1.02%    0.80%     0.83%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001      --       0.75%     0.95%     0.75%     0.95%        --       --     1.25%    0.75%     0.95%
For the year ended Dec. 31, 2002    1.20%      0.75%     0.95%     0.75%     0.95%      1.00%    1.20%    1.25%    0.75%     0.95%
For the year ended Dec. 31, 2003    1.20%      0.75%     0.95%     0.75%     0.95%      1.00%    1.20%    1.25%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      --      (8.51%)   (8.51%)   (2.00%)   (2.00%)       --       --   (23.63%)  (3.00%)   (4.00%)
For the year ended Dec. 31, 2002      --     (22.09%)  (22.09%)  (22.45%)  (22.45%)    (2.00%)     --   (16.55%) (23.71%)  (22.92%)
For the year ended Dec. 31, 2003   19.00%     34.33%    34.33%    34.21%    34.21%     33.67%   30.00%   22.41%   32.43%    31.08%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  9AL(4)     6AL(4)    8AB(7)    7AB(7)    9AB(4)    6AB(4)      8IF     7IF     8AI(7)   7AI(7)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --        --    $ 0.95  $  0.94       --        --
At Dec. 31, 2001                       --        --   $  0.98   $  0.98        --        --    $ 0.66  $  0.66  $  0.93   $  0.93
At Dec. 31, 2002                 $   0.95   $  0.95   $  0.92   $  0.92   $  1.02   $  1.02    $ 0.53  $  0.52  $  0.73   $  0.73
At Dec. 31, 2003                 $   1.24   $  1.24   $  1.31   $  1.31   $  1.45   $  1.45    $ 0.65  $  0.64  $  0.91   $  0.90
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        --        38        29        --        --     1,028    1,421      119       152
At Dec. 31, 2002                        7         3       643       400        21         3     1,036    1,484      559       700
At Dec. 31, 2003                      320       228     2,161     1,112       354       168     1,240    1,559      938     1,149
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --        --   $    38   $    28        --        --    $  683  $   942  $   111   $   142
At Dec. 31, 2002                 $      7   $     3   $   591   $   366   $    21   $     3    $  544  $   776  $   411   $   513
At Dec. 31, 2003                 $    397   $   283   $ 2,834   $ 1,452   $   515   $   243    $  805  $ 1,005  $   851   $ 1,037
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --        --      0.06%    0.04%      --        --
For the year ended Dec. 31, 2002       --        --      0.11%     0.11%       --        --      0.78%    0.77%    0.35%     0.36%
For the year ended Dec. 31, 2003     0.66%     0.72%     0.25%     0.27%     0.21%     0.14%     0.65%    0.68%    0.52%     0.46%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --      0.75%     0.95%       --        --      0.75%    0.95%    0.75%     0.95%
For the year ended Dec. 31, 2002     1.00%     1.20%     0.75%     0.95%     1.00%     1.20%     0.75%    0.95%    0.75%     0.95%
For the year ended Dec. 31, 2003     1.00%     1.20%     0.75%     0.95%     1.00%     1.20%     0.75%    0.95%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --     (2.00%)   (2.00%)      --        --    (30.53%) (29.79%)  (7.00%)   (7.00%)
For the year ended Dec. 31, 2002    (5.00%)   (5.00%)   (6.12%)   (6.12%)    2.00%     2.00%   (19.70%) (21.21%) (21.51%)  (21.51%)
For the year ended Dec. 31, 2003    30.53%    30.53%    42.39%    42.39%    42.16%    42.16%    22.64%   23.08%   24.66%    23.29%
---------------------------------------------------------------------------------------------------------------------------------

                                  9AI(4)     6AI(4)     8VA       7VA       GP       8AV(7)    7AV(7)   9AV(4)   6AV(4)     8SR
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --   $  1.13   $  1.13   $  1.57         --       --       --       --   $  0.93
At Dec. 31, 2001                       --        --   $  1.26   $  1.26   $  1.75   $   1.04   $ 1.04       --       --   $  0.86
At Dec. 31, 2002                 $   0.98        --   $  1.10   $  1.09   $  1.51   $   0.90   $ 0.89  $  0.99       --   $  0.75
At Dec. 31, 2003                 $   1.21   $  1.19   $  1.40   $  1.39   $  1.92   $   1.15   $ 1.14  $  1.26  $  1.26   $  0.88
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        --       924     1,354    14,754        719      848       --       --       124
At Dec. 31, 2002                       --        --     1,194     1,337    17,011      2,339    2,579       29       --       348
At Dec. 31, 2003                       72        42     1,293     1,494    18,078      4,207    3,657      297      305       475
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --        --   $ 1,167   $ 1,707   $25,774   $    745   $  878       --       --   $   106
At Dec. 31, 2002                       --        --   $ 1,309   $ 1,459   $25,738   $  2,097   $2,306  $    29       --   $   260
At Dec. 31, 2003                 $     87   $    50   $ 1,812   $ 2,080   $34,697   $  4,818   $4,169  $   374  $   384   $   421
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --      0.11%     0.25%     1.06%        --       --       --       --     10.25%
For the year ended Dec. 31, 2002       --        --      0.81%     0.88%     0.84%      0.55%    0.59%      --       --      3.70%
For the year ended Dec. 31, 2003       --        --      1.04%     1.02%     1.04%      0.77%    0.80%    0.35%    0.39%     2.27%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --      0.75%     0.95%     1.25%      0.75%    0.95%      --       --      0.75%
For the year ended Dec. 31, 2002     1.00%     1.20%     0.75%     0.95%     1.25%      0.75%    0.95%    1.00%    1.20%     0.75%
For the year ended Dec. 31, 2003     1.00%     1.20%     0.75%     0.95%     1.25%      0.75%    0.95%    1.00%    1.20%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --     11.50%    11.50%    11.46%      4.00%    4.00%      --       --     (7.53%)
For the year ended Dec. 31, 2002    (2.00%)      --    (12.70%)  (13.49%)  (13.71%)   (13.46%) (14.42%)  (1.00%)     --    (12.79%)
For the year ended Dec. 31, 2003    23.47%    19.00%    27.27%    27.52%    27.15%     27.78%   28.09%   27.27%   26.00%    17.33%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   7SR      9SR(4)    6SR(4)      8EG       7EG        GT      8CG(8)   7CG(8)   9CG(8)   6CG(8)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.93        --        --   $  0.85   $  0.85   $   1.46       --       --       --        --
At Dec. 31, 2001                 $   0.86        --        --   $  0.71   $  0.71   $   1.21       --       --       --        --
At Dec. 31, 2002                 $   0.74        --        --   $  0.50   $  0.50   $   0.79       --       --       --        --
At Dec. 31, 2003                 $   0.88   $  1.13   $  1.12   $  0.71   $  0.70   $   1.16   $ 0.86  $  0.86  $  1.15   $  1.13
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      289        --        --       410       669     27,790       --       --       --        --
At Dec. 31, 2002                      311        --        --       338       476     26,573       --       --       --        --
At Dec. 31, 2003                      544         6         6       309       459     27,521      885      596      228        47
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    248        --        --   $   291   $   473   $ 33,589       --       --       --        --
At Dec. 31, 2002                 $    231        --        --   $   168   $   236   $ 21,050       --       --       --        --
At Dec. 31, 2003                 $    478   $     7   $     6   $   219   $   323   $ 31,955   $   762 $   511  $   261   $    54
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    11.29%       --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2002     2.50%       --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2003     2.84%     2.22%     3.17%       --        --         --     6.49%    6.60%    6.61%     6.27%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      0.75%     0.95%      1.25%      --       --       --        --
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     0.75%     0.95%      1.25%      --       --       --        --
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     0.75%     0.95%      1.25%    0.75%    0.95%    1.00%     1.20%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (7.53%)      --        --    (16.47%)  (16.47%)   (17.12%)     --       --       --        --
For the year ended Dec. 31, 2002   (13.95%)      --        --    (29.58%)  (29.58%)   (34.71%)     --       --       --        --
For the year ended Dec. 31, 2003    18.92%    13.00%    12.00%    42.00%    40.00%     46.84%    3.61%    4.88%    4.55%     4.63%
---------------------------------------------------------------------------------------------------------------------------------

                                   8GI        7GI      8FG(7)   7FG(7)     9FG(4)    6FG(4)     8MP      7MP     8FM(7)    7FM(7)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.95   $  0.95        --        --        --         --   $ 1.00  $  1.00       --        --
At Dec. 31, 2001                 $   0.86   $  0.86   $  1.00   $  1.00        --         --   $ 0.96  $  0.96  $  1.04   $  1.04
At Dec. 31, 2002                 $   0.71   $  0.71   $  0.82   $  0.82   $  0.97   $   0.97   $ 0.86  $  0.85  $  0.93   $  0.93
At Dec. 31, 2003                 $   0.87   $  0.87   $  1.01   $  1.00   $  1.18   $   1.18   $ 1.18  $  1.17  $  1.27   $  1.27
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    2,740     3,397       502       583        --         --    2,533    3,118      588       536
At Dec. 31, 2002                    2,833     3,442     2,998     3,320        37         14    2,759    3,017    3,349     3,151
At Dec. 31, 2003                    3,179     3,776     6,872     6,117       806        559    2,990    3,450    7,511     5,236
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  2,356   $ 2,914   $   502   $   582        --         --   $2,426  $ 2,991  $   612   $   558
At Dec. 31, 2002                 $  2,015   $ 2,448   $ 2,471   $ 2,729   $    36   $     14   $2,363  $ 2,583  $ 3,110   $ 2,918
At Dec. 31, 2003                 $  2,773   $ 3,285   $ 7,014   $ 6,147   $   951   $    659   $3,521  $ 4,049  $ 9,570   $ 6,638
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.38%     0.38%       --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2002     1.27%     1.26%     0.55%     0.52%       --         --     0.83%    0.86%    0.37%     0.36%
For the year ended Dec. 31, 2003     1.05%     1.06%     0.67%     0.75%     0.18%      0.08%    0.30%    0.30%    0.18%     0.21%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%     0.75%     0.95%       --         --     0.75%    0.95%    0.75%     0.95%
For the year ended Dec. 31, 2002     0.75%     0.95%     0.75%     0.95%     1.00%      1.20%    0.75%    0.95%    0.75%     0.95%
For the year ended Dec. 31, 2003     0.75%     0.95%     0.75%     0.95%     1.00%      1.20%    0.75%    0.95%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (9.47%)   (9.47%)    0.00%     0.00%       --         --    (4.00%)  (4.00%)   4.00%     4.00%
For the year ended Dec. 31, 2002   (17.44%)  (17.44%)  (18.00%)  (18.00%)   (3.00%)    (3.00%) (10.42%) (11.46%) (10.58%)  (10.58%)
For the year ended Dec. 31, 2003    22.54%    22.54%    23.17%    21.95%    21.65%     21.65%   37.21%   37.65%   36.56%    36.56%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  9FM(4)     6FM(4)     8OS       7OS      8FO(7)    7FO(7)    9FO(4)   6FO(4)    8RE       7RE
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --   $  0.92   $  0.92        --         --       --       --  $  1.04   $  1.04
At Dec. 31, 2001                       --        --   $  0.72   $  0.71   $  0.95   $   0.95       --       --  $  1.11   $  1.11
At Dec. 31, 2002                 $   1.00   $  1.00   $  0.57   $  0.56   $  0.75   $   0.74   $ 0.94  $  0.94  $  1.12   $  1.12
At Dec. 31, 2003                 $   1.37   $  1.36   $  0.80   $  0.80   $  1.06   $   1.05   $ 1.34  $  1.33  $  1.51   $  1.50
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        --       763     1,046       149        101       --       --    1,003     1,215
At Dec. 31, 2002                       17        11       832       973       836        756       17        2    2,603     2,650
At Dec. 31, 2003                      567       500       780     1,023     2,326      1,478      104       90    4,889     3,834
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --        --   $   546   $   747   $   141   $     95       --       --  $ 1,112   $ 1,345
At Dec. 31, 2002                 $     17   $    11   $   471   $   548   $   624   $    562   $   16  $     2  $ 2,926   $ 2,974
At Dec. 31, 2003                 $    774   $   681   $   628   $   818   $ 2,464   $  1,561   $  139  $   120  $ 7,405   $ 5,780
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --      2.05%     1.60%       --         --       --       --     3.37%     3.69%
For the year ended Dec. 31, 2002       --        --      0.69%     0.71%     0.36%      0.34%      --       --     2.62%     2.71%
For the year ended Dec. 31, 2003     0.02%     0.03%     0.78%     0.74%     0.31%      0.37%    0.34%    0.05%    2.34%     2.40%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --      0.75%     0.95%     0.75%      0.95%      --       --     0.75%     0.95%
For the year ended Dec. 31, 2002     1.00%     1.20%     0.75%     0.95%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
For the year ended Dec. 31, 2003     1.00%     1.20%     0.75%     0.95%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --    (21.74%)  (22.83%)   (5.00%)    (5.00%)     --       --     6.73%     6.73%
For the year ended Dec. 31, 2002     0.00%     0.00%   (20.83%)  (21.13%)  (21.05%)   (22.11%)  (6.00%)  (6.00%)   0.90%     0.90%
For the year ended Dec. 31, 2003    37.00%    36.00%    40.35%    42.86%    41.33%     41.89%   42.55%   41.49%   34.82%    33.93%
---------------------------------------------------------------------------------------------------------------------------------

                                  9RE(4)     6RE(4)     8SI       7SI      9SI(4)    6SI(4)    8MS(7)   7MS(7)   9MS(4)    6MS(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --   $  1.09   $  1.08        --         --       --       --       --        --
At Dec. 31, 2001                       --        --   $  1.23   $  1.22        --         --   $ 0.97  $  0.97       --        --
At Dec. 31, 2002                 $   1.02   $  1.02   $  1.10   $  1.10   $  1.00    $  1.00   $ 0.85  $  0.84  $  0.99   $  0.99
At Dec. 31, 2003                 $   1.37   $  1.36   $  1.45   $  1.44   $  1.31    $  1.30   $ 1.05  $  1.04  $  1.23   $  1.23
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        --       350       410        --         --      155      155       --        --
At Dec. 31, 2002                       15        16     1,333       986        13          4      801      932       30        18
At Dec. 31, 2003                      256       435     2,159     1,628       224        101    2,574    1,668      402       330
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --        --   $   429   $   502        --         --   $  149  $   150       --        --
At Dec. 31, 2002                 $     16   $    16   $ 1,472   $ 1,083   $    13    $     4   $  677  $   786  $    29   $    18
At Dec. 31, 2003                 $    349   $   593   $ 3,126   $ 2,342   $   292    $   132   $2,702  $ 1,742  $   494   $   405
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --      0.32%     0.39%       --         --       --       --       --        --
For the year ended Dec. 31, 2002       --        --      0.32%     0.39%       --         --     0.78%    1.02%      --        --
For the year ended Dec. 31, 2003     2.13%     1.89%     0.21%     0.21%     0.23%      0.18%    0.97%    0.98%    0.83%     0.88%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --        --      0.75%     0.95%       --         --     0.75%    0.95%      --        --
For the year ended Dec. 31, 2002     1.00%     1.20%     0.75%     0.95%     1.00%      1.20%    0.75%    0.95%    1.00%     1.20%
For the year ended Dec. 31, 2003     1.00%     1.20%     0.75%     0.95%     1.00%      1.20%    0.75%    0.95%    1.00%     1.20%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --        --     12.84%    12.96%       --         --    (3.00%)  (3.00%)     --        --
For the year ended Dec. 31, 2002     2.00%     2.00%   (10.57%)   (9.84%)    0.00%      0.00%  (12.37%) (13.40%)  (1.00%)   (1.00%)
For the year ended Dec. 31, 2003    34.31%    33.33%    31.82%    30.91%    31.00%     30.00%   23.53%   23.81%   24.24%    24.24%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   GK        8TF(9)    7TF(9)     8SE       7SE       8UE       7UE     9UE(4)   6UE(4)    8MC
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.56        --        --   $  0.96   $  0.96   $   0.91   $ 0.91       --       --   $  1.11
At Dec. 31, 2001                 $   0.51        --        --   $  1.00   $  1.00   $   0.79   $ 0.79       --       --   $  1.24
At Dec. 31, 2002                 $   0.50   $  0.84   $  0.84   $  0.84   $  0.84   $   0.62   $ 0.61  $  0.94  $  0.94   $  1.17
At Dec. 31, 2003                 $   0.76   $  1.10   $  1.10   $  1.22   $  1.21   $   0.79   $ 0.79  $  1.21  $  1.21   $  1.49
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                   20,288        --        --       442       727      1,788    1,422       --       --       796
At Dec. 31, 2002                   19,145       203        92       417       661      2,661    2,301       11        6     2,280
At Dec. 31, 2003                   19,088       252       255       382       565      3,397    2,692      110       59     4,304
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $ 10,293        --        --   $   441   $   724   $  1,420   $1,126       --       --   $   984
At Dec. 31, 2002                 $  9,598   $   170   $    77   $   351   $   554   $  1,638   $1,410  $    10  $     5   $ 2,666
At Dec. 31, 2003                 $ 14,532   $   278   $   280   $   467   $   685   $  2,688   $2,122  $   132  $    71   $ 6,413
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     1.02%       --        --      0.47%     0.46%      0.75%    0.71%      --       --      1.94%
For the year ended Dec. 31, 2002     1.64%     1.26%     2.13%     0.26%     0.26%      0.68%    0.70%      --       --      1.57%
For the year ended Dec. 31, 2003     1.36%     1.69%     1.38%     0.24%     0.23%      0.86%    0.82%    0.92%    1.91%     1.19%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     1.25%       --        --      0.75%     0.95%      0.75%    0.95%      --       --      0.75%
For the year ended Dec. 31, 2002     1.25%     0.75%     0.95%     0.75%     0.95%      0.75%    0.95%    1.00%    1.20%     0.75%
For the year ended Dec. 31, 2003     1.25%     0.75%     0.95%     0.75%     0.95%      0.75%    0.95%    1.00%    1.20%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (8.93%)      --        --      4.17%     4.17%    (13.19%) (13.19%)     --       --     11.71%
For the year ended Dec. 31, 2002    (1.96%)  (16.00%)  (16.00%)  (16.00%)  (16.00%)   (21.52%) (22.78%)  (6.00%)  (6.00%)   (5.65%)
For the year ended Dec. 31, 2003    52.00%    30.95%    30.95%    45.24%    44.05%     27.42%   29.51%   28.72%   28.72%    27.35%
---------------------------------------------------------------------------------------------------------------------------------

                                   7MC       9MC(4)    6MC(4)   8ID(7)     7ID(7)    9ID(4)    6ID(4)   8FS(7)  7FS(7)     9FS(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.11        --        --        --        --         --       --       --       --        --
At Dec. 31, 2001                 $   1.23        --        --   $  0.96   $  0.96         --       --  $  0.97  $  0.97        --
At Dec. 31, 2002                 $   1.16   $  0.98   $  0.98   $  0.65   $  0.65         --       --  $  0.82  $  0.82   $  0.96
At Dec. 31, 2003                 $   1.48   $  1.25   $  1.24   $  0.89   $  0.88   $   1.29   $ 1.29  $  1.05  $  1.05   $  1.23
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    1,096        --        --       166       201         --       --      123       90        --
At Dec. 31, 2002                    2,398        29        14       350       371         --       --      337      306        --
At Dec. 31, 2003                    3,549       307       272       523       469          7        1      482      467         7
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $  1,351        --        --   $   159   $   193         --       --  $   119  $    87        --
At Dec. 31, 2002                 $  2,792   $    28   $    14   $   227   $   240         --       --  $   275  $   250        --
At Dec. 31, 2003                 $  5,265   $   383   $   339   $   465   $   415   $      9   $    1  $   507  $   489   $     8
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     1.64%       --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2002     1.34%     9.29%    23.12%       --        --         --       --     0.84%    0.79%     4.27%
For the year ended Dec. 31, 2003     1.10%     1.58%     1.85%       --        --         --       --     0.61%    0.65%     0.78%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      0.75%     0.95%        --       --     0.75%    0.95%       --
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    10.81%       --        --     (4.00%)   (4.00%)       --       --    (3.00%)  (3.00%)      --
For the year ended Dec. 31, 2002    (5.69%)   (2.00%)   (2.00%)  (32.29%)  (32.29%)       --       --   (15.46%) (15.46%)   (4.00%)
For the year ended Dec. 31, 2003    27.59%    27.55%    26.53%    36.92%    35.38%     29.00%   29.00%   28.05%   28.05%    28.13%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  6FS(4)    8TC(7)     7TC(7)    9TC(4)    6TC(4)    8TL(7)    7TL(7)   9TL(4)   6TL(4)     8GT
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --         --       --       --       --   $  0.71
At Dec. 31, 2001                       --   $  0.91   $  0.91        --        --   $   0.84   $ 0.84       --       --   $  0.44
At Dec. 31, 2002                       --   $  0.48   $  0.48        --        --   $   0.41   $ 0.41       --       --   $  0.26
At Dec. 31, 2003                 $   1.22   $  0.69   $  0.69   $  1.32   $  1.32   $   0.55   $ 0.55  $  1.25  $  1.24   $  0.37
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        92        63        --        --         14       70       --       --     1,061
At Dec. 31, 2002                       --       215       241        --        --         76      100       --       --     1,198
At Dec. 31, 2003                       34       403       533         5         6        142      141       --       --     1,434
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --   $    83   $    57        --        --   $     12   $   59       --       --   $   466
At Dec. 31, 2002                       --   $   103   $   115        --        --   $     31   $   41       --       --   $   309
At Dec. 31, 2003                 $     41   $   279   $   367   $     6   $     8   $     78   $   77       --       --   $   537
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --         --       --       --       --      0.70%
For the year ended Dec. 31, 2002       --        --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2003     1.13%       --        --        --        --         --       --       --       --        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --      0.75%     0.95%       --        --       0.75%    0.95%      --       --      0.75%
For the year ended Dec. 31, 2002     1.20%     0.75%     0.95%     1.00%     1.20%      0.75%    0.95%    1.00%    1.20%     0.75%
For the year ended Dec. 31, 2003     1.20%     0.75%     0.95%     1.00%     1.20%      0.75%    0.95%    1.00%    1.20%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --     (9.00%)   (9.00%)      --        --     (16.00%) (16.00%)     --       --    (38.03%)
For the year ended Dec. 31, 2002       --    (47.25%)  (47.25%)      --        --     (51.19%) (51.19%)     --       --    (40.91%)
For the year ended Dec. 31, 2003    22.00%    43.75%    43.75%    32.00%    32.00%     34.15%   34.15%   25.00%   24.00%    42.31%
---------------------------------------------------------------------------------------------------------------------------------

                                   7GT       9GT(4)    6GT(4)     8IG       7IG      9IG(4)    6IG(4)    8AG      7AG       8IP
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   0.71        --        --   $  0.87   $  0.87         --       --  $  0.69  $  0.68   $  1.00
At Dec. 31, 2001                 $   0.44        --        --   $  0.66   $  0.66         --       --  $  0.41  $  0.41   $  0.75
At Dec. 31, 2002                 $   0.26   $  0.93   $  0.93   $  0.49   $  0.48   $   0.98       --  $  0.29  $  0.29   $  0.66
At Dec. 31, 2003                 $   0.37   $  1.34   $  1.34   $  0.65   $  0.65   $   1.31   $ 1.30  $  0.39  $  0.39   $  0.84
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                    1,190        --        --     2,494     3,147         --       --    1,358    2,460       352
At Dec. 31, 2002                    1,276        --         1     3,862     4,229          5       --    1,297    2,305       777
At Dec. 31, 2003                    1,427        14         5     4,688     3,654         18       16    1,263    1,785     2,168
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    522        --        --   $ 1,648   $ 2,074         --       --  $   558  $ 1,016   $   263
At Dec. 31, 2002                 $    327        --   $     1   $ 1,880   $ 2,049   $      4       --  $   380  $   679   $   514
At Dec. 31, 2003                 $    531   $    18   $     7   $ 3,047   $ 2,360   $     24   $   20  $   495  $   703   $ 1,864
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.66%       --        --      0.78%     0.79%        --       --       --       --      0.01%
For the year ended Dec. 31, 2002       --        --        --      0.70%     0.69%      5.05%      --       --       --      0.09%
For the year ended Dec. 31, 2003       --        --        --      0.97%     0.96%      0.77%    1.05%      --       --      0.38%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      0.75%     0.95%        --       --     0.75%    0.95%     0.75%
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     0.75%
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (38.03%)      --        --    (24.14%)  (24.14%)       --       --   (40.58%) (39.71%)  (25.00%)
For the year ended Dec. 31, 2002   (40.91%)   (7.00%)   (7.00%)  (25.76%)  (27.27%)    (2.00%)     --   (29.27%) (29.27%)  (12.00%)
For the year ended Dec. 31, 2003    42.31%    44.09%    44.09%    32.65%    35.42%     33.67%   30.00%   34.48%   34.48%    27.27%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                   7IP       9IP(4)    6IP(4)     8MG       7MG      9MG(4)    6MG(4)    8MD      7MD      9MD(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.01        --        --   $  0.87   $  0.87         --       --  $  0.90  $  0.90        --
At Dec. 31, 2001                 $   0.76        --        --   $  0.65   $  0.65         --       --  $  0.85  $  0.85        --
At Dec. 31, 2002                 $   0.67   $  0.99        --   $  0.47   $  0.46   $   0.93       --  $  0.57  $  0.57   $  0.95
At Dec. 31, 2003                 $   0.85   $  1.26   $  1.25   $  0.57   $  0.56   $   1.13   $ 1.12  $  0.76  $  0.75   $  1.26
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      498        --        --     2,296     3,342         --       --    2,760    2,670        --
At Dec. 31, 2002                      714         4        --     4,123     4,234          4       --    4,442    3,982         3
At Dec. 31, 2003                    1,977       105       131     5,911     4,726        179      177    5,373    4,471       156
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    377        --        --   $ 1,491   $ 2,165         --       --  $ 2,338  $ 2,257        --
At Dec. 31, 2002                 $    478   $     3        --   $ 1,921   $ 1,964   $      4       --  $ 2,547  $ 2,273   $     2
At Dec. 31, 2003                 $  1,684   $   132   $   164   $ 3,352   $ 2,662   $    201   $  199  $ 4,081  $ 3,373   $   196
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.01%       --        --      0.05%     0.06%        --       --       --       --        --
For the year ended Dec. 31, 2002     0.09%       --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2003     0.36%     0.36%     0.46%       --        --         --       --       --       --        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      0.75%     0.95%        --       --     0.75%    0.95%       --
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (24.75%)      --        --    (25.29%)  (25.29%)       --       --    (5.56%)  (5.56%)      --
For the year ended Dec. 31, 2002   (11.84%)   (1.00%)      --    (27.69%)  (29.23%)    (7.00%)     --   (32.94%) (32.94%)   (5.00%)
For the year ended Dec. 31, 2003    26.87%    27.27%    25.00%    21.28%    21.74%     21.51%   12.00%   33.33%   31.58%    32.63%
---------------------------------------------------------------------------------------------------------------------------------

                                  6MD(4)     8UT(7)    7UT(7)    9UT(4)    6UT(4)    8PE(7)    7PE(7)   9PE(4)   6PE(4)    8EU(7)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --         --       --       --       --        --
At Dec. 31, 2001                       --   $  0.89   $  0.89        --        --   $   0.97   $ 0.98       --       --   $  0.98
At Dec. 31, 2002                 $   0.95   $  0.68   $  0.68        --        --   $   0.81   $ 0.81  $  0.98  $  0.98   $  0.78
At Dec. 31, 2003                 $   1.25   $  0.92   $  0.91   $  1.34   $  1.37   $   0.99   $ 0.98  $  1.19  $  1.18   $  1.04
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --       112       218        --        --         22       41       --       --         5
At Dec. 31, 2002                        1       283       512        --        --        699      346       29        3        67
At Dec. 31, 2003                      178       718       759        40        84      2,202      801      171      174       158
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --   $   100   $   195        --        --   $     22   $   40       --       --   $     4
At Dec. 31, 2002                 $      1   $   193   $   348        --        --   $    568   $  280  $    29  $     3   $    53
At Dec. 31, 2003                 $    224   $   659   $   693   $    53   $   115   $  2,172   $  786  $   203  $   205   $   164
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --       0.37%    0.40%      --       --        --
For the year ended Dec. 31, 2002       --      2.77%     2.38%       --        --       3.02%    2.83%   10.86%      --        --
For the year ended Dec. 31, 2003       --      1.82%     1.98%       --      1.05%      2.17%    2.19%    2.21%    2.30%     0.29%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --      0.75%     0.95%       --        --       0.75%    0.95%      --       --      0.75%
For the year ended Dec. 31, 2002     1.20%     0.75%     0.95%     1.00%     1.20%      0.75%    0.95%    1.00%    1.20%     0.75%
For the year ended Dec. 31, 2003     1.20%     0.75%     0.95%     1.00%     1.20%      0.75%    0.95%    1.00%    1.20%     0.75%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --    (11.00%)  (11.00%)      --        --      (3.00%)  (2.00%)     --       --     (2.00%)
For the year ended Dec. 31, 2002    (5.00%)  (23.60%)  (23.60%)      --        --     (16.49%) (17.35%)  (2.00%)  (2.00%)  (20.41%)
For the year ended Dec. 31, 2003    31.58%    35.29%    33.82%    34.00%    37.00%     22.22%   20.99%   21.43%   20.41%    33.33%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  7EU(7)     9EU(4)    6EU(4)    8HS(7)    7HS(7)     9HS(4)   6HS(4)   8PI(7)  7PI(7)     9PI(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --        --         --       --       --       --        --
At Dec. 31, 2001                       --        --        --   $  0.98   $  0.98         --       --  $  0.96  $  0.96        --
At Dec. 31, 2002                 $   0.78        --        --   $  0.78   $  0.77   $   0.95       --  $  0.78  $  0.78   $  0.99
At Dec. 31, 2003                 $   1.03   $  1.29   $  1.28   $  0.91   $  0.91   $   1.11   $ 1.11  $  1.00  $  1.00   $  1.26
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --        --        --       169       219         --       --      364      612        --
At Dec. 31, 2002                       18        --        --       748       514         10       --    2,109    1,994        13
At Dec. 31, 2003                       96        15        10     1,270       724        324       68    3,718    2,650       236
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --        --        --   $   166   $   215         --       --  $   350  $   588        --
At Dec. 31, 2002                 $     14        --        --   $   581   $   398   $     10       --  $ 1,656  $ 1,560   $    13
At Dec. 31, 2003                 $     99   $    19   $    13   $ 1,159   $   658   $    360   $   76  $ 3,723  $ 2,640   $   297
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2002       --        --        --        --        --         --       --     0.53%    0.58%       --
For the year ended Dec. 31, 2003     0.32%     0.39%       --      0.45%     0.52%      0.12%    0.33%    0.69%    0.77%     0.24%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.95%       --        --      0.75%     0.95%        --       --     0.75%    0.95%       --
For the year ended Dec. 31, 2002     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
For the year ended Dec. 31, 2003     0.95%     1.00%     1.20%     0.75%     0.95%      1.00%    1.20%    0.75%    0.95%     1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     0.00%       --        --     (2.00%)   (2.00%)       --       --    (4.00%)  (4.00%)      --
For the year ended Dec. 31, 2002   (22.00%)      --        --    (20.41%)  (21.43%)    (5.00%)     --   (18.75%) (18.75%)   (1.00%)
For the year ended Dec. 31, 2003    32.05%    29.00%    28.00%    16.67%    18.18%     16.84%   11.00%   28.21%   28.21%    27.27%
---------------------------------------------------------------------------------------------------------------------------------

                                  6PI(4)      8IN       7IN       GN        8VS       7VS      9VS(4)   6VS(4)    8MI      7MI
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --   $  0.81   $  0.81   $  1.71   $  0.79   $   0.79       --       --  $  0.99   $  0.99
At Dec. 31, 2001                       --   $  0.57   $  0.57   $  1.18   $  0.52   $   0.52       --       --  $  1.27   $  1.27
At Dec. 31, 2002                 $   0.99   $  0.49   $  0.49   $  0.81   $  0.36   $   0.36       --       --  $  1.10   $  1.10
At Dec. 31, 2003                 $   1.26   $  0.65   $  0.65   $  1.06   $  0.48   $   0.47   $ 1.23  $  1.23  $  1.63   $  1.62
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                       --     1,676     2,087    36,668     3,407      4,095       --       --      653       853
At Dec. 31, 2002                       15     1,662     1,724    29,597     3,552      3,507       --       --      789       940
At Dec. 31, 2003                       73     1,585     1,460    26,316     3,452      2,773       --       25      831     1,056
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                       --   $   963   $ 1,196   $43,289   $ 1,779   $  2,132       --       --  $   830   $ 1,082
At Dec. 31, 2002                 $     15   $   819   $   845   $24,060   $ 1,278   $  1,255       --       --  $   868   $ 1,030
At Dec. 31, 2003                 $     92   $ 1,032   $   944   $28,036   $ 1,640   $  1,309       --  $    31  $ 1,354   $ 1,708
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       --        --        --        --        --         --       --       --       --        --
For the year ended Dec. 31, 2002       --      0.64%     0.69%       --        --         --       --       --       --        --
For the year ended Dec. 31, 2003     0.47%     0.31%     0.30%       --        --         --       --       --       --        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       --      0.75%     0.95%     1.25%     0.75%      0.95%      --       --     0.75%     0.95%
For the year ended Dec. 31, 2002     1.20%     0.75%     0.95%     1.25%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
For the year ended Dec. 31, 2003     1.20%     0.75%     0.95%     1.25%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       --    (29.63%)  (29.63%)  (30.99%)  (34.18%)   (34.18%)     --       --    28.28%    28.28%
For the year ended Dec. 31, 2002    (1.00%)  (14.04%)  (14.04%)  (31.36%)  (30.77%)   (30.77%)     --       --   (13.39%)  (13.39%)
For the year ended Dec. 31, 2003    27.27%    32.65%    32.65%    30.86%    33.33%     30.56%   23.00%   23.00%   48.18%    47.27%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  8SO(7)     7SO(7)    9SO(4)    6SO(4)     8SV       7SV        8IT     7IT     9IT(4)    6IT(4)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                       --        --        --        --   $  1.11   $  1.11    $ 0.80  $  0.80       --        --
At Dec. 31, 2001                 $   0.99   $  0.99        --        --   $  1.25   $  1.25    $ 0.63  $  0.63       --        --
At Dec. 31, 2002                 $   0.72   $  0.72   $  0.94   $  0.94   $  1.11   $  1.10    $ 0.54  $  0.54  $  1.02        --
At Dec. 31, 2003                 $   0.97   $  0.97   $  1.27   $  1.27   $  1.57   $  1.56    $ 0.80  $  0.79  $  1.51   $  1.50
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      232       276        --        --     1,463     1,677       833    1,069       --        --
At Dec. 31, 2002                      884       982        --         1     1,631     1,828     1,930    2,052       12        --
At Dec. 31, 2003                    1,450     1,199       151       164     1,714     1,807     4,070    3,289      199       221
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    230   $   273        --        --   $ 1,825   $ 2,090    $  525  $   671       --        --
At Dec. 31, 2002                 $    635   $   704        --   $     1   $ 1,805   $ 2,014    $1,039  $ 1,100  $    12        --
At Dec. 31, 2003                 $  1,413   $ 1,163   $   192   $   208   $ 2,684   $ 2,811    $3,238  $ 2,600  $   300   $   332
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.39%     0.32%       --        --      0.16%     0.16%       --       --       --        --
For the year ended Dec. 31, 2002     0.60%     0.57%       --        --      0.20%     0.20%       --       --       --        --
For the year ended Dec. 31, 2003     0.01%     0.01%     0.02%     0.02%     0.19%     0.18%     0.24%    0.25%    0.13%     0.05%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      0.75%     0.95%     0.75%    0.95%      --        --
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     0.75%     0.95%     0.75%    0.95%    1.00%     1.20%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     0.75%     0.95%     0.75%    0.95%    1.00%     1.20%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    (1.00%)   (1.00%)      --        --     12.61%    12.61%   (21.25%) (21.25%)     --        --
For the year ended Dec. 31, 2002   (27.27%)  (27.27%)   (6.00%)   (6.00%)  (11.20%)  (12.00%)  (14.29%) (14.29%)   2.00%       --
For the year ended Dec. 31, 2003    34.72%    34.72%    35.11%    35.11%    41.44%    41.82%    48.15%   46.30%   48.04%    50.00%
---------------------------------------------------------------------------------------------------------------------------------

                                   8SP        7SP      9SP(4)    6SP(4)    8AA(5)    7AA(5)    9AA(4)   6AA(4)   8WI(5)   7WI(5)
                                 ------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.03   $  1.02        --        --        --         --       --       --       --        --
At Dec. 31, 2001                 $   1.13   $  1.13        --        --   $  0.97   $   0.97       --       --  $  0.90   $  0.90
At Dec. 31, 2002                 $   0.94   $  0.93   $  0.99   $  0.99   $  0.84   $   0.84   $ 0.96       --  $  0.69   $  0.69
At Dec. 31, 2003                 $   1.33   $  1.32   $  1.41   $  1.41   $  1.02   $   1.01   $ 1.17  $  1.15  $  0.90   $  0.89
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      855     1,227        --        --     1,255        698       --       --       65        97
At Dec. 31, 2002                    2,942     3,595        46        19     2,188      1,735      117       --      461       375
At Dec. 31, 2003                    6,621     6,164       501       778     2,471      2,040      222       63      938       564
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    969   $ 1,388        --        --   $ 1,217   $    676       --       --  $    58   $    87
At Dec. 31, 2002                 $  2,753   $ 3,349   $    46   $    19   $ 1,834   $  1,450   $  113       --  $   317   $   257
At Dec. 31, 2003                 $  8,808   $ 8,147   $   706   $ 1,094   $ 2,511   $  2,061   $  259  $    73  $   843   $   504
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.03%     0.03%       --        --      0.84%      0.87%      --       --     0.02%     0.02%
For the year ended Dec. 31, 2002       --        --        --        --      2.17%      2.19%    6.96%      --     0.20%     0.22%
For the year ended Dec. 31, 2003       --        --        --        --      1.65%      1.64%    1.69%    1.86%    0.32%     0.30%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     0.75%     0.95%       --        --      0.75%      0.95%      --       --     0.75%     0.95%
For the year ended Dec. 31, 2002     0.75%     0.95%     1.00%     1.20%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
For the year ended Dec. 31, 2003     0.75%     0.95%     1.00%     1.20%     0.75%      0.95%    1.00%    1.20%    0.75%     0.95%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     9.71%    10.78%       --        --     (3.00%)    (3.00%)     --       --   (10.00%)  (10.00%)
For the year ended Dec. 31, 2002   (16.81%)  (17.70%)   (1.00%)   (1.00%)  (13.40%)   (13.40%)  (4.00%)     --   (23.33%)  (23.33%)
For the year ended Dec. 31, 2003    41.49%    41.94%    42.42%    42.42%    21.43%     20.24%   21.88%   15.00%   30.43%    28.99%
---------------------------------------------------------------------------------------------------------------------------------

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                           9WI(4)    6WI(4)    8SG(5)   7SG(5)   9SG(4)    6SG(4)
                                                                          -------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                               --         --       --       --       --        --
At Dec. 31, 2001                                                               --         --   $ 0.94  $  0.94       --        --
At Dec. 31, 2002                                                          $  0.97         --   $ 0.58  $  0.58       --        --
At Dec. 31, 2003                                                          $  1.27   $   1.26   $ 0.81  $  0.81  $  1.35   $  1.34
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                               --         --      140      222       --        --
At Dec. 31, 2002                                                                1         --      587      816       --        --
At Dec. 31, 2003                                                               25         29    1,080    1,344       18        58
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                               --         --   $  132  $   209       --        --
At Dec. 31, 2002                                                          $     1         --   $  339  $   470       --        --
At Dec. 31, 2003                                                          $    31   $     36   $  880  $ 1,089  $    24   $    77
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                               --         --       --       --       --        --
For the year ended Dec. 31, 2002                                               --         --       --       --       --        --
For the year ended Dec. 31, 2003                                             0.21%        --       --       --       --        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                               --         --     0.75%    0.95%      --        --
For the year ended Dec. 31, 2002                                             1.00%      1.20%    0.75%    0.95%    1.00%     1.20%
For the year ended Dec. 31, 2003                                             1.00%      1.20%    0.75%    0.95%    1.00%     1.20%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                               --         --   (6.00%)   (6.00%)     --        --
For the year ended Dec. 31, 2002                                            (3.00%)       --   (38.30%) (38.30%)     --        --
For the year ended Dec. 31, 2003                                            30.93%     26.00%   39.66%   39.66%   35.00%    34.00%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on Nov. 7, 2002.
(5)  Operations commenced on May 1, 2001.
(6)  Operations commenced on Aug. 14, 2001.
(7)  Operations commenced on Aug. 13, 2001.
(8)  Operations commenced on Dec. 8, 2003.
(9)  Operations commenced on March 1, 2002.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------


Report of Ernst & Young LLP Independent Registered Public Accounting Firm


THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $1,290,945; 2002, $1,199,951)         $1,342,994    $1,256,986
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             8            --
   Mortgage loans on real estate                                                                      158,581       112,239
   Policy loans                                                                                        29,640        30,743
                                                                                                    ---------     ---------
         Total investments                                                                          1,531,223     1,399,968
Cash and cash equivalents                                                                              13,615        24,106
Amounts recoverable from reinsurers                                                                    24,179        20,067
Amounts due from brokers                                                                                   12            --
Accounts receivable                                                                                     1,816         1,238
Premiums due                                                                                              315           338
Accrued investment income                                                                              17,020        16,921
Deferred policy acquisition costs                                                                     184,357       168,371
Other assets                                                                                            5,163         4,961
Separate account assets                                                                             1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total assets                                                                              $3,221,467    $2,772,829
                                                                                                   ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,073,952     $ 960,480
      Universal life-type insurance                                                                   177,458       171,960
      Traditional life, disability income and long-term care insurance                                117,042       102,796
   Policy claims and other policyholders' funds                                                         4,778         2,343
   Deferred income taxes, net                                                                          23,848        22,085
   Other liabilities                                                                                   13,557        16,257
   Separate account liabilities                                                                     1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total liabilities                                                                          2,854,402     2,412,780
                                                                                                    =========     =========
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  31,229        35,141
   Retained earnings                                                                                  284,836       273,908
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                   367,065       360,049
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                         $3,221,467    $2,772,829
                                                                                                   ==========    ==========

See accompanying Notes to Financial Statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Traditional life, disability income and long-term care insurance premiums          $ 21,698       $ 20,043      $ 20,566
   Policyholder and contractholder charges                                              29,726         28,838        27,238
   Mortality and expense risk and other fees                                            14,326         13,960        16,182
   Net investment income                                                                87,117         84,176        79,172
   Net realized loss on investments                                                       (338)        (8,481)      (26,426)
                                                                                      --------       --------      --------
      Total revenues                                                                   152,529        138,536       116,732
                                                                                      ========       ========      ========
BENEFITS AND EXPENSES Death and other benefits:
      Traditional life, disability income and long-term care insurance                   7,410          7,252         6,294
      Universal life-type insurance and investment contracts                            11,770          6,279        12,605
   Increase in liabilities for future policy benefits for traditional life, disability
income and long-term care insurance                                                      9,697          9,352         7,784
   Interest credited on universal life-type insurance and investment contracts          52,673         46,151        47,339
   Amortization of deferred policy acquisition costs                                     7,741         15,834        16,341
   Other insurance and operating expenses                                               17,024         12,333        13,668
                                                                                      --------       --------      --------
         Total benefits and expenses                                                   106,315         97,201       104,031
                                                                                      --------       --------      --------
Income before income taxes                                                              46,214         41,335        12,701
Income tax expense                                                                      15,286         14,302         4,685
                                                                                      --------       --------      --------
Net income                                                                            $ 30,928       $ 27,033      $  8,016
                                                                                      ========       ========      ========

See accompanying Notes to Financial Statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)

                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                        $  30,928      $  27,033     $   8,016
   Adjustments to reconcile net income to net cash provided by operating activities:
      Policy loans, excluding universal life-type insurance:
         Issuance                                                                       (2,230)        (2,430)       (2,781)
         Repayment                                                                       2,566          2,912         3,167
      Change in accrued investment income                                                 (707)          (945)        2,570
      Change in amounts recoverable from reinsurers                                     (4,112)        (4,166)       (5,691)
      Change in premiums due                                                                23             58           (51)
      Change in accounts receivable                                                       (578)           867           144
      Change in other assets                                                              (202)          (169)       (4,203)
      Change in deferred policy acquisition costs, net                                 (17,027)       (15,208)      (10,376)
      Change in liabilities for future policy benefits for traditional life,
        disability income and long-term care insurance                                  14,246         14,898        11,801
      Change in policy claims and other policyholder's funds                             2,435         (4,461)        3,861
      Deferred income tax provision (benefit)                                            3,870          1,851        (4,763)
      Change in other liabilities                                                       (2,700)        (2,402)           68
      Amortization of premium (accretion of discount), net                                 808           (819)        3,477
      Net realized loss on investments                                                     338          8,481        26,426
      Policyholder and contractholder charges, non-cash                                (14,352)       (13,394)      (12,632)
      Other, net                                                                           194         (1,582)          126
                                                                                     ---------      ---------     ---------
         Net cash provided by operating activities                                      13,500         10,524        19,159
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (718,910)      (590,944)     (429,487)
      Maturities, sinking fund payments and calls                                      139,530        198,972       117,961
      Sales                                                                            488,168        215,680       214,426
   Other investments, excluding policy loans:
      Purchases                                                                        (70,848)        (1,374)         (309)
      Sales                                                                             24,184         14,235        19,223
   Change in amounts due to and from brokers                                               (12)       (31,487)       32,364
                                                                                     ---------      ---------     ---------
         Net cash used in investing activities                                        (137,888)      (194,918)      (45,822)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             141,822        174,235        56,228
   Surrenders and death benefits                                                       (61,174)       (15,299)      (81,988)
   Interest credited to account balances                                                52,673         46,151        47,339
   Universal life-type insurance policy loans:
   Issuance                                                                             (3,908)        (4,102)       (4,308)
   Repayment                                                                             4,484          4,150         3,544
   Cash dividends                                                                      (20,000)       (14,000)      (16,000)
                                                                                     ---------      ---------     ---------
Net cash provided by financing activities                                              113,897        191,135         4,815
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                (10,491)         6,741       (21,848)
   Cash and cash equivalents at beginning of year                                       24,106         17,365        39,213
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  13,615      $  24,106     $  17,365
                                                                                     =========      =========     =========
   Supplemental disclosures:
      Income taxes paid                                                              $  12,340      $  13,059     $   5,408
      Interest on borrowings                                                               108              6            35

See accompanying Notes to Financial Statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                            Accumulated
                                                                                               other
                                                                              Additional   comprehensive                  Total
                                                                   Capital      paid-in   income (loss),   Retained   stockholder's
                                                                    stock       capital     net of tax     earnings      equity
Balance, January 1, 2001                                           $ 2,000    $ 49,000      $ (10,324)    $ 268,859     $ 309,535
Comprehensive income:
   Net income                                                           --          --             --         8,016         8,016
   Cumulative effect of adopting SFAS No. 133, net
      of income tax benefit of $486                                     --          --           (903)           --          (903)
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($416)
      and income tax expense of $16,188                                 --          --         30,065            --        30,065
   Reclassification adjustment for gains on Available-for-Sale securities included in net income, net
      of income tax expense of $7,673                                   --          --        (14,250)           --       (14,250)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         14,912            --        14,912
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    22,928
Cash dividends                                                          --          --             --       (16,000)      (16,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2001                                         $ 2,000    $ 49,000        $ 4,588     $ 260,875     $ 316,463
Comprehensive income:
   Net income                                                           --          --             --        27,033        27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                                --          --         25,268            --        25,268
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $2,846                       --          --          5,285            --         5,285
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         30,553            --        30,553
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    57,586
Cash dividends                                                          --          --             --       (14,000)      (14,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2002                                         $ 2,000    $ 49,000       $ 35,141     $ 273,908     $ 360,049
Comprehensive income:
   Net income                                                           --          --             --        30,928        30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred
      policy acquisition costs of ($1,041) and income tax
      benefit of $2,107                                                 --          --         (3,911)           --        (3,911)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $nil                         --          --             (1)           --            (1)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive loss                                             --          --         (3,912)           --        (3,912)
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    27,016
Cash dividends                                                          --          --             --       (20,000)      (20,000)
                                                                   -------    --------      ---------     ---------     ---------
Balance, December 31, 2003                                         $ 2,000    $ 49,000       $ 31,229     $ 284,836     $ 367,065
                                                                   =======    ========       ========     =========     =========

See accompanying Notes to Financial Statements.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued marketing proprietary long-term care insurance at the end of 2002, it still retains risk on a block of existing contracts, 50% of which are reinsured.

Under IDS Life of New York's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Guaranteed Minimum Death Benefit

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life of New York's contracts containing a GMBD provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $1.8 million, $1.0 million, and $1.0 million, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are 7.75% to 9% at policy issue and grade to 6.5% to 7.0% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average of approximately 5.7%.

IDS Life of New York issues only non-participating life insurance contracts and has no short-duration life insurance liabilities.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Reinsurance

Included in accounts receivables are amounts recoverable from reinsurers of $24.2 million and $20.1 million at December 31, 2003 and 2002, respectively.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life of New York generally retains 10% of the mortality risk on new life insurance policies insuring a single life. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life of New York retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of variable annuity and variable life insurance contract owners. IDS Life of New York receives mortality and expense risk fees from the separate accounts.

IDS Life of New York provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the current level less outstanding loans regardless of investment performance so long as the policy owners pays the contractual premium requirements for the death benefit guarantee provision.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". IDS Life of New York adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Although there was no significant impact resulting from the adoption of Issue 99-20, IDS Life of New York holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York has a pro rata return based on the performance of up to $200 million of the high-yield loans. Currently, the underlying portfolio consists of $176.4 million in high-yield loans which have a market value of $172.5 million. The SLTs have an adjusted cost basis of $41.5 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $41.5 million.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as IDS Life of New York's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life of New York's rated CDO's whose retained interest in the trust had a carrying value of $16.9 million at December 31, 2003, of which $12.5 million is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life of New York is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life of New York. IDS Life of New York expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact in IDS Life of New York's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                       Gross           Gross
(Thousands)                                                           Amortized     unrealized       unrealized     Fair
Fixed maturities:                                                       cost           gains           losses       value
Corporate bonds and obligations                                       $  672,575       $35,531         $2,792    $  705,314
Mortgage and asset-backed securities                                     405,743        13,064            578       418,229
Foreign corporates, government bonds and obligations                     143,875         8,919          1,142       151,652
Structured investments                                                    59,331             -            919        58,412
State and municipal obligations                                            5,995            30            192         5,833
U.S. Government agency obligations                                         3,426           128              -         3,554
                                                                      ----------       -------         ------    ----------
Total fixed maturity securities                                       $1,290,945       $57,672         $5,623    $1,342,994
                                                                      ==========       =======         ======    ==========
Common stocks                                                         $       --       $     8         $   --     $       8
                                                                      ----------       -------         ------    ----------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         Gross          Gross
(Thousands)                                                             Amortized     unrealized     unrealized       Fair
Fixed maturities:                                                         cost           gains         losses         value
Corporate bonds and obligations                                       $  505,026       $33,356        $ 7,717    $  530,665
Mortgage and asset-backed securities                                     548,018        26,687          1,406       573,299
Foreign corporates, government bonds and obligations                      86,814         7,807            123        94,498
Structured investments                                                    59,662             -          1,643        58,019
U.S. Government agency obligations                                           431            74              -           505
                                                                      ----------       -------        -------    ----------
Total fixed maturity securities                                       $1,199,951       $67,924        $10,889    $1,256,986
                                                                      ==========       =======        =======    ==========

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

(Thousands)                             Less than 12 months               12 months or more                  Total
Description of Securities            Fair value   Unrealized losses  Fair value  Unrealized losses  Fair value  Unrealized losses
Corporate debt securities            $141,774      $(2,854)             $479          $(18)          $142,253       $(2,872)
Mortgage and other asset-backed
   securities                          79,623         (578)               --            --             79,623          (578)
State and municipal obligations         3,810         (191)               --            --              3,810          (191)
Foreign corporates, government
  bonds and obligations                39,794       (1,063)               --            --             39,794        (1,063)
                                     --------      -------              ----          ----           --------       -------
Total                                $265,001      $(4,686)             $479          $(18)          $265,480       $(4,704)
                                     ========      =======              ====          ====           ========       =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $919 thousand.

Approximately 98 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                  Amortized         Fair
(Thousands)                                         cost            value
Due within 1 year                               $   23,368      $   24,023
Due after 1 year through 5 years                   172,391         182,420
Due after 5 years through 10 years                 593,344         619,710
Due after 10 years                                  96,099          98,612
Mortgage and asset-backed securities               405,743         418,229
                                                ----------      ----------
Total                                           $1,290,945      $1,342,994
                                                ==========      ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $250 thousand and $298 thousand, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 88 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $72 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agency's rating differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                 2003             2002
AAA                                                     34%             47%
AA                                                       2               1
A                                                       24              17
BBB                                                     31              28
BB                                                       5               5
Below investment grade                                   4               2
                                                       ---             ---
   Total                                               100%            100%
                                                       ===             ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                  2003              2002              2001
Sales                       $488,168         $215,680          $214,426
Maturities                  $139,530         $198,972          $117,961
Purchases                   $718,910         $590,944          $429,487
                            --------         --------          --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $15.4 million, $7.2 million and $5.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($8.3 million), ($6.8 million) and ($18.3 million) for the same periods. IDS Life also recognized (losses) of approximately ($7.1 million), ($8.5 million) and ($13.0 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life of New York recorded pretax losses of $31.0 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with IDS Life of New York's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, approximately $24.1 million of these losses are included in Net realized losses on investments and approximately $6.9 million are included in Net investment income.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2003, the retained interests had a carrying value of approximately $16.9 million, of which approximately $12.5 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF 99-20.


                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortgages loans on real estate

At December 31, 2003, approximately 10 percent of IDS Life of New York's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Region                                                                       sheet   commitments         sheet    commitments
West North Central                                                         $ 12,728     $ 3,850        $ 15,169       $--
East North Central                                                           38,402       5,575          18,951        --
South Atlantic                                                               23,313          --          19,466        --
Middle Atlantic                                                              11,941       2,800          11,363        --
Pacific                                                                      26,213          --           6,346        --
Mountain                                                                     29,395       2,700          28,895        --
New England                                                                   7,272          --           5,603        --
West South Central                                                            3,861         100              --        --
East South Central                                                            6,954          --           7,603        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===


                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Property type                                                                sheet   commitments         sheet    commitments
Apartments                                                                 $ 42,719     $ 2,100        $ 37,635       $--
Department/retail stores                                                     39,426       9,350          36,571        --
Office buildings                                                             32,303       3,575          16,388        --
Industrial buildings                                                         25,897          --          13,506        --
Nursing/retirement                                                            3,525          --           4,072        --
Mixed Use                                                                     1,394          --              --        --
Hotels/Motels                                                                 2,994          --              --        --
Other                                                                         3,700          --              --        --
Medical buildings                                                             8,121          --           5,224        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, IDS Life of New York's investment in impaired loans was $nil, $481 thousand and $nil, respectively.

During 2003, 2002 and 2001, the average recorded investment in impaired loans was $295 thousand, $37 thousand and $nil, respectively.

IDS Life of New York recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2003, 2002, and 2001.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003          2002           2001
Balance, January 1                                                                      $1,157         $  805          $303
Provision for mortgage loan losses                                                         341            352           502
                                                                                        ------         ------          ----
Balance, December 31                                                                    $1,498         $1,157          $805
                                                                                        ======         ======          ====

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003          2002           2001
Income on fixed maturity securities                                                    $76,491        $71,665       $69,566
Income on mortgage loans on real estate                                                  8,830          9,483        10,682
Other                                                                                    3,272          3,890          (900)
                                                                                       -------        -------       -------
                                                                                        88,593         85,038        79,348
Less investment expenses                                                                 1,476            862           176
                                                                                       -------        -------       -------
Total                                                                                  $87,117        $84,176       $79,172
                                                                                       =======        =======       =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003          2002           2001
Fixed maturity securities                                                                $   1        $(8,129)     $(25,924)
Mortgage loans on real estate                                                             (341)          (352)         (502)
Other                                                                                        2             --            --
                                                                                         -----        -------      --------
Total                                                                                    $(338)       $(8,481)     $(26,426)
                                                                                         =====        =======      ========

4. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31 consists of the following:

(Thousands)                                                                              2003          2002           2001
Federal income taxes:
   Current                                                                             $10,056        $11,383       $ 8,098
   Deferred                                                                              3,870          1,851        (4,763)
                                                                                       -------        -------       -------
                                                                                        13,926         13,234         3,335
State income taxes-current                                                               1,360          1,068         1,350
                                                                                       -------        -------       -------
Income tax expense                                                                     $15,286        $14,302       $ 4,685
                                                                                       =======        =======       =======

Income tax expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                 2003                      2002                      2001
                                                   Provision     Rate         Provision    Rate         Provision     Rate
Federal income taxes based on the statutory rate   $16,175         35.0%    $14,467          35.0%       $4,445        35.0%
Tax-excluded interest and dividend income             (803)        (1.7)       (230)         (0.6)         (258)       (2.0)
State tax, net of federal benefit                      884          1.9         694           1.7           878         6.9
Other, net                                            (970)        (2.1)       (629)         (1.5)         (380)       (3.0)
                                                   -------         ----     -------          ----        ------        ----
Total income taxes                                 $15,286         33.1%    $14,302          34.6%       $4,685        36.9%
                                                   =======         ====     =======          ====        ======        ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life of New York is liquidated. Deferred income tax liabilities related to the policyholders' surplus account of $279 thousand have not been established because no distributions of such amounts are contemplated.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31 are as follows:

(Thousands)                                                                                             2003           2002
Deferred income tax assets:
   Policy reserves                                                                                    $33,834       $28,533
   Investments                                                                                         12,388        16,334
                                                                                                      -------       -------
Total deferred income tax assets                                                                       46,222        44,867
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   53,251        48,027
   Net unrealized gains, Available-for-Sale securities                                                 16,819        18,925
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  70,070        66,952
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $23,848       $22,085
                                                                                                      =======       =======

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166.4 million, and $160.6 million as of December 31, 2003 and 2002, respectively (see Note 4 with respect to the income tax effect of certain distributions and Note 10 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life of New York uses to prepare its statutory-basis financial statements. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002, the state of New York further adopted additional provisions of the revised manual. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5.1 million.

6. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $30 thousand, $30 thousand, and $26 thousand in 2003, 2002, and 2001, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002, and 2001 were $145 thousand, $127 thousand, and $48 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2003, 2002, and 2001, which are calculated on the basis of commission earnings of the individual financial advisors, were $468 thousand, $199 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2003, 2002, and 2001 were $nil. Such costs are included in deferred policy acquisition costs.

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.6 million, $23.2 million, and $19.9 million, for 2003, 2002, and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $1.2 million and $2.2 million respectively, to IDS Life for federal income taxes.

7. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003 and 2002, traditional life insurance and universal life-type insurance in force aggregated $7.5 billion and $7.0 billion respectively, of which $1.9 billion and $1.1 billion were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6.3 million, $6.6 million, and $2.6 million for the years ended December 31, 2003, 2002, and 2001, respectively. Recoveries from reinsurers other than IDS Life amounted to $131 thousand, $511 thousand, and $924 thousand for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligations to policyholders.

IDS Life of New York has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $144.5 million and $163.5 million at December 31, 2003 and 2002, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2003, 2002, and 2001, and a decrease in liabilities for future policy benefits related to this agreement of $1 million for each of the years ended December 31, 2003, 2002 and 2001.

At December 31, 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

IDS Life of New York is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life of New York discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                              Carrying      Fair         Carrying      Fair
Financial Assets                                                          amount       value         amount       value
Available-for-Sale securities:
Fixed maturities                                                        $1,342,994   $1,342,994   $1,256,986   $1,256,986
   Common stocks                                                                 8            8           --           --
Mortgage loans on real estate                                              158,581      166,091      112,239      124,228
Cash and cash equivalents                                                   13,615       13,615       24,106       24,106
Separate account assets                                                  1,443,767    1,443,767    1,136,859    1,136,859
Financial Liabilities
Future policy benefits for fixed annuities                              $  971,122   $  932,821   $  859,659   $  831,393
Separate account liabilities                                             1,246,413    1,201,081      990,689      949,785

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $98.4 million and $95.8 million, respectively, and policy loans of $4.5 million and $5.0 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $197.4 million and $146.2 million, respectively.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2003          2002          2001
Net income, per accompanying financial statements                                     $ 30,928       $ 27,033      $  8,016
Deferred policy acquisition costs                                                      (16,185)       (14,624)       (9,584)
Adjustments of future policy benefit liabilities                                         5,849          8,845        (3,064)
Deferred income tax expense (benefit)                                                    3,870          1,851        (4,763)
Provision (reduction) for losses on investments                                            341            352        (1,314)
Interest maintenance reserves gain/loss transfer and amortization                       (5,343)        (2,178)        5,797
Adjustment to separate account reserves                                                  6,779         (7,940)       (3,636)
Other, net                                                                                (944)          (286)          552
                                                                                      --------       --------     ---------
Statutory-basis net income (loss)                                                     $ 25,295       $ 13,053     $  (7,996)
                                                                                      ========       ========     =========

(Thousands)                                                                              2003          2002          2001
Stockholder's equity, per accompanying financial statements                          $ 367,065      $ 360,049     $ 316,463
Deferred policy acquisition costs                                                     (184,357)      (168,371)     (155,996)
Adjustments of future policy benefit liabilities                                        31,857         21,826         6,165
Deferred income tax liabilities                                                         59,129         58,381         3,782
Asset valuation reserve                                                                 (7,349)        (8,112)      (11,195)
Adjustments of separate account liabilities                                             56,516         49,737        57,677
Adjustments of investments to amortized cost                                           (52,048)       (57,035)       (7,094)
Premiums due, deferred and in advance                                                    1,187          1,317         1,383
Deferred revenue liability                                                               4,584          4,901         5,102
Reserves for mortgage loan losses                                                        1,498          1,157           805
Non-admitted assets                                                                    (32,265)       (31,642)       (2,772)
Interest maintenance reserve                                                            (5,007)           337         2,515
Other, net                                                                             (22,161)       (19,644)      (12,911)
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 218,649      $ 212,901     $ 203,924
                                                                                     =========      =========     =========


                                                              S-6343-1 A (10/04)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the IDS Life of New York Variable Annuity Account

     Report of Independent Auditors dated March 19, 2004.
     Statements of Assets and Liabilities for the year ended Dec. 31, 2003. Statements of Operations for the year ended Dec. 31, 2003.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2003 and 2002.
     Notes to Financial Statements.

     The audited financial statements of the IDS Life of New York Insurance Company

     Report of Independent Auditors dated Jan. 26, 2004.
     Balance Sheets as of Dec. 31, 2003 and 2002.
     Statements of Operations for the years ended Dec. 31, 2003, 2002 and 2001. Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001. Statements of Stockholder's Equity for the three years ended Dec. 31, 2003, 2002 and 2001.
     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
         Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

2        Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, is filed electronically herewith.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, is filed electronically herewith.

4.4 Form of Return of Purchase Payment Death Benefit Rider, is filed electronically herewith.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity is filed electronically herewith.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life of New York dated May 1992, filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 333-03867 is incorporated herein by reference.

6.3 Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as
         Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co.
         and Calvert Distributors Inc. and IDS Life Insurance Company of
         New York filed electronically as Exhibit 8.3 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Evergreen Variable Annuity Trust and IDS Life Insurance Company of New York, dated August 13, 2001 filed electronically as Exhibit 8.5 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.7 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.8      Copy of Participation Agreement between IDS Life Insurance
         Company of New York and INVESCO Variable Investment Funds, Inc,
         and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.8 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.9 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as
         Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Participation Agreement among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated August
         13, 2001 filed electronically as Exhibit 8.11 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.13 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit
         8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

8.14 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Strong Opportunity Fund II, Inc. and Strong Investor Services, Inc. and Strong Investments, Inc. dated August 13, 2001 filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.15     Copy of Participation Agreement by and among Wanger Advisors
         Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999 filed electronically as
         Exhibit  8.14  to  Registrant's  Post-Effective  Amendment  No.  4  to
         Registration   Statement  No.  333-91691  is  incorporated  herein  by
         reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust and IDS Life Insurance Company of New York and Stephens Inc. dated May 1, 2000 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 1 to Registraion Statement No. 333-91691 is incorporated herein by reference.

14.      Not applicable.

15.1 Power of Attorney to sign this Registration Statement dated April 15, 2004 filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-91691 is incorporated herein by reference.

15.2 Power of Attorney to sign this Registration Statement dated July 7, 2004 filed electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 10 to Registration Statement No. 333-91691 is incorporated herein by reference.

Item 25.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director and Vice President - Third
                                      Minneapolis, MN  55474                    Party Distribution

Paul R. Johnston                      50605 AXP Financial Center                Assistant General Counsel and Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contractowners

         As of March 31, 2004, there were 11,388 non-qualified contract owners and 10,387 qualified contract owners in the IDS Life of New York Variable Annuity Account.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.
         Item 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Director and Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.



(c)      Name of principal          Net Underwriting            Compensation    Brokerage
         Underwriter                Discount and Commissions    on redemption   Commissions       Compensation
         -----------                ------------------------    --------------  -----------       ------------
         American Express                 $2,433,623                 None          None               None
         Financial Advisors Inc.

Item 30. Location of Accounts and Records

         IDS Life Insurance Company of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 30th day of September, 2004.


         IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

         By IDS Life Insurance Company of New York
         (Sponsor)

               By /s/ Timothy V. Bechtold*
                      -------------------
                      Timothy V.Bechtold
                      President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of September, 2004.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Carol A. Holton*                  Director and Vice President - Third Party
-----------------------------          Distribution
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  David K. Stewart**                Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit 15 to Registrant's Post-Effective Amendment No. 9, by:

** Signed pursuant to Power of Attorney dated July 7, 2004, filed electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 10, by:


/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.
         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.